                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  StagecoachTM Advisor PlanSM III, a flexible premium deferred annuity (the "Annuity") offered by American
Skandia Life  Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us")  exclusively  through Wells Fargo Bank,  N.A. The
Annuity may be offered as an  individual  annuity  contract or as an interest in a group  annuity.  This  Prospectus  describes  the important  features of the Annuity and what you should  consider  before  purchasing the Annuity.  We have also filed a Statement of
Additional  Information  that is available from us, without charge,  upon your request.  The contents of the Statement of Additional
Information  are  described on page 73. The Annuity or certain of its  investment  options  and/or  features may not be available in all states.  Various rights and benefits may differ between states to meet  applicable  laws and/or  regulations.  Certain terms are capitalized  in this  Prospectus.  Those  terms are either  defined in the  Glossary  of Terms or in the  context of the  particular section.

====================================================================================================================================
American  Skandia offers several  different  annuities  which your investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be subject to if you choose to surrender  the annuity.  The fees and charges may also be different between each annuity.
====================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any  surrender or penalty  charges you may incur when  replacing  your  existing  coverage and that this Annuity may be subject to a contingent  deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently  used for  retirement  planning  because it allows you to accumulate  retirement  savings and also offers annuity payment options when you are ready to begin  receiving  income.  The Annuity also offers one or more death benefits that can protect  your  retirement  savings if you die during a period of  declining  markets.  It may be used as an  investment  vehicle for
"qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or Tax  Sheltered  Annuity (or  403(b)).  It may also be used as an investment  vehicle  for  "non-qualified"  investments.  The  Annuity  allows  you to  invest  your  money in a number  of  variable investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you  generally  are not taxed on any  investment  gains the Annuity earns until you make a  withdrawal  or begin to receive  annuity  payments.  This  feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your Account Value  because money that would  otherwise be needed to pay taxes on investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a
10%  penalty  tax may be  applied  on  withdrawals  you make  before  you  reach age 59 1/2.  Annuities  purchased  as a  non-qualified investment  are not subject to the maximum  contribution  limits  that may apply to a qualified  investment,  and are not subject to required minimum distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your  retirement  plan under the Internal  Revenue Code. An
Annuity may offer  features  and  benefits in addition to  providing  tax  deferral  that other  investment  vehicles may not offer, including  death benefit  protection for your  beneficiaries,  lifetime income  options,  and the ability to make transfers  between numerous  variable  investment  options  offered  under the Annuity.  You should  consult with your  investment  professional  as to whether the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

These  annuities are NOT deposits or  obligations  of, or issued,  guaranteed or endorsed by, any bank, or bank  subsidiary of Wells
Fargo Bank,  N.A., are NOT insured or guaranteed by the U.S.  government,  the Federal Deposit  Insurance  Corporation  (FDIC),  the
Federal Reserve Board or any other agency.  An investment in this annuity  involves  investment  risks,  including  possible loss of value.
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THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
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                                            FOR FURTHER INFORMATION CALL 1-800-680-8920.
Prospectus Dated: December 15, 2003                                     Statement of Additional Information Dated: December 15, 2003
WFVASAPIIIPROS - (12/2003)                                                                                              WFVASIIIPROS

                            PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This Annuity is a "flexible  premium  deferred  annuity." It is called  "flexible  premium"  because you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors  "defer"  receiving  annuity payments until after an accumulation period.

|X|      This  Annuity  offers  both  variable  and fixed  investment  options.  If you  allocate  your  Account  Value to  variable investment  options,  the value of your  Annuity  will vary daily to reflect the  investment  performance  of the  underlying investment  options.  Fixed investment  options of different  durations are offered that are guaranteed by us, but may have a
       Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.

|X|      The Annuity  features  two  distinct  periods - the  accumulation  period and the payout  period.  During the  accumulation period  your  Account  Value is  allocated  to one or more  investment  options.  The  variable  investment  options,  each a
       Sub-account  of  American  Skandia  Life  Assurance  Corporation  Variable  Account B,  invest in an  underlying  mutual fund portfolio.  Currently,  portfolios of the following  underlying  mutual funds are being offered:  Wells Fargo Variable Trust,
       American Skandia Trust,  Gartmore Variable  Investment Trust,  INVESCO Variable  Investment Funds,  Inc.,  Evergreen Variable
       Annuity Trust, ProFunds VP, First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.

|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive  annuity  payments (1) for life; (2)
       for life with a  guaranteed  minimum  number  of  payments;  (3)  based on joint  lives;  or (4) for a  guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.

|X|      This Annuity offers three different optional benefits,  for an additional  charge,  that can provide investment  protection for Owners while they are alive.

|X|      This Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.

|X|      You are allowed to withdraw a limited  amount of money from your  Annuity on an annual  basis  without any  charges.  Other product  features  allow you to access your Account  Value as necessary,  although a charge may apply.  After Annuity Year 8, you are allowed to make unlimited withdrawals from your Annuity without any charges.

|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty  transfers each year free of charge.
       We also  offer  several  programs  that  enable you to manage  your  Account  Value as your  financial  needs and  investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through licensed,  registered  investment  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower  initial  purchase  payment  provided  you  establish a bank drafting  program under which purchase  payments  received in the first Annuity Year total at least $1,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those  persons must be age 80 or under.  If the Annuity is owned by an entity,  the annuitant must be age 80 or under.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED
     CONTRACTS?...................................................................................................................64
   HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?..........................................................................65
   GENERAL TAX CONSIDERATIONS.....................................................................................................66
GENERAL INFORMATION...............................................................................................................67
   HOW WILL I RECEIVE STATEMENTS AND REPORTS?.....................................................................................67
   WHO IS AMERICAN SKANDIA?.......................................................................................................68
   WHAT ARE SEPARATE ACCOUNTS?....................................................................................................68
   WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?...........................................................................69
   WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?.........................................................................70
   AVAILABLE INFORMATION..........................................................................................................72
   INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE................................................................................72
   HOW TO CONTACT US..............................................................................................................72
   INDEMNIFICATION................................................................................................................73
   LEGAL PROCEEDINGS..............................................................................................................73
   CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................................................................73
APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA..........................................................................1
AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF AMERICAN SKANDIA LIFE ASSURANCE CORPORATION..........................................11
APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B..............................................................1
APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS................................................................................1

                                                         GLOSSARY OF TERMS

Many terms used within this  Prospectus  are described  within the text where they appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account Value:  The value of each  allocation to a Sub-account or a Fixed  Allocation  prior to the Annuity Date, plus any earnings, and/or less any losses,  distributions  and charges.  The Account Value is  calculated  before we assess any  applicable  Contingent
Deferred Sales Charge ("CDSC") and/or any Annual  Maintenance  Fee. The Account Value is determined  separately for each Sub-account and for each Fixed  Allocation,  and then totaled to determine the Account Value for your entire Annuity.  The Account Value of each
Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The  application  of Account Value to one of the  available  annuity  options for the  Annuitant to begin  receiving periodic payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An allocation of Account Value that is to be credited a fixed rate of interest for a specified  Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation  on any date other  than the  Maturity  Date.  The  Interim  Value is equal to the initial value allocated to the Fixed Allocation plus all interest  credited to the Fixed Allocation as of the date calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation  on a day more than 30 days prior to the Maturity Date of such Fixed Allocation.

Owner: With an Annuity issued as an individual  annuity  contract,  the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.  With an Annuity issued as a certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender  prior to the Annuity Date. It equals the Account Value as of the date we price the  surrender  minus any  applicable  CDSC,  Annual  Maintenance  Fee, Tax Charge and the charge for any optional benefits.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities and Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and charges for the  Annuity.  Some fees and charges are assessed  against your Annuity  while others are assessed  against  assets  allocated  to the variable  investment  options.  The fees and charges that are assessed  against the
Annuity  include the  Contingent  Deferred  Sales Charge,  Transfer Fee, and Annual  Maintenance  Fee. The charges that are assessed against the variable  investment options are the Insurance Charge,  which is the combination of a mortality and expense risk charge, a charge for  administration  of the  Annuity,  the  Distribution  Charge and the charge for any optional  benefits you elect.  Each underlying  mutual fund portfolio  assesses a charge for investment  management,  other expenses and with some mutual funds, a 12b-1 charge.  The prospectus for each  underlying  mutual fund provides more detailed  information  about the expenses for the underlying mutual  funds.  Tax charges may vary by state and in certain  states a premium tax charge may be  applicable.  All of these fees and charges are described in more detail within this Prospectus.

The  following  table  provides a summary of the fees and charges you will incur if you  surrender  the Annuity or transfer  Account
Value among investment options.  These fees and charges are described in more detail within this Prospectus.

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                                                   YOUR TRANSACTION FEES AND CHARGES
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                                                    (assessed against the Annuity)
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--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
---------------------------------------------------------------------
Contingent Deferred Sales Charge*                                                                   7.5%
                                                                       The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period is measured from the Issue Date of the Annuity.
--------------------------------------------------------------------- ------------------------------------------------------------------
---------------------------------------------------------------------
Transfer Fee                                                                                       $10.00
                                                                            (Deducted after the 20th transfer each Annuity Year)
--------------------------------------------------------------------- ------------------------------------------------------------------

*    The following are the Contingent Deferred Sales Charges (as a percentage of each applicable Purchase Payment) upon surrender or withdrawal.

                                       ------- ------ ------ ------ ----- ------ ------ ----- -------
                                       Yr. 1   Yr. 2  Yr. 3  Yr. 4  Yr.   Yr. 6  Yr. 7  Yr.   Yr. 9+
                                                                     5                   8
                                       ------- ------ ------ ------ ----- ------ ------ ----- -------
                                       ------- ------ ------ ------ ----- ------ ------ ----- -------
                                        7.5%   7.0%   6.5%   6.0%   5.0%  4.0%   3.0%   2.0%   0.0%
                                       ------- ------ ------ ------ ----- ------ ------ ----- -------

The  following  table  provides a summary of the periodic  fees and charges you will incur while you own the Annuity,  excluding the underlying mutual fund Portfolio annual expenses.  These fees and charges are described in more detail within this Prospectus.

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                                                    YOUR PERIODIC FEES AND CHARGES
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---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                            AMOUNT DEDUCTED/
                 FEE/EXPENSE                              DESCRIPTION OF CHARGE                            WHEN DEDUCTED
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Premium Tax Charge                                 Depends on the requirements of the                         Various
                                                         applicable jurisdiction

============================================== ============================================ ============================================
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                                           ANNUAL FEES/CHARGES ASSESSED AGAINST THE ANNUITY
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                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Annual Maintenance Fee                                                              Smaller of $35 or 2% of Account Value
                                                                          (Only applicable if Account Value is less than $100,000)
                                                                        (Assessed annually on the Annuity's anniversary date or upon surrender)
--------------------------------------------------------------------- ------------------------------------------------------------------
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                                               ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS*
                                 (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
Mortality & Expense Risk Charge                                                                     0.50%
--------------------------------------------------------------------- ------------------------------------------------------------------
Administration Charge                                                                               0.15%
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Distribution Charge**                                                                    0.60% in Annuity Years 1-8
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Total Annual Charges of the Sub-accounts***                           1.25% per year of the value of each Sub-account in Annuity Years
                                                                                                   1-8****
--------------------------------------------------------------------- ------------------------------------------------------------------
*    These charges are deducted daily and apply to Variable Investment Options only.
**   The Distribution Charge in Annuity Years 9+ is 0.00%.
***  The combination of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the "Insurance  Charge"
elsewhere in this Prospectus.
**** The Total Annual Charges of the Sub-accounts in Annuity Years 9+ are 0.65% per year of the value of each Sub-account.

The  following  table  provides  a  summary  of the fees and  charges  you will  incur if you elect  any of the  following  optional benefits.  These fees and charges are described in more detail within this Prospectus.

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                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
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------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED RETURN OPTION PlusSM (GRO PlusSM) (or GRO where GRO PlusSM is not available)
We offer a program  that  guarantees  a  "return  of  premium"  at a future  date,  while     0.25% of average    1.50% in Annuity
allowing you to allocate all or a portion of your Account Value to certain Sub-accounts.    daily net assets of   Years 1-8
                                                                                              the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
We offer a program that guarantees  your ability to withdraw  amounts equal to an initial     0.35% of average    1.60% in Annuity
principal value, regardless of the impact of market performance on your Account Value.      daily net assets of   Years 1-8
                                                                                              the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)                                                     0.50% per year of    1.25% in Annuity
We offer a program that,  after a seven-year  waiting period,  guarantees your ability to       the average       Years 1-8
begin  receiving  income  from your  Annuity in the form of annuity  payments  based on a     Protected Income            PLUS
guaranteed  minimum value (called the "Protected  Income Value") that increases after the     Value; deducted     0.50% per year of
waiting  period  begins,  regardless of the impact of market  performance on your Account   annually in arrears   average Protected
Value.                                                                                       each Annuity Year    Income Value
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average      1.50% in Annuity
your  beneficiary(ies)  by providing  amounts in addition to the basic Death Benefit that   daily net assets of         Years 1-8
can be used to offset  federal  and state  taxes  payable  on any  taxable  gains in your     the Sub-accounts
Annuity at the time of your death.
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average      1.50% in Annuity
your  beneficiary(ies)  by  providing a death  benefit  equal to the greater of the basic   daily net assets of         Years 1-8
Death Benefit or the Highest Anniversary Value.                                               the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
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Please  refer to the section of this  Prospectus  that  describes  each  optional  benefit for a complete  description  of the benefit, including any restrictions or limitations that may apply.
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*    The Total Annual Charge includes the Insurance Charge and Distribution Charge assessed against the Annuity.  If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for the optional benefit.  The
     Total Annual Charge for each optional benefit that has an Annual Charge of 0.25% will be 0.90% in Annuity Years 9+.  The Total
     Annual Charge for GMWB in Annuity Years 9+ will be 1.00%

The  following  table  provides  the range  (minimum  and maximum) of the total  annual  expenses  for the  underlying  mutual funds
("Portfolios")  as of December 31, 2002.  Each figure is stated as a percentage  of the  underlying  Portfolio's  average  daily net assets.

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                                               Total Annual Portfolio Operating Expenses
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---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                0.14% *                                       3.14%
---------------------------------------------- -------------------------------------------- --------------------------------------------
*    The minimum total annual  portfolio  operating  expenses are those of a Portfolio  that may invest in mutual funds,  which also charge their own operating expenses.  Thus, the total annual portfolio operating expenses may be higher than indicated.

The following are the investment  management  fees, other expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each underlying  mutual fund  ("Portfolio") as of December 31, 2002,  except as noted.  Each figure is stated as a percentage of the underlying  Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the  management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates that no portion of the management fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the combination of the underlying  Portfolio's  investment  management  fee,  other  expenses  and any  12b-1  fees,  net of any fee  waivers  and  expense reimbursements.  The  following  expenses are deducted by the  underlying  Portfolio  before it provides  American  Skandia with the daily net asset  value.  Any  footnotes  about  expenses  appear  after the list of all the  Portfolios.  The  underlying  Portfolio information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the  prospectuses  or statements of additional  information of the  underlying  Portfolios for further  details.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-680-8920.

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                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
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------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
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Wells Fargo Variable Trust:
  International Equity                                0.75%          2.14%         0.25%          3.14%        2.14%         1.00%
  Small Cap Growth                                    0.75%          0.33%         0.25%          1.33%        0.13%         1.20%
  Growth                                              0.55%          0.35%         0.25%          1.15%        0.15%         1.00%
  Large Company Growth                                0.55%          0.29%         0.25%          1.09%        0.09%         1.00%
  Equity Value                                        0.55%          0.48%         0.25%          1.28%        0.28%         1.00%
  Equity Income                                       0.55%          0.30%         0.25%          1.10%        0.10%         1.00%
  Asset Allocation                                    0.55%          0.23%         0.25%          1.03%        0.03%         1.00%
  Total Return Bond 1                                 0.45%          0.33%         0.25%          1.03%        0.13%         0.90%

American Skandia Trust: 2
  AST Strong International Equity                     0.88%          0.21%          0.12%         1.21%         0.00%        1.21%
  AST William Blair International Growth              1.00%          0.23%          0.10%         1.33%         0.10%        1.23%
  AST American Century International Growth           1.00%          0.25%          0.00%         1.25%         0.00%        1.25%
  AST DeAM International Equity                       1.00%          0.44%          0.00%         1.44%         0.15%        1.29%
  AST MFS Global Equity                               1.00%          0.41%          0.00%         1.41%         0.00%        1.41%
  AST PBHG Small-Cap Growth                           0.90%          0.22%          0.11%         1.23%         0.00%        1.23%
  AST DeAM Small-Cap Growth                           0.95%          0.20%          0.00%         1.15%         0.15%        1.00%
  AST Federated Aggressive Growth                     0.95%          0.43%          0.00%         1.38%         0.03%        1.35%
  AST Gabelli Small-Cap Value                         0.90%          0.19%          0.01%         1.10%         0.00%        1.10%
  AST DeAM Small-Cap Value                            0.95%          0.53%          0.00%         1.48%         0.33%        1.15%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.07%         1.33%         0.10%        1.23%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.20%          0.06%         1.16%         0.00%        1.16%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.17%          0.09%         1.16%         0.00%        1.16%
  AST Alger All-Cap Growth                            0.95%          0.19%          0.15%         1.29%         0.00%        1.29%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.00%         1.19%         0.00%        1.19%
  AST T. Rowe Price Natural Resources                 0.90%          0.23%          0.03%         1.16%         0.00%        1.16%
  AST Alliance Growth                                 0.90%          0.20%          0.03%         1.13%         0.00%        1.13%
  AST MFS Growth                                      0.90%          0.18%          0.10%         1.18%         0.00%        1.18%
  AST Marsico Capital Growth                          0.90%          0.16%          0.04%         1.10%         0.01%        1.09%
  AST Goldman Sachs Concentrated Growth               0.90%          0.15%          0.04%         1.09%         0.06%        1.03%
  AST DeAM Large-Cap Growth                           0.85%          0.23%          0.00%         1.08%         0.10%        0.98%
  AST DeAM Large-Cap Value                            0.85%          0.24%          0.04%         1.13%         0.10%        1.03%
  AST Alliance/Bernstein Growth + Value               0.90%          0.23%          0.00%         1.13%         0.00%        1.13%
  AST Sanford Bernstein Core Value                    0.75%          0.25%          0.00%         1.00%         0.00%        1.00%
  AST Cohen & Steers Realty                           1.00%          0.23%          0.03%         1.26%         0.00%        1.26%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.08%         0.84%         0.00%        0.84%
  AST American Century Income & Growth                0.75%          0.23%          0.00%         0.98%         0.00%        0.98%
  AST Alliance Growth and Income                      0.75%          0.15%          0.08%         0.98%         0.02%        0.96%
  AST MFS Growth with Income                          0.90%          0.28%          0.01%         1.19%         0.00%        1.19%
  AST INVESCO Capital Income                          0.75%          0.17%          0.03%         0.95%         0.00%        0.95%
  AST DeAM Global Allocation                          0.10%          0.04%          0.00%         0.14%         0.00%        0.14%
---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%         0.00%        1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.26%          0.00%         1.11%         0.00%        1.11%
  AST T. Rowe Price Global Bond                       0.80%          0.26%          0.00%         1.06%         0.00%        1.06%
  AST Federated High Yield                            0.75%          0.19%          0.00%         0.94%         0.00%        0.94%
  AST Lord Abbett Bond-Debenture                      0.80%          0.24%          0.00%         1.04%         0.00%        1.04%
  AST DeAM Bond                                       0.85%          0.23%          0.00%         1.08%         0.15%        0.93%
  AST PIMCO Total Return Bond                         0.65%          0.15%          0.00%         0.80%         0.02%        0.78%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%         0.00%        0.83%
  AST Money Market                                    0.50%          0.13%          0.00%         0.63%         0.05%        0.58%

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Gartmore Variable Investment Trust:
  GVIT Developing Markets                             1.15%          0.24%           0.25%         1.64%        0.00%        1.64%

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.37%           0.00%         1.12%         0.00%        1.12%
  Technology                                           0.75%         0.36%           0.00%         1.11%         0.00%        1.11%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%         0.00%        1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%         0.00%        1.09%
  Telecommunications                                   0.75%         0.47%           0.00%         1.22%         0.00%        1.22%

Evergreen Variable Annuity Trust:
  International Equity3                                0.66%         0.39%           0.00%         1.05%         0.00%        1.05%
  Special Equity                                       0.92%         0.26%           0.00%         1.18%         0.15%        1.03%
  Omega                                                0.52%         0.18%           0.00%         0.70%         0.00%        0.70%

ProFund VP:
  Europe 30                                            0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Asia 30                                              0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Japan                                                0.75%         1.06%           0.25%         2.06%         0.08%        1.98%
  Banks                                                0.75%         1.11%           0.25%         2.11%         0.13%        1.98%
  Basic Materials                                      0.75%         1.21%           0.25%         2.21%         0.23%        1.98%
  Biotechnology                                        0.75%         1.16%           0.25%         2.16%         0.18%        1.98%
  Consumer Cyclical                                    0.75%         1.65%           0.25%         2.65%         0.67%        1.98%
  Consumer Non-Cyclical                                0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Energy                                               0.75%         1.16%           0.25%         2.16%         0.18%        1.98%
  Financial                                            0.75%         1.14%           0.25%         2.14%         0.16%        1.98%
  Healthcare                                           0.75%         1.14%           0.25%         2.14%         0.16%        1.98%
  Industrial                                           0.75%         1.65%           0.25%         2.65%         0.67%        1.98%
  Internet                                             0.75%         1.04%           0.25%         2.04%         0.06%        1.98%
  Pharmaceuticals                                      0.75%         1.12%           0.25%         2.12%         0.14%        1.98%
  Precious Metals                                      0.75%         0.98%           0.25%         1.98%          N/A         1.98%
  Real Estate                                          0.75%         1.13%           0.25%         2.13%         0.15%        1.98%
  Semiconductor                                        0.75%         1.33%           0.25%         2.33%         0.35%        1.98%
  Technology                                           0.75%         1.27%           0.25%         2.27%         0.29%        1.98%
  Telecommunications                                   0.75%         1.19%           0.25%         2.19%         0.21%        1.98%
  Utilities                                            0.75%         1.17%           0.25%         2.17%         0.19%        1.98%
  Bull                                                 0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  Bear                                                 0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  UltraBull 4                                          0.75%         1.12%           0.25%         2.12%         0.27%        1.85%
  OTC                                                  0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Short OTC                                            0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  UltraOTC                                             0.75%         1.08%           0.25%         2.08%         0.13%        1.95%
  Mid-Cap Value                                        0.75%         1.25%           0.25%         2.25%         0.27%        1.98%
  Mid-Cap Growth                                       0.75%         1.22%           0.25%         2.22%         0.24%        1.98%
  UltraMid-Cap                                         0.75%         1.36%           0.25%         2.36%         0.38%        1.98%
                                                                                               ------------- ------------ -------------
---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
  Small-Cap Value                                      0.75%         1.45%           0.25%         2.45%         0.47%        1.98%
  Small-Cap Growth                                     0.75%         1.20%           0.25%         2.20%         0.22%        1.98%
  UltraSmall-Cap                                       0.75%         1.15%           0.25%         2.15%         0.17%        1.98%
  U.S. Government Plus                                 0.50%         0.96%           0.25%         1.71%          N/A         1.71%
  Rising Rates Opportunity                             0.75%         1.13%           0.25%         2.13%         0.15%        1.98%

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values                     0.60%          2.29%          0.25%         3.14%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth                      0.85%          0.70%          0.25%         1.80%         0.16%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        Effective  May 1, 2003,  the Wells  Fargo  Variable  Trust  Corporate  Bond  portfolio  changed its name to the Wells Fargo
     Variable Trust Total Return Bond portfolio.  The name change was made in conjunction with a change in investment strategy.
2        The  Investment  Manager of American  Skandia  Trust (the  "Trust") has agreed to  reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2004. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed under the Distribution  Plan.  Although there are no maximum amounts  allowable,  actual  commission  amounts directed under the Distribution  Plan will vary and the amounts  directed during the last full fiscal year of the Plan's  operations may differ from the amounts listed in the above chart.
3        On December 5, 2003, all of the assets of the Evergreen  Variable  Annuity Trust Global Leaders  portfolio were transferred to the Evergreen Variable Annuity Trust  International  Equity portfolio (the "Merger").  The annual expenses are based on what the estimated  combined expenses of the  International  Equity portfolio would have been for the 12 months ended June 30, 2003.
     The annual expenses of the  International  Equity portfolio prior to the Merger were as follows:  Management Fee: 0.66%;  12b-1
     Fee: 0.00%;  Other Expenses 0.73%;  Total Annual Portfolio  Operating  Expenses:  1.39%; Fee Waiver and Expense  Reimbursement:
     0.39%; Net Annual Portfolio Operating Expenses:  1.00%.
4        Effective  May 1, 2003,  the ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP UltraBull to reflect a change in its investment objective.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  expenses  you may incur with the Annuity  over  certain periods of time based on specific  assumptions.  The examples  reflect the  Contingent  Deferred  Sales Charges  (when  applicable),
Annual Maintenance Fee, Insurance Charge,  Distribution  Charge (when applicable),  and the maximum total annual portfolio operating expenses for the underlying  Portfolio  (shown above),  as well as the charges for the optional  benefits that are offered under the
Annuity.  The Securities and Exchange Commission ("SEC") requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $10,000 in the Annuity and received a 5% annual return on assets, and elected all optional benefits available.

The examples  shown assume that:  (a) you only allocate  Account Value to the  Sub-account  with the maximum total annual  portfolio operating expenses for the underlying  Portfolio (shown above),  not to a Fixed Allocation;  (b) the Insurance Charge is assessed as
0.65% per year; (c) the  Distribution  Charge is assessed as 0.60% per year in Annuity Years 1 - 8; (d) the Annual  Maintenance  Fee
(when  applicable) is reflected as an asset-based  charge based on an assumed average  contract size; (e) you make no withdrawals of
Account Value during the period shown; (f) you make no transfers,  withdrawals,  surrender or other transactions for which we charge a fee during the period  shown;  (g) no tax charge  applies;  (h) the maximum  total  annual  portfolio  operating  expenses for the underlying  Portfolio  (shown  above) are  reflected;  and (i) the charge for each  optional  benefit is reflected as an  additional charge equal to 0.25% per year,  respectively,  for the Guaranteed  Return Option Plus, the Enhanced  Beneficiary  Protection  Death
Benefit and the Highest  Anniversary Value Death Benefit and 0.35% for the Guaranteed Minimum Withdrawal  Benefit.  Amounts shown in the examples are rounded to the nearest dollar.

The Expense Examples do not reflect a charge for the Guaranteed Minimum Income Benefit, which is deducted annually in arrears.

Expense  Examples  are  provided as follows:  1.) if you  surrender  the  Annuity at the end of the stated time  period;  2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR  PORTFOLIOS - ACTUAL  EXPENSES WILL BE LESS THAN THOSE SHOWN IF YOU DO NOT ELECT ALL OF THE OPTIONAL  BENEFITS
AVAILABLE OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                       $1,232                       $2,247                      $3,204                     $5,320
            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $557                        $1,662                      $2,754                     $5,320
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $557                        $1,662                      $2,754                     $5,320
            ----------------------------- --------------------------- --------------------------- --------------------------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (see "What are
Separate  Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are interested.  The following chart  classifies each of the Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also  provides a  description  of each
Portfolio's  investment  objective (in italics) and a short,  summary description of their key policies to assist you in determining which  Portfolios  may be of  interest  to you.  There is no  guarantee  that any  underlying  Portfolio  will  meet its  investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those Portfolios whose name includes the prefix "AST" are Portfolios of American Skandia Trust. The investment  managers for AST are American  Skandia  Investment  Services,
Incorporated,  an affiliated  company of American Skandia and Prudential  Investments LLC. However,  a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as Sub-accounts  under the Annuity are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be  expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-680-8920.

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        WFVT International Equity: seeks total return, with an emphasis on capital  appreciation,  over    Wells Fargo Funds
 NATIONAL EQUITY    the  long-term.  The Portfolio  pursues its  objective by investing  primarily in a diversified     Management, LLC
                    portfolio of equity  securities  of  companies  based in developed  non-U.S.  countries  and in emerging markets of the world. Under normal market  conditions,  the Portfolio invests at least
                    80% of its total  assets in equity  securities  of companies  located or operating  outside the
                    U.S. and in a minimum of five  countries  exclusive of the U.S. The  Portfolio may invest up to
                    50% of its total assets in any one country and up to 25% of total  assets in emerging  markets.
                    Generally,  the  Portfolio  invests in issuers  with an average  market  capitalization  of $10 billion  or  more,  although  it may  invest  in  equity  securities  of  issuers  with  market capitalization as low as $250 million.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP EQUITY   WFVT Small Cap  Growth:  seeks  long-term  capital  appreciation.  The  Portfolio  pursues  its    Wells Fargo Funds
                    objective by investing in a diversified  portfolio of common  stocks issued by companies  whose     Management, LLC
                    market  capitalization  falls with the range of the Russell 2000 Index.  The Portfolio  invests in common stocks of domestic and foreign  companies that the Investment  Advisor  believes have above-average  prospects  for capital  growth,  or that may be  involved  in new or  innovative products,  services and processes.  Under normal market conditions, the Portfolio invests in an actively managed, broadly diversified portfolio of small-cap  growth-oriented common stocks and in at least 20 common stock issues spread across  multiple  industry  groups and sectors of the economy.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Growth:  seeks  long-term  capital  appreciation.  The Portfolio  pursues its objective by investing  primarily in common  stocks and other  equity  securities  of companies  that have a strong earnings growth trend that the Investment Advisor believes have above-average  prospects
 LARGE CAP EQUITY   for future  growth.  Under normal  market  conditions,  the  Portfolio  invests at least 65% of
                    total  assets in equity  securities,  including  common and  preferred  stocks  and  securities    Wells Fargo Funds
                    convertible  into common stocks.  The investment  strategy is focused on larger  capitalization     Management, LLC
                    stocks that fall within, but towards the higher end of, the range of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Large Company Growth:  seeks long-term  capital  appreciation.  The Portfolio  pursues its objective by investing  primarily in common stocks of large,  high-quality  domestic  companies that the Investment  Advisor believes have superior growth  potential.  The Investment  Advisor
 LARGE CAP EQUITY   looks for companies  whose growth  potential is generally  unrecognized  or misperceived by the    Wells Fargo Funds
                    market.  The  Portfolio  may invest,  under  normal  market  conditions,  at least 80% of total     Management, LLC
                    assets in securities with market  capitalizations of $3 billion or more, and up to 20% of total assets in securities of foreign companies..
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term  capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective by  investing  primarily  in equity  securities  of U.S.
                    companies  with strong  return  potential  based on current  market  valuations.  Under  normal circumstances,  the Portfolio  invests at least 80% of its assets in equity securities with the
                    same  characteristics  as common stocks, and in preferred stocks,  warrants,  and securities of     Management, LLC
                    foreign companies through ADRs and similar investments.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large,     Management, LLC
                    domestic companies with  above-average  return potential based on current market valuations and above-average  dividend income. Under normal market conditions,  the Portfolio invests at least
                    80% of its total assets in income producing  equity  securities and in issues of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCATION    WFVT Asset  Allocation:  seeks  long-term total return,  consistent  with reasonable  risk. The
                    Portfolio  pursues its objective by allocating and  reallocating its assets among common stocks and U.S.  Treasury Bonds.  The Investment  Advisor manages the allocation of investments in the
                    Portfolio  assuming a  "neutral"  target  allocation  of 60%  stocks  and 40% bonds.  The stock     Wells Capital
                    portion of the  Portfolio is invested to replicate the  weightings  of each company  comprising        Management
                    the S&P 500 Index.  The bond  portion of the  Portfolio  is  invested to  replicate  the Lehman       Incorporated
                    Brothers 20+ Year Treasury Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         WFVT Total Return Bond (f/k/a WFVT  Corporate  Bond):  seeks total return  consisting of income    Wells Fargo Funds
                    and capital  appreciation.  The  Portfolio  pursues its objective by investing  principally  in     Management, LLC
                    investment-grade debt securities,  which include U.S. Government obligations,  corporate bonds,
                    asset-backed  securities  and  money  market  instruments.  Under  normal  circumstances,   the
                    Portfolio will invest at least 80% of its assets in bonds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     AST Strong  International  Equity: seeks long-term capital growth by investing in a diversified      Strong Capital
      EQUITY        portfolio  of  international  equity  securities  the issuers of which are  considered  to have      Management, Inc.
                    strong  earnings  momentum.  The  Portfolio  seeks to meet its  objective by  investing,  under normal  market  conditions,  at least 80% of its total  assets in a  diversified  portfolio  of equity  securities  of  companies  located or operating in  developed  non-U.S.  countries  and emerging  markets  of the  world.  The  Sub-advisor  intends  to  focus  on  companies  with an
                    above-average   potential  for  long-term  growth  and  attractive  relative  valuations.   The
                    Sub-advisor selects companies based on five key factors: growth,  valuation,  management,  risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term     William Blair &
      EQUITY        growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in     Company, L.L.C.
                    equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different countries,  excluding the United States.  The Portfolio invests primarily in companies selected for their growth  potential.  Securities are generally  selected  without regard to any defined allocation among countries,  geographic regions or industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to
      EQUITY        achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a growth  investment  strategy it developed  that looks for  companies  with earnings and revenue
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     American Century
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity:  seeks capital growth.  The Portfolio pursues its objective by investing  at least 80% of the value of its assets in the equity  securities  of  companies  in developed  non-U.S.  countries that are represented in the MSCI EAFE(R)Index. The target of this
  INTERNATIONAL     Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index  within  4% with a  standard      Deutsche Asset
      EQUITY        deviation  expected of +/- 4%. The  Sub-advisor  considers  a number of factors in  determining     Management, Inc.
                    whether to invest in a stock,  including  earnings growth rate,  analysts'  estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST PBHG  Small-Cap  Growth:  seeks  capital  growth.  The  Portfolio  pursues its objective by     Pilgrim Baxter &
                    primarily  investing  at  least  80% of the  value  of its  assets  in  the  common  stocks  of     Associates, Ltd.
                    small-sized  companies,  whose market  capitalizations are similar to market capitalizations of the  companies  in the  Russell  2000(R)Index at the time of the  Portfolio's  investment.  The
                    Sub-advisor  expects to focus primarily on those  securities  whose market  capitalizations  or annual revenues are less than $1billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth:  seeks maximum  growth of  investors'  capital from a portfolio of      Deutsche Asset
                    growth  stocks of  smaller  companies.  The  Portfolio  pursues  its  objective,  under  normal     Management, Inc.
                    circumstances,  by  primarily  investing  at  least  80%  of its  total  assets  in the  equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity securities  which  approximates  the market risk of those  stocks  included in the Russell 2000
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment
                    objective by investing in the stocks of small  companies  that are traded on national  security   Federated Investment
    SMALL CAP       exchanges,  NASDAQ stock  exchange and the  over-the-counter-market.  Small  companies  will be   Counseling/Federated
      GROWTH        defined as  companies  with market  capitalizations  similar to  companies  in the Russell 2000    Global Investment
                    Index or the Standard & Poor's  Small Cap 600 Index.  Up to 25% of the  Portfolio's  net assets     Management Corp.
                    may be invested in foreign securities, which are typically denominated in foreign currencies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily          GAMCO
                    in  small-capitalization  stocks  that  appear to be  undervalued.  The  Portfolio  will have a     Investors, Inc.
                    non-fundamental policy to invest, under normal circumstances,  at least 80% of the value of its assets in small capitalization  companies.  The 80% investment  requirement applies at the time the  Portfolio  invests  its assets.  The  Portfolio  generally  defines  small  capitalization companies as those with a capitalization  of $1.5 billion or less.  Reflecting a value approach to  investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not appear to adequately reflect their underlying value as measured by assets,  earnings,  cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues      Deutsche Asset
                    its  objective,  under normal  market  conditions,  by primarily  investing at least 80% of its     Management, Inc.
                    total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)
                    Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio of equity  securities  which  approximates  the market  risk of those  stocks  included  in the
                    Russell 2000(R)Value Index, but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital   Goldman Sachs Asset
                    growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity        Management
                    securities selected for their growth potential,  and normally invests at least 80% of the value of its assets in medium capitalization  companies. For purposes of the Portfolio,  medium-sized companies  are those whose market  capitalizations  (measured at the time of  investment)  fall within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions,     Neuberger Berman
                    the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap     Management Inc.
                    companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the     Neuberger Berman
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap     Management Inc.
                    companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in        Fred Alger
      GROWTH        equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in     Management, Inc.
                    the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on the Sub-advisor's assessment of particular companies and market conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term      Massachusetts
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be     Management, LLC
                    incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes have  potential to achieve  capital  appreciation  over the  long-term.  The Portfolio        Management
                    seeks to achieve  its  investment  objective  by  investing,  under  normal  circumstances,  in approximately  30 - 45 companies  that are  considered by the  Sub-advisor to be positioned for long-term growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger  companies.  The Portfolio  pursues its objective,  under normal market conditions,  by primarily  investing at least 80% of its total assets in the equity  securities
 LARGE CAP GROWTH   of large-sized  companies  included in the Russell 1000(R)Growth Index. The Sub-advisor  employs      Deutsche Asset
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which     Management, Inc.
                    approximates  the market risk of those stocks  included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective,  under normal market conditions, by primarily investing at least 80% of the value of
                    its assets in the equity  securities  of  large-sized  companies  included in the Russell 1000(R)    Deutsche Asset
  LARGE CAP VALUE   Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio     Management, Inc.
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the
                    Russell  1000(R)Value Index,  but which  attempts to  outperform  the Russell  1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
      BLEND         its assets in growth  stocks of large  companies and  approximately  50% of its assets in value     Management, L.P.
                    stocks of large  companies.  The Portfolio will invest primarily in common stocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35 companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be        & Co., LLC
                    invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies are undervalued on the basis of investor  reactions to near-term problems or circumstances even though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate
     (REIT)         securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity
                    securities of real estate companies,  i.e., a company that derives at least 50% of its revenues      Cohen & Steers
                    from the ownership,  construction,  financing, management or sale of real estate or that has at   Capital Management,
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate           Inc.
                    investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform        & Co., LLC
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its net assets in common stocks and related securities,  such as preferred stocks,
      GROWTH        convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio  invests      Massachusetts
       AND          generally  will pay  dividends.  While the Portfolio  may invest in companies of any size,  the    Financial Services
      INCOME        Portfolio  generally  focuses  on  companies  with  larger  market   capitalizations  that  the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO Capital Income (f/k/a AST INVESCO Equity Income):  seeks capital growth and current   INVESCO Funds Group,
                    income  while  following  sound  investment  practices.  The  Portfolio  seeks to  achieve  its           Inc.
                    objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.  Up to
                    30% of the  Portfolio's  assets may be  invested in equity  securities  that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation:  seeks a high level of total  return by  investing  primarily in a      Deutsche Asset
                    diversified  portfolio  of  mutual  funds.  The  Portfolio  seeks  to  achieve  its  investment     Management, Inc.
                    objective  by  investing  in  several  other  AST  Portfolios  ("Underlying  Portfolios").  The
                    Portfolio intends its strategy of investing in combinations of Underlying  Portfolios to result in  investment  diversification  that an  investor  could  otherwise  achieve  only by  holding numerous  investments.  The  Portfolio  is  expected  to be  invested  in  at  least  six  such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCATION    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally     Associates, Inc.
                    invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will   International, Inc.
                    invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified   Federated Investment
                    portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in        Counseling
                    fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital  Lord, Abbett & Co. LLC appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of five to twelve  years,  there are no restrictions  on the overall  Portfolio or on individual  securities.  The Portfolio may invest up to 20% of its net assets in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of    Pacific Investment
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified  Management Company LLC portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money  Market:  seeks high  current  income and  maintain  high  levels of  liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average     Management, Inc.
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Gartmore Variable Investment Trust - Developing Markets:  seeks long-term capital appreciation, under  normal  conditions  by investing at least 80% of its total assets in stocks of companies  Gartmore Global Asset
                    of any size  based  in the  world's  developing  economies.  Under  normal  market  conditions,        Management
                    investments  are  maintained  in at least  six  countries  at all times and no more than 35% of  Trust/Gartmore Global
                    total assets in any single one of them.                                                                 Partners
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO Variable  Investment  Funds - Dynamics:  seek long-term  capital growth.  The Portfolio   INVESCO Funds Group,
                    invests at least 65% of its assets in common  stocks of mid-sized  companies.  INVESCO  defines           Inc.
                    mid-sized  companies as companies  that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included in that Index,  have market  capitalizations  of between
                    $2.5 billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of established  companies that are leaders in attractive  growth markets with a history of strong  returns.  The  remainder  of the  Portfolio is invested in  securities  of companies  that show  accelerating  growth,  driven by product  cycles,  favorable  industry or sector  conditions,  and other  factors  that  INVESCO  believes  will  lead to rapid  sales or earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Technology:  seeks capital growth.  The Portfolio normally   INVESCO Funds Group,
                    invests  80% of its net assets in the  equity  securities  and  equity-related  instruments  of           Inc.
                    companies  engaged in  technology-related  industries.  These include,  but are not limited to, various applied technologies, hardware, software, semiconductors,  telecommunications equipment and services and service-related  companies in information  technology.  Many of these products and services are subject to rapid obsolescence,  which may lower market value of the securities of the  companies  in this  sector.  At any given time,  20% of the  Portfolio's  assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Health  Sciences:  seeks capital  growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related           Inc.
                    instruments of companies that develop,  produce or distribute  products or services  related to health care. These companies  include,  but are not limited to, medical  equipment or supplies, pharmaceuticals,  biotechnology and healthcare  providers and service  companies.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Financial  Services:  seeks capital growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related           Inc.
                    instruments of companies  involved in the financial  services sector.  These companies include, but are not  limited  to,  banks  (regional  and  money-centers),  insurance  companies  (life,
                    property  and  casualty,  and  multiline),   investment  and  miscellaneous  industries  (asset
                    managers,  brokerage  firms,  and  government-sponsored  agencies)  and  suppliers to financial services  companies.  At any given time,  20% of the  Portfolio's  assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  growth and current   INVESCO Funds Group,
                    income.  The  Portfolio  normally  invests 80% of its net assets in the equity  securities  and           Inc.
                    equity-related  instruments  of  companies  engaged in the  design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes,   but  is  not  limited  to,  companies  that  offer  telephone  services,   wireless
                    communications,  satellite communications,  television and movie programming,  broadcasting and
                    Internet access. Many of these products and services are subject to rapid  obsolescence,  which may lower the market value of the  securities  of the  companies  in this sector.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     Evergreen VA  International  Equity  (acquired  Evergreen VA Global  Leaders):  seeks long-term   Evergreen Investment
      EQUITY        capital growth and,  secondarily,  modest  income.  The Portfolio  invests  primarily in equity   Management Company,
                    securities  issued by  established,  quality,  non-U.S.  companies  located in  countries  with           LLC
                    developed markets, but may purchase across all market  capitalizations.  The Portfolio normally invests at least 65% of its assets in  securities  of  companies  in at least  three  different countries  (other than the U.S.),  but may invest  more than 25% of its assets in one  country.
                    The Portfolio also invests in emerging markets.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least   Evergreen Investment
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market   Management Company,
                    capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).          LLC
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various cash  equivalents.  The Portfolio's  manager selects stocks of companies which it believes have the potential for accelerated growth in earnings and price.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common   Evergreen Investment
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market   Management Company,
                    capitalizations.  The  Portfolio's  managers  employ  a  growth  style  of  equity  management.          LLC
                    "Growth" stocks are stocks of companies that the Portfolio's  managers believe have anticipated earnings ranging from steady to accelerated growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
      EQUITY        correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund  Advisors,  is composed of 30 companies whose principal  offices are located  in Europe  and whose  securities  are  traded on U.S.  exchanges  or on the  NASDAQ as depositary  receipts or ordinary  shares.  The  component  companies in the ProFunds  Europe 30
                    Index are  determined  annually  based upon their U.S.  dollar-traded  volume.  Their  relative weights are determined based on a modified market capitalization method.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
      EQUITY        to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund Advisors,  is composed of 30 of the companies whose principal offices are located in the Asia/Pacific region,  excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as  depository  receipts or  ordinary  shares.  The  component  companies  in the
                    ProFunds Asia 30 Index are  determined  annually  based upon their U.S.  dollar-traded  volume.
                    Their relative weights are determined based on the modified market capitalization method.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to the daily  performance  of the Nikkei 225 Stock  Average.  Since the  Japanese  markets are not open when  ProFund VP Japan  values its  shares,  ProFund VP Japan  determines  its  success in
  INTERNATIONAL     meeting this  investment  objective by comparing its daily return on a given day with the daily   ProFund Advisors LLC
      EQUITY        performance of related  futures  contracts  traded in the United  States.  The Nikkei 225 Stock
                    Average is a price-weighted  index of 225 large,  actively traded Japanese stocks traded on the
                    Tokyo Stock Exchange.  The Index is computed and distributed by the Nihon Keizai Shimbun.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones U.S.  Banks  Sector  Index.  The Dow Jones U.S.  Banks
                    Index measures the  performance of the banking  industry of the U.S.  equity market.  Component companies  include all  regional  and major U.S.  domiciled  international  banks,  savings and loans, savings banks,  thrifts,  building  associations and societies.  Investment and merchant banks are excluded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Dow Jones U.S. Basic  Materials  Sector Index measures the  performance of the basic  materials
      SECTOR        economic sector of the U.S. equity market.  Component  companies are involved in the production   ProFund Advisors LLC
                    of aluminum,  commodity chemicals,  specialty chemicals,  forest products,  non-ferrous metals, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Biotechnology  Index. The Dow Jones
                    U.S.  Biotechnology  Index measures the performance of the  biotechnology  industry of the U.S.
      SECTOR        equity  market.  Component  companies  include  those engaged in genetic  research,  and/or the   ProFund Advisors LLC
                    marketing  and  development  of  recombinant  DNA  products.  Makers  of  artificial  blood and contract biotechnology researchers are also included in the Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Dow Jones U.S.  Consumer  Cyclical  Sector  Index  measures  the  performance  of the  consumer cyclical  economic  sector of the U.S. equity market.  Component  companies  include  airlines, auto manufacturers,  auto parts, tires, casinos,  consumer  electronics,  recreational products and services,  restaurants,  lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Dow Jones U.S.  Consumer  Non-Cyclical  Sector Index measures the performance of the consumer  non-cyclical  economic sector of the U.S. equity market.  Component companies include beverage  companies,  consumer service  companies,  durable and non-durable  household  product manufacturers, cosmetic companies, food products and agriculture and tobacco products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance of the Dow Jones U.S. Energy Sector Index.  The Dow Jones U.S. Energy
                    Sector  Index  measures  the  performance  of the  energy  sector  of the U.S.  equity  market.
                    Component  companies include oil drilling  equipment and services,  coal, oil  companies-major, oil companies-secondary,  pipelines, liquid, solid or gaseous fossil fuel producers and service companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Financial  Sector  Index.  The Dow
                    Jones U.S.  Financial Sector Index measures the performance of the financial  services economic sector of the U.S.  equity market.  Component  companies  include  regional  banks,  major U.S.
                    domiciled  international banks, full line, life, and property and casualty insurance companies, companies that invest,  directly or indirectly in real estate,  diversified financial companies such  as  Fannie  Mae,  credit  card  insurers,  check  cashing  companies,  mortgage  lenders, investment  advisers and securities  broker-dealers,  investment banks,  merchant banks, online brokers, publicly traded stock exchanges.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index.  The Down
                    Jones U.S.  Healthcare Sector Index measures the performance of the healthcare  economic sector of the U.S. equity market.  Component  companies  include health care providers,  biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Industrial  Sector Index.  The Dow
                    Jones U.S.  Industrial Sector Index measures the performance of the industrial  economic sector
                    of  the  U.S.  equity  market.   Component   companies   include  building   materials,   heavy
                    construction,  factory  equipment,  heavy machinery,  industrial  services,  pollution control,
                    containers  and  packaging,   industrial  diversified,   air  freight,  marine  transportation,
                    railroads,  trucking,  land-transportation  equipment,  shipbuilding,  transportation services, advanced industrial equipment, electric components and equipment, and aerospace.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow  Jones  U.S.  Internet  Index.  The Dow  Jones  Composite
                    Internet Index measures the  performance of stocks in the U.S. equity markets that generate the majority  of their  revenues  from the  Internet.  The  Index is  composed  of two  sub-groups:
                    Internet  Commerce - companies that derive the majority of their revenues from providing  goods and/or services through an open network,  such as a web site; and Internet Services - companies that derive the majority of their revenues from  providing  access to the Internet or providing services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Dow Jones U.S.  Pharmaceuticals Index measures the performance of the pharmaceuticals  industry of the U.S.  equity  market.  Component  companies  include  the  makers  of  prescription  and over-the-counter  drugs, such as aspirin, cold remedies,  birth control pills, and vaccines, as well as companies engaged in contract drug research.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold & Silver Sector
                    Index.  The  Philadelphia  Stock Exchange Gold and Silver Sector Index measures the performance of the gold and  silver  mining  industry  of the global  equity  market.  Component  companies include  companies  involved in the mining and production of gold,  silver,  and other precious metals,  precious  stones and pearls.  The Index does not include  producers  of  commemorative medals and coins that are made of these metals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Real Estate  Index.  The Dow Jones
                    U.S. Real Estate Index measures the  performance of the real estate industry of the U.S. equity
                    market.   Component  companies  include  those  that  invest  directly  or  indirectly  through
                    development,   management  or  ownership  of  shopping  malls,  apartment  buildings,   housing
                    developments  and, real estate  investment  trusts ("REITs") that invest in apartments,  office and  retail  properties.  REITs are  passive  investment  vehicles  that  invest  primarily  in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Semiconductor  Index. The Dow Jones
                    U.S.  Semiconductor  Index measures the performance of the  semiconductor  industry of the U.S.
                    equity market.  Component  companies are engaged in the production of semiconductors  and other integrated chips, as well as other related products such as circuit boards and motherboards.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Technology  Sector Index.  The Dow
                    Jones U.S.  Technology  Sector Index measures the  performance of the technology  sector of the
                    U.S.  equity  market.  Component  companies  include  those  involved in  computers  and office
                    equipment,  software,   communications  technology,   semiconductors,   diversified  technology
                    services and internet services.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Dow  Jones  U.S.   Telecommunications   Sector   Index   measures   the   performance   of  the
                    telecommunications  economic  sector of the U.S.  equity market.  Component  companies  include fixed line communications and wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance  of the Dow Jones U.S.  Utilities  Sector  Index.  The Dow
      SECTOR        Jones U.S.  Utilities Sector Index measures the performance of the utilities economic sector of   ProFund Advisors LLC
                    the U.S. equity market.  Component  companies  include  electric  utilities,  gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY FOLLOWED  INDEX,  INCREASED BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED  THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH ITS
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely used measure of large-cap  U.S. stock market  performance.  It includes a  representative  sample of leading companies in leading  industries.  Companies  are selected for inclusion in the Index by Standard & Poor's(R)for being U.S.  companies  with adequate liquidity, appropriate market capitalization financial viability and public float.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the S&P 500(R)Index.  If ProFund VP Bear is successful in meeting its objective,  its net asset value should gain  approximately  the same,
     S&P 500        on a  percentage  basis,  as any  decrease  in the S&P 500(R)Index when the Index  declines on a   ProFund Advisors LLC
                    given  day.  Conversely,  its  net  asset  value  should  lose  approximately  the  same,  on a percentage basis, as any increase in the Index when the Index rises on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraBull (f/k/a ProFund VP Bull Plus): seeks daily investment results,  before fees and expenses,  that correspond to twice (200%) the daily  performance of the S&P 500(R)Index. If the ProFund VP UltraBull is  successful  in meeting its  objective,  its net asset value should gain  approximately  twice as much, on a percentage basis, as the S&P 500(R)Index when the Index
     S&P 500        rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as   ProFund Advisors LLC
                    much,  on a percentage  basis,  as the Index when the Index  declines on a given day.  Prior to
                    May 1, 2003,  ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment results that corresponded to one and one-half times the daily performance of the S&P 500(R)Index
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ-100 Index(R)is a market capitalization  weighted index that includes 100 of the largest domestic and international  non-financial companies listed on The NASDAQ Stock Market.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ-100  Index(R).  "OTC" in the name of ProFund VP OTC refers to securities that do not trade on a U.S. securities exchange,  as registered under the Securities
                    Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite) of the daily  performance  of the NASDAQ-100  Index(R).  If
                    ProFund VP Short OTC is  successful in meeting its  objective,  its net asset value should gain approximately  the same, on a percentage  basis, as any decrease in the NASDAQ-100  Index(R)when the Index declines on a given day.  Conversely,  its net asset value should lose  approximately the same, on a percentage  basis,  as any increase in the Index when the Index rises on a given day.  "OTC" in the name of  ProFund VP Short OTC  refers to  securities  that do not trade on a
                    U.S. securities exchange, as registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to twice  (200%) the daily  performance  of the  NASDAQ-100  Index(R).  If ProFund VP UltraOTC is
                    successful in meeting its  objective,  its net asset value should gain  approximately  twice as much,  on a percentage  basis,  as the  NASDAQ-100  Index(R)when the Index rises on a given day.
                    Conversely,  its net asset  value  should lose  approximately  twice as much,  on a  percentage basis,  as the Index when the Index  declines  on a given day.  "OTC" in the name of ProFund VP
                    UltraOTC refers to securities that do not trade on a U.S.  securities  exchange,  as registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P MidCap 400 Index(R)is a widely used  measure of  mid-sized  company  U.S.  stock  market  performance.  Companies  are  selected for inclusion  in the Index by  Standard & Poor's(R)for being U.S.  companies  with  adequate  liquidity,  appropriate  market  capitalization, financial viability and public float.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra  Value Index(R)is designed to differentiate  between fast growing  companies and slower  growing or  undervalued  companies.  Standard & Poor's and Barra  cooperate to employ a price-to-book value calculation whereby the market  capitalization of the S&P MidCap 400 Index(R)
                    is divided equally between growth and value.  The index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
                    400/Barra Growth Index(R)is designed to differentiate  between fast growing companies and slower
  S&P MIDCAP 400    growing  or  undervalued  companies.  Standard  &  Poor's  and  Barra  cooperate  to  employ  a   ProFund Advisors LLC
                    price-to-book value calculation whereby the market  capitalization of the S&P MidCap 400 Index(R)
                    is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond to twice (200%) the daily  performance  of the S&P MidCap 400 Index(R).  If ProFund VP
                    UltraMid-Cap  is  successful  in  meeting  its  objective,  its net  asset  value  should  gain
  S&P MIDCAP 400    approximately  twice as much,  on a  percentage  basis,  as the S&P MidCap 400 Index(R)when the   ProFund Advisors LLC
                    Index rises on a given day.  Conversely,  its net asset value should lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P SmallCap 600 Index(R)consists of 600 domestic  stocks chosen for market size,  liquidity,  and industry group  representation.  The
Index comprises stocks from the industrial, utility, financial, and transportation sectors.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra Value Index(R)is designed to  differentiate  between fast growing  companies and slower growing or undervalued  companies.  Standard & Poor's and Barra  cooperate to employ a price-to-book  value  calculation  whereby the market  capitalization of the S&P SmallCap 600
                    Index(R)is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                    SmallCap  600/Barra Growth Index(R)is designed to differentiate  between fast growing  companies and slower growing or undervalued  companies.  Standard & Poor's and Barra  cooperate to employ a price-to-book  value  calculation  whereby the market  capitalization of the S&P SmallCap 600
                    Index(R)is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell 2000 Index(R)measures the performance of the 2,000 small companies in the Russell 3000 Index(R)representing  approximately 8% of the total market  capitalization  of the Russell 3000 Index(R),  which in turn  represents  approximately  98% of the investable  U.S. equity market.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
    RUSSELL 2000      ProFund VP  UltraSmall-Cap:  seeks daily  investment  results,  before fees and expenses,  that  ProFund Advisors LLC correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  If ProFund VP
                      UltraSmall-Cap  is  successful  in meeting  its  objective,  its net asset  value  should  gain approximately  twice as much, on a percentage  basis, as the Russell 2000 Index(R)when the Index rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------

--------------------- ---------------------------------------------------------------------------------------------- -----------------------
       STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                ADVISOR/
                                                                                                                          SUB-ADVISOR
--------------------- ---------------------------------------------------------------------------------------------- -----------------------
--------------------- ---------------------------------------------------------------------------------------------- -----------------------
  U.S. GOV'T BOND     ProFund VP U.S.  Government Plus: seeks daily investment  results,  before fees and expenses,   ProFund Advisors LLC
                      that  correspond  to one and  one-quarter  times (125%) the daily price  movement of the most recently  issued  30-year U.S.  Treasury Bond ("Long  Bond").  In accordance  with its stated
                      objective,  the net asset value of ProFund VP U.S.  Government Plus generally should decrease as interest  rates rise.  If ProFund VP U.S.  Government  Plus is  successful  in meeting its objective,  its net asset value should gain approximately one and one-quarter times (125%) as much,  on a  percentage  basis,  as any  daily  increase  in the  Long  Bond on a given  day.
                      Conversely,  its net asset value  should lose  approximately  one and  one-quarter  (125%) as much, on a percentage basis, as any daily decrease in the Long Bond on a given day.
--------------------- ---------------------------------------------------------------------------------------------- -----------------------
                      ---------------------------------------------------------------------------------------------- -----------------------
  U.S. GOV'T BOND     ProFund  VP Rising  Rates  Opportunity:  seeks  daily  investment  results,  before  fees and   ProFund Advisors LLC
                      expenses,  that correspond to one and one-quarter times (125%) the inverse  (opposite) of the daily price  movement of the most recently  issued Long Bond.  In accordance  with its stated
                      objective,  the net asset  value of  ProFund VP rising  Rates  Opportunity  generally  should decrease as interest  rates fall.  If ProFund VP Rising Rates  Opportunity  is  successful in meeting its  objective,  its net asset value should gain  approximately  one and  one-quarter times (125%) as much,  on a  percentage  basis,  as any daily  decrease in the Long Bond on a given day.  Conversely,  its net asset value should lose  approximately  one and  one-quarter times (125%) as much,  on a  percentage  basis,  as any daily  increase in the Long Bond on a given day.
--------------------- ---------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

Each  portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers or in a particular sector of the economy.  Since the assets of each  portfolio are invested in a limited number of issuers or a limited sector of the economy, the net asset value of the portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  Certain of the  portfolios  may also be subject to  additional  market risk due to their  policy of  investing  based on an  investment  strategy  and generally not buying or selling  securities in response to market  fluctuations.  Each  portfolio's  relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

The stock selection date for each of the strategy  Portfolios of the First Defined  Portfolio Fund LLC is on or about December 31st of each year. The holdings for each strategy  Portfolio  will be adjusted  annually on or about  December 31st in accordance  with the  Portfolio's investment  strategy.  At that time,  the  percentage  relationship  among the shares of each issuer held by the Portfolio is  established.
Through the next one-year  period that  percentage  will be  maintained  as closely as  practicable  when the  Portfolio  makes  subsequent purchases and sales of the securities.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ---------------------------------------------------------------------------------------------- -----------------------
     LARGE CAP        First Trust(R)10 Uncommon Values: seeks to provide  above-average  capital  appreciation.  The   First Trust Advisors
       BLEND          Portfolio  seeks to achieve its  objective  by investing  primarily in the ten common  stocks           L.P.
                      selected by the Investment Policy Committee of Lehman Brothers Inc. ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers  which,  in their opinion have the greatest  potential for capital  appreciation  during the next year. The stocks  included in the  Portfolio  are  adjusted  annually  on or  about  July  1st in  accordance  with  the selections of Lehman Brothers.
--------------------- ---------------------------------------------------------------------------------------------- -----------------------
                      ---------------------------------------------------------------------------------------------- -----------------------
                      The  Prudential  Series  Fund,  Inc. - SP  Jennison  International  Growth:  seeks to provide
                      long-term  growth  of  capital.   The  Portfolio   pursues  its  objective  by  investing  in
                      equity-related  securities of foreign issuers that the Sub-advisor  believes will increase in value over a period of years.  The Portfolio  invests  primarily in the common stock of large and medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio invests at
      INTER-          least 65% of its total assets in common stock of foreign  companies  operating or based in at
  NATIONAL EQUITY     least five different  countries.  The Portfolio looks primarily for stocks of companies whose        Prudential
                      earnings  are  growing at a faster  rate than  other  companies  and that have  above-average     Investments LLC/
                      growth in earnings and cash flow, improving profitability,  strong balance sheets, management   Jennison Associates
                      strength  and strong  market share for its  products.  The  Portfolio  also tries to buy such           LLC
                      stocks at attractive prices in relation to their growth prospects.
--------------------- ---------------------------------------------------------------------------------------------- -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

The First Trust(R)10 Uncommon Values  portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks  and trade names of Lehman  Brothers and of the
"10 Uncommon  Values" which is  determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First
Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed  investment  options of  different  durations  during the  accumulation  period.  These  "Fixed  Allocations"  earn a guaranteed  fixed rate of interest for a specified  period of time,  called the "Guarantee  Period." In most states,  we offer Fixed
Allocations  with Guarantee  Periods from 1 to 10 years.  We may also offer special  purpose Fixed  Allocations for use with certain optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee Period.  However,  if you withdraw or transfer
Account Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer based on a formula, called a "Market Value  Adjustment."  The Market Value  Adjustment can either be positive or negative,  depending on the movement of applicable  interest  rates  payable on Strips of the  appropriate  duration.  Please  refer to the section  entitled  "How does the
Market Value  Adjustment  Work?" for a  description  of the formula along with  examples of how it is  calculated.  You may allocate
Account Value to more than one Fixed Allocation at a time.

Fixed  Allocations  may not be available in all states.  Availability  of Fixed  Allocations  is subject to change and may differ by state and by the annuity product you purchase.  Please call American Skandia at  1-800-680-8920  to determine  availability of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred  Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a Contingent  Deferred  Sales Charge or CDSC if you  surrender  your Annuity or when you make a partial  withdrawal.  The
CDSC reimburses us for expenses related to sales and distribution of the Annuity,  including  commissions,  marketing  materials and other  promotional  expenses.  The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable  Annuity Year.  For purposes of  calculating  the CDSC, we consider the year following the Issue Date of your Annuity as Year 1. The amount of the CDSC  decreases  over time,  measured  from the Issue Date of the  Annuity.  The CDSC  percentages  are shown below.

       ---------------------- ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------- ----------

       YEARS                      1          2         3          4          5          6          7          8         9+
       ---------------------- ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------- ----------
       ---------------------- ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------- ----------

       CHARGE (%)               7.5%       7.0%       6.5%      6.0%       5.0%       4.0%       3.0%       2.0%       0.0%
       ---------------------- ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------- ----------

The CDSC  period is based on the Issue Date of the  Annuity,  not on the date each  Purchase  Payment  is  applied  to the  Annuity.
Purchase  Payments  applied  to the  Annuity  after the Issue  Date do not have their own CDSC  period.  During the first  eight (8)
Annuity  Years,  under certain  circumstances  you can withdraw a limited  amount of Account Value  without  paying a CDSC.  This is referred to as a "Free  Withdrawal."  After eight (8)  complete  Annuity  Years,  you can  surrender  your Annuity or make a partial withdrawal  without a CDSC being  deducted  from the amount being  withdrawn.  Free  Withdrawals  are not treated as a withdrawal of
Purchase  Payments for purposes of calculating  the CDSC on a subsequent  withdrawal or surrender.  Withdrawals  of amounts  greater than the  maximum  Free  Withdrawal  amount are treated as a  withdrawal  of  Purchase  Payments  and will be assessed a CDSC during
Annuity  Years 1 through 8. For purposes of  calculating  the CDSC on a surrender  or a partial  withdrawal,  the Purchase  Payments being withdrawn may be greater than your remaining  Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior withdrawals  under the Free Withdrawal  provision or if your Account Value has declined in value due to negative market performance.

We may  waive  the CDSC  under  certain  medically-related  circumstances  or when  taking a Minimum  Distribution  from an  Annuity purchased  as a  "qualified"  investment.  Free  Withdrawals,  Medically-Related  Surrenders  and  Minimum  Distributions  are  each explained more fully in the section entitled "Access to Your Account Value".

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  We do not consider  transfers  made as part of a dollar cost averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period
are not  subject  to the  Transfer  Fee and are not  counted  toward  the twenty  free  transfers.  We may reduce the number of free transfers  allowable  each  Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for  transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $35.00
or 2% of your Account Value invested in the variable  investment  options,  whichever is less. This fee will be deducted annually on the  anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year, the fee is deducted at the time of  surrender.  Currently,  the Annual  Maintenance  Fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender.  We may increase the Annual  Maintenance Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Tax  Charges:  Several  states and some  municipalities  charge  premium  taxes or similar  taxes.  The amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges from each  Purchase  Payment at the time of a withdrawal  or surrender of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against the average  daily assets  allocated  to the  Sub-accounts.  The
Insurance  Charge is equal to 0.65% on an annual  basis.  The  Insurance  Charge is  intended  to  compensate  American  Skandia for providing the insurance benefits under the Annuity,  including the Annuity's basic death benefit that provides  guaranteed  benefits to your  beneficiaries  even if the market declines and the risk that persons we guarantee annuity payments to will live longer than our  assumptions.  The  charge  also  covers  administrative  costs  associated  with  providing  the  Annuity  benefits,  including preparation of the contract,  confirmation  statements,  annual account statements and annual reports,  legal and accounting fees as well as various related  expenses.  Finally,  the charge covers the risk that our assumptions about the mortality risks and expenses under this Annuity are  incorrect and that we have agreed not to increase  these charges over time despite our actual costs.  We may increase the portion of the total  Insurance  Charge that is deducted for  administrative  costs;  however,  any increase  will only apply to Annuities issued after the date of the increase.

American  Skandia may make a profit on the Insurance  Charge if, over time,  the actual cost of providing the  guaranteed  insurance obligations  under the Annuity are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the
Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American
Skandia incurs in promoting, distributing, issuing and administering the Annuity.

The  Insurance  Charge is not deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

Distribution  Charge:  We deduct a  Distribution  Charge  daily  against the  average  assets  allocated  to the  Sub-accounts.  The
Distribution  Charge is equal to 0.60% on an annual  basis in Annuity  Years 1 through 8. After the end of the first  eight  Annuity
Years, the 0.60% charge for  distribution  will no longer be assessed.  The  Distribution  Charge is intended to compensate us for a portion of our  acquisition  expenses under the Annuity,  including  promotion and  distribution  of the Annuity.  The  Distribution
Charge is deducted  against your  Annuity's  Account  Value and any  increases  or  decreases in your Account  Value based on market fluctuations  of the  Sub-accounts.  A portion of the proceeds  that American  Skandia  receives  from the  Distribution  Charge may include amounts based on market appreciation of the Sub-account values.

Optional  Benefits:  If you elect to purchase one or more optional  benefits,  we will deduct an additional  charge on a daily basis from your Account Value allocated to the  Sub-accounts  with the exception of the Guaranteed  Minimum Income Benefit which charge is assessed  against the Protected Income Value and deducted  annually in arrears.  The charge for each optional benefit is deducted in addition to the Insurance Charge due to the increased  insurance risk associated with the optional  benefits.  The additional charge is  included  in the daily  calculation  of the Unit Price for each  Sub-account.  Please  refer to the  sections  entitled  "Living
Benefit Programs" and "Death Benefit" for a description of the charge for each Optional Benefit.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business  each day.  More  detailed  information  about fees and  charges  can be found in the  prospectuses  for the  Portfolios.  Please also see
"Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining  the interest  rates we credit to Fixed  Allocations.
Any CDSC or Tax Charge applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market
Value Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain states a tax is due if and when you exercise your right to receive  periodic  annuity  payments.  The amount payable will depend on the applicable  jurisdiction  and on the annuity  payment  option you select.  If you select a fixed payment  option,  the amount of each fixed payment will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific charge  deducted  from these  payments;  however,  the amount of each  annuity  payment  reflects  assumptions  about our  insurance expenses.  If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain  fees and charges or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the length of time it  applies,  reduce or  eliminate  the amount of the Annual
Maintenance  Fee or reduce the  portion of the total  Insurance  Charge that is deducted  as an  Administration  Charge.  Generally, these types of changes will be based on a reduction to our sales,  maintenance or  administrative  expenses due to the nature of the individual or group  purchasing  the Annuity.  Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the number of Annuities  purchased by an Owner;  (c) the amount of Purchase  Payments or likelihood of additional
Purchase Payments;  and/or (d) other transactions where sales,  maintenance or administrative  expenses are likely to be reduced. We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge  attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial  Purchase  Payment of $1,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase  Payment provided that,  within the first Annuity Year, you make at least $1,000 in total Purchase Payments.

Where allowed by law,  initial  Purchase  Payments in excess of $1,000,000  require our approval prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional  Purchase Payments,  changing the number of transfers  allowable  under the Annuity or restricting  the  Sub-accounts  that are available.  Other  limitations  and/or restrictions may apply.

Except as noted below,  Purchase  Payments  must be submitted by check drawn on a U.S.  bank, in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may also be  submitted  via 1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be transmitted to American  Skandia via wiring funds through your  investment  professional's broker-dealer  firm.  Additional  Purchase Payments may also be applied to your Annuity under an arrangement  called "bank drafting"
where you  authorize us to deduct money  directly from your bank account.  We call our bank  drafting  program "Auto Saver".  We may reject any  payment if it is  received  in an  unacceptable  form.  Our  acceptance  of a check is subject to our ability to collect funds.

Age  Restrictions:  The Owner must be age 80 or under as of the Issue Date of the  Annuity.  If the  Annuity is owned  jointly,  the oldest of the Owners must be age 80 or under on the Issue  Date.  If the Annuity is owned by an entity,  the  Annuitant  must be age
80 or under as of the Issue Date.  You should  consider your need to access your Account  Value and whether the Annuity's  liquidity features  will satisfy that need. If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  The  availability  of certain  optional  benefits may vary based on the age of the Owner on the
Issue Date of the Annuity.

Owner,  Annuitant and Beneficiary  Designations:  On your  Application,  we will ask you to name the Owner(s),  Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all rights  under the  Annuity.  You may name more than one Owner in which case all  ownership rights are held  jointly.  However,  this  Annuity does not provide a right of  survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant is the person we agree to make annuity  payments to and upon whose life we continue to make such payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation  of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant  dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for
       Contingent Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no  beneficiary  is named the death benefit will be paid to you or your estate.

Your right to make  certain  designations  may be limited if your  Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax treatment  under the Code.  You should seek  competent tax advice on the income,  estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant and  Beneficiary  designations  by sending us a request in writing.  Where allowed by law, such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new  Owner  subsequent  to  the  death  of the  Owner  or  the  first  of  any  joint  Owners  to  die,  except  where  a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary is the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative  Beneficiary  designation,  upon the death of either spousal
Owner,  the surviving  spouse may elect to assume  ownership of the Annuity instead of taking the Death Benefit  payment.  The Death
Benefit  that would have been  payable  will be the new  Account  Value of the  Annuity as of the date of due proof of death and any required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the  surviving  spouse will have all the rights and  benefits  that would be  available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of determining  any future Death Benefit for the beneficiary of the surviving  spouse,  the new Account Value will be considered as the initial Purchase  Payment.  No CDSC will apply to the new Account Value.  However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant, the  surviving  spouse  will  become the  Annuitant.  No Death  Benefit is payable  upon the death of the  Annuitant.  However,  the
Account  Value  of the  Annuity  as of the  date of due  proof of death of the  Annuitant  (and any  required  proof of the  spousal relationship) will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred  to as a  "free-look."  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity during the  applicable  period,  we will refund your current  Account Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return your  current  Account
Value or the amount of your  initial  Purchase  Payment,  whichever  is  greater.  The same  rules may apply to an  Annuity  that is purchased as an IRA. In any situation  where we are required to return the greater of your  Purchase  Payment or Account  Value,  we may  allocate  your  Account  Value to the AST Money  Market  Sub-account  during the right to cancel  period  and for a  reasonable additional amount of time to allow for delivery of your Annuity.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum  amount that we accept as an additional  Purchase  Payment is $100 unless you  participate in "Auto Saver" or a periodic purchase  payment  program.  We will allocate any additional  Purchase  Payments you make  according to your most recent  allocation instructions, unless you request new allocations when you submit a new Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your bank account and applying  it to your  Annuity.  This type of program is often  called  "bank  drafting".  We call our bank  drafting  program  "Auto
Saver."  Purchase  Payments  made through Auto Saver may only be allocated to the variable  investment  options when  applied.  Auto
Saver allows you to invest in your Annuity with a lower  initial  Purchase  Payment,  as long as you  authorize  payments  that will equal at least $1,000  during the first 12 months of your Annuity.  We may suspend or cancel bank drafting  privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer  sponsors such a program, we may agree to accept periodic  Purchase  Payments through a salary  reduction  program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.  The net Purchase
Payment is your initial  Purchase  Payment minus any tax charges that may apply.  On your  application we ask you to provide us with instructions  for  allocating  your Account  Value.  You can allocate  Account Value to one or more variable  investment  options or
Fixed Allocations.

In those  states  where we are  required  to return your  Purchase  Payment if you  exercise  your right to return the  Annuity,  we initially  allocate  all  amounts  that  you  choose  to  allocate  to the  variable  investment  options  to the AST  Money  Market
Sub-account.  At the end of the  right to cancel  period  we will  reallocate  your  Account  Value  according  to your most  recent allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments  according to your initial  instructions, without  temporarily  allocating  to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a
"return  waiver" that authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the
"return  waiver" and then decide to return your Annuity  during the right to cancel  period,  you will receive your current  Account
Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset  allocation  programs are in effect,  the allocation  should conform with such a program.
We assume that your current  allocation  instructions  are valid for subsequent  Purchase  Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment  options.  Transfers are not subject to taxation on any gain.  We  currently  limit the  number of  Sub-accounts  you can  invest in at any one time to twenty  (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you  allocate  Account
Value to at the time of any  allocation  or transfer.  If you request a transfer  and, as a result of the  transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining  Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based on the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer  involving the ProFunds VP  Sub-accounts  must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time) to be processed on the current  Valuation  Day. The "cut-off"  time for such  financial  transactions  involving a ProFunds VP Sub-account will be  extended  to1/2hour  prior to any  announced  closing  (generally,  3:30  p.m.  Eastern  time) for  transactions  submitted electronically through American Skandia's Internet website (www.americanskandia.prudential.com).

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  market timing,  asset allocation or similar program which you have authorized.  Transfers made as part of a dollar cost  averaging  program do not count toward the twenty free  transfer  limit.  Renewals or transfers of Account  Value from a Fixed
Allocation at the end of its Guarantee  Period are not subject to the transfer  charge.  We may reduce the number of free  transfers allowable  each  Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption  of shares must be  restricted  because of  excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the aggregate  amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to  transfer  earnings only,  principal  plus  earnings  or a flat  dollar  amount.  Dollar  Cost  Averaging  allows you to invest  regularly  each  month, regardless  of the current unit value (or price) of the  Sub-account(s)  you invest in. This enables you to purchase more units when the market  price is low and fewer  units  when the market  price is high.  This may  result in a lower  average  cost of units over time.  However,  there is no guarantee that Dollar Cost  Averaging will result in a profit or protect  against a loss in a declining market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal  plus  earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar Cost Averaging  program is established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a declining  balance due to the  transfers of Account  Value to the  Sub-accounts  during the Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

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American  Skandia may offer Fixed  Allocations  with Guarantee  Periods of 6 months or 12 months  exclusively  for use with a Dollar
Cost Averaging  program ("DCA Fixed  Allocations").  DCA Fixed  Allocations are designed to automatically  transfer Account Value in either 6 or 12 payments  under a Dollar Cost  Averaging  program.  Dollar Cost  Averaging  transfers will begin on the day following the date the DCA Fixed  Allocation  is  established  and each month  following  until the entire  principal  amount plus earnings is transferred.  DCA Fixed  Allocations may only be established  with your initial Purchase  Payment or additional  Purchase  Payments.
You may not transfer  existing  Account Value to a DCA Fixed  Allocation.  We reserve the right to terminate  offering these special purpose Fixed Allocations at any time.
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Account  Value  allocated to the DCA Fixed  Allocation  will be  transferred  to the  Sub-accounts  you choose under the Dollar Cost
Averaging  program.  If you terminate the Dollar Cost Averaging  program before the entire  principal  amount plus earnings has been transferred  to the  Sub-account(s),  you must  transfer all  remaining  Account Value to any other  investment  option.  Unless you provide  alternate  instructions at the time you terminate the Dollar Cost Averaging  program,  Account Value will be transferred to the AST Money Market  Sub-account.  Transfers from Fixed  Allocations as part of a Dollar Cost Averaging  program are not subject to a Market Value  Adjustment.  However,  a Market Value  Adjustment  will apply if you  terminate  the Dollar Cost  Averaging  program before the entire principal amount plus earnings has been transferred to the Sub-account(s).

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your Account  Value  rebalanced  quarterly,  semi-annually,  or annually.  On the  appropriate  date,  your  variable investment  options are  rebalanced  to the  allocation  percentages  you request.  For example,  over time the  performance  of the variable  investment  options will differ,  causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your allocations to the percentages  you request.  If you request a transfer  from or into any variable  investment  option  participating  in the automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will  automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum  Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER ANY ASSET ALLOCATION PROGRAMS?
Yes.  During  the  accumulation  period,  we offer two  different  asset  allocation  programs  designed  for  American  Skandia  by
Morningstar  Associates,  LLC. Each program is available to Annuity  Owners at no additional  charge.  Each program is designed as a tool to enable you and your  investment  professional  to develop an asset  allocation  program that is  appropriate  for you.  Your investment  professional will help you to complete an investor questionnaire that will help you and your investment  professional to determine  whether  participating  in a program is  appropriate  for you and to determine your  investment  style from which you can choose the available model  portfolios.  We offer one program where you and your investment  professional  choose from the available
Sub-accounts  for each asset  class in the model  portfolio  you have chosen  based on your  answers to the  questionnaire.  You may change your  selected  Sub-accounts  at any time.  We offer a second  program  where the  Sub-accounts  for each asset class in each model  portfolio are designated  based on an objective  evaluation of the available  Sub-accounts.  If you elect the second program, the selected  Sub-accounts within a model portfolio may change  periodically.  Under both programs,  assets allocated to the program are  rebalanced  on a periodic  basis based on suggested  changes to the  allocation  percentages  for an asset class within a model portfolio  or based  on  changes  in the  value of the  Sub-accounts.  Each  asset  allocation  program  is  subject  to  additional limitations and restrictions which are more fully described in the enrollment form for the programs.

Asset  allocation  is a  sophisticated  method of  diversification  which  allocates  assets among asset  classes in order to manage investment risk and enhance  returns over the long term.  However,  asset  allocation does not guarantee a profit or protect against a loss.  You are not obligated to  participate  or to invest  according to the program  recommendations.  American  Skandia does not intend to provide any  personalized  investment  advice in connection  with these programs and you should not rely on these programs as providing  individualized  investment  recommendations  to you. The asset allocation  programs do not guarantee better investment results.  We reserve the right to  terminate  or change the asset  allocation  programs at any time.  You should  consult  with your investment professional before electing any asset allocation program.

DO YOU OFFER A PROGRAM DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes.  We offer a program  for  investors  who wish to invest in the  variable  investment  options  but also wish to  protect  their principal,  at least as of a  specific  date in the  future.  You may not want to use this  program  if you  expect to begin  taking annuity  payments before the program would be completed.  See Living Benefit  Programs  section of this Prospectus for a description of the Guaranteed Return Option Plus optional benefit, which also offers protection of principal.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account Value is allocated to a Fixed  Allocation and the remaining
Account  Value is  allocated  to the  variable  investment  options  that you  select.  When you enroll in the  Balanced  Investment
Program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the
Fixed  Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate the portion of your Account Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount" (such as your initial  Purchase  Payment).  We determine  the amount based on the rates then in effect for the Guarantee  Period you choose.  If you continue the program until the end of the Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee
Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer the Account Value that is not allocated to the Fixed  Allocation  between any of the Sub-accounts  available under the Annuity.  Account Value you allocate to the variable  investment options is subject to market  fluctuations and may increase or decrease in value. We do not deduct a charge for participating in the Balanced Investment Program.

         Example
         Assume  you invest  $100,000.  You  choose a 10-year  program  and  allocate  a portion  of your  Account  Value to a Fixed
         Allocation  with a 10-year  Guarantee  Period.  The rate for the  10-year  Guarantee  Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for determining how much of your Account Value will be  allocated  to the Fixed  Allocation.  That  means  that  $59,495  will be  allocated  to the Fixed  Allocation  and the remaining  Account Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming that you do not make any  withdrawals  from the Fixed  Allocation,  it will grow to $100,000 at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes. You may  authorize  your  investment  professional  to direct the  allocation  of your Account  Value and to request  financial transactions  between  investment  options while you are living,  subject to our rules.  You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such  person's  authority has been revoked.  We may also  suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide  administrative  support to  licensed,  registered  investment  professionals  or  investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Account Value under any  circumstance.  Any investment  professionals  you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any  recommendations  such investment  professionals make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals or investment  advisors,  who are authorized by multiple contract owners to make financial transactions,  to enter into an administrative  agreement with American Skandia as a condition of our accepting transactions on your behalf. The  administrative  agreement may impose  limitations on the investment  professional's or investment  advisor's ability to request financial  transactions on your behalf.  These limitations are intended to minimize the detrimental  impact of an investment professional  who is in a position to transfer  large  amounts of money for multiple  clients in a  particular  Portfolio or type of
portfolio  or  to  comply  with  specific   restrictions  or  limitations  imposed  by  a  Portfolio(s)  of  American  Skandia.  The administrative agreement may limit the available investment options,  require advance notice of large transactions,  or impose other trading limitations on your investment  professional.  Your investment  professional will be informed of all such restrictions on an ongoing  basis.  We may also require that your  investment  professional  transmit all financial  transactions  using the electronic trading functionality  available through our Internet website  (www.americanskandia.prudential.com).  Limitations that we may impose on your investment  professional  or investment  advisor under the terms of the  administrative  agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed  Allocations of different  durations available in the future,  including Fixed Allocations offered exclusively for use with certain optional investment  programs.  Fixed
Allocations  may not be  available  in all states and may not always be  available  for all  Guarantee  Periods  depending on market factors and other considerations.

The interest rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change during the  Guarantee  Period.  The rates are an  effective  annual rate of  interest.  We  determine  the  interest  rates for the various
Guarantee  Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the interest  rate in effect and the date your Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time. Any change in interest rate does not affect Fixed  Allocations  that were in effect  before the date of the change.  To inquire as to the current rates for
Fixed Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent permitted by law, we may establish  different  interest rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment  programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or a balanced investment  program (see "Do you offer programs  designed to guarantee a "Return of Premium" at a future date?").  The interest rate credited to Fixed  Allocations  offered to this class of  purchasers  may be different  than those offered to other  purchasers  who choose the same Guarantee  Period but who do not  participate  in an optional  investment  program.  Any such program is at our sole discretion.

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American  Skandia may offer Fixed  Allocations  with Guarantee  Periods of 3 months or 6 months  exclusively for use as a short-term
Fixed  Allocation  ("Short-term  Fixed  Allocations").  Short-term  Fixed  Allocations  may only be  established  with your  initial
Purchase Payment or additional  Purchase  Payments.  You may not transfer  existing Account Value to a Short-term Fixed  Allocation.
We reserve the right to terminate offering these special purpose Fixed Allocations at any time.
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On the Maturity Date of the Short-term Fixed Allocation,  the Account Value will be transferred to the  Sub-account(s) you choose at the inception of the program.  If no  instructions  are provided,  such Account  Value will be  transferred  to the AST Money Market
Sub-account.  Short-term  Fixed  Allocations  may not be renewed on the Maturity  Date. If you surrender the Annuity or transfer any
Account Value from the Short-term Fixed Allocation to any other investment  option before the end of the Guarantee  Period, a Market
Value Adjustment will apply.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for determining the fixed interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations will reflect the investment  returns available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include cash,  debt  securities  guaranteed by the United States  government and its agencies and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements, asset-backed  obligations  and municipal  bonds. In determining  rates we also consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make, commissions,  administrative and investment  expenses,  our insurance risks in relation to the Fixed  Allocations,  general economic trends and competition.  Some of these  considerations  are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we credit  for a Fixed  Allocation  is  subject  to a  minimum.  Please  refer to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw  Account  Value from a Fixed  Allocation  more than 30 days before the end of its Guarantee  Period,  we will  adjust the value of your  investment  based on a  formula,  called a "Market  Value  Adjustment"  or "MVA".  The amount of any
Market Value  Adjustment  can be either  positive or negative,  depending on the movement of a combination of Strip Yields on Strips and an  Option-adjusted  Spread (each as defined  below)  between the time that you purchase the Fixed  Allocation  and the time you make a transfer or  withdrawal.  The Market Value  Adjustment  formula  compares the  combination of Strip Yields for Strips and the
Option-adjusted  Spreads  as of the date the  Guarantee  Period  began  with the  combination  of Strip  Yields  for  Strips and the
Option-adjusted  Spreads as of the date the MVA is being  calculated.  In certain  states the amount of any Market Value  Adjustment may be limited under state law or  regulation.  If your Annuity is governed by the laws of that state,  any Market Value  Adjustment that applies will be subject to our rules for complying with such law or regulation.

|X|      "Strips"  are a form of  security  where  ownership  of the  interest  portion of United  States  Treasury  securities  are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and government debt  securities of comparable  duration.  We currently use the Merrill Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

MVA Formula
The MVA formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed  Allocation  on a
particular date.  The formula is as follows:

                                                    [(1+I) / (1+J+0.0010)]N/365
                                                               where:

                  I is the Strip Yield as of the start date of the Guarantee  Period for coupon Strips  maturing at the end of the  applicable  Guarantee  Period plus the  Option-adjusted  Spread.  If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the applicable  Guarantee Period plus the  Option-adjusted  Spread. If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      On December 31, 2000, you allocate  $50,000 into a Fixed  Allocation with a Guarantee  Period of 5 years (e.g. the Maturity
         Date is December 31, 2005).
|X|      The  Strip  Yields  for  coupon  Strips  beginning  on  December  31,  2000 and  maturing  on  December  31,  2005 plus the
         Option-adjusted Spread is 5.50% (I = 5.50%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire Fixed  Allocation  after exactly three (3)
         years, therefore 730 days remain before the Maturity Date (N = 730).

Example of Positive MVA
Assume  that at the time you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005 plus the
Option-adjusted Spread is 4.00%  (J = 4.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                 MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.041]2 = 1.027078
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $59,448.56

Example of Negative MVA
Assume  that at the time you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005 plus the
Option-adjusted Spread is 7.00% (J = 7.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.071)]2 = 0.970345
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $56,164.78.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date, you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or  different  length or you may  transfer all or part of that
Fixed  Allocation's  Account  Value to another  Fixed  Allocation  or to one or more  Sub-accounts.  We will not charge a MVA if you choose to renew a Fixed  Allocation on its Maturity Date or transfer the Account Value to one or more variable  investment  options.
We will notify you before the end of the Guarantee  Period about the fixed  interest  rates that we are  currently  crediting to all
Fixed Allocations that are being offered.  The rates being credited to Fixed Allocations may change before the Maturity Date.

If you do not specify how you want a Fixed  Allocation  to be  allocated  on its Maturity  Date,  we will then  transfer the Account
Value of the Fixed  Allocation to the AST Money Market  Sub-account.  You can then elect to allocate the Account Value to any of the
Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation  period you can access your Account Value through Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time.  We may deduct a portion of the Account Value being  withdrawn or surrendered  as a CDSC. If you surrender your Annuity,  in addition to any CDSC, we may deduct the Annual  Maintenance  Fee,  any Tax Charge that  applies  and the charge for any  optional  benefits.  We may also apply a Market
Value  Adjustment  to any Fixed  Allocations.  Certain  amounts may be  available to you each Annuity Year that are not subject to a
CDSC.  These are called "Free  Withdrawals."  In addition,  under certain  circumstances,  we may waive the CDSC for surrenders made for  qualified  medical  reasons  or for  withdrawals  made to  satisfy  Minimum  Distribution  requirements.  Unless  you notify us differently,  withdrawals  are taken  pro-rata  based on the Account  Value in the  investment  options at the time we receive  your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A  distribution  during the  accumulation  period is deemed to come first from any "gain" in your  Annuity and second as a return of your "tax basis",  if any.  Distributions  from your Annuity are generally  subject to ordinary income taxation on the amount of any investment gain unless the distribution  qualifies as a non-taxable  exchange or transfer.  If you take a distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the  payment.  The Code and  regulations  have  "exclusionary  rules" that we use to  determine  what portion of each annuity  payment  should be  treated as a return of any tax basis you have in the  Annuity.  Once the tax basis in the  Annuity  has been distributed,  the remaining  annuity payments are taxable as ordinary income.  The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet  liquidity  needs,  you can withdraw a limited  amount from your Annuity during each of Annuity Years 1-8 without a
         CDSC  being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available  if you choose to surrender your Annuity.  Amounts  withdrawn as a Free  Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals in excess of the Free Withdrawal  amount.  We call this a "Partial  Withdrawal."  The amount that you may withdraw  will depend on the Annuity's  Surrender  Value.  The Surrender  Value is equal to your Account Value minus any CDSC,  the Annual  Maintenance  Fee,  the Tax Charge,  any charges for  optional  benefits  and any Market  Value
         Adjustment  that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your  Annuity  must have a Surrender
         Value of at least $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully  surrender  your Annuity.
         The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals  and  Systematic  Withdrawals,  we will first  determine  what,  if any, amounts  qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals or Systematic  Withdrawals
of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar amount after  deduction of any CDSC that applies  (called a "net  withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that applies,  resulting in less money being payable to you than the amount you  requested.  If you request a net  withdrawal,  the amount  deducted  from your Account Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms  necessary to make a withdrawal  from your  Annuity,  contact our Customer  Service Team at  1-800-680-8920  or visit our Internet Website at www.americanskandia.prudential.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

Annuity Years 1-8
The  maximum  Free  Withdrawal  amount  during  each of Annuity  Years 1 through 8 (when a CDSC would  otherwise  apply to a partial withdrawal  or  surrender  of your  initial  Purchase  Payments)  is 10% of all  Purchase  Payments.  We may  apply a  Market  Value
Adjustment to any Fixed  Allocations.  The 10% Free  Withdrawal  amount is not  cumulative.  Withdrawals of amounts greater than the maximum Free Withdrawal  amount are treated as a withdrawal of Purchase  Payments and will be assessed a CDSC during Annuity Years 1 through 8. If,  during  Annuity  Years 1 through 8, all  Purchase  Payments  withdrawn  are subject to a CDSC,  then any  subsequent withdrawals  will be withdrawn from any gain in the Annuity.  If you do not make a Free  Withdrawal  during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

Annuity Years 9+
After  Annuity Year 8, you can surrender  your Annuity or make a partial  withdrawal  without a CDSC being  deducted from the amount being withdrawn.

NOTE:  Amounts that you have  withdrawn as a Free  Withdrawal  will not reduce the amount of any CDSC that we deduct if,  during the first eight (8) Annuity Years, you make a partial withdrawal or choose to surrender the Annuity.

Examples
1.       Assume you make an initial  Purchase  Payment of  $10,000  and make no  additional  Purchase  Payments.  The  maximum  Free
     Withdrawal amount during each of the first eight Annuity Years would be 10% of $10,000, or $1,000.

2.       Assume you make an initial  Purchase  Payment of $10,000 and make an additional  Purchase Payment of $5,000 in Annuity Year
     6. The maximum Free  Withdrawal  amount during Annuity Years 7 and 8 would be 10% of $15,000,  or $1,500.  Beginning in Annuity
     Year 9 and  thereafter,  you can surrender  your Annuity or make a partial  withdrawal  without a CDSC being  deducted from the amount being withdrawn.

3.       Assume you make an initial  Purchase  Payment of $10,000 and take a Free Withdrawal of $500 in Annuity Year 6 and $1,000 in
     Annuity  Year 7. If you  surrender  your  Annuity in Annuity  Year 8, the CDSC will be assessed  against  the initial  Purchase
     Payment  amount  ($10,000),  not the amount of Purchase  Payments  reduced by the amounts  that were  withdrawn  under the Free
     Withdrawal provision.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be  assessed  against a Partial  Withdrawal  during the first  eight (8) Annuity  Years.  Whether a CDSC  applies and the amount to be charged depends on whether the Partial  Withdrawal  exceeds any Free Withdrawal  amount and, if so, the number of years that have elapsed since the Issue Date of the Annuity.

1.       If you request a Partial  Withdrawal,  we determine if the amount you requested is available as a Free Withdrawal (in which case it would not be subject to a CDSC);
2.       If the amount  requested  exceeds the available Free  Withdrawal  amount,  we determine if a CDSC will apply to the Partial
     Withdrawal  based on the number of years that have elapsed  since the Annuity was issued.  The maximum Free  Withdrawal  amount during each of Annuity  Years 1 through 8 is 10% of all  Purchase  Payments.  Withdrawals  of amounts  greater than the maximum
     Free Withdrawal  amount are treated as a withdrawal of Purchase  Payments and will be assessed a CDSC. If, during Annuity Years
     1 through 8, all Purchase Payments are withdrawn subject to a CDSC, then any subsequent  withdrawals will be withdrawn from any gain in the Annuity.

3.       If the amount  requested  exceeds the amounts  available  under Item #2 above,  we withdraw the  remaining  amount from any other Account Value.
|X|      If the  Annuity  has been in effect  for less than  eight  complete  years,  a CDSC will be  charged  on the  amount of the
         Purchase Payment being withdrawn, according to the CDSC table.
|X|      If the  Annuity  has been in effect  for more than eight  complete  years,  no CDSC will be  charged  on the  amount  being withdrawn.

For purposes of  calculating  the CDSC on a partial  withdrawal,  the Purchase  Payments  being  withdrawn  may be greater than your remaining  Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat  dollar  amount.  Systematic  Withdrawals  during  the  first  eight (8)  Annuity  Years may be  subject  to a CDSC.  We will determine whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals  can be made  from  Account  Value  allocated  to the  variable  investment  options  or Fixed  Allocations.
Generally,  Systematic  Withdrawals  from Fixed  Allocations  are  limited  to  earnings  accrued  after the  program of  Systematic
Withdrawals  begins, or payments of fixed dollar amounts that do not exceed such earnings.  Systematic  Withdrawals are available on a monthly,  quarterly,  semi-annual  or annual basis.  The Surrender  Value of your Annuity must be at least $20,000  before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any scheduled  Systematic  Withdrawal is for less than $100, we may postpone  the  withdrawal  and add the  expected  amount to the amount  that is to be  withdrawn  on the next  scheduled  Systematic
Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding  vehicle for certain  retirement  plans that receive  special tax treatment under Sections
401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to  receive  distributions  as a series of  "substantially  equal  periodic  payments".  Distributions received under this provision in any Annuity Year that exceed the maximum amount  available as a free  withdrawal will be subject to a CDSC. We may apply a Market Value  Adjustment  to any Fixed  Allocations.  To request a program that complies with Section  72(t), you must provide us with certain  required  information  in writing on a form  acceptable  to us. We may require  advance  notice to allow us to calculate  the amount of 72(t)  withdrawals.  The  Surrender  Value of your Annuity must be at least  $20,000  before we will allow you to begin a program for withdrawals under Section 72(t).  The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic  Withdrawal we allow to meet distribution  requirements under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code.  We do not assess a CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such Minimum  Distributions  from your
Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to satisfy the minimum  distribution  requirements in relation to other savings or investment  plans under other  qualified  retirement plans not maintained with American Skandia.

The  amount of the  required  Minimum  Distribution  for your  particular  situation  may  depend  on other  annuities,  savings  or investments.  We will only  calculate  the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3) days advance  written notice to calculate and process the amount of your  payments.  You may elect to have Minimum
Distributions  paid out monthly,  quarterly,  semi-annually  or annually.  The $100 minimum that applies to  Systematic  Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can surrender your Annuity at any time.  Upon  surrender,  you will receive the Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For purposes of  calculating  the CDSC on  surrender,  the Purchase  Payments  being  withdrawn  may be greater than your  remaining
Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals under the
Free  Withdrawal  provision  or if your  Account  Value has  declined in value due to negative  market  performance.  We may apply a
Market Value Adjustment to any Fixed Allocations.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms  necessary  to  surrender  your  Annuity,  contact our Customer  Service  Team at  1-800-680-8920  or visit our
Internet Website at www.americanskandia.prudential.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law, you may request to surrender  your Annuity prior to the Annuity Date without  application  of any CDSC upon occurrence  of a  medically-related  "Contingency  Event".  We may apply a Market Value  Adjustment  to any Fixed  Allocations.  The
amount payable will be your Account Value.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

The  Annuitant  must have been named or any change of  Annuitant  must have been  accepted by us, prior to the  "Contingency  Event"
described above in order to qualify for a medically-related surrender.

The definitions of "Medical Care Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make any annuity  payment  options  available in the future.  For additional  information on annuity  payment options you may request a Statement of Additional Information.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices  before the Annuity  Date under the terms of your  contract.  A maximum  Annuity Date may be required  by law.  The Annuity  Date may depend on the  annuity  option you choose.  Certain  annuity  options may not be  available depending on the age of the Annuitant.

Certain of these annuity options may be available to  Beneficiaries  who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This Option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the  Insurance  Charge  assessed  to cover the risk that key lives  outlive  our  expectations  provides  no  benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender  your  Annuity on the Annuity  Date.  Therefore,  choosing an Annuity Date within four
(4) years of the Issue Date of the Annuity may limit the available  annuity  payment  options.  Certain  annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month  following the later of the  Annuitant's  85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity  payments,  where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?
Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity  payment is determined by  multiplying  the Account  Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the a2000 Individual  Annuity  Mortality Table with an assumed interest rate of 3% per annum.  Where required by law or regulation,  such annuity  table will have rates that do not differ  according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR, as well as, other  factors  described  below.  The greater the AIR, the greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments will be higher than the first annuity  payment.  If the Sub-accounts you choose perform worse than the
AIR,  then  subsequent  annuity  payments  will be lower  than the  first.  Within  payment  options 5 and 6, the cash value for the
Annuitant  (while alive) and a variable  period of time during which  annuity  payments will be made whether or not the Annuitant is still alive are adjusted based on the performance of the Sub-accounts  relative to the AIR; however,  subsequent annuity payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         We calculate each annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any  premium  tax that  applies)  at the time you elect to begin  receiving annuity  payments.  The  schedule  of units will vary  based on the  annuity  payment  option  selected,  the length of any certain  period  (if  applicable),  the  Annuitant's  age and  gender  (if  annuity  payments  are due for the  life of the
         Annuitant) and the Unit Value of the  Sub-accounts  you initially  selected on the Issue Date. The calculation is performed for each Sub-account,  and the sum of the Sub-account  calculations  equals the amount of your annuity payment.  Other than to fund annuity  payments,  the number of units allocated to each Sub-account will not change unless you transfer among the
         Sub-accounts or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|
     Stabilized Variable Payments (Option 5)
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established for each Sub-account you choose on the annuitization date based on the applicable  benchmark rate,  meaning the AIR, and the annuity factors.  The annuity factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

LIVING BENEFIT PROGRAMS

DO YOU OFFER PROGRAMS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?
Yes. American Skandia offers three different optional benefits,  for an additional  charge,  that can provide investment  protection for Owners while they are alive.  Each  optional  benefit  offers a distinct type of guarantee,  regardless  of the  performance  of variable  investment  options,  that may be  appropriate  for you  depending  on the  manner in which you intend to make use of your annuity while you are alive.  Depending on which  optional  benefit you choose,  you can have  substantial  flexibility to invest in variable investment options while:
|X|      protecting a principal amount from decreases in value as of specified future dates;
|X|      taking withdrawals with a guarantee that you will be able to withdraw not less than a principal amount over time; or
|X|      guaranteeing  a minimum amount of growth will be applied to your  principal,  if it is to be used as the basis for lifetime income payments beginning after a waiting period.

Below is a brief summary of the three "living  benefits" that American Skandia offers.  Please refer to the benefit  description for a complete  description of the terms,  conditions and limitations of each optional benefit.  You should consult with your investment professional  to determine if any of these optional  benefits may be appropriate  for you based on your financial  needs.  There are many factors to consider,  but we note that among them you may want to evaluate the tax  implications of these different  approaches to meeting your needs,  both between these  benefits and in comparison to other  potential  solutions to your needs (e.g.  comparing the tax implications of the withdrawal benefit and annuity payments).

I.       The Guaranteed Return Option PlusSM (GRO PlusSM)  guarantees that, after a seven-year period following  commencement of the program  ("maturity date") and on each anniversary of the maturity date thereafter,  the Owner's Account Value will not be less than the Account  Value on the effective  date of the program.  The program also offers the Owner the option to elect a second, enhanced  guarantee  amount at a higher Account Value subject to a separate  maturity period (and its  anniversaries).  The GRO
     PlusSM program may be appropriate if you wish to protect a principal  amount (called the "Protected  Principal  Value") against market downturns as of a specific date in the future, but also wish to exercise  substantial  control of the allocation of your
     Account Value amongst the variable  investment  options to participate in market increases.  Under the GRO PlusSM program,  you give us the right to allocate amounts to Fixed Allocations as needed to support the guarantees provided.

II.      The Guaranteed Minimum  Withdrawal  Benefit (GMWB) guarantees the Owner's ability to make cumulative  withdrawals over time equal to an initial principal value (called the "Protected  Withdrawal  Value"),  regardless of decreases in your Account Value due to market  losses.  The GMWB program may be appropriate  if you intend to make periodic  withdrawals  from your Annuity and wish to ensure that market  performance  will not affect your ability to protect your principal.  Taking income as withdrawals, rather than annuity  payments,  may be less tax efficient for non-qualified  uses of the Annuity,  but provides greater control over the timing and amount of withdrawals  during the accumulation  period, as well as continuing the Annuity's other benefits, such as the death benefit.

III.     The Guaranteed  Minimum Income Benefit (GMIB) guarantees the Owner's ability,  after a minimum  seven-year  waiting period, to begin  receiving  income from the Annuity in the form of annuity  payments  based on a guaranteed  minimum value (called the
     "Protected  Income Value") that increases  after the waiting period begins,  regardless of the impact of market  performance on your Account Value.  The GMIB program may be  appropriate  if you anticipate  using your Annuity as a future source of periodic fixed income  payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount of growth despite fluctuations in market performance.

The GRO PlusSM,  GMWB or GMIB programs may only be elected  individually,  and cannot be elected in combination with each other. Any of the  living  benefits  can be  elected  with any of the  optional  death  benefits  we  currently  make  available.  We deduct an additional  charge if you elect any of these optional benefits to compensate  American Skandia for the additional  insurance risk we assume in providing the applicable guarantee under each optional benefit.

GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)

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The  Guaranteed  Return Option Plus  described  below is being  offered in those  jurisdictions  where we have  received  regulatory approval,  and will be offered  subsequently in other  jurisdictions  when we receive  regulatory  approval in those  jurisdictions.
Certain terms and  conditions may differ between  jurisdictions  once approved.  The program can be elected by new purchasers on the
Issue Date of their  Annuity,  and can be elected by existing  Annuity  Owners on either the  anniversary of the Issue Date of their
Annuity or on a date other than that  anniversary,  as  described  below under  "Election of the  Program".  The  Guaranteed  Return
Option Plus is not available if you elect the Guaranteed  Return Option rider, the Guaranteed  Minimum  Withdrawal  Benefit rider or the Guaranteed Minimum Income Benefit rider.
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We offer a program that,  after a seven-year  period  following  commencement of the program (we refer to the end of that seven-year period as the "maturity date") and on each  anniversary of the maturity date  thereafter,  guarantees your Account Value will not be less than your Account  Value on the effective  date of your program  (called the  "Protected  Principal  Value").  The program also offers you the  opportunity  to elect a second,  enhanced  guaranteed  amount at a later date if your Account  Value has  increased, while preserving the guaranteed  amount  established on the effective date of your program.  The enhanced  guaranteed amount (called the "Enhanced  Protected  Principal Value")  guarantees that, after a separate  seven-year period following election of the enhanced guarantee and on each anniversary  thereafter,  your Account Value will not be less than your Account Value on the effective date of your election of the enhanced guarantee.

The program  monitors your Account Value daily and, if necessary,  systematically  transfers  amounts  between  variable  investment options you choose and Fixed  Allocations used to support the Protected  Principal  Value(s).  The program may be appropriate if you wish to protect a principal  amount  against  market  downturns as of a specific date in the future,  but also wish to invest in the variable  investment  options to participate in market  increases.  There is an additional charge if you elect the Guaranteed Return
Option Plus program.

The  guarantees  provided by the program  exist only on the  applicable  maturity  date(s) and on each  anniversary  of the maturity date(s)  thereafter.  However,  due to the ongoing  monitoring  of your  Account  Value and the  transfer of Account  Value  between variable  investment  options and Fixed Allocations to support our future  guarantees,  the program may provide some protection from significant market losses if you choose to surrender the Annuity or begin receiving annuity payments prior to a maturity date.

KEY FEATURE - Protected Principal Value/Enhanced Protected Principal Value
The Guaranteed Return Option Plus offers a base guarantee as well as the option of electing an enhanced guarantee at a later date.
|X|      Base Guarantee:  Under the base guarantee,  American  Skandia  guarantees that on the maturity date and on each anniversary of the maturity date thereafter, your Account Value will be no less than the Protected Principal Value.
     On the maturity date and on each  anniversary  after the maturity date, if your Account Value is below the Protected  Principal
     Value,  American Skandia will apply additional  amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value.

|X|      Enhanced  Guarantee:  On any anniversary  following  commencement of the program,  you can establish an enhanced guaranteed amount based on your current Account Value.  Under the enhanced  guarantee,  American Skandia guarantees that at the end of the seven year period  following the election of the enhanced  guarantee  (also  referred to as its "maturity  date"),  and on each anniversary of the maturity date thereafter,  your Account Value will be no less than the Enhanced  Protected  Principal Value.
     You can elect an enhanced  guarantee  more than once;  however,  a  subsequent  election  supersedes  the prior  election of an enhanced  guarantee.  Election of an enhanced  guarantee  does not impact the base  guarantee.  In  addition,  you may elect an
     "auto step-up" feature that will automatically  increase your base guarantee (or enhanced guarantee,  if previously elected) on each  anniversary of the program (and create a new, seven year maturity  period for the new enhanced  guarantee) if the Account
     Value as of that  anniversary  exceeds the existing base  guarantee  (or enhanced  guarantee,  if previously  elected) by 7% or more.  You may also elect to  terminate an enhanced  guarantee.  If you elect to terminate  the  enhanced  guarantee,  the base guarantee will remain in effect.
     If you have elected the enhanced  guarantee,  on the  guarantee's  maturity date and on each  anniversary  of the maturity date thereafter,  if your Account Value is below the Enhanced  Protected  Principal  Value,  American  Skandia will apply additional amounts to your  Annuity  from its  general  account to  increase  your  Account  Value to be equal to the  Enhanced  Protected
     Principal Value.

Any  amounts  added to your  Annuity  will be applied,  if  necessary,  to any Fixed  Allocations  needed to support the  applicable guarantee  amount as of the  maturity  date or any  anniversary  of the  maturity  date.  Any  remaining  amounts  will be allocated pro-rata to your  Account  Value based on your  current  Sub-account  allocations.  We will notify you of any amounts  added to your
Annuity  under the  program.  The  Protected  Principal  Value is referred to as the "Base  Guarantee"  and the  Enhanced  Protected
Principal Value is referred to as the "Step-up Guarantee" in the rider we issue for this benefit.

Withdrawals under your Annuity
Withdrawals  from your  Annuity,  while the program is in effect,  will reduce the base  guarantee  under the program as well as any enhanced  guarantee.  Cumulative  annual  withdrawals  up to 5% of the Protected  Principal  Value as of the  effective  date of the program  (adjusted  for any  subsequent  Purchase  Payments  and any  Credits  applied to such  Purchase  Payments)  will reduce the applicable  guaranteed amount by the actual amount of the withdrawal (referred to as the  "dollar-for-dollar  limit"). If the amount withdrawn is greater than the dollar-for-dollar  limit, the portion of the withdrawal equal to the  dollar-for-dollar  limit will be treated as  described  above,  and the  portion of the  withdrawal  in excess of the  dollar-for-dollar  limit will  reduce the base guarantee and the enhanced  guarantee  proportionally,  according to the formula as described in the rider for this benefit (see the examples  of this  calculation  below).  Withdrawals  will be taken  pro-rata  from the  variable  investment  options and any Fixed
Allocations.  Withdrawals  will be subject to all other  provisions of the Annuity,  including any Contingent  Deferred Sales Charge or Market Value Adjustment that would apply.

Charges  for other  optional  benefits  under the  Annuity  that are  deducted  as an annual  charge in arrears  will not reduce the applicable guaranteed amount under the Guaranteed Return Option Plus program.

The following examples of  dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the GRO PlusSM program are October 13, 2003; 2.) an initial Purchase  Payment of $250,000;  3.) a base guarantee amount of $250,000;
and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal  is taken on November 29, 2003 (in the first  Annuity  Year).  No prior  withdrawals  have been taken.  As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The  remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 18, 2003 (still within the first Annuity  Year).  The Account Value  immediately before the withdrawal is $180,000.  As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).
     The resulting base guarantee amount is: $237,500 x ( 1 - $7,500 / $177,500), or $227,464.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A  $10,000  withdrawal  is  made  on  December  19,  2004  (second  Annuity  Year).  The  Remaining  Limit  has  been  reset  to the dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., reduced by $10,000, from $227,464.79 to $217,464.79).
o        The Remaining  Limit for the balance of the second  Annuity Year is also reduced by the amount  withdrawn  (from $12,500 to
         $2,500).

KEY FEATURE - Allocation of Account Value
In general,  you have  discretion  over the  allocation  of your  Account  Value that remains  allocated in the variable  investment options.  However,  we reserve the right to prohibit  investment in certain  Portfolios if you  participate in the program.  Account
Value is only transferred to and maintained in Fixed  Allocations to the extent we, in our sole discretion,  deem it is necessary to support our  guarantee(s)  under the program.  This permits your Annuity to participate in the upside  potential of the Sub-accounts while only transferring  amounts to Fixed Allocations to protect against  significant market downturns.  We monitor  fluctuations in your Account Value each business day, as well as the  prevailing  interest  rates on Fixed  Allocations,  the remaining  duration(s)
until the applicable maturity date(s) and the amount of Account Value allocated to Fixed  Allocation(s)  relative to a "reallocation trigger",  which  determines  whether Account Value must be transferred to or from Fixed  Allocation(s).  While you are not notified when your Account Value reaches a  reallocation  trigger,  you will receive a  confirmation  statement  indicating the transfer of a portion of your Account Value either to or from Fixed Allocation(s).

|X|      If your Account Value is greater than or equal to the reallocation  trigger,  your Account Value in the variable investment options  will  remain  allocated  according  to your most recent  instructions.  If a portion of Account  Value was  previously allocated  to a Fixed  Allocation  to support  the  applicable  guaranteed  amount,  all or a portion of those  amounts  may be transferred from the Fixed Allocation and re-allocated to the variable  investment  options pro-rata  according to your current allocations  (including  the model  allocations  under any asset  allocation  program  you may have  elected).  A Market  Value
     Adjustment will apply when we reallocate Account Value from a Fixed Allocation to the variable  investment  options,  which may result in a decrease or increase in your Account Value.

|X|      If your Account Value is less than the  reallocation  trigger,  a portion of your Account Value in the variable  investment options will be  transferred  to a new Fixed  Allocation(s)  to support the  applicable  guaranteed  amount.  These amounts are transferred  on a pro-rata  basis from the  variable  investment  options.  The new Fixed  Allocation(s)  will have a Guarantee
     Period  equal to the time  remaining  until the  applicable  maturity  date(s).  The Account  Value  allocated to the new Fixed
     Allocation(s)  will be credited with the fixed interest  rate(s) then being credited to a new Fixed  Allocation(s)  maturing on the applicable  maturity date(s) (rounded to the next highest yearly duration).  The Account Value will remain invested in each applicable Fixed Allocation until the applicable  maturity date unless,  at an earlier date, your Account Value is greater than or equal to the  reallocation  trigger and,  therefore,  amounts can be  transferred to the variable  investment  options while maintaining the guaranteed protection under the program (as described above).

====================================================================================================================================
If a  significant  amount of your  Account  Value is  systematically  transferred  to Fixed  Allocations  to support  the  Protected
Principal Value and/or the Enhanced  Protected  Principal Value during prolonged market declines,  less of your Account Value may be immediately  available to participate in the upside  potential of the variable  investment  options if there is a subsequent  market recovery.  During the period prior to the maturity  date of the base  guarantee or any enhanced  guarantee,  or any  anniversary  of such maturity date(s),  a significant  portion of your Account Value may be allocated to Fixed Allocations to support any applicable guaranteed  amount(s).  If your Account Value is less than the  reallocation  trigger and new Fixed  Allocations must be established during  periods where the interest  rate(s) being  credited to such Fixed  Allocations  is extremely  low, a larger  portion of your
Account Value may need to be transferred to Fixed Allocations to support the applicable guaranteed amount(s).
====================================================================================================================================

Separate Fixed  Allocations  may be established in support of the Protected  Principal  Value and the Enhanced  Protected  Principal
Value (if elected).  There may also be  circumstances  when a Fixed  Allocation will be established only in support of the Protected
Principal Value or the Enhanced  Protected  Principal  Value. If you elect an enhanced  guarantee,  it is more likely that a portion of your Account  Value may be allocated to Fixed  Allocations  and will remain  allocated for a longer period of time to support the
Enhanced  Protected  Principal Value, even during a period of positive market  performance  and/or under  circumstances  where Fixed
Allocations  would not be necessary to support the  Protected  Principal  Value.  Further,  there may be  circumstances  where Fixed
Allocations in support of the Protected  Principal Value are transferred to the variable  investment options while Fixed Allocations in support of an Enhanced  Protected  Principal Value are not transferred  because they must remain invested in the Fixed Allocation in support of the higher enhanced guarantee.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its  discretion,  subject to regulatory  approval where required.  Changes to the allocation  mechanism  and/or the  reallocation trigger may be applied to existing programs where allowed by law.

Election of the Program
The  Guaranteed  Return  Option Plus  program can be elected at the time that you  purchase  your  Annuity,  or on any  business day thereafter (prior to  annuitization).  If you elect the program after the Issue Date of your Annuity,  the program will be effective as of the business day that we receive the required  documentation in good order at our home office,  and the guaranteed amount will be based on your Account Value as of that date. If you  previously  elected the  Guaranteed  Return Option program and wish to elect the  Guaranteed  Return  Option Plus  program,  your prior  Guaranteed  Return  Option  program will be  terminated  (including  the guaranteed  amount(s))  and the  Guaranteed  Return Option Plus program will be added to your Annuity  based on the current  Account
Value.  This election of GRO PlusSM may result in a market value adjustment, which could increase or decrease your Account Value.

Termination of the Program
The Annuity Owner can elect to terminate the enhanced  guarantee but maintain the  protection  provided by the base  guarantee.  The
Annuity Owner also can terminate the  Guaranteed  Return Option Plus program  entirely.  An Annuity Owner who terminates the program entirely can  subsequently  elect to  participate  in the program again (based on the Account Value on that date) by furnishing  the documentation we require.  In a rising market,  an Annuity Owner could,  for example,  terminate the program on a given business day and two weeks later  reinstate  the program  with a higher base  guarantee  (and a new  maturity  date).  However,  your  ability to reinstate the program is limited by the  following:  (A) in any Annuity  Year, we do not permit more than two program  elections and
(B) a program reinstatement cannot be effected on the same business day on which a program termination was effected.

The program will terminate  automatically  upon: (a) the death of the Owner or the Annuitant (in an entity owned  contract);  (b) as of the date  Account  Value is applied  to begin  annuity  payments;  or (c) upon full  surrender  of the  Annuity.  If you elect to terminate the program prior to the applicable  maturity  date, the Guaranteed  Return Option Plus will no longer provide a guarantee of your  Account  Value.  The  surviving  spouse  may elect the  benefit  at any time  after the  death of the  Annuity  Owner.  The surviving  spouse's  election will be effective on the business day that we receive the required  documentation in good order at our home office, and the Account Value on that business day will be the Protected Principal Value.

The charge for the  Guaranteed  Return Option Plus program will no longer be deducted from your Account  Value upon  termination  of the program.

Special Considerations under the Guaranteed Return Option Plus
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      Upon inception of the program,  100% of your Account Value must be allocated to the variable  investment  options. No Fixed
     Allocations may be in effect as of the date that you elect to participate in the program.  However,  the  reallocation  trigger may transfer Account Value to Fixed Allocations as of the effective date of the program under some circumstances.
|X|      Annuity Owners cannot  allocate any portion of Purchase  Payments or transfer  Account Value to or from a Fixed  Allocation while  participating in the program,  and cannot  participate in any dollar cost averaging program that transfers Account Value from a Fixed Allocation to the variable investment options.
|X|      Additional  Purchase Payments  (including any credits  associated with such Purchase Payments) applied to the Annuity while the program is in effect will increase the applicable  guarantee amount by the actual amount of the Purchase Payment;  however, all or a portion of any additional  Purchase  Payments  (including any credits  associated with such Purchase  Payments) may be allocated by us to Fixed Allocations to support the additional amount guaranteed.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      Any amounts  applied to your Account  Value by American  Skandia on the maturity  date or any  anniversary  of the maturity date will not be treated as "investment in the contract" for income tax purposes.

Charges under the Program
We deduct a charge equal to 0.25% of Account  Value per year to  participate  in the  Guaranteed  Return  Option Plus  program.  The annual  charge is deducted  daily  against your  Account  Value  allocated to the  Sub-accounts.  Account  Value  allocated to Fixed
Allocations  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia  for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the program.

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In those  jurisdictions  where we have not received  regulatory  approval for the Guaranteed Return Option Plus rider, we may offer,
where  available,   the  Guaranteed  Return  Option  rider  described  below.  Certain  terms  and  conditions  may  differ  between jurisdictions.  The  Guaranteed  Return Option rider is not  available if you elect the  Guaranteed  Return  Option Plus rider,  the
Guaranteed Minimum Withdrawal Benefit rider or the Guaranteed Minimum Income Benefit rider.
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Guaranteed Return Option (GRO)SM
We also offer a seven-year  program  where we monitor your Account Value daily and  systematically  transfer  amounts  between Fixed
Allocations and the variable  investment  options you choose.  American Skandia guarantees that at the end of the seventh (7th) year from  commencement  of the program (or any program  restart date),  you will receive no less than your Account Value on the date you elected to  participate  in the program  ("commencement  value").  On the program  maturity date, if your Account Value is below the commencement  value,  American  Skandia will apply additional  amounts to your Annuity so that it is equal to commencement  value or your  Account  Value on the date you elect to restart the program  duration.  Any amounts  added to your  Annuity will be applied to the AST Money Market Sub-account,  unless you provide us with alternative  instructions.  We will notify you of any amounts added to your Annuity  under the program.  We do not consider  amounts  added to your Annuity to be  "investment  in the contract" for income tax purposes.

Account Value is only  transferred  to and  maintained in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is necessary to support our  guarantee  under the program.  This differs  from the Balanced  Investment  Program  where a set amount is allocated to a Fixed Allocation  regardless of the performance of the underlying  Sub-accounts.  With the Guaranteed  Return Option, your  Annuity  is able to  participate  in the  upside  potential  of the  Sub-accounts  while  only  transferring  amounts to Fixed
Allocations  to  protect  against  significant  market  downturns.   NOTE:  If  a  significant  amount  of  your  Account  Value  is systematically  transferred to Fixed  Allocations  during prolonged  market declines,  less of your Account Value may be immediately available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each business day we monitor the  performance of your Account Value to determine  whether it is greater than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the  performance  of the  Sub-accounts  in which you choose to  allocate  your
Account  Value  relative  to the  reallocation  trigger,  we may  transfer  some or all of  your  Account  Value  to or from a Fixed
Allocation.  You have  complete  discretion  over the  allocation  of your  Account  Value that  remains  allocated  in the variable investment options.  However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater than or equal to  reallocation  trigger:  Your Account  Value in the  variable  investment  options remains allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed  Allocation,  those amounts may be transferred  from the Fixed  Allocation and re-allocated to the variable investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value  below  reallocation  trigger:  A portion  of your  Account  Value in the  variable  investment  options  is transferred  to a new  Fixed  Allocation.  These  amounts  are  transferred  on a  pro-rata  basis  from the  variable investment  options.  The new Fixed  Allocation  will have a Guarantee  Period equal to the remaining  duration in the
              Guaranteed  Return  Option.  The Account  Value  applied to the new Fixed  Allocation  will be credited with the fixed interest rate then being  applied to a new Fixed  Allocation  of the next higher  yearly  duration.  The Account Value will remain invested in the Fixed Allocation  until the maturity date of the program unless,  at an earlier date, your
              Account  Value is at or above the  reallocation  trigger and amounts can be  transferred  to the  variable  investment options (as described above) while maintaining the guarantee protection under the program.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Any change to the allocation  mechanism and/or the reallocation trigger will only apply to programs that begin after the change is effective.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your Account Value at that time.  Upon  termination,  any Account Value allocated to the Fixed  Allocations  will be transferred to the AST Money Market Sub-account, unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any time.  American  Skandia  does not provide any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program is in effect  will reduce the  guaranteed  amount  under the program in proportion  to your Account Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied  to the  Annuity  while the  program  is in effect  will only  increase  the amount guaranteed; however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot transfer Account Value to or from a Fixed  Allocation  while  participating in the program and cannot participate  in any dollar cost  averaging  program  that  transfers  Account  Value from a Fixed  Allocation  to the  variable investment options.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The  Guaranteed  Return  Option  will  terminate:  (a) upon the death of the  Owner or the  Annuitant  (in an entity  owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year  program  duration on any  anniversary  of the Issue Date of the  Annuity.  The
     Account  Value on the date the restart is  effective  will become the new  commencement  value.  You can only elect the program once per Annuity Year.

Charges under the Guaranteed Return Option Program
We deduct a charge equal to 0.25% per year to  participate  in the  Guaranteed  Return  Option.  The annual charge is deducted daily against your Account Value allocated to the  Sub-accounts.  In certain states,  the charge is deducted in arrears on an annual basis on each  anniversary  of the Issue Date of the  Annuity.  Account  Value  allocated  to Fixed  Allocations  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia for:  (a) the risk that your  Account  Value on the maturity date of the program is less than the amount guaranteed; and (b) administration of the program.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

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The Guaranteed  Minimum Withdrawal  Benefit program described below is being offered in those  jurisdictions  where we have received regulatory  approval  and  will be  offered  subsequently  in other  jurisdictions  when we  receive  regulatory  approval  in those jurisdictions.  Certain terms and conditions  may differ between  jurisdictions  once approved.  Currently,  the program can only be elected by new  purchasers on the Issue Date of their  Annuity.  We may offer the program to existing  Annuity Owners in the future, subject to our  eligibility  rules and  restrictions.  The Guaranteed  Minimum  Withdrawal  Benefit  program is not available if you elect the Guaranteed Return Option, Guaranteed Return Option Plus, or the Guaranteed Minimum Income Benefit rider.
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We offer a program that  guarantees  your ability to withdraw  amounts equal to an initial  principal  value (called the  "Protected
Withdrawal  Value"),  regardless of the impact of market  performance on your Account Value,  subject to our program rules regarding the timing and amount of withdrawals.  The program may be appropriate if you intend to make periodic  withdrawals  from your Annuity and wish to ensure that market  performance  will not affect your  ability to protect your  principal.  You are not required to make withdrawals as part of the program - the guarantee is not lost if you withdraw less than the maximum  allowable  amount of principal each year under the rules of the program.  There is an additional charge if you elect the GMWB program;  however,  the charge may be waived under certain circumstances described below.

KEY FEATURE - Protected Withdrawal Value
The  Protected  Withdrawal  Value is the total amount that we  guarantee  will be  available  to you through  withdrawals  from your
Annuity and/or benefit  payments,  regardless of the impact of market  performance on your Account Value.  The Protected  Withdrawal
Value is reduced  with each  withdrawal  you make until the  Protected  Withdrawal  Value is  reduced  to zero.  When the  Protected
Withdrawal Value is reduced to zero due to your withdrawals,  the GMWB program terminates.  Additionally,  the Protected  Withdrawal
Value is used to  determine  the  maximum  annual  amount that you can  withdraw  from your  Annuity,  called the  Protected  Annual
Withdrawal Amount,  without triggering an adjustment in the Protected  Withdrawal Value. The Protected  Withdrawal Value is referred to as the "Benefit Base" in the rider we issue for this benefit.

The  Protected  Withdrawal  Value is  determined  as of the date you make your first  withdrawal  under the Annuity  following  your election of the GMWB program.  The initial  Protected  Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect the GMWB program,  plus any  additional  Purchase  Payments and any Credits that may be applied to such Purchase  Payments before the date of your first  withdrawal;  or (B) the Account Value as of the date of the first  withdrawal from your Annuity.  The
Protected  Withdrawal Value may be enhanced by increases in your Account Value due to market  performance  during the period between your election of the GMWB program and the date of your first withdrawal.

|X|      If you elect the GMWB program at the time you  purchase  your  Annuity,  the Account  Value will be your  initial  Purchase
     Payment plus any Credit applied to such Purchase Payment.

|X|      If we offer the GMWB program to existing  Annuity  Owners,  the Account Value on the  anniversary of the Issue Date of your
     Annuity following your election of the GMWB program will be used to determine the initial Protected Withdrawal Value.

|X|      If you make additional Purchase Payments after your first withdrawal,  the Protected  Withdrawal Value will be increased by the amount of the additional Purchase Payment and any Credits that we apply to the Purchase Payment.

You may elect to step-up your  Protected  Withdrawal  Value if, due to positive  market  performance,  your Account Value is greater than the  Protected  Withdrawal  Value.  You are  eligible to step-up the  Protected  Withdrawal  Value on or after the 5th contract anniversary  following the first  withdrawal  under the GMWB program.  The Protected  Withdrawal Value can be stepped up again on or after the 5th contract  anniversary  following the preceding  step-up.  If you elect to step-up the Protected  Withdrawal Value, you must do so during the 30-day period prior to your  eligibility  date. If you elect to step-up the Protected  Withdrawal  Value under the  program,  and on the date you elect to step-up,  the charges  under the GMWB  program  have  changed for new  purchasers,  your program may be subject to the new charge going forward.

Upon election of the step-up,  we reset the Protected  Withdrawal  Value to be equal to the then current Account Value. For example, assume your initial  Protected  Withdrawal  Value was $100,000 and you have made  cumulative  withdrawals  of $40,000,  reducing the
Protected  Withdrawal Value to $60,000.  On the date you are eligible to step-up the Protected  Withdrawal Value, your Account Value is equal to  $75,000.  You could elect to step-up  the  Protected  Withdrawal  Value to $75,000 on the date you are  eligible.  Upon election of the step-up,  we also reset the Protected Annual  Withdrawal  Amount  (discussed  immediately  below) to be equal to the greater of (A) the Protected Annual Withdrawal Amount  immediately prior to the reset; and (B) 7% of the Protected  Withdrawal Value immediately after the reset.

KEY FEATURE - Protected Annual Withdrawal Amount
The initial  Protected Annual Withdrawal Amount is equal to 7% of the Protected  Withdrawal Value.  Under the GMWB program,  if your cumulative  withdrawals  each  Annuity  Year are less  than or equal to the  Protected  Annual  Withdrawal  Amount,  your  Protected
Withdrawal Value will be reduced on a  "dollar-for-dollar"  basis (the Protected Withdrawal Value is reduced by the actual amount of the  withdrawal,  including any CDSC or MVA that may apply).  Cumulative  withdrawals  in any Annuity Year that exceed the Protected
Annual  Withdrawal  Amount  trigger a  proportional  adjustment to both the  Protected  Withdrawal  Value and the  Protected  Annual
Withdrawal  Amount,  as described in the rider for this benefit (see the examples of this calculation  below).  The Protected Annual
Withdrawal Amount is referred to as the "Maximum Annual Benefit" in the rider we issue for this benefit.

The GMWB program does not affect your ability to make  withdrawals  under your Annuity or limit your ability to request  withdrawals that exceed the Protected  Annual  Withdrawal  Amount.  You are not required to withdraw all or any portion of the Protected  Annual
Withdrawal Amount each Annuity Year.
|X|      If,  cumulatively,  you withdraw an amount less than the Protected Annual Withdrawal Amount in any Annuity Year, you cannot carry-over the unused portion of the Protected  Annual  Withdrawal  Amount to subsequent  Annuity Years.  However,  because the
     Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these  circumstances,  any unused
     Protected Annual Withdrawal Amount may extend the period of time until the remaining  Protected  Withdrawal Value is reduced to zero.
|X|      Additional  Purchase  Payments  will increase the  Protected  Annual  Withdrawal  Amount by 7% of the  applicable  Purchase
     Payment (and any Credits we apply to such Purchase Payment).
|X|      If the Protected  Annual  Withdrawal  Amount after an  adjustment  exceeds the Protected  Withdrawal  Value,  the Protected
     Annual Withdrawal Amount will be set equal to the Protected Withdrawal Value.

The following  examples of dollar-for  dollar and  proportional  reductions and the reset of the Maximum Annual Benefit assume that:
1.) the Issue Date and the effective  date of the GMWB program are October 13, 2003;  2.) an initial  Purchase  Payment of $250,000;
3.) a Protected Withdrawal Value of $250,000; and 4.) a Protected Annual Withdrawal Amount of $17,500 (7% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal  is taken on November 13, 2003 (in the first  Annuity  Year).  No prior  withdrawals  have been taken.  As the amount withdrawn is less than the Protected Annual Withdrawal Amount:
o        The Protected Withdrawal Value is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The remaining  Protected Annual  Withdrawal  Amount for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $17,500 to $7,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 13, 2003 (still within the first Annuity  Year).  The Account Value  immediately before the withdrawal is $220,000.  As the amount  withdrawn  exceeds the remaining  Protected  Annual  Withdrawal  Amount of $7,500 from Example 1:
o        the Protected  Withdrawal  Value is first reduced by the remaining  Protected  Annual  Withdrawal  Amount (from $240,000 to
     $232,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the remaining Protected Annual Withdrawal Amount ($10,000 - $7,500, or $2,500).
o        B is the Account Value less the remaining Protected Annual Withdrawal Amount ($220,000 - $7,500, or $212,500).
     The resulting Protected Withdrawal Value is: $232,500 x ( 1 - $2,500 / $212,500), or $229,764.71.
o        the Protected Annual  Withdrawal  Amount is also reduced by the ratio of A to B: The resulting  Protected Annual Withdrawal
     Amount is: $17,500 x ( 1 - $2,500 / $212,500), or $17,294.12.
o        The remaining Protected Annual Withdrawal Amount is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Maximum Annual Benefit

A $10,000  withdrawal is made on October 13, 2004 (second Annuity Year). The remaining  Protected Annual  Withdrawal Amount has been reset to the Protected  Annual  Withdrawal  Amount of $17,294.12 from Example 2. As the amount  withdrawn is less than the remaining
Protected Annual Withdrawal Amount:
o        the  Protected  Withdrawal  Value is  reduced by the amount  withdrawn  (i.e.,  reduced by  $10,000,  from  $229,764.71  to
         $219,764.71).
o        The remaining  Protected Annual  Withdrawal Amount for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $17,294.12 to $7,294.12).

BENEFITS UNDER THE GMWB PROGRAM

|X|      In addition to any  withdrawals  you make under the GMWB program,  market  performance  may reduce your Account  Value.  If your  Account  Value is  equal  to zero,  and you have  not  received  all of your  Protected  Withdrawal  Value in the form of withdrawals from your Annuity, we will continue to make payments equal to the remaining Protected  Withdrawal Value in the form of  fixed,  periodic  payments  until  the  remainder  of the  Protected  Withdrawal  Value is paid,  at which  time the  rider terminates.  The fixed,  periodic  payments will each be equal to the Protected Annual Withdrawal  Amount,  except for the last payment which may be equal to the remaining  Protected  Withdrawal  Value.  We will  determine the duration for which  periodic payments will continue by dividing the Protected  Withdrawal  Value by the Protected  Annual  Withdrawal  Amount.  You will not have the right to make additional  Purchase  Payments or receive the remaining  Protected  Withdrawal  Value in a lump sum. You can elect the frequency of payments, subject to our rules then in effect.

|X|      If the death benefit under the Annuity becomes payable before you have received all of your Protected  Withdrawal  Value in the form of  withdrawals  from your  Annuity,  your  Beneficiary  has the option to elect to receive  the  remaining  Protected
     Withdrawal  Value as an alternate  death benefit  payout in lieu of the amount  payable under any other death benefit  provided under the Annuity.  The remaining  Protected  Withdrawal Value will be payable in the form of fixed,  periodic  payments.  Your beneficiary  can elect the  frequency  of payments,  subject to our rules then in effect.  We will  determine  the duration for which periodic  payments will continue by dividing the Protected  Withdrawal Value by the Protected Annual  Withdrawal  Amount.
     The Protected  Withdrawal  Value is not equal to the Account Value for purposes of the Annuity's  other death benefit  options.
     The GMWB program does not increase or decrease the amount  otherwise  payable under the Annuity's other death benefit  options.
     Generally,  the GMWB program would be of value to your  Beneficiary  only when the Protected  Withdrawal Value at death exceeds any other amount available as a death benefit.

|X|      If you elect to begin receiving  annuity  payments before you have received all of your Protected  Withdrawal  Value in the form of  withdrawals  from your  Annuity,  an  additional  annuity  payment  option will be available  that makes fixed annuity payments for a certain  period,  determined  by dividing the Protected  Withdrawal  Value by the  Protected  Annual  Withdrawal
     Amount.  If you elect to receive annuity payments  calculated in this manner,  the assumed interest rate used to calculate such payments will be 0%, which is less than the assumed  interest rate on other annuity payment  options we offer.  This 0% assumed interest  rate results in lower annuity  payments  than what would have been paid if the assumed  interest rate was higher than
     0%. You can also elect to terminate the GMWB program and begin  receiving  annuity  payments based on your then current Account
     Value (not the remaining Protected Withdrawal Value) under any of the available annuity payment options.

Other Important Considerations
|X|      Withdrawals  under the GMWB program are subject to all of the terms and  conditions of the Annuity,  including any CDSC and
     MVA that may apply.  Amounts  withdrawn up to the  Protected  Annual  Withdrawal  Amount will  generally  not be subject to any applicable CDSC since they are less than the amount available under any free withdrawal provision of your Annuity.
|X|      Withdrawals  made while the GMWB  program is in effect  will be  treated,  for tax  purposes,  in the same way as any other withdrawals under the Annuity.
|X|      The GMWB program  does not  directly  affect the  Annuity's  Account  Value or Surrender  Value,  but any  withdrawal  will decrease  the Account  Value by the amount of the  withdrawal.  If you  surrender  your  Annuity,  you will receive the current
     Surrender Value, not the Protected Withdrawal Value.
|X|      You can make  withdrawals  from your Annuity  while your Account  Value is greater  than zero without  purchasing  the GMWB program.  The GMWB program  provides a guarantee  that if your Account Value  declines due to market  performance,  you will be able to receive your Protected Withdrawal Value in the form of periodic benefit payments.
|X|      We reserve the right to impose restrictions on the allocation of your Account Value,  including prohibiting  allocations to certain Portfolios.  We may also require that you allocate your Account Value according to an asset allocation model,  although it is not our current requirement.

Election of the Program
Currently,  the GMWB program can only be elected at the time that you purchase your Annuity.  In the future,  we may offer  existing
Annuity  Owners the option to elect the GMWB program after the Issue Date of their  Annuity,  subject to our  eligibility  rules and restrictions.  If you elect the GMWB  program  after the Issue Date of your  Annuity,  the program  will be effective as of the next anniversary  date. Your Account Value as of such anniversary date will be used to calculate the initial  Protected  Withdrawal Value and the initial Protected Annual Withdrawal Amount.

We reserve the right to restrict the maximum amount of Protected  Withdrawal  Value that may be covered under the GMWB program under this Annuity or any other annuities that you own that are issued by American Skandia or its affiliated companies.

Termination of the Program
The  program  terminates  automatically  when your  Protected  Withdrawal  Value  reaches  zero based on your  withdrawals.  You may terminate  the program at any time by  notifying  us. If you  terminate  the  program,  any  guarantee  provided by the benefit will terminate as of the date the termination is effective.  The program  terminates  upon your surrender of the Annuity,  upon due proof of death (unless your  surviving  spouse elects to continue the Annuity and the GMWB program or your  Beneficiary  elects to receive the amounts payable under the GMWB program in lieu of the death benefit) or upon your election to begin receiving annuity payments.

The charge for the GMWB program will no longer be deducted from your Account Value upon termination of the program.

Charges under the Program
Currently,  we  deduct a charge  equal to 0.35% of  Account  Value per year to  purchase  the GMWB  program.  The  annual  charge is deducted daily against your Account Value  allocated to the  Sub-accounts.  Account Value allocated to Fixed  Allocations  under the program is not subject to the charge.

|X|      If, during the seven Annuity Years  following the effective date of the program,  you do not make any  withdrawals,  and do not make any additional  Purchase  Payments after a five-year period  following the effective date of the program,  the program will remain in effect;  however,  we will waive the annual charge going  forward.  If you make an additional  Purchase  Payment following the waiver of the annual charge, we will begin charging for the program.

|X|      If you elect to step-up the  Protected  Withdrawal  Value  under the  program,  and on the date you elect to  step-up,  the charges  under the  program  have  changed for new  purchasers,  your  program  may be subject to the new charge  level for the benefit.

Additional Tax Considerations for Qualified Contracts
If you  purchase an Annuity as an  investment  vehicle for  "qualified"  investments,  including  an IRA,  SEP-IRA,  Roth IRA or Tax
Sheltered  Annuity (or 403(b)),  the minimum  distribution  rules under the Code require that you begin receiving  periodic  amounts from your Annuity  beginning after age 70 1/2. The amount required under the Code may exceed the Protected  Annual  Withdrawal  Amount, which will cause us to recalculate the Protected  Withdrawal Value and the Protected Annual Withdrawal Amount,  resulting in a lower amount  payable in future  Annuity  Years.  In  addition,  the amount and duration of payments  under the annuity  payment and death benefit  provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax  considerations  such as minimum distribution requirements.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

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The  Guaranteed  Minimum Income  Benefit  program  described  below is being offered in those  jurisdictions  where we have received regulatory  approval,  and will be  offered  subsequently  in other  jurisdictions  when we  receive  regulatory  approval  in those jurisdictions.  Certain terms and conditions  may differ between  jurisdictions  once approved.  Currently,  the program can only be elected by new  purchasers on the Issue Date of their  Annuity.  We may offer the program to existing  Annuity Owners in the future, subject to our  eligibility  rules and  restrictions.  The Guaranteed  Minimum Income Benefit  program is not available if you elect the Guaranteed Return Option program, Guaranteed Return Option Plus program or the Guaranteed Minimum Withdrawal Benefit rider.
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We offer a program that, after a seven-year  waiting period,  guarantees your ability to begin receiving income from your Annuity in the form of annuity  payments  based on a guaranteed  minimum value (called the "Protected  Income Value") that increases  after the waiting period begins,  regardless of the impact of market  performance  on your Account Value.  The program may be appropriate  for you if you  anticipate  using your Annuity as a future source of periodic  fixed income  payments for the remainder of your life and wish to ensure that the basis upon which your income  payments will be calculated  will achieve at least a minimum  amount of growth despite fluctuations in market performance.  There is an additional charge if you elect the GMIB program.

KEY FEATURE - Protected Income Value
The Protected  Income Value is the minimum amount that we guarantee will be available (net of any applicable  premium taxes),  after a waiting  period of at least seven years,  to begin  receiving  fixed annuity  payments.  The  Protected  Income Value is initially established on the effective  date of the GMIB program and is equal to your Account Value on such date.  The Protected  Income Value is increased  daily based on an annual growth rate of 5%, subject to the limitations  described  below.  The Protected  Income Value is referred to as the  "Protected  Value" in the rider we issue for this  benefit.  The 5% annual  growth rate is referred to as the
"Roll-Up Percentage" in the rider we issue for this benefit.

The  Protected  Income  Value is  subject  to a limit of 200%  (2X) of the sum of the  Protected  Income  Value  established  on the effective  date of the GMIB  program  plus any  additional  Purchase  Payments  and any Credits  that are  applied to such  Purchase
Payments made after the waiting period begins ("Maximum  Protected Income Value"),  minus the sum of any reductions in the Protected
Income Value due to withdrawals you make from the Annuity after the waiting period begins.

|X|      Subject to the maximum  age/durational  limits described immediately below, we will no longer increase the Protected Income
     Value by the 5% annual growth rate once you reach the Maximum Protected Income Value.  However,  we will increase the Protected
     Income Value by the amount of any  additional  Purchase  Payments and any Credits  applied to such Purchase  Payments after you reach the Maximum  Protected  Income Value.  Further,  if you make  withdrawals  after you reach the Maximum  Protected  Income
     Value, we will reduce the Protected Income Value by the proportional impact of the withdrawal on your Account Value.

|X|      Subject to the Maximum  Protected  Income Value,  we will no longer  increase the  Protected  Income Value by the 5% annual growth rate after the later of the  anniversary  date on or  immediately  following  the  Annuitant's  80th birthday or the 7th anniversary of the later of the effective date of the GMIB program or the effective date of the most recent  step-up.  However, we will increase the Protected Income Value by the amount of any additional  Purchase  Payments and any Credits applied to such
     Purchase  Payments.  Further,  if you make withdrawals  after the Annuitant  reaches the maximum  age/duration  limits, we will reduce the Protected Income Value by the proportional impact of the withdrawal on your Account Value.

|X|      Subject to the Maximum Protected Income Value, if you make an additional  Purchase Payment,  we will increase the Protected
     Income Value by the amount of the Purchase  Payment  (including  any Credits that may be applied to your Account Value based on such  Purchase  Payment)  and will apply the 5% annual  growth  rate on the new amount  from the date the  Purchase  Payment is applied.

|X|      As described  below,  after the waiting period begins,  cumulative  withdrawals  each Annuity Year that are up to 5% of the
     Protected  Income Value will reduce the Protected  Income Value by the amount of the withdrawal.  Cumulative  withdrawals  each
     Annuity  Year in  excess  of 5% of the  Protected  Income  Value  will  reduce  the  Protected  Income  Value  proportionately.
     Withdrawals  after the Maximum  Protected Income Value is reached will reduce the Protected Income Value  proportionately.  The
     5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

Stepping-Up  the Protected  Income Value - You may elect to "step-up" or "reset" your  Protected  Income Value if your Account Value is greater than the current  Protected Income Value.  Upon exercise of the step-up  provision,  your initial  Protected Income Value will be reset equal to your current  Account  Value.  From the date that you elect to step-up the Protected  Income  Value,  we will apply the 5% annual growth rate to the stepped-up  Protected  Income Value,  as described  above.  You can only exercise the step-up provision twice while the GMIB program is in effect, and only while the Annuitant is less than age 76.

|X|      A new  seven-year  waiting  period will be  established  upon the effective  date of your election to step-up the Protected
     Income Value.  You cannot exercise your right to begin receiving  annuity  payments under the GMIB program until the end of the new waiting period.
|X|      The Maximum  Protected  Income  Value will be reset as of the  effective  date of any  step-up.  The new Maximum  Protected
     Income Value will be equal to 200% of the sum of the Protected  Income Value as of the  effective  date of the step-up plus any subsequent  Purchase Payments and any Credits applied to such Purchase Payments,  minus the impact of any withdrawals after the date of the step-up.
|X|      When  determining the guaranteed  annuity  purchase rates for annuity  payments under the GMIB program,  we will apply such rates based on the number of years since the most recent step-up.
|X|      If you elect to step-up the  Protected  Income Value under the program,  and on the date you elect to step-up,  the charges under the GMIB program have changed for new purchasers, your program may be subject to the new charge going forward.

Impact of  Withdrawals on the Protected  Income Value - Cumulative  withdrawals  each Annuity Year up to 5% of the Protected  Income
Value will reduce the Protected  Income Value on a  "dollar-for-dollar"  basis (the Protected  Income Value is reduced by the actual amount of the  withdrawal).  Cumulative  withdrawals  in any Annuity Year in excess of 5% of the Protected  Income Value will reduce the  Protected  Income Value  proportionately  (see the examples of this  calculation  below).  The 5% annual  withdrawal  amount is determined on each  anniversary  of the Issue Date (or on the Issue Date for the first Annuity Year) and applies to any  withdrawals during the Annuity Year. This means that the amount  available for withdrawals each Annuity Year on a  "dollar-for-dollar"  basis is adjusted to reflect changes in the Protected Income Value during the prior Annuity Year.

The following examples of  dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the GMIB  program are October 13,  2003;  2.) an initial  Purchase  Payment of $250,000;  3.) an initial  Protected  Income Value of
$250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A  $10,000  withdrawal  is  taken on  November  13,  2003 (in the  first  Annuity  Year).  No prior  withdrawals  have  been  taken.
Immediately  prior to the withdrawal,  the Protected  Income Value is $251,038.10  (the initial value  accumulated for 31 days at an annual effective rate of 5%).  As the amount withdrawn is less than the dollar-for-dollar limit:
o        the Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).
o        The  remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on  December  13,  2003  (still  within  the first  Annuity  Year).  Immediately  before the withdrawal,  the Account  Value is $220,000 and the  Protected  Income Value is  $242,006.64.  As the amount  withdrawn  exceeds the
Remaining Limit of $2,500 from Example 1:
o        the Protected Income Value is first reduced by the Remaining Limit (from 242,006.64 to 239,506.64);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($220,000 - $2,500, or $217,500).
     The resulting Protected Income Value is: $239,506.64 x ( 1 - $7,500 / $217,500), or $231,247.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A $10,000  withdrawal is made on the first  anniversary  of the Issue Date,  October 13, 2004 (second  Annuity  Year).  Prior to the withdrawal,  the Protected  Income Value is $240,870.56.  The Remaining Limit is reset to 5% of this amount,  or $12,043.53.  As the amount withdrawn is less than the dollar-for-dollar limit:
o        the Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,870.56 to $230,870.56).
o        The Remaining  Limit for the balance of the second Annuity Year is also reduced by the amount  withdrawn  (from  $12,043.53 to $2,043.53).

KEY FEATURE - GMIB Annuity Payments
You can elect to apply the Protected  Income Value to one of the available  GMIB Annuity  Payment  Options on any  anniversary  date following the initial  waiting  period,  or any subsequent  waiting period  established  upon your election to step-up the Protected
Income  Value.  Once you have  completed  the  waiting  period,  you will have a 30-day  period  each  year,  prior to the  contract anniversary,  during which you may elect to begin  receiving  annuity  payments  under one of the  available  GMIB  Annuity  Payment
Options.  You must elect one of the GMIB Annuity  Payment  Options by the  anniversary of the Annuity's Issue Date on or immediately following the  Annuitant's  95th birthday,  except for Annuities used as a funding  vehicle for an IRA, SEP IRA or 403(b),  in which the case you must elect one of the GMIB Annuity  Payment  Options by the  anniversary of the Annuity's  Issue Date on or immediately following the Annuitant's 92nd birthday.

The amount of each GMIB Annuity  Payment will be determined  based on the age and,  where  permitted by law, sex of the Annuitant by applying the  Protected  Income Value (net of any  applicable  premium tax that may be due) to the GMIB Annuity  Payment  Option you choose.  We use  special  annuity  purchase  rates to  calculate  the  amount of each  payment  due under the GMIB  Annuity  Payment
Options.  These  special  rates for the GMIB Annuity  Payment  Options are  calculated  using an assumed  interest  rate factor that provides for lower growth in the value applied to produce  annuity  payments than if you elected an annuity  payment  option that is not part of the GMIB program.  These special rates also are  calculated  using other factors such as "age  setbacks"  (use of an age lower than the  Annuitant's  actual age) that result in lower  payments than would result if you elected an annuity  payment  option that is not part of the GMIB program.  Use of an age setback  entails a longer assumed life for the Annuitant  which in turn results in lower annuity payments.

On the date that you elect to begin  receiving GMIB Annuity  Payments,  we guarantee that your payments will be calculated  based on your Account Value and our then current annuity  purchase rates if the payment amount  calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.

GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period
Under this option,  monthly  annuity  payments will be made until the death of the  Annuitant.  If the Annuitant  dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period
Under this option,  monthly  annuity  payments will be made until the death of both the Annuitant  and the Joint  Annuitant.  If the
Annuitant  and the Joint  Annuitant  die before  having  received 120 monthly  annuity  payments,  the  remainder of the 120 monthly annuity payments will be made to the Beneficiary.
|X|      If the Annuitant  dies first,  we will continue to make  payments  until the later of the death of the Joint  Annuitant and the end of the period certain.  However,  if the Joint Annuitant is still receiving  annuity payments  following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
|X|      If the Joint  Annuitant  dies first,  we will continue to make  payments  until the later of the death of the Annuitant and the end of the period certain.

You cannot  withdraw  your  Account  Value or the  Protected  Income Value under  either GMIB  Annuity  Payment  Option once annuity payments have begun.  We may make other payout frequencies available, such as quarterly, semi-annually or annually.

Other Important Considerations
|X|      The GMIB program does not directly affect the Annuity's  Account Value,  Surrender Value or the amount payable under either the basic death benefit provision of the Annuity or any optional death benefit  provision.  If you surrender your Annuity,  you will receive the current  Surrender  Value,  not the Protected  Income Value.  The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
|X|      The Annuity offers other annuity  payment  options that you can elect which do not impose an additional  charge,  but which do not offer to guarantee a minimum value on which to make annuity payments.
|X|      Where allowed by law, we reserve the right to limit subsequent  purchase payments if we determine,  at our sole discretion, that based on the timing of your Purchase  Payments and  withdrawals,  your Protected Income Value is increasing in ways we did not intend. In determining whether to limit Purchase Payments,  we will look at Purchase Payments which are  disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
|X|      We reserve the right to impose restrictions on the allocation of your Account Value,  including prohibiting  allocations to certain Portfolios.  We may also require that you allocate your Account Value according to an asset allocation model.
|X|      If you change the  Annuitant  after the effective  date of the GMIB program,  the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant.  If the new Annuitant  would not be eligible to elect the GMIB program based on his or her age at the time of the change, then the GMIB program will terminate.
|X|      Annuity payments made under the GMIB program are subject to the same tax treatment as any other annuity payment.
|X|      At the time you elect to begin  receiving  annuity  payments  under the GMIB  program  or under any other  annuity  payment option we make available,  the protection provided by the Annuity's basic death benefit or any optional death benefit provision you elected will no longer apply.

Election of the Program
Currently,  the GMIB program can only be elected at the time that you purchase  your Annuity.  The Annuitant  must be age 75 or less as of the effective  date of the GMIB program.  In the future,  we may offer  existing  Annuity  Owners the option to elect the GMIB program after the Issue Date of their Annuity,  subject to our  eligibility  rules and  restrictions.  If you elect the GMIB program after the Issue Date of your Annuity,  the program will be effective as of the next  anniversary  date. Your Account Value as of the anniversary date will be used to calculate the Protected Income Value as of the effective date of the program.

Termination of the Program
The GMIB program  cannot be  terminated  by the Owner once  elected.  The GMIB program  automatically  terminates as of the date the
Annuity is fully surrendered,  on the date the death benefit is payable to your Beneficiary  (unless your surviving spouse elects to continue the Annuity),  or on the date that your Account Value is  transferred to begin making  annuity  payments.  The GMIB program may also be  terminated  if you  designate a new  Annuitant  who would not be eligible to elect the GMIB program based on his or her age at the time of the change.

Upon  termination  of the GMIB program we will deduct the charge from your  Account  Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

Charges under the Program
Currently,  we deduct a charge  equal to 0.50% per year of the average  Protected  Income  Value for the period the charge  applies.
Because the charge is calculated  based on the average  Protected Income Value, it does not increase or decrease based on changes to the Annuity's Account Value due to market  performance.  If the average  Protected Income Value increases,  the dollar amount of the annual charge will increase, while a decrease in the Protected Income Value will decrease the dollar amount of the charge.

The charge is deducted  annually in arrears  each Annuity Year on the  anniversary  of the Issue Date of the Annuity.  We deduct the amount of the charge  pro-rata from the Account Value allocated to the variable  investment  options and the Fixed  Allocations.  No
MVA will apply to Account Value deducted from a Fixed  Allocation.  If you surrender your Annuity,  begin receiving annuity payments under the GMIB  program  or any other  annuity  payment  option  we make  available  during an  Annuity  Year,  or the GMIB  program terminates,  we will deduct the charge for the portion of the Annuity Year since the prior  anniversary of the Annuity's  Issue Date
(or the Issue Date if in the first Annuity Year).

No charge applies after the Annuity Date.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity provides a Death Benefit during its  accumulation  period.  If the Annuity is owned by one or more natural persons,  the
Death  Benefit is payable  upon the first  death of an Owner.  If the  Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated before the Annuitant's death and the  Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

Basic Death Benefit
The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts  is used, in part,  to pay us for the risk we assume in providing  the basic Death Benefit  guarantee under the  Annuity.  The Annuity  also offers two  different  optional  Death  Benefits.  Either  benefit  can be  purchased  for an additional charge. The additional charge is deducted to compensate  American Skandia for providing  increased  insurance  protection under the optional Death  Benefits.  Notwithstanding  the additional  protection  provided  under the optional Death  Benefits,  the additional cost has the impact of reducing the net performance of the investment options.

The basic Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all proportional withdrawals.
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

"Proportional  withdrawals"  are  determined  by  calculating  the  percentage  of your  Account  Value that each  prior  withdrawal represented  when  withdrawn.  For example,  a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase
Payments for purposes of calculating the basic Death Benefit.

OPTIONAL DEATH BENEFITS

Two  optional  Death  Benefits  are offered for  purchase  with your  Annuity to provide an enhanced  level of  protection  for your beneficiaries.

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Currently,  these  benefits  are only  offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow  existing  Annuity Owners to purchase  either of the optional  Death  Benefits  subject to our rules and any changes or restrictions  in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your  Annuity as part of an  exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
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Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

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The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is being  offered  in those  jurisdictions  where we have  received regulatory  approval.  Certain terms and  conditions  may differ between  jurisdictions  once approved.  Please refer to the section entitled "Tax Considerations" for a discussion of special tax considerations for purchasers of this benefit.
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Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above;

     PLUS

2.       40% of your "Growth" under the Annuity, as defined below.

"Growth"  means the sum of your Account Value in the variable  investment  options and your Interim Value in the Fixed  Allocations, minus the total of all Purchase Payments reduced by the sum of all proportional withdrawals.

"Proportional  withdrawals"  are  determined  by  calculating  the  percentage  of your  Account  Value that each  prior  withdrawal represented when withdrawn.

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The Enhanced  Beneficiary  Protection Optional Death Benefit is subject to a maximum of 100% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
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See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Highest Anniversary Value Death Benefit
If the Annuity has one Owner, the Owner must be age 79 or less at the time the Highest  Anniversary  Value Optional Death Benefit is
purchased.  If the Annuity has joint  Owners,  the oldest  Owner must be age 79 or less.  If the Annuity is owned by an entity,  the
Annuitant must be age 79 or less.

Certain of the Portfolios  offered as Sub-accounts  under the Annuity are not available if you elect the Highest  Anniversary  Value
Death Benefit.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest Anniversary Value equals the highest of all previous  "Anniversary  Value" less proportional  withdrawals since such anniversary and plus any Purchase Payments since such anniversary.

|X|      The  Anniversary  Value is the Account  Value as of each  anniversary  of the Issue Date of the  Annuity.  The  Anniversary
     Value on the Issue Date is equal to your Purchase Payment.

|X|      Proportional  withdrawals  result in a  reduction  to the  Highest  Anniversary  Value by  reducing  such value in the same proportion as the Account Value was reduced by the  withdrawal as of the date the  withdrawal  occurred.  For example,  if your
     Highest  Anniversary  Value is $125,000 and you  subsequently  withdraw  $10,000 at a time when your Account  Value is equal to
     $100,000 (a 10%  reduction),  when  calculating  the  optional  Death  Benefit we will reduce your  Highest  Anniversary  Value
     ($125,000) by 10% or $12,500.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest Anniversary Value as of the Owner's date of death.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest  Anniversary  Value on the Death Benefit Target Date plus the sum of all Purchase  Payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

         The amount  determined by this calculation is increased by any Purchase  Payments  received after the Owner's date of death and decreased by any proportional withdrawals since such date.

See Appendix C for examples of how the Highest Anniversary Value Death Benefit is calculated.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to determine the Death Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit and the Highest  Anniversary  Value Death Benefit at
any time.  Both  optional  Death  Benefits will  terminate  automatically  on the Annuity  Date. We may also  terminate any optional
Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge equal to 0.25% per year,  respectively,  if you elect the Highest Anniversary Value Optional Death Benefit or the
Enhanced  Beneficiary  Protection  Optional Death Benefit.  If you elect both optional Death Benefits,  the total charge is equal to
0.50% per year.  We deduct the charge to  compensate  American  Skandia  for  providing  increased  insurance  protection  under the optional Death Benefit.  The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

AMERICAN SKANDIA'S ANNUITY REWARDS

What is the Annuity Rewards benefit?
The Annuity  Rewards  benefit  offers  Owners the ability to capture  any market  gains since the Issue Date of their  Annuity as an enhancement  to their  current Death Benefit so their  Beneficiaries  will not receive less than the Annuity's  value as of the date the Owner elects the benefit.  Under the Annuity Rewards  benefit,  American  Skandia  guarantees that the Death Benefit will not be less than:

         your Account Value in the variable  investment  options plus the Interim Value in any Fixed Allocations as of the effective date of the Owner's election

         MINUS any proportional withdrawals* following the date of election

         PLUS any additional Purchase Payments applied to the Annuity following the date of election.

*    "Proportional  withdrawals" are determined by calculating the percentage of the Account Value that each withdrawal  represented when  withdrawn.  For example,  a withdrawal  of 50% of your  Account  Value would be treated as a 50%  reduction in the amount payable under the Death Benefit.

The Annuity  Rewards Death Benefit  enhancement  does not affect the  calculation  of the basic Death Benefit or any Optional  Death
Benefits  available  under the Annuity to the extent such benefit  provides for a change in the method of  calculation  based on the age of the decedent as of the date of death.  If the Death Benefit amount  payable under your  Annuity's  basic Death Benefit or any
Optional Death Benefits you purchase is greater than the enhanced  Death Benefit under the Annuity  Rewards  benefit on the date the
Death Benefit is calculated, your Beneficiary will receive the higher amount.

Who is eligible for the Annuity Rewards benefit?
Owners can elect the Annuity  Rewards  Death  Benefit  enhancement  following the eighth (8th)  anniversary  of the Annuity's  Issue
Date.  However,  the  election is subject to the  requirement  that their  Account  Value on the  election  date is greater than the amount  that would be payable to their  Beneficiary  under the Death  Benefit  provided  under the Annuity as of the  election  date
(including  any amounts  payable  under the Highest  Anniversary  Value Death  Benefit).  If an Owner is  ineligible  when he or she applies for the optional benefit,  the Owner can elect the Annuity Rewards Death Benefit  enhancement on any subsequent date if they otherwise  qualify.  The election  must occur before  annuity  payments  begin.  An Owner can only elect the Annuity  Rewards  Death
Benefit enhancement once.  There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments  not  extending  beyond the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an  election  prior to death  benefit  proceeds  becoming  due, a  Beneficiary  can elect to receive  the Death
Benefit  proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable annuity payments
(annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse own the Annuity  jointly,  we assume that the sole  primary
Beneficiary will be the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary may elect to assume  ownership of the Annuity instead of taking the Death Benefit payment.  Any Death Benefit  (including any optional Death  Benefits)  that would have been payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the
Annuity to a new  purchaser of the same  attained  age.  For purposes of  determining  any future  Death  Benefit for the  surviving spouse,  the new Account Value will be  considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.
However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your Annuity - Spousal  Contingent  Annuitant"  for a discussion of the treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides for  alternative  death benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified investment" that requires Minimum  Distributions.  Upon the Owner's death under an IRA, 403(b) or other  "qualified  investment",  a
Beneficiary  may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death  occurs  before the date Minimum  Distributions  must begin under the Code,  the Death  Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life  expectancy  of the  designated
         Beneficiary  (as long as payments begin by December 31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death  Benefit can be paid out over the life or life  expectancy of the spouse with such payments beginning no earlier than December  31st of the year  following the year of death or December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs  after the date  Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary has the flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue to be tax deferred.  Amounts  withdrawn each year,  including amounts  that are  required to be  withdrawn  under the Minimum  Distribution  rules,  are subject to tax. You may wish to consult a professional  tax advisor for tax advice as to your  particular  situation.  See the section  entitled "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the  Beneficiary  can request a withdrawal  of all or a portion of the Account Value at any time without  application  of a
              CDSC.
|X|      upon the death of the  Beneficiary,  any remaining  Account Value will be paid in a lump sum to the person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity  must be paid out to the  Beneficiary  according  to the Minimum  Distribution  rules  described above.

Please contact American Skandia for additional  information on the  availability,  restrictions and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the  decedent  was not the Owner or  Annuitant  as of the Issue  Date and did not  become  the Owner or  Annuitant  due to the prior
Owner's or  Annuitant's  death.  Any Death Benefit  (including  either  optional Death Benefit) that applies will be suspended for a two-year  period from the date he or she first became Owner or Annuitant.  After the two-year  suspension  period is completed,  the
Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We  determine  the amount of the Death  Benefit as of the date we receive  "due  proof of  death",  any  instructions  we require to determine  the method of payment and any other  written  representations  we require to  determine  the proper  payment of the Death
Benefit to all  Beneficiaries.  "Due proof of death" may  include a certified  copy of a death  certificate,  a certified  copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of
"due proof of death" we  automatically  transfer the Death Benefit to the AST Money Market  Sub-account  until we further  determine the universe of eligible  Beneficiaries.  Once the universe of eligible  Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-accounts according to our rules.

Each  Beneficiary  must make an  election  as to the method  they wish to receive  their  portion  of the Death  Benefit.  Absent an election  of a  Death  Benefit  payment  method,  no  Death  Benefit  can  be  paid  to the  Beneficiary.  We  may  require  written acknowledgment  of all named  Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each  Fixed  Allocation.  The  Account  Value  does not  reflect  any CDSC  that may apply to a  withdrawal  or  surrender.  When determining  the  Account  Value on a day more than 30 days prior to a Fixed  Allocation's  Maturity  Date,  the  Account  Value may
include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee and the charge for any optional  benefits.  The Surrender
Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you  allocate  Account  Value  to a  Sub-account,  you are  purchasing  units  of the  Sub-account.  Each  Sub-account  invests exclusively  in  shares  of an  underlying  Portfolio.  The  value of the  Units  fluctuates  with the  market  fluctuations  of the
Portfolios.  The value of the Units  also  reflects  the daily  accrual  for the  Insurance  Charge,  the  Distribution  Charge  (if
applicable),  and if you elected one or more optional  benefits whose annual charge is deducted  daily,  the additional  charge made for such benefits.  There may be several  different Unit Prices for each Sub-account to reflect the Insurance  Charge,  Distribution
Charge and the charges for any  optional  benefits.  The Unit Price for the Units you  purchase  will be based on the total  charges for the benefits  that apply to your  Annuity.  See the section  entitled  "What Happens to My Units When There is a Change in Daily
Asset-Based  Charges?" for a detailed  discussion  of how Units are  purchased and redeemed to reflect  changes in the daily charges that apply to your Annuity.

Each  Valuation  Day, we determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit Price is used for determining  the value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the number of Units  involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a Sub-account.  On the Valuation Day you make the allocation,  the Unit Price is $14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume  that  later,  you wish to  transfer  $3,000  of your  Account  Value  out of that
Sub-account  and  into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit  Price of the  original
Sub-account  has  increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477
Units.  We then buy $3,000 of Units of the new  Sub-account  at the Unit Price of $17.83.  You would then have 168.255  Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.
The Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers or  withdrawals  from a
Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were  withdrawn.  To determine  the Account  Value of a Fixed  Allocation  on any day other than its Maturity Date or within 30 days prior to its Maturity Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American Skandia is generally open to process  financial  transactions on those days that the New York Stock Exchange (NYSE) is open for  trading.  There  may be  circumstances  where  the NYSE  does not open on a  regularly  scheduled  date or time or closes at an earlier time than scheduled  (normally  4:00 p.m. EST).  Financial  transactions  requested  before the close of the NYSE which meet our requirements will be processed according to the value next determined  following the close of business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE will be  processed  based on the value next  computed  on the next business  day.  There may be  circumstances  when the  opening or closing  time of the NYSE is  different  than  other  major  stock exchanges,  such as NASDAQ or the  American  Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial  Purchase  Payments:  We are required to allocate  your initial  Purchase  Payment to the  Sub-accounts  within two (2) days after we receive  all of our  requirements  to issue the  Annuity.  If we do not have all the  required  information  to allow us to issue your  Annuity,  we may retain  the  Purchase  Payment  while we try to reach you or your  representative  to obtain all of our requirements.  If we are unable to obtain all of our  required  information  within  five (5) days,  we are  required  to return the
Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase  Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the Valuation Day that we receive the Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include  transfers  under  a  Dollar  Cost  Averaging,  rebalancing,  or  asset allocation program,  Systematic  Withdrawals,  Minimum Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are scheduled,  unless the scheduled day is not a Valuation Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:   "Unscheduled"  transactions  include  any  other  non-scheduled  transfers  and  requests  for  Partial
Withdrawals  or Free  Withdrawals  or  Surrenders.  Unscheduled  transactions  are  processed  and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death  Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation before  processing.  We price such transactions as of the date we receive at our Office all supporting  documentation we require for such transactions and that are satisfactory to us.

Transactions in ProFunds VP Sub-accounts:  Generally,  purchase or redemption  orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current  Valuation  Day.  However,  any purchase or  redemption  order or transfer  request  involving  the  ProFunds VP  Sub-accounts  must be  received by us no later than one hour prior to any  announced closing of the applicable  securities  exchange  (generally,  3:00 p.m. Eastern time) to be processed on the current  Valuation Day.
The "cut-off"  time for such  financial  transactions  involving a ProFunds VP  Sub-account  will be extended to1/2hour prior to any announced  closing  (generally,  3:30 p.m.  Eastern time) for  transactions  submitted  electronically  through  American  Skandia's
Internet  website  (www.americanskandia.prudential.com).  You cannot  request a transaction  involving  the purchase,  redemption or transfer  of units in one of the  ProFunds  VP  Sub-accounts  between  the  applicable  "cut-off"  time and 4:00  p.m.  Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Distribution  Charge:  The  Distribution  Charge is deducted  under your  Annuity  during  Annuity  Years 1-8. At the end of the 8th
Annuity  Year,  we will no longer  deduct the  Distribution  Charge.  On the date the charge no longer  applies,  your  Annuity will become subject to a different  daily  asset-based  charge.  We will process a transaction  where your Account Value allocated to the
Sub-accounts  will be used to purchase  new Units of the  Sub-accounts  that  reflect the  Insurance  Charge (and the charge for any optional  benefits  you have  elected)  but not the  Distribution  Charge.  The number of Units  attributed  to your Annuity will be decreased  and the Unit Price of each unit of the  Sub-accounts  in which you invested  will be  increased.  The  adjustment  in the number of Units and Unit Price will not affect your Account  Value.  Beginning on that date,  your Account  Value will be determined based on the change in the value of Units that reflect the Insurance Charge and any other optional benefits that you have elected.

Termination  of Optional  Benefits:  Except for the  Guaranteed  Minimum Income Benefit which cannot be terminated by the owner once elected,  if you  terminate  any other  optional  benefit,  we will no longer  deduct the charge we apply to purchase  the  optional benefit.  On the date the charge no longer applies,  your Annuity will become subject to a different daily  asset-based  charge.  We will  process a  transaction  where your  Account  Value  allocated  to the  Sub-accounts  will be used to purchase new Units of the
Sub-accounts  that reflect the Insurance Charge,  the Distribution  Charge (if applicable) and any optional benefit or program still elected,  but not the charge  for the  optional  benefit or program  that you  terminated.  The number of Units  attributed  to your
Annuity  will be  decreased  and the Unit  Price of each unit of the  Sub-accounts  in which you  invested  will be  increased.  The adjustment  in the number of Units and Unit Price will not affect your Account  Value.  Beginning on that date,  your Account  Value will be  determined  based on the change in the value of Units that  reflect  the  Insurance  Charge,  the  Distribution  Charge (if
applicable) and any other optional benefits that you have elected.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not  intended  to be  fully  comprehensive  nor is it  intended  as tax  advice.  Therefore,  you  may  wish  to  consult  a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American Skandia is taxed as a life insurance  company under Part I, subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains  earned by the
Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit  sharing plan or other  retirement  arrangement  that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity  until an amount is received (a  "distribution").  This is  commonly  referred to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity  payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the Annuity must currently  include  any  increase in the value of the Annuity  during a tax year in its gross  income.  An  exception  from  current taxation  applies for annuities held by an employer with respect to a terminated  tax-qualified  retirement plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt  entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity  payments begin are generally  treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated  as receipt of  "income  on the  contract"  is  includible  in the  taxpayer's  gross  income and  taxable in the year it is received.  The amount of any  distribution  treated as a return of the  "investment  in the  contract"  is not  includible  in gross income.

|X|      "Income on the  contract" is calculated by  subtracting  the  taxpayer's  "investment  in the contract"  from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is equal to  total  purchase  payments  for all  "related  contracts"  minus  any  previous distributions  or portions of such  distributions  from such  "related  contracts"  that were not  includible  in gross income.
     "Investment  in the  contract"  may be affected by whether an annuity or any  "related  contract"  was  purchased  as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received on or after the Annuity  Date will  generally be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the  exclusion  ratio  differs  between fixed and variable annuity  payments.  When annuity  payments  cease  because of the death of the person upon whose life  payments are based and, as of the date of death,  the  amount of  annuity  payments  excluded  from  taxable  income by the  exclusion  ratio  does not exceed the
"investment in the contract," then the remaining  portion of unrecovered  investment may be allowed as a deduction on the decedent's final income tax return.

Penalty Tax on  Distributions:  Generally,  any  distribution  from an annuity  not used in  conjunction  with a Qualified  Contract
(Qualified  Contracts are  discussed  below) is subject to a penalty  equal to 10% of the amount  includible  in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled within the meaning of Code section 72(m)(7);
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life  expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer's designated beneficiary;
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity contract when determining the taxation of distributions  before  annuitization.  We refer to these contracts as "related contracts."  In situations  involving  related  contracts we believe that the values under such  contracts and the investment in the contracts  will be added  together to determine the proper  taxation of a  distribution  from any one contract  described  under the section  "Distributions  before  Annuitization."  Generally,  distributions  will be  treated  as coming  first  from  income on the contract  until all of the  income on all such  related  contracts  is  withdrawn,  and then as a return  of the  investment  in the contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue Service would view related  contracts when one or more  contracts are immediate  annuities or are contracts that have been  annuitized.  The Internal  Revenue  Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are  particularly  cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  "substantially  equal  periodic  payments":  (also  known as  "72(t)" or  "72(q)"  distributions)  Any modification to a program of  distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such payments will result in the  requirement to pay the 10%  premature  distribution  penalty  that would have been due had the payments  been  treated as subject to the 10%  premature distribution  penalty in the years  received,  plus  interest.  This does not apply when the  modification  is by reason of death or disability.  American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the
10% penalty described above under "Penalty Tax on Distributions" for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract  were  contributed  or deemed to be  contributed more than one year  prior to the  annuity  starting  date  under the  immediate  annuity;  and (b) the  annuity  payments  under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased  through a tax-free exchange of a life insurance,  annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the  purchase  payments  made prior to August 14, 1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a distribution is equal to or less than the remaining  investment in the contract made prior to August 14,
1982,  such amounts are not included in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a  partial  exchange.  As of the  date of this  prospectus,  we will  treat a  partial  surrender  of this  type  involving  a non-qualified  annuity  contract as a "tax-free"  exchange  for future tax  reporting  purposes,  except to the extent that we, as a reporting and withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance companies may not recognize  these partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as subjecting the taxable  portion of the  distribution  to the 10% IRS early  distribution penalty.  We  strongly  urge you to  discuss  any  transaction  of this  type  with  your tax  advisor  before  proceeding  with the transaction.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. We will continue to report a partial  surrender of a life insurance policy as subject to current  taxation to the extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  on the remaining  life  insurance  policy,  particularly  as to the subsequent methods  to be used to test for  compliance  under  the Code for both the  definition  of life  insurance  and the  definition  of a modified endowment contract.

Special  Considerations  for  Purchasers of the Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not  report  them as such.  However,  the IRS could  take the  position  that  these  charges  should be  treated as partial withdrawals  subject to current  taxation to the extent of any gain and, if  applicable,  the 10% tax penalty.  We reserve the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of  tax-qualified  retirement  plans.  We have provided  summaries below of the  types of  tax-qualified  retirement  plans  with  which we may  issue an  Annuity.  These  summaries  provide  general information  about the tax rules and are not  intended to be  complete  discussions.  The tax rules  regarding  qualified  plans are complex.  These rules may include limitations on contributions and restrictions on distributions,  including  additional taxation of distributions  and  additional  penalties.  The  terms  and  conditions  of the  tax-qualified  retirement  plan  may  impose  other limitations  and  restrictions  that are in  addition  to the terms of the  Annuity.  The  application  of these  rules  depends  on individual  facts and  circumstances.  Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and  suitability of such an investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Economic Growth and Tax Relief  Reconciliation  Act (EGTRRA):  Certain states do not conform to the pension  provisions  included in
EGTRRA.  We  recommend  that you consult with your tax advisor to  determine  the status of your state's  statutes as they relate to
EGTRRA and your tax qualified retirement plan.

Corporate  Pension and  Profit-sharing  Plans:  Annuities may be used to fund  employee  benefits of various  corporate  pension and profit-sharing  plans established by corporate  employers under Section 401(a) of the Code including 401(k) plans.  Contributions to such plans are not taxable to the employee until  distributions  are made from the retirement plan. The Code imposes  limitations on the amount that may be  contributed  and the timing of  distributions.  The tax  treatment  of  distributions  is subject to special provisions of the Code, and also depends on the design of the specific  retirement plan.  There are also special  requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".  These plans are subject to most of the same types of limitations and  requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations  specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable to the employee  until  distributions  are made from the TSA.  The Code  imposes  limits on  contributions,  transfers  and  distributions.
Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt  employers  for their  employees  may invest in annuity  contracts.  The Code limits  contributions  and  distributions,  and imposes  eligibility  requirements as well.  Contributions  are not taxable to employees until  distributed from the plan.  However, plan assets  remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code allows  eligible  individuals  to maintain an  individual retirement  account  or  individual  retirement  annuity  ("IRA").  IRAs  are  subject  to  limitations  on the  amount  that may be contributed,  the  contributions  that may be deducted from taxable income,  the persons who may be eligible to establish an IRA and the time when  distributions  must commence.  Further,  an Annuity may be established  with "roll-over"  distributions  from certain tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs:  A form of IRA is also  available  called a "Roth  IRA".  Contributions  to a Roth IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional  IRA was made and the  distribution is made
(a) once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth  IRAs  will  receive a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and  distributions.  It also  describes  the  conditions  under which  distributions  from IRAs and qualified  plans  may be  rolled  over or  transferred  into an IRA or  another  qualified  plan,  on a  tax-deferred  basis and the conditions  under which  distributions  from  traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may  establish  Simplified  Employee  Pensions or SEP IRAs.  Employer
contributions  that may be made to employee SEP IRAs are larger than the amounts that may be  contributed  to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under  Section 72 of the Code.  Under these rules,  a portion of each distribution  may be excludable  from income.  The  excludable  amount is the proportion of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7)
     of the Code);
|X|      is part of a series  of  substantially  equal  periodic  payments  to be paid not less  frequently  than  annually  for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*;
|X|      is made pursuant to an IRS levy;
|X|      is made to pay qualified acquisition costs for a first time home purchase (IRA only);
|X|      is made to pay qualified higher education expenses (IRA only); and
|X|      is not more than the cost of your medical insurance (IRA only).

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.  The  retirement option is not available to IRAs.

The IRS has released Treasury  regulations  containing new Minimum  Distribution rules. For Minimum  Distributions  required in 2003 and later,  individuals  are  required  to use the rules  under the 2002 Final  Regulations.  The 2002 Final  Regulations  contain a provision  which  could  increase  the  amount of minimum  distributions  required  for  certain  individuals.  Under the 2002 Final
Regulations,  individuals  are required to include in their annuity  contract  value the actuarial  value of any other benefits that will be provided  under the annuity.  We and other annuity  providers  are currently  seeking  clarification  of this new rule.  You should consult your tax adviser to determine the impact of this rule on your Minimum Distributions.

Under the new Minimum  Distribution  rules, a uniform life expectancy table will be utilized by all participants except those with a spouse who is more than ten (10)  years  younger  than the  participant.  In that case,  the new rules  permit  the  participant  to utilize the actual life  expectancies of the participant  and the spouse.  In most cases,  the beneficiary may be changed during the participant's  lifetime with no affect on the Minimum  Distributions.  At death,  the  designated  Beneficiary  may  generally  take
Minimum Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum  required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly  distributed.  Because of the many recent changes to the Minimum  Distribution  rules,  we strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations prescribe the  diversification  requirements  for variable  annuity  contracts.  We expect the underlying  mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may  promulgate  guidelines  under  which a variable  annuity  will not be treated as an annuity for tax  purposes  if persons  with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such guidelines may or may not address the number of investment  options or the number of transfers  between  investment  options offered under a variable annuity.
It is not known whether such guidelines,  if in fact promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered  pursuant to this  Prospectus.
We will take any action,  including  modifications to your Annuity or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject  to  automatic  20%
withholding for Federal income taxes. The following  distributions  are not eligible  rollover  distributions and not subject to 20%
withholding:
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of substantial  periodic  payments pursuant to Section 72(q) or 72(t) of the Code;
     and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments  and Pledges:  Any amount  received  directly or indirectly  as a loan from, or any  assignment or pledge of any portion of the value of, an annuity  before annuity  payments have begun is treated as a distribution  subject to taxation under the distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity and while such  assignment  or pledge  remains  in effect is  treated as  "income  on the  contract"  in the year in which it is  earned.  For annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment or pledge includible  in gross  income.  The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other than the spouse of the owner (or former  spouse  incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant  succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed  to prevent  indefinite  deferral  of tax.  Continuing  the benefit of tax  deferral by naming one or more contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable  law or  regulation  to you  through  our  Internet  Website  at  http://www.americanskandia.prudential.com  or any other electronic  means,  including  diskettes  or CD ROMs.  We send a  confirmation  statement  to you each  time a  transaction  is made affecting Account Value, such as making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly statements  detailing  the  activity  affecting  your  Annuity  during the  calendar  quarter.  We may confirm  regularly  scheduled transactions,  such  as the  Annual  Maintenance  Fee,  systematic  withdrawals  (including  72(t)  payments  and  required  minimum distributions),  bank drafting,  dollar cost averaging,  and static rebalancing,  in quarterly statements instead of confirming them immediately.  You should review the information in these statements  carefully.  You may request additional  reports. We reserve the right to charge up to $50 for each such additional report.

Any errors or  corrections  on  transactions  for your  Annuity  must be  reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify us within 30 days from the date you receive the quarterly  statement.  All transactions  confirmed  immediately or by quarterly statement are deemed conclusive after the applicable
30-day  period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements  for the
Separate Account and the Portfolios,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc.  ("ASI").  American Skandia markets its products to broker-dealers  and financial  planners through an internal field marketing staff. In addition,  American Skandia markets through and in conjunction  with financial  institutions  such as banks that are permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the  business  of issuing  annuity  and life  insurance  products.  American  Skandia  currently  offers the following  products:  (a) flexible premium deferred  annuities and single premium fixed deferred  annuities that are registered with the SEC; (b) certain other fixed  deferred  annuities that are not  registered  with the SEC; (c) both fixed and variable  immediate adjustable annuities; and (d) a single premium variable life insurance policy that is registered with the SEC.

Effective May 1, 2003,  Skandia U.S. Inc., the sole  shareholder of ASI, which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc.  Prudential  Financial is a New Jersey  insurance  holding  company whose  subsidiary  companies  serve individual and institutional  customers worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance  companies in the U.S. These  companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds,  annuities,  pension and  retirement  related  services and  administration,  asset  management, securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company  other than  American  Skandia has any legal  responsibility  to pay amounts  that it owes under its annuity and variable life  insurance  contracts.  However,  following the closing of the  acquisition,  Prudential  Financial  will exercise  significant influence over the operations and capital structure of American Skandia.

WHAT ARE SEPARATE ACCOUNTS?
The separate  accounts are where American  Skandia sets aside and invests the assets of some of our annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in a separate account  established under the laws of the State of Connecticut.  We are the legal owner of assets in the separate  accounts.  In the payout period,  assets supporting fixed annuity payments  and any  adjustable  annuity  payments we make  available  are held in our general  account.  Assets  supporting  variable annuity  payment  options  may be invested in our  separate  accounts.  Income,  gains and losses  from  assets  allocated  to these separate  accounts are credited to or charged against each such separate account without regard to other income,  gains or losses of
American Skandia or of any other of our separate  accounts.  These assets may only be charged with liabilities  which arise from the
Annuities  issued by American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in  Sub-accounts  of American  Skandia Life  Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B".
Separate  Account B was  established by us pursuant to Connecticut  law on November 25, 1987.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  The name of each  Sub-account  generally  corresponds  to the name of the  underlying  Portfolio.  Each  Sub-account  in
Separate Account B may have several  different Unit Prices to reflect the Insurance  Charge,  Distribution  Charge (when applicable)
and the charges for any optional  benefits that are offered  under this Annuity and other  annuities  issued by us through  Separate
Account B. Separate Account B is registered with the SEC under the Investment  Company Act of 1940  ("Investment  Company Act") as a
unit  investment  trust,  which is a type of investment  company.  The SEC does not  supervise  investment  policies,  management or practices of Separate Account B.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of Separate  Account B was consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1 Sub-accounts),  which was subsequently  renamed American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B has  multiple  Unit  Prices to reflect the daily  charge deducted for each combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge for each optional benefit offered under Annuity  contracts  funded through  Separate  Account B. The  consolidation of Separate Account B had no impact on Annuity Owners.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on  allocations to the  Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not  guarantee  the  investment  results of any  Sub-account.  Your Account Value allocated  to the  Sub-accounts  may increase or  decrease.  You bear the entire  investment  risk.  There is no assurance  that the
Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our obligations  based on Fixed  Allocations are held in American Skandia Life
Assurance  Corporation  Separate  Account D, also  referred to as  "Separate  Account D".  Such  obligations  are based on the fixed interest  rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We are not obligated to invest  according to specific  guidelines or strategies  except as may be required by Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the  Sub-accounts  invest.  However,  under SEC rules, you have voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an  underlying  mutual fund  portfolio requests a vote of  shareholders,  we will vote our shares based on  instructions  received from Owners with Account Value allocated to that  Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares  for which we have  received  instructions.  We will  furnish  those  Owners who have  Account  Value  allocated  to a
Sub-account  whose  underlying  mutual fund portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a  fundamental  investment  strategy,  adoption  of a new  investment  advisory  agreement,  or matters  relating  to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

Material Conflicts
It is possible that  differences  may occur between  companies  that offer shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable life insurance  products.  Differences may also occur surrounding the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable annuity contracts that we offer.  Under certain  circumstances,  these  differences could be considered  "material  conflicts," in which case we would take  necessary  action to protect  persons with voting rights under our variable  annuity  contracts  and variable  life  insurance policies  against  persons  with  voting  rights  under other  insurance  companies'  variable  insurance  products.  If a "material conflict" were to arise between owners of variable  annuity  contracts and variable life  insurance  policies  issued by us we would take  necessary  action to treat such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise due to differences  in voting  instructions  between  owners of variable  life  insurance  and  variable  annuity  contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable to American Skandia
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of  brokerage  commissions  in connection  with  purchases  and sales of securities  held by  portfolios of American  Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission  plus ongoing  annual  compensation  based on all or a portion of Account  Value.  We may also provide  compensation  for providing  ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may  advertise  certain  information  regarding  the  performance  of the  investment  options.  Details  on how we calculate  performance for the  Sub-accounts  are found in the Statement of Additional  Information.  This  information may help you review the performance of the investment  options and provide a basis for comparison with other  annuities.  This information may be less useful when  comparing  the  performance  of the  investment  options with other  savings or  investment  vehicles.  Such other investments  may not  provide  some of the  benefits  of  annuities,  or may not be  designed  for  long-term  investment  purposes.
Additionally  other savings or investment  vehicles may not be receive the  beneficial  tax treatment  given to annuities  under the
Code.

We may advertise the performance of the Portfolios in the form of "Standard" and  "Non-standard"  Total Returns  calculated for each
Sub-account.  "Standard Total Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account during the most recent,  one, five and ten year periods (or since the inception  date that the Portfolio has been offered as a Sub-account, if less).  "Standard  Total  Return"  figures  assume  that the  applicable  Insurance  Charge,  Distribution  Charge and the Annual
Maintenance  Fee are deducted and that the Annuity is surrendered at the end of the applicable  period,  meaning that any Contingent
Deferred  Sales  Charge  that would  apply upon  surrender  is also  deducted.  "Non-standard  Total  Return"  figures  include  any performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and charges.  In particular,  they may assume no surrender  at the end of the  applicable  period so that the CDSC does not apply.  "Non-standard  Total  Returns" may also assume that the Annual  Maintenance  Fee does not apply due to the average  Account Value being greater than $100,000,  where the charge is waived.  Standard and  Non-standard  Total Returns will not reflect the  additional  asset-based  charges that are deducted when you elect any optional  benefits.  The additional cost associated with any optional  benefits you elected will reduce your  performance.
Non-standard Total Returns must be accompanied by Standard Total Returns.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the  performance  of money  market-type  Sub-accounts  using a measure of the "current and  effective  yield".  The current yield of a money  market-type  Sub-account  is  calculated  based upon the previous  seven-day  period ending on the date of calculation.  The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a Sub-account.  The current and effective yields reflect the Insurance  Charge,  Distribution  Charge (if applicable)
and the charge for any optional  benefits (if applicable)  deducted  against the  Sub-account.  In a low interest rate  environment, yields for money  market-type  Sub-accounts,  after deduction of the Insurance Charge,  Distribution  Charge (if applicable) and the charge for any optional  benefits (if  applicable)  may be negative  even though the yield  (before  deducting  for such charges) is positive.  Current and effective yield  information  will fluctuate.  This  information may not provide a basis for comparisons with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with  investment  companies which do not serve as underlying mutual funds for variable  annuities and/or do not have additional  asset-based  charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the underlying  mutual funds or portfolios and upon prevailing  market conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such  underlying  mutual  fund or  portfolio.  In  addition,  the total  amount of  asset-based  charges  assessed  against  each
Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are crediting to new Fixed  Allocations.  Information  on  current  rates  will be as of the date  specified  in such  advertisement.  Rates  will be included in  advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed Allocation are as of the date of any such Fixed  Allocation's  Guarantee  Period begins,  the rate credited to a Fixed  Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating  our ability to meet our  obligations in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of
Separate Account B.

AVAILABLE INFORMATION
A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,   as  well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or  superseded  by a statement in this  Prospectus  or in a  later-filed  document,  such  statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2002  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated  by reference in this  Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling our  Customer  Service  Team at  1-800-680-8920,  or  Skandia's  Telephone  Automated  Response  System  (STARS) at
       1-800-766-4530.
|X|      writing to us via regular mail at American Skandia - Variable  Annuities,  Attention:  Stagecoach  Annuity,  P.O. Box 7040,
       Bridgeport,  Connecticut 06601-7040 OR for express mail American Skandia - Variable Annuities, Attention: Stagecoach Annuity,
       One Corporate Drive,  Shelton,  Connecticut  06484. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to service@prudential.com or visiting our Internet Website at www.americanskandia.prudential.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.prudential.com.

You   can   obtain   account    information    through   Skandia's    Telephone   Automated   Response   System   (STARS)   and   at
www.americanskandia.prudential.com,  our Internet Website.  Our Customer Service  representatives are also available during business hours to provide you with  information  about your  account.  You can request  certain  transactions  through  our  telephone  voice response system,  our Internet  Website or through a customer  service  representative.  You can provide  authorization  for a third party,  including  your  attorney-in-fact  acting  pursuant  to a power of attorney or an  investment  professional,  to access your account  information  and perform  certain  transactions  on your  account.  You will need to  complete a form  provided by us which identifies  those  transactions  that you wish to authorize via telephonic and electronic  means and whether you wish to authorize a third party to perform any such  transactions.  We require that you or your  representative  provide  proper  identification  before performing  transactions  over the  telephone or through our Internet  Website.  This may include a Personal  Identification  Number
(PIN) that will be  provided  to you upon  issue of your  Annuity  or you may  establish  or change  your PIN  through  STARS and at
www.americanskandia.prudential.com,  our Internet Website.  Any third party that you authorize to perform financial  transactions on your account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary course of business.  American  Skandia and its affiliates are involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings  will have a material adverse  affect on the  Separate  Account,  or American  Skandia's  ability to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B

                                     APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA (dollars in thousands)

The following table summarizes information with respect to the operations of the Company:

                                                       For the Year Ended December 31,
                                      2002            2001            2000           1999           1998
STATEMENTS OF INCOME DATA
Revenues:
Annuity and life insurance       $    370,004     $    388,696   $    424,578    $    289,989   $    186,211
   charges and fees (a) (b)
Fee income (b)                         97,650          111,196        130,610          83,243         50,839
Net investment income                  19,632           20,126         18,595          11,477         11,130
Net realized capital (losses)
   gains and other revenues (e)        (7,438)           2,698          4,195           3,688          1,360

Total revenues                   $    479,848     $    522,716   $    577,978    $    388,397   $    249,540

Benefits and Expenses:
Annuity and life insurance       $      3,391     $      1,955   $        751    $        612   $        558
benefits
Change in annuity and life
   insurance policy reserves            2,741          (39,898)        49,339            (671)         1,053
   (c)
Guaranteed minimum death
   benefit claims, net of              23,256           20,370          2,618           4,785              -
   hedge (b)
Return credited to contract             5,196            5,796          8,463          (1,639)        (8,930)
owners
Underwriting, acquisition and
   other insurance expenses           188,728          196,755        150,597         125,434         86,306
Amortization of deferred
   acquisition costs (b) (d)          510,059          224,047        184,616          83,861         86,628
Interest expense                       14,544           73,424         85,998          69,502         41,004

Total benefits and expenses      $    747,915     $    482,449   $    482,382    $    281,884   $    206,619

Income tax (benefit) expense     $   (102,810)    $      7,168   $     30,779    $     30,344   $      8,154

Net (loss) income                $   (165,257)    $     33,099   $     64,817    $     76,169   $     34,767

STATEMENTS OF FINANCIAL
CONDITION DATA
Total assets (b)                 $ 23,708,585     $ 28,009,782   $ 31,702,705    $ 30,881,579   $ 18,848,273

Future fees payable to parent    $    708,249     $    799,472   $    934,410    $    576,034   $    368,978

Surplus notes                    $    110,000     $    144,000   $    159,000    $    179,000   $    193,000

Shareholder's equity             $    683,061     $    577,668   $    496,911    $    359,434   $    250,417

a.       On annuity and life insurance sales of $3,472,044, $3,834,167, $8,216,167, $6,862,968, and $4,159,662, during the years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively, with contract owner assets under management of $21,894,636,
     $26,017,847, $29,751,822, $29,396,693, and $17,854,761, as of December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
b.       These items are significantly impacted by equity market volatility.
c.       For the year ended December 31, 2000, change in annuity and life insurance policy reserves reflected increases to those reserves for guaranteed minimum death benefit ("GMDB") exposure.  For the year ended December 31, 2001, the Company changed certain of its assumptions related to its GMDB exposure resulting in a benefit to operations.  See Results of Operations in
     Management's Discussion and Analysis of Financial Condition and Results of Operations ("MD&A") for a further discussion.
d.       During the year ended December 31, 2002, the Company recorded an acceleration of amortization of $206,000 against the deferred acquisition cost asset.  See the MD&A for a further discussion.
e.       Net realized capital (losses) gains and other revenues include $5,845 of net realized capital losses on sales of securities during 2002 and an other than temporary impairment charge of $3,769 recorded during 2002 on the Company's equity securities.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS (dollars in thousands)

Management's  Discussion  and Analysis of Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

 Results of Operations

Annuity and life insurance sales were  $3,472,044,  $3,834,167 and $8,216,167,  in 2002, 2001 and 2000,  respectively.  The decrease in sales in 2002 and 2001 was  primarily  the result of the general  decline in sales in the  industry,  attributed in large part to the continued  uncertainty in the equity markets. In addition,  the Company believes uncertainty  regarding its future ownership has adversely  impacted  sales,  primarily  in the latter  part of 2002.  The  Company  announced,  in the first  quarter  of 2002,  its intention to focus on the growth of its core variable annuity business.

Average assets under management totaled  $23,637,559 in 2002,  $26,792,877 in 2001 and $31,581,902 in 2000,  representing a decrease of 12% and 15% in 2002 and 2001,  respectively,  due primarily to weak equity  markets.  The decrease in annuity and life  insurance charges and fees and fee income before  surrender  charge income and  reinsurance  was  consistent  with the decline in assets under management.  Surrender  charge income  increased in 2002 as compared to 2001.  This was caused by higher lapses when compared to the applicable  prior year periods,  and was primarily  attributable,  the Company  believes,  to concerns by contract  holders,  rating agencies and the Company's  distribution  channels,  surrounding  the  uncertainty  in the equity markets and its impact on variable annuity  companies  generally and, prior to the  announcement of the Acquisition,  uncertainty  concerning the Company's future (See
Liquidity and Capital Resources for rating agency actions).

Net realized  capital losses in 2002 were primarily  from $9,593 of losses on sales and $3,769 of  other-than-temporary  impairments of mutual fund  investments  that are held in support of a deferred  compensation  program for certain of the  Company's  employees.
The deferred  compensation  program losses were offset by net gains of $3,746 during 2002 on sales of fixed maturities.  Included in those net gains on sales of fixed maturities for 2002, was a realized loss of approximately  $1,236 on the sale of a WorldCom,  Inc.
bond. The net capital gains in 2001 related  primarily to sales of fixed maturity  investments,  were partially  offset by losses on securities in the fixed  maturity  portfolio.  The most  significant  loss was $2,636 related to Enron  securities.  In addition net realized  capital  losses  of $3,534 in 2001  were  incurred  due to sales of mutual  fund  holdings  in  support  of the  Company's non-qualified deferred compensation program.

The change in annuity and life insurance policy reserves  includes  changes in reserves related to annuity  contracts with mortality risks.  During 2001, the Company's  Guaranteed Minimum Death Benefit ("GMDB") reserve decreased $43,984,  as the result of an update of certain  reserve  assumptions as to risks inherent in the benefit.  Previous  assumptions  had been based on statutory  valuation principles as an approximation  for U.S. GAAP. In addition,  future  mortality rates were lowered in 2001 to reflect  favorable past experience.  However,  offsetting  the  resulting  increase in earnings  and equity as a result of changes in the GMDB  liability in
2001,  assumptions  related to GMDB claim  costs were also  updated in the  calculation  of the  deferred  acquisition  cost  asset, resulting in additional amortization of this asset.

The Company uses  derivative  instruments,  which  consist of equity  option  contracts for risk  management  purposes,  and not for trading or  speculation.  The Company hedges the economic GMDB exposure  associated  with equity market  fluctuations.  GMDB claims, net of hedge,  consist of GMDB claims offset by the mark to market and realized  capital  gain/loss  results of the Company's option contracts.  During 2002 and 2001,  the  fluctuations  in GMDB  claims,  net of hedge,  were  driven by an increase in hedge  related benefits of $19,776 and  $14,646,  respectively.  Hedge  related  benefits  were  partially  offset by  increases  in GMDB claims of
$22,662 and $32,398 during 2002 and 2001, respectively.

Return credited to contract owners consists  primarily of net investment  results from the Company's  fixed,  market value adjusted, separate account  investment  option and changes in the Company's  experience rated  reinsurance  receivables.  The decrease in 2002 was primarily due to increased net investment  results on the Company's fixed,  market value adjusted,  separate account  investment option.  As the equity markets decline,  movement from variable  investment  options to fixed investment  options,  primarily due to one of the  Company's  product  features,  has  increased  the assets  invested in the fixed  separate  account  investment  option.
Included in 2002 net investment results is $9,849 of realized and unrealized losses on certain  securities,  of which $5,427 related to  WorldCom,  Inc.  bonds.  The  increase  in net  investment  results  was  partially  offset by a decrease  in  experience  rated reinsurance  receivables  in 2002 due to unfavorable  experience on certain blocks of variable  annuity  business.  In 2001,  return credited to contract  owners  decreased  primarily  due to favorable  experience  on certain  blocks of variable  annuity  contracts increasing the experience rated reinsurance  receivable.  Partially  offsetting the 2001 decrease is net investment losses of $1,662 related to Enron securities.

Underwriting, acquisition and other insurance expenses for 2002, 2001 and 2000 were as follows:

                                                        2002              2001               2000
Commissions and purchase credits                         $   287,612       $   248,187         $   430,743
General operating expenses                                   145,438           157,704             214,957
Acquisition costs deferred                                  (244,322)         (209,136)           (495,103)
Underwriting,   acquisition   and   other   insurance
     expenses                                            $   188,728       $   196,755         $   150,597

New products  launched,  as well as a larger  proportion of sales of products with higher  commissions as compared to 2001 led to an increase in  commissions  and purchase  credits  during  2002.  Lower sales and asset  levels led to a decrease in  commissions  and purchase credits during 2001.  Partially  offsetting this decline in 2001, the company launched a commission  promotion program that increased  commissions  as a percentage of new sales.  Commission  promotions in 2002 were  approximately  equivalent as compared to
2001.

General  operating  expenses  decreased  during  2002 and 2001 as a result of lower  sales-based  compensation,  as well as  expense reduction  programs  implemented during 2001 and continued strong expense  management in 2002.  Variable  compensation and long-term incentive plan expenses have decreased due to the slowdown in sales and the decline in the equity markets.

Amortization  of deferred  acquisition  costs  increased over the past two years, in general,  due to the further  depressed  equity markets in 2002 and 2001,  thereby  decreasing  expectations  of future gross profits and actual gross profits from asset based fees and  increased  expected and actual claim costs  associated  with minimum death benefit  guarantees.  During 2002,  the Company also performed a  recoverability  study and an analysis of its  short-term  assumptions  of future  gross  profits and  determined  those assumptions  of future  profits  to be  excessive.  This  analysis  resulted  in a current  year  acceleration  of  amortization  of
$206,000.  During 2002 and 2001,  the Company  also updated its future  estimated  gross  profits with respect to certain  mortality assumptions  reflecting  actual  experience and the decline in the equity markets  resulting in additional  increased  amortization.
See Note 2 of Notes to Consolidated Financial Statements for a further discussion on amortization of deferred acquisition costs.

Interest  expense  decreased during 2002 primarily due to lower interest expense related to the future fees payable to ASI liability
(See Note 8). Interest  expense on these  obligations is driven by the cash flows from the underlying  annuity  contracts  acting as collateral.  Due to the depressed  asset values of those annuity  contracts  driven by the decline in the equity  markets,  the cash flows, and therefore the interest  expense,  decreased from prior year levels.  Interest expense  decreased in 2001 as a result of a reduction in borrowing.

The Company's  income tax  (benefit)  expense  varies  directly with  increases or decreases in (loss) income from  operations.  The effective income tax rate varied from the corporate rate of 35% due primarily to the deduction for dividends received.

Total assets and  liabilities  decreased  $4,301,197 and  $4,406,590,  respectively,  from December 31, 2001.  This change  resulted primarily from the declining equity markets.

 Significant Accounting Policies

 Deferred Acquisition Costs

The costs of acquiring  new business,  which vary with and are primarily  related to new business  generated,  are deferred,  net of reinsurance.  These costs include  commissions,  purchase  credits,  costs of contract  issuance,  and certain selling expenses that vary with production.

The Company uses the  retrospective  deposit  method for  amortizing  deferred  acquisition  costs.  This method results in deferred acquisition  costs being  amortized in proportion to expected gross profits from surrender  charges and policy and asset based fees, net of  operating  and claim  costs.  The  deferred  acquisition  cost asset is  adjusted  retrospectively  and  prospectively  when estimates  of current and future  gross  profits to be realized  from a group of  products  are  revised.  Critical  assumptions  in estimating  gross profits  include those for  surrenders,  long-term fund growth rate,  expenses and death  benefits.  The long-term fund growth rate, in large part,  determines  the estimated  future asset levels on which the most  significant  revenues are based.
The Company's  long-term fund growth rate assumption is 8% (net of charges assessed  against the underlying  mutual fund, but before charges assessed at the separate  account and contract  level).  When current period actual asset growth is greater or less than the
Company's  long-term  expectation,  the Company adjusts the short-term asset growth rate to a level that will allow the Company,  in the short-term,  to resume the long-term asset growth rate  expectation.  The short-term asset growth rate is subject to constraints surrounding  actual market  conditions.  If the Company's  long-term fund growth rate assumption was 7% instead of 8%, the Company's deferred acquisition cost asset at December 31, 2002 would be reduced by $26,273.

 Future Fees Payable to ASI

In a series of  transactions  with ASI,  the Company  transferred  certain  rights to receive a portion of future fees and  contract charges expected to be realized on designated blocks of deferred annuity contracts.

The proceeds  from the  transfers  have been recorded as a liability and are being  amortized  over the remaining  surrender  charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

In connection with these  transactions,  ASI, through special purpose trusts,  issued  collateralized  notes in private  placements, which are secured by the rights to receive future fees and charges purchased from the Company.

Under the terms of the securitization  purchase  agreements,  the rights  transferred  provide for ASI to receive a percentage (60%,
80% or 100% depending on the underlying  commission  option) of future  mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected to be realized  over the  remaining  surrender  charge  period of the  designated  contracts
(generally  6 to 8 years).  The  liability  for future fees payable to ASI at the balance  sheet date is based on the  consideration received less principal  repayments  according to amortization  schedules that were developed at the inception of the  transactions.
If actual  mortality  and expense  charges and  contingent  deferred  sales  charges are less than those  projected  in the original amortization  schedules,  calculated on a transaction  by transaction  basis,  ASI has no recourse  against the Company.  As account values  associated  with the  designated  contracts  have  declined,  consistent  with the  overall  decline in the equity  markets, historical  mortality  and  expense  charges  have been lower than  expected  on certain  transactions  and it is likely that future mortality and expense  charges,  on those same  transactions,  will be lower than originally  projected.  As a result,  the ultimate cash flows  associated  with these  transactions  that will  transfer  to ASI may be lower than the current  carrying  amount of the liability.

The Company has determined,  using  assumptions for lapses,  mortality,  free  withdrawals and a long-term fund growth rate of 8% on the Company's assets under management, that the present value of future payments to ASI would be $429,773.

 Deferred Taxes

The Company  evaluates the necessity of recording a valuation  allowance against its deferred tax asset in accordance with Statement of Financial  Accounting  Standards No. 109,  Income Taxes ("SFAS 109"). In performing this  evaluation,  the Company  considers all available  evidence  in making  the  determination  as to  whether  it is more  likely  than not that  deferred  tax  assets are not realizable.  For the Company,  that evidence  includes:  cumulative  U.S. GAAP pre-tax  income in recent years past,  whether or not operating  losses have expired  unused in the past,  the length of  remaining  carryback or  carryforward  periods,  and net taxable income or loss  expectations  in early future years.  The net taxable  income or loss  projections  are based on profit  assumptions consistent with those used to amortize deferred acquisition costs (see above discussion on deferred acquisition costs).

As of December 31, 2002, the Company has  approximately  $361,000  gross  deferred tax assets  related  principally to net operating loss  carryforwards  that  expire  in 2016 and 2017 and  insurance  reserve  differences.  After  considering  the  impact  of gross reversing  temporary  liabilities of $323,000,  the Company  estimates that the Company will generate  sufficient  taxable income to fully utilize gross deferred tax assets within 2 years (prior to the expiration of the net operating losses).

 Liquidity and Capital Resources

The Company's liquidity requirements have generally been met by cash from insurance operations,  investment  activities,  borrowings from ASI, reinsurance, capital contributions and securitization transactions with ASI (see Note 8).

The  Company's  cash from  insurance  operations  is primarily  comprised of fees  generated  off of assets under  management,  less commission  expense on sales,  sales and marketing  expenses and other operating  expenses.  Fund  performance  driven by the equity markets  directly impact assets under management and therefore,  the fees the Company can generate off of those assets.  During 2002 and 2001, assets under management  declined  consistent with the equity market declines resulting in reductions in fee revenues.  In addition,  the  equity  markets  impact  sales  of  variable  annuities.  As sales  have  declined  in a  declining  equity  market, non-promotional  commission  expense  declined,  however,  in order to boost sales  levels,  the Company has offered  various  sales promotions increasing the use of cash for commission expense.

In order to fund the cash strain  generated from  acquisition  costs on current sales, the Company has relied on cash generated from its direct insurance  operations as well as reinsurance and securitization  transactions.  The Company has used modified coinsurance reinsurance  arrangements  whereby the  reinsurer  shares in the  experience  of a specified  book of  business.  These  reinsurance transactions  result in the Company  receiving  from the reinsurer an upfront  ceding  commission  on the book of business  ceded in exchange for the reinsurer  receiving , the future fees  generated from that book of business.  These  reinsurance  agreements  also mitigate the recoverability  risk associated with the payment of up-front  commissions and other acquisition costs.  Similarly,  the
Company has entered into securitization  transactions  whereby the Company issues to ASI, in exchange for cash, the right to receive future fees  generated  off of a specific  book of  business.  On April 12,  2002,  the Company  entered  into a new  securitization transaction  with ASI. This  transaction  covers  designated  blocks of business  issued from November 1, 2000 through  December 31,
2001.  The  estimated  present  value of the  transaction  at April 12,  2002,  using a discount  rate of 6.00%,  was  approximately
$101,713.

As of December 31, 2002, 2001 and 2000, the Company had short-term  borrowings of $10,000,  $10,000 and $10,000,  respectively,  and had  long-term  surplus notes  liabilities  of $110,000,  $144,000 and $159,000,  respectively.  During 2002,  the Company  borrowed
$263,091 and paid back $263,091  related to short-term  borrowing.  During 2002 and 2001, the Company  received  permission from the
State of Connecticut  Insurance Department to pay down surplus notes in the amount of $34,000 and $15,000,  respectively.  See Notes
14 and 15 of Notes  to  Consolidated  Financial  Statements  for  more  information  on  surplus  notes  and  short-term  borrowing, respectively.

As of December 31, 2002, 2001 and 2000,  shareholder's  equity totaled $683,061,  $577,668 and $496,911,  respectively.  The Company received capital  contributions  of $259,720 and $48,000 from ASI during 2002 and 2001,  respectively.  Of this,  $4,520 and $2,500, respectively,  was used to support its  investment in Skandia  Vida.  Net (loss)  income of  ($165,257)  and $33,099,  for the years ended December 31, 2002 and 2001, respectively, contributed to the respective changes in shareholder's equity in 2002 and 2001.

The National Association of Insurance  Commissioners  ("NAIC") requires insurance companies to report information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These requirements are intended to allow insurance  regulators to identify companies that may need regulatory  attention.  The RBC model law requires that insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks.  The formula  includes  components for asset risk,  insurance risk,  interest rate risk and business risk.  The Company has complied with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

During 2002,  all of the major rating  agencies  reviewed the U.S. life  insurance  sector,  including  the Company.  Based on these reviews the rating  agencies  have  evolving  concerns  surrounding  the risk  profile of variable  annuity  companies  due to their significant  exposure  to equity  market  performance.  This  exposure  has  resulted,  and may  continue  to  result,  in  earnings volatility.  Based on the reviews made during 2002, the following ratings actions took place:

On May 8,  2002,  Fitch  Ratings  downgraded  the  Company's  "insurer  financial  strength"  rating to A+ from AA- with a  "stable"
outlook.

On September 19, 2002,  Fitch Ratings lowered the Company's  "insurer  financial  strength"  rating to A- from A+ with an "evolving"
outlook.

On September 27, 2002, A.M. Best Co. lowered the Company's "financial strength" rating to A- from A with negative implications.

On October 16, 2002,  Standard and Poor's lowered the Company's  "counter party credit" and "financial  strength" ratings to A- from
A+ with a negative outlook and removed the Company from Credit Watch.

Subsequent  to the  announcement  of the  Acquisition,  Standard  and  Poor's  placed  the  Company  on  CreditWatch  with  positive implications.

 Effects of Inflation

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook

The Company believes that it is well positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning  concerns and supplemental  retirement  needs. The Company has renewed its focus on its core variable annuity  business,  offering  innovative long-term  savings and income products,  strengthening its wholesaling  efforts and providing  consistently good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits  affiliation among banks,  securities firms and insurance  companies.  This legislative change has created  opportunities for continued  consolidation in the financial services industry and increased competition as large companies offer a wide array of financial products and services.

Various  other  legislative  initiatives  could impact the Company such as pension  reform and capital gains and estate tax changes.
These  include the  proposed  exclusion  from tax for  corporate  dividends,  potential  changes to the  deductibility  of dividends received from the Company's  separate accounts and newly proposed  tax-advantaged  savings programs.  Additional  pension reform may change current tax deferral rules and allow increased  contributions to retirement  plans,  which may lead to higher  investments in tax-deferred  products and create  growth  opportunities  for the Company.  A capital  gains tax  reduction  may cause  tax-deferred products to be less attractive to consumers, which could adversely impact the Company.

In addition,  NAIC  statutory  reserving  guidelines  and/or  interpretations  of those  guidelines  may change in the future.  Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

 Forward Looking Information

The Private Securities  Litigation Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for forward-looking  statements,  so long as those statements are identified as forward-looking,  and the statements are accompanied by meaningful  cautionary statements that identify  important  factors that could cause actual results to differ  materially  from those  discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and Analysis of Financial  Condition  and Results of Operations is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These  forward-looking  statements  rely on a number  of  assumptions  concerning  future  events,  and are  subject  to a number of significant  uncertainties  and results may differ  materially  from these  statements.  You should not put undue  reliance on these forward-looking  statements.  We disclaim any intention or obligation to update or revise forward-looking  statements,  whether as a result of new information, future events or otherwise.

 QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest rates and equity prices.  The following  discussion  focuses on specific  exposures the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks, and includes  "forward-looking  statements" that involve risk and uncertainties.  The discussion is limited to financial instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

 Interest Rate Risk

Fluctuations  in interest rates can  potentially  impact the Company's  profitability  and cash flows.  At December 31, 2002, 91% of assets held under  management  by the Company are in  non-guaranteed  Separate  Accounts for which the  Company's  interest rate and equity  market  exposure is not  significant,  as the contract  owner  assumes  substantially  all of the  investment  risk.  Of the remaining  9% of  assets,  the  interest  rate risk from  contracts  that  carry  interest  rate  exposure  is  managed  through  an asset/liability matching program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2002, the Company held fixed maturity  investments in its general  account that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate  annuities,  fixed supplementary  contracts,  the fixed investment option offered in its variable life insurance  contracts,  and in support of the Company's target solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these investments.  All investments are investment grade corporate securities, government agency or U.S. government securities.

The Company's  deferred  annuity  products  offer a fixed  investment  option which  subjects the Company to interest rate risk. The fixed option  guarantees a fixed rate of interest for a period of time  selected by the contract  owner.  Guarantee  period  options available range from one to ten years.  Withdrawal of funds,  or transfer of funds to variable  investment  options,  before the end of the guarantee  period subjects the contract owner to a market value  adjustment  ("MVA").  In the event of rising interest rates, which make the fixed  maturity  securities  underlying  the  guarantee  less  valuable,  the MVA could be negative.  In the event of declining  interest  rates,  which make the fixed maturity  securities  underlying  the guarantee  more  valuable,  the MVA could be positive.  The resulting  increase or decrease in the value of the fixed option,  from calculation of the MVA, should  substantially offset the increase or decrease in the market  value of the  securities  underlying  the  guarantee.  The Company  maintains  strict asset/liability  matching  to  enable  this  offset.  However,  the  Company  still  takes on the  default  risk for the  underlying securities,  the interest rate risk of  reinvestment  of interest  payments and the risk of failing to maintain the  asset/liability matching program with respect to duration and convexity.

Liabilities held in the Company's  guaranteed separate account as of December 31, 2002 totaled $1,828,048.  Assets,  primarily fixed income  investments,  supporting those liabilities had a fair value of $1,828,048.  The Company performed a sensitivity  analysis on these  interest-sensitive  liabilities and assets at December 31, 2002. The analysis showed that an immediate  decrease of 100 basis points in interest rates would result in a net increase in liabilities and the  corresponding  assets of  approximately  $69,150 and
$68,500,  respectively.  An analysis of a 100 basis point decline in interest  rates at December 31, 2001,  showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800 and $39,900, respectively.

 Equity Market Exposure

The primary  equity market risk to the Company comes from the nature of the variable  annuity and variable life products sold by the
Company.  Various  fees and  charges  earned  are  substantially  derived  as a  percentage  of the  market  value of  assets  under management.  In a market decline,  this income will be reduced.  This could be further  compounded by customer  withdrawals,  net of applicable  surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed  above. A 10% decline in the market value of the assets under  management at December 31, 2002,  sustained  throughout  2003, would result in an approximate drop in related mortality and expense charges and annual fee income of $36,350.

Another  equity  market risk  exposure of the Company  relates to guaranteed  minimum  death  benefit  payments.  Declines in equity markets and,  correspondingly,  the  performance of the funds  underlying the Company's  products,  increase  exposure to guaranteed minimum death benefit  payments.  As discussed in Note 2D of the  consolidated  financial  statements,  the Company uses  derivative instruments to hedge against the risk of  significant  decreases in equity  markets.  Prior to the  implementation  of this program, the Company used reinsurance to mitigate this risk.

The Company has a portfolio of equity investments  consisting of mutual funds, which are held in support of a deferred  compensation program.  In the event of a decline in market values of underlying  securities,  the value of the portfolio  would decline;  however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

Estimates of interest rate risk and equity price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the  uncertainty  of future  interest rate  movements,  volatility  in the equity  markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                   Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is an indirect  wholly-owned  subsidiary of Skandia  Insurance Company Ltd.) as of December 31, 2002 and 2001, and the related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2002. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2002 and 2001,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2002, in conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, in 2002 the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other
Intangible Assets.

As discussed in Note 2, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133,
Accounting for Derivative Instruments and Hedging Activities.

/s/ Ernst & Young LLP

Hartford, Connecticut
February 3, 2003

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                 (in thousands, except share data)

                                                                           As of December 31,
                                                                          2002            2001
ASSETS
Investments:
   Fixed maturities - at fair value (amortized cost of $379,422
     and $356,882, respectively)                                     $       398,601 $       362,831
   Equity securities - at fair value (amortized cost of $52,017
     and $49,886, respectively)                                               51,769          45,083
   Derivative instruments - at fair value                                     10,370           5,525
   Policy loans                                                                7,559           6,559

     Total investments                                                       468,299         419,998

Cash and cash equivalents                                                     51,339               -
Accrued investment income                                                      4,196           4,737
Deferred acquisition costs                                                 1,117,544       1,383,281
Reinsurance receivable                                                         5,447           7,733
Receivable from affiliates                                                     3,961           3,283
Income tax receivable                                                              -          30,537
Deferred income taxes                                                         38,206               -
Fixed assets, at depreciated cost (accumulated depreciation of
$7,555 and $4,266, respectively)                                              12,132          17,752
Other assets                                                                 101,848         103,912
Separate account assets                                                   21,905,613      26,038,549

     Total assets                                                    $    23,708,585 $    28,009,782

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Reserves for future policy and contract benefits                     $       149,349 $        91,126
Accounts payable and accrued expenses                                        133,543         192,952
Income tax payable                                                             6,547               -
Deferred income taxes                                                              -          54,980
Payable to affiliates                                                          2,223         101,035
Future fees payable to American Skandia, Inc. ("ASI")                        708,249         799,472
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                110,000         144,000
Separate account liabilities                                              21,905,613      26,038,549

     Total liabilities                                                    23,025,524      27,432,114

Commitments and contingent liabilities (Note 18)

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   595,049         335,329
Retained earnings                                                             73,821         239,078
Accumulated other comprehensive income                                        11,691             761

     Total shareholder's equity                                              683,061         577,668

     Total liabilities and shareholder's equity                      $    23,708,585 $    28,009,782

                                          See notes to consolidated financial statements.
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                           (in thousands)

                                                                       For the Years Ended December 31,
                                                                      2002          2001           2000

REVENUES

Annuity and life insurance charges and fees                       $    370,004  $    388,696  $    424,578
Fee income                                                              97,650       111,196       130,610
Net investment income                                                   19,632        20,126        18,595
Net realized capital (losses) gains                                     (9,614)          928          (688)
Other                                                                    2,176         1,770         4,883

   Total revenues                                                      479,848       522,716       577,978

EXPENSES

Benefits:
   Annuity and life insurance benefits                                   3,391         1,955           751
   Change in annuity and life insurance policy reserves                  2,741       (39,898)       49,339
   Guaranteed minimum death benefit claims, net of hedge                23,256        20,370         2,618
   Return credited to contract owners                                    5,196         5,796         8,463

     Total benefits                                                     34,584       (11,777)       61,171

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          188,728       196,755       150,597
   Amortization of deferred acquisition costs                          510,059       224,047       184,616
   Interest expense                                                     14,544        73,424        85,998

                                                                       713,331       494,226       421,211

   Total benefits and expenses                                         747,915       482,449       482,382

     (Loss) income from operations before income tax
(benefit) expense                                                     (268,067)       40,267        95,596

       Income tax (benefit) expense                                   (102,810)        7,168        30,779

         Net (loss) income                                        $   (165,257) $     33,099  $     64,817

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                           (in thousands)

                                                                                    Accumulated Other
                                                                                  Comprehensive Income
                                                                               ----------------------------
                                                                               -------------- -------------
                                                      Additional                  Foreign      Unrealized
                                          Common        Paid in    Retained      Currency        Gains
                                            Stock       Capital     Earnings    Translation     (Losses)       Total
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
 As of December 31, 1999                      $2,500     $215,879    $141,162        $148          ($255)      $359,434
Net income                                                             64,817                                    64,817
Other comprehensive income:
   Unrealized capital gains                                                                          843            843
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                      433            433
   Foreign currency translation                                                       (66)                          (66)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                        1,210
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             66,027
Capital contributions                                      71,450                                                71,450
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2000                        2,500      287,329     205,979          82          1,021        496,911
Net income                                                             33,099                                    33,099
Other comprehensive loss:
   Unrealized capital losses                                                                        (261)          (261)
   Reclassification adjustment for
realized gains included in net
realized capital (losses) gains                                                                      (14)           (14)
   Foreign currency translation                                                       (67)                          (67)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive loss                                                                                           (342)
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             32,757
Capital contributions                                      48,000                                                48,000
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2001                        2,500      335,329     239,078          15            746        577,668
Net loss                                                             (165,257)                                 (165,257)
Other comprehensive income:
   Unrealized capital gains                                                                       10,434         10,434
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                    1,126          1,126
   Foreign currency translation                                                      (630)                         (630)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                       10,930
                                                                                                            ------------
                                                                                                            ------------
Comprehensive loss                                                                                             (154,327)
Capital contributions                                     259,720                                               259,720
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2002                       $2,500     $595,049     $73,821       $(615)       $12,306       $683,061

Unrealized  capital  gains  (losses)  is shown net of tax  expense  (benefit)  of $5,618,  ($140) and $454 for 2002,  2001 and 2000,
respectively.  Reclassification  adjustment for realized  losses (gains)  included in net realized  capital  (losses) gains is shown net of tax expense  (benefit) of $606, ($8) and $233 for 2002, 2001 and 2000,  respectively.  Foreign currency  translation is shown net of tax benefit of $339, $36 and $36 for 2002, 2001 and 2000, respectively.

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                           (in thousands)

                                                                         For the Years Ended December 31,
                                                                           2002        2001        2000
Cash flow from operating activities:
   Net (loss) income                                                    $ (165,257) $   33,099  $   64,817
   Adjustments to reconcile net (loss) income to net
     cash (used in) provided by operating activities:
     Amortization and depreciation                                          21,649      13,374       5,758
     Deferral of acquisition costs                                        (244,322)   (209,136)   (495,103)
     Amortization of deferred acquisition costs                            510,059     224,047     184,616
     Deferred tax (benefit) expense                                        (99,071)     46,215      60,023
     Change in unrealized (gains) losses on derivatives                     (5,149)      2,902      (2,936)
     Increase (decrease) in policy reserves                                  3,293     (38,742)     50,892
     (Decrease) increase in net receivable/payable to affiliates           (99,490)    103,496     (72,063)
     Change in net income tax receivable/payable                            37,084       4,083     (58,888)
     Increase in other assets                                               (9,546)    (12,105)    (65,119)
     Decrease (increase) in accrued investment income                          541         472      (1,155)
     Decrease (increase) in reinsurance receivable                           2,286      (1,849)        420
     (Decrease) increase in accounts payable and accrued
expenses                                                                   (59,409)     55,912     (21,550)
     Net realized capital (gains) losses on derivatives                    (26,654)    (14,929)      5,554
     Net realized capital losses (gains) on investments                      9,616        (928)        688
       Net cash (used in) provided by operating activities                (124,370)    205,911    (344,046)

Cash flow from investing activities:
     Purchase of fixed maturity investments                               (388,053)   (462,820)   (380,737)
     Proceeds from sale and maturity of fixed
       maturity investments                                                367,263     390,816     303,736
     Purchase of derivatives                                               (61,998)   (103,533)    (14,781)
     Proceeds from exercise or sale of derivative instruments               88,956     113,051       5,936
     Purchase of shares in equity securities and dividend
reinvestments                                                              (49,713)    (55,430)    (18,136)
     Proceeds from sale of shares in equity securities                      34,220      25,228       8,345
     Purchase of fixed assets                                               (2,423)    (10,773)     (7,348)
     Increase in policy loans                                               (1,000)     (2,813)     (2,476)
       Net cash used in investing activities                               (12,748)   (106,274)   (105,461)

Cash flow from financing activities:
     Capital contribution                                                  259,720      48,000      71,450
     Pay down of surplus notes                                             (34,000)    (15,000)    (20,000)
     (Decrease) increase in future fees payable to ASI, net                (91,223)   (137,355)    358,376
     Deposits to contract owner accounts                                   808,209      59,681     172,441
     Withdrawals from contract owner accounts                             (164,964)   (130,476)   (102,603)
     Change in contract owner accounts, net of investment earnings        (588,315)     62,875     (55,468)
       Net cash provided by (used in) financing activities                 189,427    (112,275)    424,196

       Net increase (decrease) in cash and cash equivalents                 52,309     (12,638)    (25,311)
       Change in foreign currency translation                                 (970)       (103)       (101)
       Cash and cash equivalents at beginning of period                          -      12,741      38,153
       Cash and cash equivalents at end of period                       $   51,339  $        -  $   12,741
     Income taxes (received) paid                                       $  (40,823) $  (43,130) $   29,644
     Interest paid                                                      $   23,967  $   56,831  $  114,394
                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2002
                                                       (dollars in thousands)

1.       ORGANIZATION AND OPERATION

         American  Skandia  Life  Assurance  Corporation  ("ASLAC"  or the  "Company"),  with  its  principal  offices  in  Shelton,
         Connecticut,  is a wholly-owned  subsidiary of American  Skandia,  Inc.  ("ASI").  On December 19, 2002,  Skandia Insurance
         Company Ltd. (publ)  ("SICL"),  an insurance  company  organized under the laws of the Kingdom of Sweden,  and the ultimate parent company of the Company,  entered into a definitive purchase agreement with Prudential Financial,  Inc., a New Jersey corporation ("Prudential  Financial"),  whereby Prudential Financial will acquire the Company and certain of its affiliates
         (the  "Acquisition").  Consummation  of the  transaction is subject to various  closing  conditions,  including  regulatory approvals  and  approval of certain  matters by the board of directors  and  shareholders  of the mutual  funds  advised by
         American Skandia  Investment  Services,  Inc.  ("ASISI"),  a subsidiary of ASI. The transaction is expected to close during the second quarter of 2003.

         The  Company  develops  long-term  savings  and  retirement   products,   which  are  distributed  through  its  affiliated
         broker/dealer  company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues term and variable universal life insurance and variable  deferred and immediate  annuities for individuals and groups in the United States of
         America and its territories.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $5,023 and $4,179 as of December 31, 2002, and 2001,
         respectively.  Skandia Vida has generated  net losses of $2,706,  $2,619 and $2,540 in 2002,  2001 and 2000,  respectively.
         As part of the  Acquisition,  it is expected  that the Company  will sell its  ownership  interest in Skandia Vida to SICL.
         The Company has filed for required  regulatory  approvals from the State of  Connecticut  and Mexico related to the sale of
         Skandia Vida.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United States ("U.S.  GAAP").  Skandia Vida has been  consolidated  in these  financial statements.  Intercompany  transactions  and balances between the Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

         B.       New Accounting Standard

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative instruments held by the Company consist of equity put option contracts utilized to

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  manage  the  economic  risks  associated  with  guaranteed  minimum  death  benefits  ("GMDB").  These  derivative instruments are carried at fair value.  Realized and unrealized  gains and losses are reported in the Consolidated
                  Statements  of Income,  together  with GMDB claims  expense,  as a component of  Guaranteed  Minimum Death Benefit
                  Claims,  Net of Hedge.  The  adoption of SFAS No. 133 did not have a material  effect on the  Company's  financial statements.

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for  Goodwill and  Intangible  Assets"  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company applied the new rules on the accounting for goodwill and other intangible  assets in the first quarter of 2002.  The adoption of SFAS 142 did not have a significant impact on the Company's financial statements.

C.       Investments

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its equity securities held in support of a deferred  compensation plan (see Note 12) as available-for-sale.  Such  investments  are  carried  at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized capital gains and losses on disposal of investments are determined by the specific identification method.

                  Other than temporary  impairment  charges are  determined  based on an analysis that is performed on a security by security basis and includes quantitative and qualitative factors.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

D.       Derivative Instruments

                  The Company  uses  derivative  instruments,  which  consist of equity put option  contracts,  for risk  management purposes,  and not for trading or  speculation.  The Company  hedges the economic  GMDB exposure  associated  with equity  market  fluctuations.  As the equity  markets  decline,  the  Company's  exposure  to future  GMDB  claims increases.  Conversely,  as the equity markets  increase the Company's  exposure to future GMDB claims  decreases.
                  The claims exposure is reduced by the market value effect of the option contracts purchased.

                  Based on criteria  described in SFAS 133, the  Company's  fair value hedges do not qualify as  "effective"  hedges and, therefore, hedge accounting may not be applied.  Accordingly,  the derivative investments are carried at fair value with changes in unrealized  gains and losses being recorded in income as those changes occur.  As such, both realized and  unrealized  gains and losses are reported in the  Consolidated  Statements of Income,  together with
                  GMDB claims expense, as a component of Guaranteed Minimum Death Benefit Claims, Net of Hedge.

                  As of December 31, 2002 and 2001,  the  accumulated  difference  between  cost and market  value on the  Company's derivatives  was an  unrealized  gain of $1,434  and an  unrealized  loss of $3,715,  respectively.  The amount of realized and unrealized gains (losses) on the Company's  derivatives  recorded during the years ended December 31,
                  2002, 2001 and 2000 was $31,803, $12,027 and ($2,619), respectively.

E.       Cash Equivalents

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity date, at acquisition, of three months or less to be cash equivalents.

                  As of December 31, 2002, $50 of cash reflected on the Company's financial  statements was restricted in compliance with regulatory requirements.

         F.       State Insurance Licenses

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of $6,000 less accumulated  amortization  of $2,038 at  December  31,  2002.  Due to the  adoption  of SFAS 142,  the cost of the licenses is no longer being  amortized  but is subjected to an annual  impairment  test.  As of December 31, 2002, the  Company  estimated  the fair  value of the  state  insurance  licenses  to be in excess  of book  value  and, therefore, no impairment charge was required.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         G.       Income Taxes

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carry forward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         H.       Recognition of Revenue and Contract Benefits

                  Revenues for variable  deferred  annuity  contracts  consist of charges  against  contract owner account values or separate  accounts  for  mortality  and  expense  risks,  administration  fees,  surrender  charges  and an annual maintenance  fee per  contract.  Revenues  for  mortality  and expense risk  charges and  administration  fees are recognized as assessed  against the contract  holder.  Surrender  charge revenue is recognized  when the surrender charge is assessed  against the  contract  holder at the time of  surrender.  Annual  maintenance  fees are earned ratably throughout the year.

                  Benefit  reserves for the variable  investment  options on annuity  contracts  represent  the account value of the contracts and are included in the separate account liabilities.

                  Fee income from mutual fund organizations is recognized when assessed against assets under management.

                  Revenues for variable  immediate annuity and supplementary  contracts with life  contingencies  consist of certain charges  against  contract owner account values  including  mortality and expense risks and  administration  fees.
                  These charges and fees are recognized as revenue as assessed  against the contract  holder.  Benefit  reserves for variable  immediate  annuity  contracts  represent  the account  value of the  contracts  and are  included in the separate account liabilities.

                  Revenues for the market value adjusted fixed investment  option on annuity  contracts  consist of separate account investment  income reduced by amounts  credited to the contract  holder for interest.  This net spread is included in return  credited to contract  owners on the  consolidated  statements  of income.  Benefit  reserves  for these contracts represent the account value of the contracts plus a

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  market value  adjustment,  and are included in the general account reserve for future policy and contract benefits to the  extent in excess of the  separate  account  assets,  typically  for the  market  value  adjustment  at the reporting date.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income,  reported as a component of return credited to contract  owners.  Revenues for fixed immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity  considerations when  received.  Benefit  reserves for these  contracts are based on applicable  actuarial  standards with assumed interest  rates that vary by issue year and are  included in the  general  account  reserve for future  policy and contract benefits.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2002 and 2001.

                  Revenues for variable life  insurance  contracts  consist of charges  against  contract  owner  account  values or separate  accounts for mortality and expense risk fees,  administration  fees, cost of insurance  fees,  taxes and surrender  charges.  Certain  contracts also include charges  against  premium to pay state premium taxes.  All of these charges are recognized as revenue when assessed against the contract  holder.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         I.       Deferred Acquisition Costs

                  The costs of acquiring new  business,  which vary with and are primarily  related to new business  generated,  are being  deferred,  net of  reinsurance.  These  costs  include  commissions,  purchase  credits,  costs of contract issuance, and certain selling expenses that vary with production.

                  The Company uses the retrospective  deposit method for amortizing deferred  acquisition costs. This method results in deferred acquisition costs being amortized in proportion to expected gross profits,  from surrender charges and policy and asset based fees,  net of operating and claim costs.  The deferred  acquisition  cost asset is adjusted retrospectively  and prospectively  when estimates of current and future gross profits to be realized from a group of products  are  revised.  Critical  assumptions  in  estimating  gross  profits  include  those for  surrenders, long-term  fund  growth  rate,  expenses  and death  benefits.  The  long-term  fund growth  rate,  in large part, determines  the  estimated  future asset levels on which the most  significant  revenues are based.  The Company's long-term  fund growth rate  assumption is 8% (net of charges  assessed  against the  underlying  mutual fund, but before charges assessed at the separate  account and contract  level).  When current period actual asset growth is greater or less than the Company's long-term expectation,  the Company adjusts the short-term asset growth rate to a level that will allow the Company,  in the short-term,  to resume the long-term  asset growth rate  expectation.
                  The short-term asset growth rate is subject to constraints surrounding actual market conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                                                                 2002            2001            2000
                  Balance at beginning of year              $   1,383,281   $   1,398,192   $   1,087,705
                  Acquisition costs deferred during the
                       year                                       244,322         209,136         495,103
                  Acquisition costs amortized during the
                       year                                      (510,059)       (224,047)       (184,616)
                  Balance at end of year                    $   1,117,544   $   1,383,281   $   1,398,192

                  As asset  growth  rates,  during  2002 and  2001,  have been far below the  Company's  long-term  assumption,  the adjustment to the short-term  asset growth rate had risen to a level,  before being capped,  that in  management's opinion was excessive in the current  market  environment.  Based on an analysis of those  short-term  rates,  the related estimates of future gross profits and an impairment study,  management of the Company  determined that the short-term  asset  growth  rate  should be reset to the  level of the  long-term  growth  rate  expectation  as of
                  September 30, 2002.  This resulted in an acceleration of amortization of approximately $206,000.

                  Throughout  the year,  the Company  also  updated  its future  estimated  gross  profits  with  respect to certain mortality  assumptions  reflecting actual experience and the decline in the equity markets resulting in additional increased amortization of approximately $72,000.

         J.       Reinsurance

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  At December 31, 2002 and 2001,  in accordance  with the  provisions of the modified  coinsurance  agreements,  the
                  Company accrued approximately $5,447 and $7,733,  respectively,  for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         K.       Translation of Foreign Currency

                  The  financial  position  and  results of  operations  of Skandia  Vida are  measured  using  local  currency as the functional  currency.  Assets and  liabilities  are  translated  at the  exchange  rate in effect at each  year-end.
                  Statements of income and changes in  shareholder's  equity  accounts are  translated at the average rate  prevailing during the year.  Translation  adjustments  arising from the use of differing  exchange  rates from period to period are reported as a component of other comprehensive income.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         L.       Separate Accounts

                  Assets and liabilities in separate  accounts are included as separate  captions in the consolidated  statements of financial  condition.  Separate  account  assets  consist  principally  of long term bonds,  investments in mutual funds,  short-term  securities  and  cash and cash  equivalents,  all of which  are  carried  at fair  value.  The investments  are managed  predominately  through  ASISI,  utilizing  various fund  managers as  sub-advisors.  The remaining  investments  are  managed  by  independent  investment  firms.  The  contract  holder has the option of directing  funds to a wide variety of investment  options,  most of which invest in mutual funds.  The  investment risk on the  variable  portion  of a  contract  is  borne by the  contract  holder.  Fixed  options  with  minimum guaranteed  interest rates are also  available.  The Company bears the credit risk associated with the investments that support these fixed options.

                  Included in Separate Account  liabilities are reserves of $1,828,048 and $1,092,944 at December 31, 2002 and 2001,
                  respectively,  relating to deferred annuity investment options for which the contract holder is guaranteed a fixed rate of  return.  These  reserves  are  calculated  using the  Commissioners  Annuity  Reserve  Valuation  Method.
                  Separate  Account assets of $1,828,048 and $1,092,944 at December 31, 2002 and 2001,  respectively,  consisting of fixed maturities, equity securities,  short-term securities, cash and cash equivalents, accrued investment income, accrued liabilities and amounts due to/from the General Account are held in support of these annuity  obligations, pursuant to state regulation.

                  Included in the general  account,  within  Reserves for Future Policy and Contract  Benefits,  is the market value adjustment associated with the guaranteed,  fixed rate investment options, assuming the market value adjustment at the reporting date.

                  Net investment  income (including net realized capital gains and losses) and interest credited to contract holders on separate account assets are not separately reflected in the Consolidated Statements of Income.

         M.       Unearned Performance Credits

                  The Company  defers  certain  bonus  credits  applied to  contract  holder  deposits.  The credit is reported as a contract holder liability within separate account  liabilities and the deferred expense is reported as a component of other  assets.  As the contract  holder must keep the contract  in-force for 10 years to earn the bonus credit, the Company  amortizes  the  deferred  expense on a  straight-line  basis over 10 years.  If the  contract  holder surrenders the contract or the contract holder dies prior to the end of 10 years,  the bonus credit is returned to the  Company.  This  component  of the bonus  credit  is  amortized  in  proportion  to  expected  surrenders  and mortality.  As of December  31, 2002 and 2001,  the  unearned  performance  credit  asset was $83,288 and $89,234, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         N.       Estimates

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions are related to deferred  acquisition costs and involve  estimates of future policy lapses,  investment returns and maintenance expenses.  Actual results could differ from those estimates.

3.       INVESTMENTS

         The  amortized  cost,  gross  unrealized  gains and losses and fair value of fixed  maturities  and  investments  in equity securities  as of December  31,  2002 and 2001 are shown  below.  All  securities  held at December  31, 2002 and 2001 were publicly traded.

         Investments in fixed maturities as of December 31, 2002 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
         U.S. Government obligations              $    270,969   $    15,658       $    (78)   $    286,549
         Obligations of state and political
           subdivisions                                    253             9             (1)            261
         Corporate securities                          108,200         3,631            (40)        111,791
              Totals                              $    379,422   $    19,298       $   (119)   $    398,601

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2002 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
                                                          Cost      Fair Value
         Due in one year or less                      $    12,793   $    12,884
         Due after one through five years                 165,574       171,830
         Due after five through ten years                 186,609       198,913
         Due after ten years                               14,446        14,974
           Total                                      $   379,422   $   398,601

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
              Totals                                 $356,882         $6,928          $(979)      $362,831

         Proceeds from sales of fixed  maturities  during 2002,  2001 and 2000 were $367,213,  $386,816 and $302,632,  respectively.
         Proceeds from maturities during 2002, 2001 and 2000 were $50, $4,000 and $1,104, respectively.

         The cost, gross unrealized gains/losses and fair value of investments in equity securities at December 31 are shown below:

                                                           Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
         2002                             $ 52,017         $ 136        $    (384)     $ 51,769
         2001                             $  49,886        $ 122        $ (4,925)      $ 45,083

         Net realized  investment  gains  (losses),  determined on a specific  identification  basis,  were as follows for the years ended December 31:

                                                          2002          2001           2000
         Fixed maturities:
           Gross gains                                $    8,213      $  8,849       $  1,002
           Gross losses                                   (4,468)       (4,387)        (3,450)

         Investment in equity securities:
           Gross gains                                        90           658          1,913
           Gross losses                                  (13,451)       (4,192)          (153)

              Totals                                  $   (9,616)     $    928       $   (688)

         During  2002,  the  Company  determined  that  certain  amounts  of its  investment  in equity  securities  were other than temporarily impaired and, accordingly, recorded a loss of $3,769.

         As of December  31, 2002,  the Company did not own any  investments  in fixed  maturity  securities  whose  carrying  value exceeded 10% of the Company's equity.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         As of December 31, 2002, the following fixed maturities were restricted in compliance with regulatory requirements:

         Security                                                      Fair Value
         U.S. Treasury Note, 6.25%, February 2003                           $4,345
         U.S. Treasury Note, 3.00%, November 2003                              183
         Puerto Rico Commonwealth, 4.60%, July 2004                            210
         Puerto Rico Commonwealth, 4.875%, July 2023                            52

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS

         The methods and assumptions used to determine the fair value of financial instruments are as follows:

         Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

         Fair values of equity securities are based on quoted market prices.

         The fair value of derivative instruments is determined based on the current value of the underlying index.

         The carrying  value of cash and cash  equivalents  (cost)  approximates  fair value due to the  short-term  nature of these investments.

         The carrying value of policy loans approximates fair value.

         Fair value of future fees payable to ASI are determined on a discounted  cash flow basis,  using best estimate  assumptions of lapses, mortality, free withdrawals and a long-term fund growth rate of 8% on the Company's assets under management.

         The  carrying  value of  short-term  borrowings  (cost)  approximates  fair  value  due to the  short-term  nature of these liabilities.

         Fair value of surplus notes are determined based on a discounted cash flow basis with a projected  payment of principal and all accrued interest at the maturity date (see Note 14 for payment restrictions).

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

         The fair values and carrying values of financial instruments at December 31, 2002 and 2001 are as follows:

                                                   December 31, 2002                December 31, 2001
                                             Fair Value     Carrying Value    Fair Value     Carrying Value
                                           -------------- ------------------ ------------- ------------------
                                           -------------- ------------------ ------------- ------------------
        Assets
        Fixed Maturities                         $398,601           $398,601      $362,831           $362,831
        Equity Securities                          51,769             51,769        45,083             45,083
        Derivative Instruments                     10,370             10,370         5,525              5,525
        Policy Loans                                7,559              7,559         6,559              6,559

        Liabilities
        Future Fees Payable to ASI                429,773            708,249       546,357            799,472
        Short-term Borrowing                       10,000             10,000        10,000             10,000
        Surplus Notes and accrued
           interest of $29,230 and
           $25,829 in 2002 and 2001,
           respectively                           140,777            139,230       174,454            169,829

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                                                          2002          2001           2000
         Fixed maturities                              $  18,015     $  18,788      $  13,502
         Cash and cash equivalents                         1,116           909          5,209
         Equity securities                                   809           622             99
         Policy loans                                        403           244             97
         Total investment income                          20,343        20,563         18,907
         Investment expenses                                (711)         (437)          (312)
         Net investment income                         $19,632       $  20,126      $  18,595

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                                                            2002          2001         2000
         Current tax benefit                            $    (3,739)   $  (39,047)  $   (29,244)
         Deferred tax expense, excluding operating
           loss carryforwards                                35,915        60,587        60,023
         Deferred tax benefit for operating and
           capital loss carryforwards                      (134,986)      (14,372)            -
              Total income tax (benefit) expense        $  (102,810)   $    7,168   $    30,779

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         Deferred tax assets (liabilities) include the following at December 31:

                                                           2002          2001
         Deferred tax assets:
           GAAP to tax reserve differences             $   165,348   $   241,503
           Future fees payable to ASI                       21,475        63,240
           Deferred compensation                            20,603        20,520
           Net operating loss carry forward                147,360        14,372
           Other                                             6,530        17,276
              Total deferred tax assets                    361,316       356,911

         Deferred tax liabilities:
           Deferred acquisition costs, net                (312,933)     (404,758)
           Net unrealized gains on fixed
              maturity securities                           (6,713)       (2,082)
           Other                                            (3,464)       (5,051)
              Total deferred tax liabilities              (323,110)     (411,891)
                Net deferred tax asset (liability)     $    38,206   $   (54,980)

         In  accordance  with SFAS 109, the Company has  performed an analysis of its deferred tax assets to assess  recoverability.
         Looking at a variety of items,  most  notably,  the timing of the reversal of  temporary  items and future  taxable  income projections, the Company determined that no valuation allowance is needed.

         The income tax (benefit)  expense was different from the amount computed by applying the federal  statutory tax rate of 35%
         to pre-tax income from continuing operations as follows:

                                                                   2002            2001           2000
         (Loss) income before taxes
           Domestic                                           $   (265,361)   $   42,886      $   98,136
           Foreign                                                  (2,706)       (2,619)         (2,540)
           Total                                                  (268,067)       40,267          95,596
           Income tax rate                                              35%           35%             35%
         Tax (benefit) expense at federal statutory income
           tax rate                                                (93,823)       14,093          33,459

         Tax effect of:
           Dividend received deduction                             (12,250)       (8,400)         (7,350)
           Losses of foreign subsidiary                                947           917             889
           Meals and entertainment                                     603           603             841
           State income taxes                                            -           (62)           (524)
           Federal provision to return differences                     709          (177)          3,235
           Other                                                     1,004           194             229
              Income tax (benefit) expense                    $   (102,810)   $    7,168      $   30,779

         The Company's net operating loss carry  forwards,  totaling  approximately  $421,029  (pre-tax) at December 31, 2002,  will expire in 2016 and 2017.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating costs (including rental of office space,  furniture,  and equipment) have been charged to the Company at cost by American Skandia Information Services and Technology Corporation  ("ASIST"),  an affiliated company. ASLAC signed a written service  agreement with ASIST for these services executed and approved by the Connecticut  Insurance  Department in
         1995.  This  agreement  automatically  continues in effect from year to year and may be  terminated by either party upon 30 days written notice.  The Company has also paid and charged  operating  costs to several of its affiliates.  The total cost to the Company for these items was $8,177,  $6,179 and $13,974 in 2002,  2001 and 2000,  respectively.  Income received for these items was approximately $13,052, $13,166 and $11,186 in 2002, 2001 and 2000, respectively.

         Allocated  depreciation  expense  was  $7,440,  $8,764 and $9,073 in 2002,  2001 and 2000,  respectively.  Allocated  lease expense was $5,808,  $6,517 and $5,606 in 2002, 2001 and 2000,  respectively.  Allocated sub-lease rental income,  recorded as a reduction to lease  expense,  was $738,  $30 and $0 in 2002,  2001 and 2000,  respectively.  Assuming that the written service  agreement  between ASLAC and ASIST continues  indefinitely,  ASLAC's  allocated  future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease         Sub-Lease
                                  2003                            $     4,847      $     1,616
                                  2004                                  5,275            1,773
                                  2005                                  5,351            1,864
                                  2006                                  5,328            1,940
                                  2007                                  5,215            1,788
                                  2008 and thereafter                  19,629            7,380
                                  Total                           $    45,645      $    16,361

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed were $8,255, $6,610 and $6,064 in 2002, 2001 and 2000,  respectively.  As of December 31, 2002 and 2001, amounts receivable under this agreement were approximately $458 and $639, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the securitization  purchase agreements,  the rights transferred provide for ASI to receive a percentage
         (60%, 80% or 100% depending on the underlying  commission  option) of future  mortality and expense  charges and contingent deferred  sales  charges,  after  reinsurance,  expected to be realized over the remaining  surrender  charge period of the designated  contracts  (generally 6 to 8 years).  The liability for future fees payable to ASI at the balance sheet date is based on the consideration  received less principal repayments  according to amortization  schedules that were developed at the inception of the transactions.  If actual mortality and expense charges and contingent  deferred sales charges are less than those projected in the original amortization  schedules,  calculated on a transaction by transaction basis, ASI has no recourse against the Company.  As account values  associated with the designated  contracts have declined,  consistent with the overall decline in the equity markets,  current  mortality and expense charges have been lower than expected on certain transactions  and it is likely that future mortality and expense charges,  on those same  transactions,  will be lower than originally  projected.  As a result,  the ultimate cash flows associated with these  transactions that will transfer to ASI may be lower than the current carrying amount of the liability (see Note 4).

         On April 12, 2002, the Company  entered into a new  securitization  purchase  agreement with ASI. This  transaction  covers designated  blocks of business issued from November 1, 2000 through  December 31, 2001. The estimated  present value of the transaction at April 12, 2002, using a discount rate of 6.00%, was $101,713.

         Payments,  representing  fees and charges in the  aggregate  amount,  of $186,810,  $207,731 and $219,523  were made by the
         Company to ASI in 2002,  2001 and 2000,  respectively.  Related  interest  expense of $828,  $59,873  and  $70,667 has been included in the consolidated statements of income for 2002, 2001 and 2000, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the  Company  becomes  subject to an order of  liquidation  or  rehabilitation,  the  Commissioner  has the ability to restrict the payments due to ASI,  into a restricted  account,  under the Purchase  Agreement  subject to certain terms and conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective        Contract Issue        Discount       Present
           Transaction         Date          Date               Period              Rate          Value

             1996-1           12/17/96        9/1/96        1/1/94 - 6/30/96        7.5%          $50,221
             1997-1            7/23/97        6/1/97        3/1/96 - 4/30/97        7.5%           58,767
             1997-2           12/30/97       12/1/97        5/1/95 - 12/31/96       7.5%           77,552
             1997-3           12/30/97       12/1/97        5/1/96 - 10/31/97       7.5%           58,193
             1998-1            6/30/98        6/1/98        1/1/97 - 5/31/98        7.5%           61,180
             1998-2           11/10/98       10/1/98        5/1/97 - 8/31/98        7.0%           68,573
             1998-3           12/30/98       12/1/98        7/1/96 - 10/31/98       7.0%           40,128
             1999-1            6/23/99        6/1/99        4/1/94 - 4/30/99        7.5%          120,632
             1999-2           12/14/99       10/1/99       11/1/98 - 7/31/99        7.5%          145,078
             2000-1            3/22/00        2/1/00        8/1/99 - 1/31/00        7.5%          169,459
             2000-2            7/18/00        6/1/00        2/1/00 - 4/30/00        7.25%          92,399
             2000-3           12/28/00       12/1/00        5/1/00 - 10/31/00       7.25%         107,291
             2000-4           12/28/00       12/1/00        1/1/98 - 10/31/00       7.25%         107,139
             2002-1            4/12/02        3/1/02       11/1/00 - 12/31/01       6.00%         101,713

         Payments of future fees  payable to ASI,  according  to original  amortization  schedules,  as of December  31, 2002 are as follows:

                                          Year         Amount

                                          2003      $   186,854
                                          2004          171,093
                                          2005          147,902
                                          2006          117,761
                                          2007           66,270
                                          2008           18,369
                                          Total     $   708,249

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company  entered into an eleven year lease agreement for office space in Westminster,  Colorado,  effective  January 1,
         2001.  Lease expense for 2002 and 2001 was $2,583 and $1,602,  respectively.  Sub-lease  rental income was $227 in 2002 and
         $0 in 2001.  Future minimum lease payments and sub-lease  receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease           Sub-Lease
                                   2003                          $    1,913         $      426
                                   2004                               1,982                455
                                   2005                               2,050                500
                                   2006                               2,050                533
                                   2007                               2,050                222
                                   2008 and thereafter                8,789                  0
                                   Total                         $   18,834         $    2,136

10.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis shareholder's equity was $279,957 and $226,780 at December 31, 2002 and 2001, respectively.

         The Company  incurred  statutory  basis net losses in 2002 of $192,474 due primarily to significant  declines in the equity markets,  increasing GMDB reserves calculated on a statutory basis.  Statutory basis net losses for 2001 were $121,957,  as compared to income of $11,550 in 2000.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from operations.  For 2003, no amounts may be distributed without prior approval.

11.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis financial  statements in accordance with accounting  practices  prescribed by the
         State of Connecticut Insurance  Department.  Prescribed statutory accounting practices include publications of the National
         Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

         The NAIC adopted the Codification of Statutory Accounting  Principles  (Codification) in March 1998. The effective date for codification was January 1, 2001. The Company's state of domicile,  Connecticut,  has adopted  codification and the Company has made the necessary changes in its statutory  accounting and reporting required for  implementation.  The overall impact of adopting  codification in 2001 was a one-time,  cumulative  change in accounting  benefit recorded directly in statutory surplus of $12,047.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory method of accounting for its

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

11.      STATUTORY ACCOUNTING PRACTICES (continued)

         liability  associated  with  securitized  variable  annuity  fees.  Under the new method of  accounting,  the liability for securitized  fees is  established  consistent  with the method of  accounting  for the liability  associated  with variable annuity fees ceded under  reinsurance  contracts.  This equates to the  statutory  liability  at any  valuation  date being equal to the  Commissioners  Annuity  Reserve  Valuation  Method (CARVM) offset related to the securitized  contracts.  The impact of this change in accounting,  representing  the difference in the liability  calculated under the old method versus the new  method as of January 1, 2001,  was  reported  as a  cumulative  effect of change in  accounting  benefit  recorded directly in statutory surplus of approximately $20,215.

         In 2001,  the Company,  in agreement  with the  Connecticut  Insurance  Department,  changed its reserving  methodology  to recognize free partial  withdrawals  and to reserve on a  "continuous"  rather than  "curtate"  basis.  The impact of these changes,  representing  the difference in reserves  calculated  under the new methods versus the old methods,  was recorded directly to surplus as changes in reserves on account of valuation  basis.  This resulted in an increase to the  unassigned deficit of approximately $40,511.

         Effective January 1, 2002, the Company adopted  Statement of Statutory  Accounting  Principles No. 82,  "Accounting for the
         Costs of Computer  Software  Developed or Obtained for Internal Use and Web Site  Development  Costs" ("SSAP 82").  SSAP 82
         requires the  capitalization  of certain costs incurred in connection with  developing or obtaining  internal use software.
         Prior to the adoption of SSAP 82, the Company  expensed all internal use software  related  costs as incurred.  The Company has  identified  and  capitalized  $5,935 of costs  associated  with  internal  use  software  as of January 1, 2002 and is amortizing the applicable  costs on a  straight-line  basis over a three year period.  The costs  capitalized as of January
         1, 2002 resulted in a direct increase to surplus.  Amortization expense for the year ended December 31, 2002 was $757.

12.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company  provides a 50% match on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's  salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and  certain of its  affiliates.  Expenses  related to this  program in 2002,  2001 and 2000 were $719,  $2,738 and $3,734, respectively.  Company  contributions  to this plan on behalf of the  participants  were  $921,  $2,549 and $4,255 in 2002,
         2001 and 2000, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Expenses  related  to this  program  in 2002,  2001 and 2000 were  $3,522,  $1,615  and  $1,030,  respectively.
         Company  contributions  to this plan on behalf of the participants  were $5,271,  $1,678 and $2,134 in 2002, 2001 and 2000, respectively.

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      EMPLOYEE BENEFITS (continued)

         below the  officer  level.  These  programs  consist of  multiple  plans with new plans  instituted  each year.  Generally, participants  must remain  employed by the Company or its affiliates at the time such units are payable in order to receive any payments  under the programs.  The accrued  liability  representing  the value of these units was $7,083 and $13,645 as of December 31, 2002 and 2001,  respectively.  Expenses  (income)  related to these programs in 2002,  2001 and 2000,  were
         $1,471,  ($9,842) and $2,692,  respectively.  Payments under these programs were $8,033,  $8,377 and $13,697 in 2002,  2001 and 2000, respectively.

13.      FINANCIAL REINSURANCE

         The Company cedes insurance to other insurers in order to fund the cash strain  generated from commission  costs on current sales  and to limit its risk  exposure.  The  Company  uses  modified  coinsurance  reinsurance  arrangements  whereby  the reinsurer shares in the experience of a specified book of business.  These reinsurance  transactions  result in the Company receiving  from the  reinsurer an upfront  ceding  commission  on the book of business  ceded in exchange for the reinsurer receiving  in the  future,  the future  fees  generated  from that book of  business.  Such  transfer  does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their  obligation could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2002, 2001 and 2000 was as follows:

        2002                                                            Gross          Ceded           Net
        Annuity and life insurance charges and fees                 $   406,272     $   (36,268)  $   370,004
        Return credited to contract owners                          $     5,221     $       (25)  $     5,196
        Underwriting, acquisition and other insurance
        expenses (deferal of acquisition costs)                     $   154,588     $    34,140   $   188,728
        Amortization of deferred acquisition costs                  $   542,945     $   (32,886)  $   510,059

        2001
        Annuity and life insurance charges and fees                 $   430,914     $   (42,218)  $   388,696
        Return credited to contract owners                          $     5,704     $        92   $     5,796
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   163,677     $    33,078   $   196,755
        Amortization of deferred acquisition costs                  $   231,290     $    (7,243)  $   224,047

        2000
        Annuity and life insurance charges and fees                 $   473,318     $   (48,740)  $   424,578
        Return credited to contract owners                          $     8,540     $       (77)  $     8,463
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   108,399     $    42,198   $   150,597
        Amortization of deferred acquisition costs                  $   205,174     $   (20,558)  $   184,616

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL covering  certain  contracts issued since January 1996.  The impact of this treaty to the

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      FINANCIAL REINSURANCE (continued)

         Company was pre-tax (loss) income of ($4,137),  $8,394 and $23,341 in 2002,  2001 and 2000,  respectively.  At December 31,
         2002 and 2001, $675 and $1,137, respectively, was receivable from SICL under this agreement.

14.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2002 and
         2001, and interest expense for 2002, 2001 and 2000 were as follows:

                                                     Liability as of
                                                      December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2002          2001          2002         2001         2000
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994           7.28%               -             -             -            -          732
         March 28, 1994              7.90%               -             -             -            -          794
         September 30, 1994          9.13%               -             -             -        1,282        1,392
         December 19, 1995           7.52%               -        10,000           520          763          765
         December 20, 1995           7.49%               -        15,000           777        1,139        1,142
         December 22, 1995           7.47%               -         9,000           465          682          684
         June 28, 1996               8.41%          40,000        40,000         3,411        3,411        3,420
         December 30, 1996           8.03%          70,000        70,000         5,699        5,699        5,715
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                    $110,000      $144,000       $10,872      $12,976      $14,644
                                                 ==========    ==========    =========    =========    =========

         On September 6, 2002,  surplus notes for $10,000,  dated December 19, 1995,  $15,000,  dated December 20, 1995, and $9,000, dated  December 22, 1995,  were repaid.  On December 3, 2001, a surplus note,  dated  September  30, 1994,  for $15,000 was repaid.  On December 27, 2000,  surplus  notes for $10,000,  dated  February 18, 1994,  and $10,000,  dated March 28, 1994, were repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the  Insurance  Commissioner  of  the  State  of  Connecticut.  At  December  31,  2002  and  2001,  $29,230  and  $25,829,
         respectively, of accrued interest on surplus notes was not permitted for payment under these criteria.

15.      SHORT-TERM BORROWING

         The Company  had a $10,000  short-term  loan  payable to ASI at  December  31,  2002 and 2001 as part of a  revolving  loan agreement.  The loan had an interest  rate of 1.97% and  matured on January  13,  2003.  The loan was  subsequently  rolled over with a new interest  rate of 1.82% and a new maturity date of March 13, 2003.  The loan was further  extended to April
         30, 2003 and a new interest rate of 1.71%.  The total related  interest  expense to the Company was $271,  $522 and $687 in
         2002,  2001  and  2000,  respectively.  Accrued  interest  payable  was $10 and $113 as of  December  31,  2002  and  2001,
         respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SHORT-TERM BORROWING (continued)

         On January 3, 2002,  the Company  entered into a $150,000  credit  facility  with ASI. This credit  facility  terminates on
         December  31, 2005 and bears  interest at the offered  rate in the London  interbank  market  (LIBOR) plus 0.35 percent per annum for the  relevant  interest  period.  Interest  expense  related  to these  borrowings  was $2,243 for the year ended
         December 31, 2002.  As of December 31, 2002, no amount was outstanding under this credit facility.

16.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately  99% of the  Company's  separate  account  liabilities  are subject to  discretionary  withdrawal by contract owners at market value or with market value  adjustment.  Separate  account  assets,  which are carried at fair value,  are adequate to pay such  withdrawals,  which are generally  subject to surrender  charges ranging from 10% to 1% for contracts held less than 10 years.

17.      RESTRUCTURING CHARGES

         On March 22, 2001 and  December 3, 2001,  the  Company  announced  separate  plans to reduce  expenses to better  align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the Company.  Estimated  pre-tax  severance  benefits of $8,500 have been charged  against  2001  operations  related to these  reductions.  These  charges  have  been  reported  in the  Consolidated  Statements  of  Income  as a  component  of
         Underwriting,  Acquisition  and Other  Insurance  Expenses.  As of December 31, 2002 and 2001, the remaining  restructuring liability, relating primarily to the December 3, 2001 plan, was $12 and $4,104, respectively.

18.      COMMITMENTS AND CONTINGENT LIABILITIES

         In recent years, a number of annuity  companies have been named as defendants in class action lawsuits  relating to the use of variable  annuities as funding  vehicles for tax- qualified  retirement  accounts.  The Company is currently a defendant in one such lawsuit.  A purported  class action  complaint was filed in the United States  District  Court for the Southern
         District of New York on December  12,  2002,  by Diane C. Donovan  against the Company and certain of its  affiliates  (the
         "Donovan  Complaint").  The  Donovan  Complaint  seeks  unspecified  compensatory  damages and  injunctive  relief from the
         Company  and  certain of its  affiliates.  The Donovan  Complaint  claims  that the  Company and certain of its  affiliates violated  federal  securities laws in marketing  variable  annuities.  This litigation is in the  preliminary  stages.  The
         Company believes this action is without merit, and intends to vigorously defend against this action.

         The  Company is also  involved  in other  lawsuits  arising,  for the most part,  in the  ordinary  course of its  business operations.  While the outcome of these other  lawsuits  cannot be  determined  at this time,  after  consideration  of the defenses  available  to the  Company,  applicable  insurance  coverage and any related  reserves  established,  these other lawsuits are not expected to result in liability for amounts material to the financial  condition of the Company,  although it may adversely affect results of operations in future periods.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

18.      COMMITMENTS AND CONTINGENT LIABILITIES (continued)

         As  discussed  previously,  on December  19,  2002,  SICL entered  into a  definitive  purchase  agreement  (the  "Purchase
         Agreement") to sell its ownership interest in the Company and certain affiliates to Prudential  Financial for approximately
         $1.265  billion.  The closing of this  transaction,  which is  conditioned  upon  certain  customary  regulatory  and other approvals and conditions, is expected in the second quarter of 2003.

         The purchase  price that was agreed to between SICL and  Prudential  Financial was based on a September 30, 2002  valuation of the Company and certain  affiliates.  As a result,  assuming the  transaction  closes,  the  economics of the  Company's business from  September 30, 2002 forward will inure to the benefit or detriment of Prudential  Financial.  Included in the
         Purchase Agreement,  SICL has agreed to indemnify  Prudential  Financial for certain liabilities that may arise relating to periods prior to September 30, 2002. These  liabilities  generally include market conduct  activities,  as well as contract and regulatory compliance (referred to as "Covered Liabilities").

         Related to the  indemnification  provisions  contained in the Purchase  Agreement,  SICL has signed, for the benefit of the
         Company,  an indemnity letter,  effective December 19, 2002, to make the Company whole for certain Covered Liabilities that come to  fruition  during  the period  beginning  December  19,  2002 and ending  with the close of the  transaction.  This indemnification  effectively  transfers  the risk  associated  with  those  Covered  Liabilities  from the  Company to SICL concurrent with the signing of the definitive purchase agreement rather than waiting until the transaction closes.

19.      SEGMENT REPORTING

         Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related  Information,"
         and the Company does not  anticipate  that they will be so in the future due to changes in the Company's  strategy to focus on its core variable annuity business.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2002                      March 31       June 30       Sept. 30        Dec. 31
        Premiums and other insurance revenues*    $   118,797   $    126,614   $    115,931   $    108,488
        Net investment income                           4,965          4,714          5,128          4,825
        Net realized capital losses                    (1,840)        (1,584)        (2,327)        (3,863)
        Total revenues                                121,922        129,744        118,732        109,450
        Benefits and expenses*                        112,759        160,721        323,529        150,906
        Pre-tax net income (loss)                       9,163        (30,977)      (204,797)       (41,456)
        Income tax expense (benefit)                    1,703        (11,746)       (72,754)       (20,013)
        Net income (loss)                         $     7,460   $    (19,231)  $   (132,043)  $    (21,443)

         *    For the quarters ended March 31, 2002 and June 30, 2002, the Company had  overstated  premiums ceded in revenues.  The above presentation  reflects an equal and offsetting  reclassification  of these amounts to benefits and expenses with no net income impact.

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
        Premiums and other insurance revenues***  $   130,885   $    128,465   $    122,708   $    119,604
        Net investment income**                         5,381          4,997          5,006          4,742
        Net realized capital gains (losses)             1,902            373            376         (1,723)
        Total revenues                                138,168        133,835        128,090        122,623
        Benefits and expenses**  ***                  122,729        110,444        123,307        125,969
        Pre-tax net income (loss)                      15,439         23,391          4,783         (3,346)
        Income tax expense (benefit)                    4,034          7,451           (480)        (3,837)
        Net income                                $    11,405   $     15,940   $      5,263   $        491

         **   For the quarters  ended March 31, 2001,  June 30, 2001 and  September  30, 2001,  the Company had reported  investment
              performance   associated  with  its  derivatives  as  net  investment  income.  The  above  presentation   reflects  a
              reclassification of these amounts to benefits and expenses.
         ***  For the  quarters  ended  September  30, 2001 and  December 31, 2001,  the Company had  overstated  premiums  ceded in revenues.  The above presentation  reflects an equal and offsetting  reclassification of these amounts to benefits and expenses with no net income impact.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
        Premiums and other insurance revenues     $    137,040  $    139,346   $   147,819    $    135,866
        Net investment income****                        4,343         4,625         4,619           5,008
        Net realized capital gains (losses)                729        (1,436)         (858)            877
        Total revenues                                 142,112       142,535       151,580         141,751
        Benefits and expenses****                      107,893       122,382       137,843         114,264
        Pre-tax net income                              34,219        20,153        13,737          27,487
        Income tax expense                              10,038         5,225         3,167          12,349
        Net income                                $     24,181  $     14,928   $    10,570    $     15,138

         ****For the  quarters  ended March 31,  2000,  June 30, 2000,  September  30, 2000 and  December 31, 2000,  the Company had
              reported  investment  performance  associated with its derivatives as net investment  income.  The above  presentation reflects a reclassification of these amounts to benefits and expenses.

                               APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  All or some of these  Sub-accounts  are available as investment  options for other variable  annuities we offer pursuant to different prospectuses.

Unit Prices And Numbers Of Units:  The following table shows:  (a) the Unit Price,  as of the dates shown,  for Units in each of the
Sub-accounts of Separate Account B that are being offered pursuant to this Prospectus;  and (b) the number of Units  outstanding for each such  Sub-account as of the dates shown.  Since November 18, 2002, we have been  determining,  on a daily basis,  multiple Unit
Prices for each  Sub-account  of Separate  Account B. We compute  multiple  Unit Prices  because  several of our variable  annuities invest in the same  Sub-accounts,  and these annuities  deduct varying charges that correspond to each combination of the applicable
Insurance  Charge,  Distribution  Charge (when applicable) and the charges for each optional  benefit.  Where an asset-based  charge corresponding  to a particular  Sub-account  within a new annuity  product is identical  to that in the same  Sub-account  within an existing  annuity,  the Unit Price for the new annuity will be identical to that of the  existing  annuity.  In such cases,  we will for reference  purposes depict,  in the condensed  financial  information for the new annuity,  Unit Prices of the existing annuity.
The year in which  operations  commenced in each such  Sub-account is noted in  parentheses.  To the extent a Sub-account  commenced operations  during a particular  calendar  year,  the Unit Price as of the end of the period  reflects only the partial year results from the  commencement  of operations  until  December 31st of the  applicable  year.  When a Unit Price was first  calculated for a particular  Sub-account,  we set the  price of that  Unit at  $10.00  per  Unit.  Thereafter,  Unit  Prices  vary  based  on  market performance.  Unit Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2003.

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- --------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- --------------
-------------------------------------------------- ------------- -------------- --------------
AST Strong International Equity 1 (1989)
     With No Optional Benefits
     Unit Price                                           $5.53           6.86           8.99
     Number of Units                                    153,652        136,976         33,897
     With One Optional Benefit
     Unit Price                                           $9.96              -              -
     Number of Units                                     19,651              -              -
     With Any Two Optional Benefits
     Unit Value                                           $9.95              -              -
     Number of Units                                        293              -              -
     With All Optional Benefits
     Unit Price                                               -              -              -
     Number of Units                                          -              -              -
-------------------------------------------------- ------------- -------------- --------------
-------------------------------------------------- ------------- -------------- --------------
AST William Blair International Growth 2(1997)
     With No Optional Benefits
     Unit Price                                          $10.35          14.10          18.68
     Number of Units                                      7,064          5,277          6,782
     With One Optional Benefit
     Unit Price                                           $9.72              -              -
     Number of Units                                     19,565              -              -
     With Any Two Optional Benefits
     Unit Price                                           $9.72              -              -
     Number of Units                                     16,068              -              -
     With All Optional Benefits
     Unit Price                                               -              -              -
     Number of Units                                          -              -              -
-------------------------------------------------- ------------- -------------- --------------
-------------------------------------------------- ------------- -------------- --------------
AST American Century International Growth 3
(1997)
     With No Optional Benefits
     Unit Price                                           $5.62           7.06           9.84
     Number of Units                                     73,893         60,129         32,368
     With One Optional Benefit
     Unit Price                                           $9.70              -              -
     Number of Units                                      4,261              -              -
     With Any Two Optional Benefits
     Unit Price                                           $9.69              -              -
     Number of Units                                        944              -              -
     With All Optional Benefits
     Unit Price                                               -              -              -
     Number of Units                                          -              -              -
-------------------------------------------------- ------------- -------------- --------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- --------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- --------------
-------------------------------------------------- ------------- -------------- --------------
AST DeAM International Equity 4 (1994)
     With No Optional Benefits
     Unit Price                                           $4.43           5.41           8.08
     Number of Units                                     32,967         29,954         20,311
     With One Optional Benefit
     Unit Price                                           $9.80              -              -
     Number of Units                                      4,776              -              -
     With Any Two Optional Benefits
     Unit Price                                           $9.79              -              -
     Number of Units                                        279              -              -
     With All Optional Benefits
     Unit Price                                               -              -              -
     Number of Units                                          -              -              -
-------------------------------------------------- ------------- -------------- --------------
-------------------------------------------------- ------------- -------------- --------------
AST MFS Global Equity (1999)
     With No Optional Benefits
     Unit Price                                           $7.48           8.64           9.72
     Number of Units                                     46,925         49,536         23,151
     With One Optional Benefit
     Unit Price                                           $9.87              -              -
     Number of Units                                      1,488              -              -
     With Any Two Optional Benefits
     Unit Price                                               -              -              -
     Number of Units                                          -              -              -
     With All Optional Benefits
     Unit Price                                               -              -              -
     Number of Units                                          -              -              -
-------------------------------------------------- ------------- -------------- --------------
-------------------------------------------------- ------------- -------------- --------------
AST PBHG Small-Cap Growth 5 (1994)
     With No Optional Benefits
     Unit Price                                          $12.12          18.70          20.25
     Number of Units                                      6,331          2,439            978
     With One Optional Benefit
     Unit Price                                           $9.48              -              -
     Number of Units                                      6,251              -              -
     With Any Two Optional Benefits
     Unit Price                                               -              -              -
     Number of Units                                          -              -              -
     With All Optional Benefits
     Unit Price                                               -
     Number of Units                                          -
-------------------------------------------------- ------------- -------------- --------------
-------------------------------------------------- ------------- -------------- --------------
AST DeAM Small-Cap Growth 6 (1999)
     With No Optional Benefits
     Unit Price                                           $4.71           6.48           9.17
     Number of Units                                     44,611         41,602         35,743
     With One Optional Benefit
     Unit Price                                           $9.72              -              -
     Number of Units                                      2,506              -              -
     With Any Two Optional Benefits
     Unit Price                                           $9.72              -              -
     Number of Units                                        277              -              -
     With All Optional Benefits
     Unit Price                                               -              -              -
     Number of Units                                          -              -              -
-------------------------------------------------- ------------- -------------- --------------
-------------------------------------------------- ------------- -------------- --------------
AST Federated Aggressive Growth (2000)
     With No Optional Benefits
     Unit Price                                           $4.98           7.12           9.08
     Number of Units                                     25,040         10,912            243
     With One Optional Benefit
     Unit Price                                           $9.87              -              -
     Number of Units                                     14,007              -              -
     With Any Two Optional Benefits
     Unit Price                                           $9.86              -              -
     Number of Units                                      5,370              -              -
     With All Optional Benefits
     Unit Price                                               -              -              -
     Number of Units                                          -              -              -
-------------------------------------------------- ------------- -------------- --------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Gabelli Small-Cap Value 7 (1997)
     With No Optional Benefits
     Unit Price                                          $10.79          12.06         11.41
     Number of Units                                     66,744         33,608        15,339
     With One Optional Benefit
     Unit Price                                          $10.09              -             -
     Number of Units                                     32,914              -             -
     With Any Two Optional Benefits
     Unit Price                                          $10.08              -             -
     Number of Units                                      6,048              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST DeAM Small-Cap Value 8 (2002)
     With No Optional Benefits
     Unit Price                                           $7.69              -             -
     Number of Units                                        124              -             -
     With One Optional Benefit
     Unit Price                                          $10.09              -             -
     Number of Units                                      1,519              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Goldman Sachs Mid-Cap Growth 9 (2000)
     With No Optional Benefits
     Unit Price                                           $2.98           4.15          7.03
     Number of Units                                     28,812         17,882         2,473
     With One Optional Benefit
     Unit Price                                           $9.88              -             -
     Number of Units                                     11,936              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.88              -             -
     Number of Units                                      5,904              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Neuberger Berman Mid-Cap Growth 10 (1994)
     With No Optional Benefits
     Unit Price                                           $4.83           7.11          9.71
     Number of Units                                     56,712         51,711        36,882
     With One Optional Benefit
     Unit Price                                           $9.52              -             -
     Number of Units                                      4,640              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.51              -             -
     Number of Units                                        915              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Neuberger Berman Mid-Cap Value 11 (1993)
     With No Optional Benefits
     Unit Price                                          $10.26          11.62         12.13
     Number of Units                                     69,657         56,219        16,574
     With One Optional Benefit
     Unit Price                                           $9.98              -             -
     Number of Units                                     16,671              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.98              -             -
     Number of Units                                      5,947              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Alger All-Cap Growth (2000)
     With No Optional Benefits
     Unit Price                                           $4.53           7.14          8.68
     Number of Units                                     61,001         56,649        30,915
     With One Optional Benefit
     Unit Price                                           $9.37              -             -
     Number of Units                                      1,959              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Gabelli All-Cap Value (2000)
     With No Optional Benefits
     Unit Price                                           $7.61           9.72         10.07
     Number of Units                                     38,982         26,857        12,895
     With One Optional Benefit
     Unit Price                                          $10.05              -             -
     Number of Units                                      2,516              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST T. Rowe Price Natural Resources (1995)
     With No Optional Benefits
     Unit Price                                          $10.42          11.18         11.24
     Number of Units                                      4,994          1,879           -0-
     With One Optional Benefit
     Unit Price                                          $10.44              -             -
     Number of Units                                      1,940              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Alliance Growth 12 (1996)
     With No Optional Benefits
     Unit Price                                           $4.86           7.12          8.46
     Number of Units                                    106,056        106,762        97,356
     With One Optional Benefit
     Unit Price                                           $9.35              -             -
     Number of Units                                      1,038              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.34              -             -
     Number of Units                                        618              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST MFS Growth (1999)
     With No Optional Benefits
     Unit Price                                           $5.31           7.48          9.68
     Number of Units                                    112,701         47,656         3,089
     With One Optional Benefit
     Unit Price                                           $9.47              -             -
     Number of Units                                     18,241              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Marsico Capital Growth (1997)
     With No Optional Benefits
     Unit Price                                           $6.50           7.80         10.09
     Number of Units                                    228,033        182,904       114,992
     With One Optional Benefit
     Unit Price                                           $9.52              -             -
     Number of Units                                     78,038              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.52              -             -
     Number of Units                                     26,662              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Goldman Sachs Concentrated Growth 13 (1992)
     With No Optional Benefits
     Unit Price                                           $3.69           5.33          7.90
     Number of Units                                    405,437        404,404       235,747
     With One Optional Benefit
     Unit Price                                           $9.47              -             -
     Number of Units                                      1,309              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST DeAm Large-Cap Growth 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                           $9.65              -             -
     Number of Units                                      5,883              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST DeAm Large-Cap Value 14 (2000)
     With No Optional Benefits
     Unit Price                                           $7.67           9.17          9.83
     Number of Units                                      7,126          1,696           442
     With One Optional Benefit
     Unit Price                                           $9.98              -             -
     Number of Units                                      4,779              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Alliance/Bernstein Growth + Value (2001)
     With No Optional Benefits
     Unit Price                                           $7.14           9.64             -
     Number of Units                                     37,810            -0-             -
     With One Optional Benefit
     Unit Price                                           $9.79              -             -
     Number of Units                                      2,021              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST AST Sanford Bernstein Core Value (2001)
     With No Optional Benefits
     Unit Price                                           $8.61          10.05             -
     Number of Units                                     82,054         18,453             -
     With One Optional Benefit
     Unit Price                                          $10.09              -             -
     Number of Units                                     65,721              -             -
     With Any Two Optional Benefits
     Unit Price                                          $10.08              -             -
     Number of Units                                     25,273              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Cohen & Steers Realty (1998)
     With No Optional Benefits
     Unit Price                                          $11.91          11.75         11.57
     Number of Units                                     25,464         16,487        16,557
     With One Optional Benefit
     Unit Price                                          $10.33              -             -
     Number of Units                                      1,341              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Sanford Bernstein Managed Index 500 15 (1998)
     With No Optional Benefits
     Unit Price                                           $6.59           8.41          9.46
     Number of Units                                     90,506         39,414         9,941
     With One Optional Benefit
     Unit Price                                           $9.81              -             -
     Number of Units                                      3,351              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.81              -             -
     Number of Units                                        681              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST American Century Income & Growth 16 (1997)
     With No Optional Benefits
     Unit Price                                           $6.70           8.47          9.36
     Number of Units                                    124,168        113,372        70,887
     With One Optional Benefit
     Unit Price                                           $9.90              -             -
     Number of Units                                        813              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Alliance Growth and Income 17 (1992)
     With No Optional Benefits
     Unit Price                                           $7.84          10.35         10.53
     Number of Units                                    142,152        205,232        34,439
     With One Optional Benefit
     Unit Price                                           $9.84              -             -
     Number of Units                                     18,189              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.83              -             -
     Number of Units                                        717              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST MFS Growth with Income (1999)
     With No Optional Benefits
     Unit Price                                           $6.52           8.42         10.09
     Number of Units                                     18,434         18,030         1,919
     With One Optional Benefit
     Unit Price                                           $9.72              -             -
     Number of Units                                        809              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST INVESCO Capital Income 18 (1994)
     With No Optional Benefits
     Unit Price                                           $7.59           9.31         10.32
     Number of Units                                     44,419         44,212         8,596
     With One Optional Benefit
     Unit Price                                           $9.90              -             -
     Number of Units                                      5,087              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.90              -             -
     Number of Units                                        200              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST DeAM Global Allocation 19 (1993)
     With No Optional Benefits
     Unit Price                                           $7.38           8.84         10.14
     Number of Units                                     34,451         38,208        30,678
     With One Optional Benefit
     Unit Price                                           $9.94              -             -
     Number of Units                                         67              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST American Century Strategic Balanced (1997)
     With No Optional Benefits
     Unit Price                                           $8.36           9.38          9.87
     Number of Units                                      5,490          4,905         1,725
     With One Optional Benefit
     Unit Price                                           $9.97              -             -
     Number of Units                                      2,914              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST T. Rowe Price Asset Allocation (1994)
     With No Optional Benefits
     Unit Price                                           $8.47           9.52         10.12
     Number of Units                                     13,799         13,152         2,412
     With One Optional Benefit
     Unit Price                                           $9.97              -             -
     Number of Units                                      4,012              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST T. Rowe Price Global Bond 20 (1994)
     With No Optional Benefits
     Unit Price                                          $12.32          10.84         10.70
     Number of Units                                     36,987         16,390           -0-
     With One Optional Benefit
     Unit Price                                          $10.32              -             -
     Number of Units                                      2,954              -             -
     With Any Two Optional Benefits
     Unit Price                                          $10.31              -             -
     Number of Units                                      4,861              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Federated High Yield (1994)
     With No Optional Benefits
     Unit Price                                           $9.16           9.27          9.37
     Number of Units                                     73,614         45,297        12,929
     With One Optional Benefit
     Unit Price                                          $10.27              -             -
     Number of Units                                      2,990              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Lord Abbett Bond-Debenture (2000)
     With No Optional Benefits
     Unit Price                                          $10.22          10.30         10.13
     Number of Units                                     43,077         16,628           425
     With One Optional Benefit
     Unit Price                                          $10.24              -             -
     Number of Units                                     27,024              -             -
     With Any Two Optional Benefits
     Unit Price                                          $10.23              -             -
     Number of Units                                        274              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST DeAM Bond 8 (2002)
     With No Optional Benefits
     Unit Price                                          $10.68              -             -
     Number of Units                                      3,479              -             -
     With One Optional Benefit
     Unit Price                                          $10.16              -             -
     Number of Units                                        188              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST PIMCO Total Return Bond (1994)
     With No Optional Benefits
     Unit Price                                          $12.72          11.80         10.97
     Number of Units                                    362,294        275,317        37,918
     With One Optional Benefit
     Unit Price                                          $10.17              -             -
     Number of Units                                     87,940              -             -
     With Any Two Optional Benefits
     Unit Price                                          $10.17              -             -
     Number of Units                                     11,308              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST PIMCO Limited Maturity Bond (1995)
     With No Optional Benefits
     Unit Price                                          $10.09          11.29         10.59
     Number of Units                                     38,260        112,948         1,940
     With One Optional Benefit
     Unit Price                                          $10.09              -             -
     Number of Units                                      3,018              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
AST Money Market (1992)
     With No Optional Benefits
     Unit Price                                          $10.57          10.57         10.32
     Number of Units                                    403,604        179,509        29,567
     With One Optional Benefit
     Unit Price                                           $9.99              -             -
     Number of Units                                     69,199              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.99              -             -
     Number of Units                                     11,113              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
Gartmore Variable Investment Trust - GVIT
Developing Markets 9 (1996)
     With No Optional Benefits
     Unit Price                                           $6.71           7.53          8.19
     Number of Units                                      6,530          6,555         3,293
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
Wells Fargo Variable Trust - Equity Income (1999)
     With No Optional Benefits
     Unit Price                                          $12.67          15.89         17.01
     Number of Units                                      1,063          1,992           -0-
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
INVESCO VIF - Dynamics (1999)
     With No Optional Benefits
     Unit Price                                           $4.57           6.80          9.99
     Number of Units                                     18,808         15,825        22,264
     With One Optional Benefit
     Unit Price                                           $9.71              -             -
     Number of Units                                      1,332              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
INVESCO VIF - Technology (1999)
     With No Optional Benefits
     Unit Price                                           $2.24           4.27          7.98
     Number of Units                                     30,448         35,767        25,984
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
INVESCO VIF - Health Sciences (1999)
     With No Optional Benefits
     Unit Price                                           $8.46          11.35         13.14
     Number of Units                                     19,405         27,104        32,969
     With One Optional Benefit
     Unit Price                                           $9.52              -             -
     Number of Units                                        892              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.52              -             -
     Number of Units                                        223              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
INVESCO VIF - Financial Services (1999)
     With No Optional Benefits
     Unit Price                                           $9.26          11.02         12.38
     Number of Units                                      7,204          8,536         9,786
     With One Optional Benefit
     Unit Price                                           $9.93              -             -
     Number of Units                                        979              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.92              -             -
     Number of Units                                        190              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
INVESCO VIF - Telecommunications (1999)
     With No Optional Benefits
     Unit Price                                           $1.78           3.66          8.05
     Number of Units                                     26,718         16,854        20,235
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
Evergreen VA - Global Leaders (1999)
     With No Optional Benefits
     Unit Price                                           $6.70           8.51          9.96
     Number of Units                                      6,031         12,525           350
     With One Optional Benefit
     Unit Price                                           $9.67              -             -
     Number of Units                                        797              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
Evergreen VA - Special Equity (1999)
     With No Optional Benefits
     Unit Price                                           $6.10           8.49          9.35
     Number of Units                                      5,427          5,085           -0-
     With One Optional Benefit
     Unit Price                                           $9.86              -             -
     Number of Units                                        295              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
Evergreen VA - Omega (2000)
     With No Optional Benefits
     Unit Price                                               -           9.04             -
     Number of Units                                          -            -0-             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Europe 30 (1999)
     With No Optional Benefits
     Unit Price                                           $5.11           6.97          9.30
     Number of Units                                      2,539          7,317           -0-
     With One Optional Benefit
     Unit Price                                           $9.70              -             -
     Number of Units                                         69              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Asia 30 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Japan 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Banks 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Basic Materials 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                          $10.35              -             -
     Number of Units                                         70              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Biotechnology (2001)
     With No Optional Benefits
     Unit Price                                           $5.17           8.38             -
     Number of Units                                        460          3,279             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Consumer Cyclical 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                           $9.38              -             -
     Number of Units                                        686              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Consumer Non-Cyclical 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                           $9.91              -             -
     Number of Units                                         74              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Energy (2001)
     With No Optional Benefits
     Unit Price                                               -           9.20             -
     Number of Units                                          -            -0-             -
     With One Optional Benefit
     Unit Price                                          $10.12              -             -
     Number of Units                                        641              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Financial (2001)
     With No Optional Benefits
     Unit Price                                           $7.76           9.23             -
     Number of Units                                      3,258          8,154             -
     With One Optional Benefit
     Unit Price                                           $9.85              -             -
     Number of Units                                         73              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.84              -             -
     Number of Units                                        401              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Healthcare (2001)
     With No Optional Benefits
     Unit Price                                           $7.15           9.37             -
     Number of Units                                      1,235          2,564             -
     With One Optional Benefit
     Unit Price                                           $9.60              -             -
     Number of Units                                      1,177              -             -
     With Any Two Optional Benefits
     Unit Price                                           $9.60              -             -
     Number of Units                                        416              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Industrial 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                          $10.21              -             -
     Number of Units                                         72              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Internet 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Pharmaceuticals 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Precious Metals 8 (2002)
     With No Optional Benefits
     Unit Price                                           $9.73              -             -
     Number of Units                                      1,179              -             -
     With One Optional Benefit
     Unit Price                                          $11.31              -             -
     Number of Units                                         65              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Real Estate (2001)
     With No Optional Benefits
     Unit Price                                          $10.65          10.78             -
     Number of Units                                      2,230          2,306             -
     With One Optional Benefit
     Unit Price                                          $10.21              -             -
     Number of Units                                         73              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP -Semiconductor 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Technology (2001)
     With No Optional Benefits
     Unit Price                                               -           5.92             -
     Number of Units                                          -         12,704             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Telecommunications (2001)
     With No Optional Benefits
     Unit Price                                               -           7.11             -
     Number of Units                                          -            -0-             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Utilities (2001)
     With No Optional Benefits
     Unit Price                                           $6.11           8.13             -
     Number of Units                                        491            -0-             -
     With One Optional Benefit
     Unit Price                                          $10.62              -             -
     Number of Units                                        836              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Bull 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Bear (2001)
     With No Optional Benefits
     Unit Price                                          $13.78          11.55             -
     Number of Units                                      2,012            -0-             -
     With One Optional Benefit
     Unit Price                                          $10.14              -             -
     Number of Units                                        658              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - UltraBull 22 (2001)
     With No Optional Benefits
     Unit Price                                           $4.72           7.48             -
     Number of Units                                      2,988            -0-             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - OTC (2001)
     With No Optional Benefits
     Unit Price                                               -           5.77             -
     Number of Units                                          -            -0-             -
     With One Optional Benefit
     Unit Price                                           $9.36              -             -
     Number of Units                                        205              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Short OTC 8 (2002)
     With No Optional Benefits
     Unit Price                                          $11.03              -             -
     Number of Units                                        934              -             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - UltraOTC (1999)
     With No Optional Benefits
     Unit Price                                               -           1.25          4.06
     Number of Units                                          -         58,556         3,787
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Mid-Cap Value 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                          $10.07              -             -
     Number of Units                                      2,821              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Mid-Cap Growth 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                           $9.82              -             -
     Number of Units                                      2,879              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - UltraMid-Cap 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Small-Cap Value 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                          $10.15              -             -
     Number of Units                                        568              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Small-Cap Growth 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - UltraSmall-Cap 23 (1999)
     With No Optional Benefits
     Unit Price                                           $4.82           8.50          9.32
     Number of Units                                        953            -0-         3,174
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - U.S. Government Plus 8 (2002)
     With No Optional Benefits
     Unit Price                                          $11.59              -             -
     Number of Units                                      1,005              -             -
     With One Optional Benefit
     Unit Price                                          $10.20              -             -
     Number of Units                                        592              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

                                                     Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------
Sub-account                                            2002          2001           2000
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
ProFund VP - Rising Rates Opportunity 8 (2002)
     With No Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With One Optional Benefit
     Unit Price                                           $9.70              -             -
     Number of Units                                      3,456              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
First Trust(R)10 Uncommon Values (2000)
     With No Optional Benefits
     Unit Price                                           $2.95           4.73          7.44
     Number of Units                                     23,080         31,543        32,451
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------
Prudential - SP Jennison International Growth
(2001)
     With No Optional Benefits
     Unit Price                                           $5.64           7.40             -
     Number of Units                                      1,341            -0-             -
     With One Optional Benefit
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With Any Two Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
     With All Optional Benefits
     Unit Price                                               -              -             -
     Number of Units                                          -              -             -
-------------------------------------------------- ------------- -------------- -------------

1.       Effective December 10, 2001, Strong Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, A I M Capital  Management,  Inc.  served as  Sub-advisor  of the Portfolio,  then named "AST AIM  International  Equity."
     Between October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST Putnam  International  Equity."  Prior to October 15, 1996,  Seligman  Henderson  Co. served as  Sub-advisor  of the
     Portfolio, then named "Seligman Henderson International Equity Portfolio."
2.       Effective November 11, 2002,  William Blair & Company,  L.L.C.  became Sub-advisor of the Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Overseas Growth."
3.       This  Portfolio  reflects the  addition of the net assets of the AST American  Century  International  Growth  Portfolio II
     ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
4.       Effective  May 1, 2002,  Deutsche  Asset  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2002,
     Founders Asset Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport." Prior to October
     15, 1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small
     Cap Portfolio."
5.       Effective  September 17, 2001, Pilgrim Baxter & Associates,  Ltd. became  Sub-advisor of the Portfolio.  Prior to September
     17, 2001, Janus Capital  Corporation served as Sub-advisor of the Portfolio,  then named "AST Janus Small-Cap Growth." Prior to
     December 31, 1998,  Founders  Asset  Management,  LLC served as  Sub-advisor of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
6.       Effective December 10, 2001,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001, the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
7.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
8.       These portfolios were first offered as Sub-accounts on May 1, 2002.
9.       The condensed  financial  information of this Gartmore  Variable  Investment Trust portfolio  relates to prior periods when such  portfolio was a portfolio of Montgomery  Variable  Series.  Pursuant to a shareholder  vote,  effective June 20, 2003 the
     Montgomery Variable Series - Emerging Markets Portfolio  transferred its assets to the GVIT Developing Markets Portfolio of the
     Gartmore Variable Investment Trust.
10.      Effective  November 11, 2002,  Goldman Sachs Asset Management  became  Sub-advisor of the Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Mid-Cap Growth."
11.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
12.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
13.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
14.      Effective  November 11, 2002,  Goldman Sachs Asset Management  became  Sub-advisor of the Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST JanCap Growth."
15.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, Janus
     Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
16.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
17.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
18.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
19.      Effective July 1, 2002, the AST INVESCO Equity Income portfolio changed its name to AST INVESCO Capital Income.
20.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, A I M
     Capital  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
21.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
22.      Effective  May 1, 2003,  the ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP UltraBull to reflect a change in its investment objective.
23.      Prior to May 1, 2000,  ProFund VP UltraSmall-Cap  was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.

                                        APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000  initial  Purchase  Payment is made. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account  Value is maintained in the variable  investment  options.  The formula for  determining  the Enhanced  Beneficiary
Protection Optional Death Benefit is as follows:

           Growth =               Account Value of variable             minus         Purchase Payments - proportional
                               investment options plus Interim
                                Value of Fixed Allocations (no
                                         MVA applies)                                           withdrawals

Example with market increase
Assume that the Owner has made no withdrawals  and that the Account Value has been  increasing due to positive  market  performance.
On the date we receive  due proof of death,  the  Account  Value is  $75,000.  The basic  Death  Benefit is  calculated  as Purchase
Payments minus proportional  withdrawals,  or Account Value, which ever is greater.  Therefore,  the basic Death Benefit is equal to
$75,000.  The Enhanced  Beneficiary  Protection  Optional Death Benefit is equal to the amount payable under the basic Death Benefit
($75,000) PLUS 40% of the "Growth" under the Annuity.

         Growth   =        $75,000 - [$50,000 - $0]
                  =        $25,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $25,000 * 0.40
                  =        $10,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $85,000

Examples with market decline
Assume  that the  Owner  has made no  withdrawals  and that  the  Account  Value  has been  decreasing  due to  declines  in  market performance.  On the date we receive due proof of death,  the Account  Value is $45,000.  The basic Death  Benefit is  calculated as
Purchase Payments minus proportional  withdrawals,  or Account Value, which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection Optional Death Benefit is equal to the amount payable under the basic Death
Benefit ($50,000) PLUS the "Growth" under the Annuity.

         Growth   =        $45,000 - [$50,000 - $0]
                  =        $-5,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  NO BENEFIT IS PAYABLE

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $50,000

In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.

Example with market increase and withdrawals
Assume that the Account Value has been increasing due to positive  market  performance and the Owner made a withdrawal of $15,000 in
Annuity Year 5 when the Account  Value was $75,000.  On the date we receive due proof of death,  the Account  Value is $90,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or Account Value,  which ever is greater.
Therefore,  the basic Death Benefit is equal to $90,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death Benefit ($90,000) PLUS 40% of the "Growth" under the Annuity.

         Growth   =        $90,000 - [$50,000 - ($50,000 * $15,000/$75,000)]
                  =        $90,000 - [$50,000 - $10,000]
                  =        $90,000 - $40,000
                  =        $50,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $50,000 * 0.40
                  =        $20,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $110,000

Examples of Highest Anniversary Value Death Benefit Calculation
The  following  are examples of how the Highest  Anniversary  Value Death  Benefit is  calculated.  Each example  assumes an initial
Purchase  Payment of  $50,000.  Each  example  assumes  that there is one Owner who is age 70 on the Issue Date and that all Account
Value is maintained in the variable investment options.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance  and that no withdrawals have been made.  On the date we receive due proof of death,  the Account Value is $75,000;  however,  the  Anniversary  Value on the
5th  anniversary  of the Issue Date was $90,000.  Assume as well that the Owner has died before the Death Benefit  Target Date.  The
Death Benefit is equal to the greater of the Highest  Anniversary  Value or the basic Death Benefit.  The Death Benefit would be the
Highest  Anniversary  Value  ($90,000)  because it is greater  than the amount  that would have been  payable  under the basic Death
Benefit ($75,000).

Example with withdrawals
Assume that the Account Value has been increasing due to positive  market  performance and the Owner made a withdrawal of $15,000 in
Annuity  Year 7 when the  Account  Value was  $75,000.  On the date we receive  due proof of death,  the  Account  Value is $80,000;
however,  the  Anniversary  Value on the 5th  anniversary  of the  Issue  Date was  $90,000.  Assume as well that the Owner has died before the Death  Benefit  Target  Date.  The Death  Benefit is equal to the greater of the Highest  Anniversary  Value or the basic
Death Benefit.

Highest Anniversary Value  = $90,000 - [$90,000 * $15,000/$75,000]
                                    = $90,000 - $18,000
                                    = $72,000

Basic Death Benefit                 = $80,000 - [$80,000 * $15,000/$75,000]
                                    = $80,000 - $16,000
                                    = $64,000

Example with death after Death Benefit Target Date
Assume that the Owner's Account Value has generally been  increasing due to positive market  performance and that no withdrawals had been made prior to the Death  Benefit  Target Date.  Further  assume that the Owner dies after the Death Benefit  Target Date,  when the Account Value is $75,000.  The Highest  Anniversary Value on the Death Benefit Target Date was $80,000;  however,  following the
Death  Benefit  Target  Date,  the Owner made a Purchase  Payment of $15,000 and had taken a  withdrawal  of $5,000 when the Account
Value was  $70,000.  The Death  Benefit is equal to the  greater of the  Highest  Anniversary  Value plus  Purchase  Payments  minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Anniversary Value  = $80,000 + $15,000 - [$80,000 * $5,000/$70,000]
                                    = $80,000 + $15,000 - $5,714
                                    = $100,714

Basic Death Benefit                 = $75,000

                                               THIS PAGE IS INTENTIONALLY LEFT BLANK.

-------------------------------------------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS WFVASAPIII-PROS (12/2003).
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

                                       _______________________________________________________
                                                          (print your name)

                                       _______________________________________________________
                                                              (address)

                                       _______________________________________________________
                                                        (city/state/zip code)

                                                                NOTES

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-680-8920                                                                           Telephone: 203-926-1888
http://www.americanskandia.prudential.com                                         http://www.americanskandia.prudential.com

                                                         MAILING ADDRESSES:

                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                   Attention: Stagecoach Annuity
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                   Attention: Stagecoach Annuity
                                                        One Corporate Drive
                                                         Shelton, CT 06484

                                                                NOTES
                                                                NOTES
                                                                NOTES
                                                                NOTES
                                                               NOTES

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

                                                         TABLE OF CONTENTS

ITEM                                                                                                                   PAGE

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THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS  SEND A WRITTEN  REQUEST  TO  AMERICAN  SKANDIA - VARIABLE  ANNUITIES,  Attention:  Stagecoach  Annuity,  P.O.  BOX 7040,
BRIDGEPORT, CONNECTICUT 06601-7040, OR TELEPHONE 1-800-680-8920.  OUR ELECTRONIC MAIL ADDRESS IS SERVICE@PRUDENTIAL.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  December 15, 2003                              Date of Statement of Additional Information:  December 15, 2003
WFVASAP III - SAI (12/2003)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us") is a stock life insurance company domiciled in  Connecticut  with  licenses in all 50 states,  the  District of Columbia  and Puerto Rico.  American  Skandia is a  wholly-owned subsidiary of American  Skandia,  Inc.  ("ASI").  American  Skandia's  principal  business address is One Corporate Drive,  Shelton,
Connecticut 06484.

Effective May 1, 2003,  Skandia U.S. Inc., the sole  shareholder of ASI, which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc., a New Jersey  corporation  ("Prudential  Financial").  Prudential  Financial is a New Jersey insurance holding  company whose  subsidiary  companies  serve  individual and  institutional  customers  worldwide and include The Prudential
Insurance  Company of America,  one of the largest life insurance  companies in the U.S. These companies offer a variety of products and services,  including life insurance,  property and casualty insurance,  mutual funds, annuities,  pension and retirement related services and administration,  asset management,  securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts.  However, following the closing of the acquisition, Prudential Financial will exercise significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance  of the  underlying  mutual funds or portfolios of underlying  mutual funds offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the
Portfolios.  Each  Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of Separate  Account B was consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1 Sub-accounts),  which was subsequently  renamed American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B has  multiple  Unit  Prices to reflect the daily  charge deducted for each combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge for each optional benefit offered under Annuity  contracts  funded through  Separate  Account B. The  consolidation of Separate Account B had no impact on Annuity Owners.

During  the  accumulation  phase,  we  offer  a  number  of  Sub-accounts.   Certain  Sub-accounts  may  not  be  available  in  all
jurisdictions.  If and when we obtain approval of the applicable  authorities to make such  Sub-accounts  available,  we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services, Incorporated ("ASISI"), the co-investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection  with purchases and sales of securities held by Portfolios of American
Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2002: 193,374,436;  2001:  $193,056,109;  2000:
$355,445,427.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and the Statement of Additional  Information.  At the beginning of the seven day period, the hypothetical  contract had a balance of one
Unit.  The  current  and  effective  yields  reflect  the  Insurance  Charge  and  the  Distribution  Charge  deducted  against  the
Sub-account.  The Insurance  Charge and the Distribution  Charge  compensate  American Skandia for providing the insurance  benefits under the Annuity.  In an extremely low interest rate  environment,  money market yields,  after deducting the Insurance  Charge and the  Distribution  Charge,  may be negative,  even though the  Portfolio's  yield (before  deducting  the  Insurance  Charge and the
Distribution  Charge) is positive.  Please note that current and effective yield  information  will fluctuate.  This information may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                   AST Money Market                        -0.35%                             -0.34%

Total Return
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account during the most recent one, five and ten year periods (or since the inception  date that the  Portfolio  has been offered as a  Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge,  the Annual  Maintenance Fee (if  applicable)  and the  Distribution  Charge (if applicable)  are deducted and that the Annuity is  surrendered  at the end of the  applicable  period,  meaning that any  Contingent
Deferred  Sales  Charge  that would  apply upon  surrender  is also  deducted.  "Non-standard  Total  Return"  figures  include  any performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and charges.  In particular,  they may assume no surrender  at the end of the  applicable  period so that the CDSC does not apply.  "Non-standard  Total  Returns" may also assume that the Annual  Maintenance  Fee does not apply due to the average  Account Value being greater than $100,000,  where the charge is waived.  Standard and  Non-standard  Total  Returns will not reflect  charges that apply to any optional  benefits.  The  additional cost  associated  with any  optional  benefits  you  elected  will reduce  your  performance.  Non-Standard  Total  Returns  must be accompanied by Standard Total Returns.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31, 2002.  The  "inception-to-date"  figures  shown below are based on the  inception  date of the  Portfolio.  Where no figures are shown  indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios  prior to inception  of a  Sub-account  is  provided  by the  underlying  mutual  funds.  The  Total  Return  for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                     (Assuming no CDSC with maintenance fees)
                                                 maintenance fees)
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
WFVT Equity Income                 -26.62%    N/A       N/A       N/A       9.48%       -19.87%     N/A       N/A       N/A     12.03%

AST Strong International Equity    -25.79%  -26.74%    -3.56%     N/A       2.59%       -19.04%   -23.28%    -2.54%     N/A      2.59%
AST William Blair International
  Growth                           -32.99%  -28.93%    -3.64%     N/A      -0.22%       -26.24%   -25.26%    -2.61%     N/A      0.52%
AST American Century
  International Growth             -26.84%  -25.07%    -2.44%     N/A       0.26%       -20.09%   -21.75%    -1.46%     N/A      0.99%
AST DeAM International Equity      -24.41%  -31.36%    -5.61%     N/A      -1.43%       -17.66%   -27.45%    -4.50%     N/A     -1.05%
AST MFS Global Equity              -19.67%  -13.03%     N/A       N/A      -9.30%       -12.92%   -10.52%     N/A       N/A     -7.10%
AST PBHG Small-Cap Growth          -41.67%  -36.94%    -6.32%     N/A       3.21%       -34.92%   -32.38%    -5.18%     N/A      3.36%
AST DeAM Small-Cap Growth          -33.77%  -29.74%     N/A       N/A      -13.14%      -27.02%   -25.99%     N/A       N/A     -10.99%
AST Federated Aggressive Growth    -36.49%    N/A       N/A       N/A      -31.34%      -29.74%     N/A       N/A       N/A     -27.00%
AST Gabelli Small-Cap Value        -16.80%   3.14%     -0.41%     N/A       4.00%       -10.05%    4.95%     0.49%      N/A      4.61%
AST DeAM Small-Cap Value             N/A      N/A       N/A       N/A      -29.68%        N/A       N/A       N/A       N/A     -22.93%
AST Goldman Sachs  Mid-Cap
  Growth                           -34.77%    N/A       N/A       N/A      -43.53%      -28.02%     N/A       N/A       N/A     -37.89%
AST NB Mid-Cap Growth              -38.49%  -26.38%    -4.84%     N/A       3.57%       -31.74%   -22.94%    -3.77%     N/A      3.74%
AST NB Mid-Cap Value               -17.97%   0.77%     1.08%      N/A       6.44%       -11.22%    2.65%     1.93%      N/A      6.44%
AST Alger All-Cap Growth           -43.05%  -33.22%     N/A       N/A      -32.95%      -36.30%   -29.11%     N/A       N/A     -28.86%
AST Gabelli All-Cap Value          -28.07%    N/A       N/A       N/A      -14.68%      -21.32%     N/A       N/A       N/A     -11.28%
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST T. Rowe Price Natural          -12.99%   3.90%     4.88%      N/A       8.74%        -6.24%    5.67%     5.62%      N/A      8.94%
  Resources
AST Alliance Growth                -38.27%  -24.13%    -4.64%     N/A       0.02%       -31.52%   -20.88%    -3.57%     N/A      0.55%
AST MFS Growth                     -35.48%  -23.12%     N/A       N/A      -18.44%      -28.73%   -19.95%     N/A       N/A     -15.68%
AST Marsico Capital Growth         -22.95%  -20.91%    2.58%      N/A       2.63%       -16.20%   -17.91%    3.38%      N/A      3.42%
AST Goldman Sachs Concentrated
  Growth                           -37.13%  -35.90%    -4.70%     N/A       6.40%       -30.38%   -31.47%    -3.63%     N/A      6.40%
AST DeAM Large-Cap Growth            N/A      N/A       N/A       N/A      -29.78%        N/A       N/A       N/A       N/A     -23.03%
AST DeAM Large-Cap Value           -22.69%    N/A       N/A       N/A      -14.38%      -15.94%     N/A       N/A       N/A     -11.00%
AST Alliance/Bernstein Growth +
   Value                           -32.33%    N/A       N/A       N/A      -22.62%      -25.58%     N/A       N/A       N/A     -17.91%
AST Sanford Bernstein Core Value   -20.64%    N/A       N/A       N/A      -12.45%      -13.89%     N/A       N/A       N/A     -8.09%
AST Cohen & Steers Realty          -4.85%     N/A       N/A       N/A       0.97%        1.90%      N/A       N/A       N/A      1.99%
AST Sanford Bernstein Managed
  Index 500                        -27.99%  -16.73%     N/A       N/A      -1.68%       -21.24%   -14.01%     N/A       N/A     -0.55%
AST American Century Income &
  Growth                                                                                -20.42%   -13.83%    -2.72%     N/A      0.93%
AST Alliance Growth and Income     -27.17%  -16.54%    -3.75%     N/A       0.20%       -23.87%    -7.66%    0.28%      N/A      7.35%
AST MFS Growth with Income         -30.62%  -10.00%    -0.63%     N/A       7.35%       -22.22%   -13.45%     N/A       N/A     -11.30%
AST INVESCO Capital Income         -28.97%  -16.13%     N/A       N/A      -13.75%      -18.11%    -8.26%    -0.73%     N/A      6.05%
AST DeAM Global Allocation         -24.86%  -10.64%    -1.68%     N/A       5.92%       -16.07%   -11.32%    -1.27%     N/A      4.23%
AST American Century Strategic
  Balanced                         -17.17%   -8.59%    1.29%      N/A       3.16%       -10.42%    -6.31%    2.13%      N/A      3.80%
AST T. Rowe Price Asset
   Allocation                      -17.31%   -8.10%    0.58%      N/A       5.91%       -10.56%    -5.85%    1.44%      N/A      6.04%
AST T. Rowe Price Global Bond       7.44%    2.96%     2.78%      N/A       2.59%        14.19%    4.77%     3.58%      N/A      2.76%
AST Federated High Yield           -7.45%    -6.17%    -2.81%     N/A       2.88%        -0.70%    -4.01%    -1.82%     N/A      3.04%
AST Lord Abbett Bond-Debenture     -7.09%     N/A       N/A       N/A      -1.37%        -0.34%     N/A       N/A       N/A      1.51%
AST DeAM Bond                        N/A      N/A       N/A       N/A       0.39%         N/A       N/A       N/A       N/A      7.14%
AST PIMCO Total Return Bond         1.67%    7.43%     6.04%      N/A       6.30%        8.42%     9.09%     6.74%      N/A      6.42%
AST PIMCO Limited Maturity
  Bond                             -1.32%    5.02%     4.83%      N/A       5.14%        5.43%     6.76%     5.56%      N/A      5.39%

MV Emerging Markets                -17.11%  -19.19%   -11.30%     N/A      -8.20%       -10.36%   -16.31%    -9.89%     N/A     -7.35%

INVESCO VIF Dynamics               -39.18%  -27.42%     N/A       N/A      -16.71%      -32.43%   -23.89%     N/A       N/A     -14.07%
INVESCO VIF Technology             -54.03%  -46.27%     N/A       N/A      -31.58%      -47.28%   -40.22%     N/A       N/A     -27.62%
INVESCO VIF Health Sciences        -31.78%   -7.78%     N/A       N/A      -3.28%       -25.03%    -5.54%     N/A       N/A     -1.35%
INVESCO VIF Financial Services     -22.29%   -4.27%     N/A       N/A       0.35%       -15.54%    -2.19%     N/A       N/A      2.13%
INVESCO VIF
  Telecommunications               -57.97%  -53.17%     N/A       N/A      -40.69%      -51.22%   -45.58%     N/A       N/A     -35.44%

Evergreen VA Global Leaders        -27.62%  -17.73%     N/A       N/A      -12.00%      -20.87%   -14.94%     N/A       N/A     -9.65%
Evergreen VA Special Equity        -34.49%  -18.58%     N/A       N/A      -11.64%      -27.74%   -15.73%     N/A       N/A     -9.31%
Evergreen VA Omega                 -32.70%    N/A       N/A       N/A      -26.10%      -25.95%     N/A       N/A       N/A     -21.25%

ProFund VP Europe 30               -33.08%  -25.07%     N/A       N/A      -18.02%      -26.33%   -21.75%     N/A       N/A     -15.29%
ProFund VP Asia 30                   N/A      N/A       N/A       N/A      -28.81%        N/A       N/A       N/A       N/A     -22.06%
ProFund VP Japan                     N/A      N/A       N/A       N/A      -33.96%        N/A       N/A       N/A       N/A     -27.21%
ProFund VP Banks                     N/A      N/A       N/A       N/A      -20.61%        N/A       N/A       N/A       N/A     -13.86%
ProFund VP Basic Materials           N/A      N/A       N/A       N/A      -21.68%        N/A       N/A       N/A       N/A     -14.93%
ProFund VP Biotechnology           -44.76%    N/A       N/A       N/A      -33.46%      -38.01%     N/A       N/A       N/A     -28.53%
ProFund VP Consumer Cyclical         N/A      N/A       N/A       N/A      -33.89%        N/A       N/A       N/A       N/A     -27.14%
ProFund VP Consumer Non-Cyclical     N/A      N/A       N/A       N/A      -23.50%        N/A       N/A       N/A       N/A     -16.75%
ProFund VP Energy                  -24.42%    N/A       N/A       N/A      -17.21%      -17.67%     N/A       N/A       N/A     -13.15%
ProFund VP Financial               -22.27%    N/A       N/A       N/A      -15.84%      -15.52%     N/A       N/A       N/A     -11.84%
ProFund VP Healthcare              -30.03%    N/A       N/A       N/A      -19.66%      -23.28%     N/A       N/A       N/A     -15.48%
ProFund VP Industrial                N/A      N/A       N/A       N/A      -27.02%        N/A       N/A       N/A       N/A     -20.27%
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- ---------- -------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1         3         5        10     Inception        1         3         5         10    Inception
                                    Year      Years     Years    Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- ---------- -------- --------- ---------- -- --------- --------- --------- -------- ----------
ProFund VP Internet                  N/A       N/A       N/A      N/A      -20.58%        N/A       N/A       N/A       N/A     -13.83%
ProFund VP Pharmaceuticals           N/A       N/A       N/A      N/A      -20.68%        N/A       N/A       N/A       N/A     -13.93%
ProFund VP Precious Metals           N/A       N/A       N/A      N/A      -9.13%         N/A       N/A       N/A       N/A     -2.38%
ProFund VP Real Estate             -7.47%      N/A       N/A      N/A       0.41%        -0.72%     N/A       N/A       N/A      3.83%
ProFund VP Semiconductor             N/A       N/A       N/A      N/A      -55.13%        N/A       N/A       N/A       N/A     -48.38%
ProFund VP Technology              -47.90%     N/A       N/A      N/A      -47.99%      -41.15%     N/A       N/A       N/A     -41.89%
ProFund VP Telecommunications      -45.07%     N/A       N/A      N/A      -39.94%      -38.32%     N/A       N/A       N/A     -34.55%
ProFund VP Utilities               -31.27%     N/A       N/A      N/A      -26.61%      -24.52%     N/A       N/A       N/A     -22.09%
ProFund VP Bull                      N/A       N/A       N/A      N/A      -26.62%        N/A       N/A       N/A       N/A     -19.87%
ProFund VP Bear                    13.19%      N/A       N/A      N/A      15.64%        19.94%     N/A       N/A       N/A     18.65%
ProFund VP UltraBull               -43.36%     N/A       N/A      N/A      -37.00%      -36.61%     N/A       N/A       N/A     -31.83%
ProFund VP OTC                     -45.86%     N/A       N/A      N/A      -47.67%      -39.11%     N/A       N/A       N/A     -41.61%
ProFund VP Short OTC                 N/A       N/A       N/A      N/A       3.91%         N/A       N/A       N/A       N/A     10.66%
ProFund VP UltraOTC                -75.98%  -132.95%     N/A      N/A      -64.83%      -69.23%   -71.67%     N/A       N/A     -59.09%
ProFund VP Mid-Cap Value             N/A       N/A       N/A      N/A      -29.68%        N/A       N/A       N/A       N/A     -22.93%
ProFund VP Mid-Cap Growth            N/A       N/A       N/A      N/A      -29.31%        N/A       N/A       N/A       N/A     -22.56%
ProFund VP UltraMid-Cap              N/A       N/A       N/A      N/A      -49.36%        N/A       N/A       N/A       N/A     -42.61%
ProFund VP Small-Cap Value           N/A       N/A       N/A      N/A      -35.45%        N/A       N/A       N/A       N/A     -28.70%
ProFund VP Small-Cap Growth          N/A       N/A       N/A      N/A      -29.38%        N/A       N/A       N/A       N/A     -22.63%
ProFund VP UltraSmall-Cap          -49.82%   -29.95%     N/A      N/A      -23.52%      -43.07%   -26.19%     N/A       N/A     -20.36%
ProFund VP U.S. Government Plus      N/A       N/A       N/A      N/A       9.52%         N/A       N/A       N/A       N/A     16.27%
ProFund VP Rising Rates
  Opportunity                        N/A       N/A       N/A      N/A      -26.12%        N/A       N/A       N/A       N/A     -19.37%

First Trust(R)10 Uncommon Values    -44.10%     N/A       N/A      N/A      -44.13%      -37.35%     N/A       N/A       N/A     -38.53%

SP Jennison International Growth   -30.18%     N/A       N/A      N/A      -33.97%      -23.43%     N/A       N/A       N/A     -28.77%
---------------------------------- -------- ---------- -------- --------- ---------- -- --------- --------- --------- -------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any dividend or capital gain  distribution  declared by the  Portfolio at the end of the  current  Valuation  Period  and paid (in the case of a  Portfolio  that  declares  dividends  on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA.

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

For purposes of this provision:
|X|      "Strips"  are a form of  security  where  ownership  of the  interest  portion of United  States  Treasury  securities  are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and government debt  securities of comparable  duration.  We currently use the Merrill Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

                                                    [(1+I) / (1+J+0.0010)]N/365
                                                               where:

                  I is the Strip Yield as of the start date of the Guarantee  Period for coupon Strips  maturing at the end of the  applicable  Guarantee  Period plus the  Option-adjusted  Spread.  If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the applicable  Guarantee Period plus the  Option-adjusted  Spread. If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

No MVA applies in  determining  a Fixed  Allocation's  Account  Value on its Maturity  Date.  The formula may be changed for certain
Special Purpose Fixed Allocations, as described in the Prospectus.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia Trust (the "Trust") has obtained an exemption  from the  Securities and Exchange
Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of  Trustees  of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the  sub-advisors  by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain information to shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code;  (i)
make changes required by any change in other Federal or state laws relating to retirement  annuities or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices  before the Annuity  Date under the terms of your  contract.  A maximum  Annuity Date may be required  by law.  The Annuity  Date may depend on the  annuity  option you choose.  Certain  annuity  options may not be  available depending on the age of the Annuitant.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Option 1
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment options 5 and 6, the cash value for the Annuitant (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any applicable  premium tax, the length of any Certain  Period,  the payment option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5 & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance Date is the date we receive, at our office, due proof satisfactory to us of the Annuitant's death and all other requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint Annuitants, the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period  ended  December  31,  2002,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B at  December  31,  2002 and for the years  ended  December  31,  2002 and 2001,  appearing  in this
Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon  appearing  elsewhere  herein,  and are  included in reliance  upon such  reports  given upon the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B

The statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation  Variable Account B Sub-accounts as of December  31, 2002 and for the years ended  December  31,  2002 and 2001.  There are other  Sub-accounts  included in Variable
Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt  of your  written or oral  request.  Please  address  your  request to  American  Skandia - Variable  Annuities,  Attention:
Stagecoach Annuity, P.O. Box 7040,  Bridgeport,  Connecticut  06601-7040.  Our phone number is 1-800-680-8920.  You may also forward such a request electronically to our Customer Service Department at service@prudential.com.

                         APPENDIX A - FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                         VARIABLE ACCOUNT B

                                          Report of Independent Auditors

To the Contractowners of
     American Skandia Life Assurance Corporation
     Variable Account B and the
     Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation

We have  audited  the  accompanying  statement  of assets and  liabilities  and  contractowners'  equity of the one hundred twenty-four  sub-accounts of American Skandia Life Assurance  Corporation Variable Account B (the Account),
referred to in Note 1, as of December 31, 2002,  and the related  statement of  operations  for the year then ended and the  statements  of changes in net assets for each of the two years in the period then ended.  These  financial statements are the  responsibility  of the Account's  management.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by  correspondence  with the fund managers,  or by other appropriate  auditing  procedures where  replies from fund managers were not received.  An audit also includes  assessing the  accounting  principles used  and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial  statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the one hundred  twenty-four  subaccounts  of American  Skandia Life  Assurance  Corporation
Variable  Account B, referred to in Note 1, at December 31, 2002,  the results of its  operations for the year then ended and the  changes  in its net assets for each of the two years in the  period  then ended in  conformity  with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------

                                                 ASSETS                                                                                               LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            Alger All-Cap Growth Portfolio - 87,156,971 shares ( cost $515,150,437)                          $ 318,994,513      Payable to American Skandia Life Assurance Corporation                        $ 1,024,963
            Alliance/Bernstein Growth + Value Portfolio - 4,369,344 shares ( cost $36,046,225)                  31,677,741      Payable to American Skandia Trust                                              11,361,593
            Alliance Growth Portfolio - 34,785,347 shares ( cost $286,411,729)                                 234,801,093      Payable to INVESCO Variable Investment Funds                                       49,654
            Alliance Growth & Income Portfolio - 84,468,669 shares ( cost $1,567,383,227)                    1,146,239,838      Payable to Montgomery Variable Series                                              82,308
            American Century Income & Growth Portfolio - 26,908,641 shares ( cost $314,651,263)                253,210,309      Payable to First Trust Defined Funds                                                7,100
            American Century International Growth I Portfolio - 37,664,071 shares ( cost $402,091,098)         369,107,895      Payable to Prudential Funds                                                         2,770
            American Century Strategic Balanced Portfolio - 15,409,802 shares ( cost $196,970,277)             171,665,189      Payable to Wells Fargo Variable Trust                                             337,980
                                                                                                                                                                                                      --------------------
            Cohen & Steers Real Estate Portfolio - 17,330,881 shares ( cost $180,797,054)                      174,175,353                                Total Liabilities                                  $ 12,866,369
                                                                                                                                                                                                      --------------------
            DeAm Bond Portfolio - 2,080,829 shares ( cost $21,989,503)                                          22,410,527
            DeAm Global Allocation Portfolio - 29,829,282 shares ( cost $383,685,148)                          279,798,663
            DeAm International Equity Portfolio - 11,593,345 shares ( cost $109,379,215)                        97,152,235
            DeAm Large-Cap Growth Portfolio - 1,233,733 shares ( cost $10,147,780)                               9,549,091
            DeAm Large-Cap Value Portfolio - 5,586,622 shares ( cost $50,408,137)                               43,854,980
            DeAm Small-Cap Growth Portfolio - 55,070,734 shares ( cost $322,509,552)                           284,715,693                            NET ASSETS
            DeAm Small-Cap Value Portfolio - 1,065,215 shares ( cost $8,218,686)                                 8,255,419                                                                Aggregate        Aggregate
            Federated Aggressive Growth Portfolio - 7,639,317 shares ( cost $39,389,655)                        38,807,731      Contractowners' Equity                                      Units            Value
            Federated High Yield Bond Portfolio - 72,426,958 shares ( cost $575,613,914)                       571,448,702      AST - Alger All-Cap Growth Portfolio                       90,192,770       $ 318,994,513
            Gabelli All-Cap Value Portfolio - 14,279,917 shares ( cost $126,392,671)                           110,954,956      AST - Alliance/Bernstein Growth + Value Portfolio           4,327,328          31,677,741
            Gabelli Small-Cap Value Portfolio - 42,585,220 shares ( cost $526,427,692)                         493,562,701      AST - Alliance Growth Portfolio                            24,257,897         234,801,093
            Goldman Sachs Concentrated Growth Portfolio - 66,943,381 shares ( cost $2,004,095,474)           1,118,623,901      AST - Alliance Growth & Income Portfolio                   59,063,804       1,146,239,838
            Goldman Sachs Mid-Cap Growth Portfolio - 20,695,906 shares ( cost $70,689,403)                      59,604,210      AST - American Century Income & Growth Portfolio           25,314,302         253,210,309
            Goldman Sachs Small-Cap Value Portfolio - 23,787,714 shares ( cost $355,440,822)                   308,288,769      AST - American Century International Growth I Portfolio    36,674,213         369,107,895
            Invesco Capital Income Portfolio - 51,516,818 shares ( cost $806,876,135)                          646,536,064      AST - American Century Strategic Balanced Portfolio        14,602,198         171,665,189
            Lord Abbett Bond Debenture Portfolio - 16,275,156 shares ( cost $160,708,945)                      163,890,817      AST - Cohen & Steers Real Estate Portfolio                 16,394,387         174,175,353
            Marsico Capital Growth Portfolio - 90,792,732 shares ( cost $1,269,937,243)                      1,064,090,824      AST - DeAm Bond Portfolio                                   2,101,991          22,410,527
            MFS Global Equity Portfolio - 7,345,755 shares ( cost $63,376,637)                                  59,353,705      AST - DeAm Global Allocation Portfolio                     19,851,420         279,798,663
            MFS Growth Portfolio - 87,693,110 shares ( cost $755,370,286)                                      520,897,076      AST - DeAm International Equity Portfolio                  11,076,317          97,152,235
            MFS Growth with Income Portfolio - 12,472,386 shares ( cost $98,975,992)                            86,558,358      AST - DeAm Large-Cap Growth Portfolio                       1,240,744           9,549,091
            Money Market Portfolio - 2,709,533,648 shares ( cost $2,711,656,868)                             2,711,656,868      AST - DeAm Large-Cap Value Portfolio                        5,640,550          43,854,980
            Neuberger & Berman Mid-Cap Growth Portfolio - 29,877,182 shares ( cost $307,940,929)               280,546,742      AST - DeAm Small-Cap Growth Portfolio                      46,270,883         284,715,693
            Neuberger & Berman Mid-Cap Value Portfolio - 57,318,322 shares ( cost $847,505,033)                750,296,836      AST - DeAm Small-Cap Value Portfolio                        1,070,115           8,255,419
            PBHG Small-Cap Growth Portfolio - 23,701,912 shares ( cost $253,592,186)                           246,736,903      AST - Federated Aggressive Growth Portfolio                 7,054,451          38,807,731
            PIMCO Limited Maturity Bond Portfolio - 92,594,286 shares ( cost $1,029,270,805)                 1,051,871,089      AST - Federated High Yield Bond Portfolio                  47,108,149         571,448,702
            PIMCO Total Return Bond Portfolio - 181,056,541 shares ( cost $2,101,018,162)                    2,216,132,059      AST - Gabelli All-Cap Value Portfolio                      14,512,425         110,954,956
            Sanford Bernstein Core Value Portfolio - 22,591,995 shares ( cost $203,579,998)                    198,131,794      AST - Gabelli Small-Cap Value Portfolio                    40,876,983         493,562,701
            Sanford Bernstein Managed Index 500 Portfolio - 48,545,533 shares ( cost $476,835,516)             424,773,411      AST - Goldman Sachs Concentrated Growth Portfolio          60,039,938       1,118,623,901
            Strong International Equity Portfolio - 25,457,382 shares ( cost $338,590,579)                     311,089,214      AST - Goldman Sachs Mid-Cap Growth Portfolio               18,856,270          59,604,210
            T. Rowe Price Asset Allocation Portfolio - 20,757,846 shares ( cost $340,112,772)                  264,454,961      AST - Goldman Sachs Small-Cap Value Portfolio              22,931,650         308,288,769
            T. Rowe Price Global Bond Portfolio - 18,747,539 shares ( cost $194,157,986)                       208,097,688      AST - Invesco Capital Income Portfolio                     41,317,234         646,536,064
            T. Rowe Price Natural Resources Portfolio - 8,940,926 shares ( cost $131,317,806)                  121,238,963      AST - Lord Abbett Bond Debenture Portfolio                 16,189,211         163,890,817
            William Blair International Growth Portfolio - 41,393,191 shares ( cost $494,027,986)              308,793,205      AST - Marsico Capital Growth Portfolio                     96,160,163       1,064,090,824
      Davis Funds (Davis):                                                                                                      AST - MFS Global Equity Portfolio                           7,511,785          59,353,705
            Value Fund  - 581,879 shares ( cost $5,730,147)                                                      4,771,411      AST - MFS Growth Portfolio                                 90,640,344         520,897,076
      Evergreen Variable Annuity Trust (Evergreen):                                                                             AST - MFS Growth with Income Portfolio                     12,733,020          86,558,358
            VA Blue Chip Fund - 455,557 shares ( cost $3,776,235)                                                2,633,117      AST - Money Market Portfolio                              214,020,495       2,711,656,868
            VA Capital Growth Fund - 530,392 shares ( cost $7,642,329)                                           5,728,230      AST - Neuberger & Berman Mid-Cap Growth Portfolio          22,949,001         280,546,742
            VA Equity Index Fund - 495,133 shares ( cost $4,623,161)                                             3,391,660      AST - Neuberger & Berman Mid-Cap Value Portfolio           45,014,353         750,296,836
            VA Foundation Fund - 639,005 shares ( cost $9,200,902)                                               7,354,951      AST - PBHG Small-Cap Growth Portfolio                      20,229,481         246,736,903
            VA Global Leaders Fund - 1,295,261 shares ( cost $14,264,356)                                       12,719,464      AST - PIMCO Limited Maturity Bond Portfolio                76,971,617       1,051,871,089
            VA International Growth Fund - 45,785 shares ( cost $455,401)                                          377,265      AST - PIMCO Total Return Bond Portfolio                   141,069,615       2,216,132,059
            VA Omega Fund - 1,237,286 shares ( cost $17,889,637)                                              $ 13,350,314      AST - Sanford Bernstein Core Value Portfolio               22,845,449       $ 198,131,794
            VA Small-Cap Value Fund - 366,870 shares ( cost $4,600,413)                                          3,907,168      AST - Sanford Bernstein Managed Index 500 Portfolio        45,680,242         424,773,411
            VA Special Equity Fund - 2,584,604 shares ( cost $22,991,468)                                       18,350,688      AST - Strong International Equity Portfolio                18,007,797         311,089,214
            VA Strategic Income Fund - 594,028 shares ( cost $5,591,526)                                         5,868,995      AST - T. Rowe Price Asset Allocation Portfolio             16,819,288         264,454,961
      First Defined Portfolio Fund LLC (First Trust):                                                                           AST - T. Rowe Price Global Bond Portfolio                  17,341,771         208,097,688
            10 Uncommon Values Portfolio - 1,982,296 shares ( cost $11,270,394)                                  6,759,630      AST - T. Rowe Price Natural Resources Portfolio             6,946,347         121,238,963
            Energy Portfolio - 221,398 shares ( cost $2,477,600)                                                 2,386,671      AST - William Blair International Growth Portfolio         31,110,564         308,793,205
            Financial Services Portfolio - 369,757 shares ( cost $4,222,495)                                     3,697,575      Davis - Value Fund                                            660,802           4,771,411
            Global Target 15 Portfolio - 284,185 shares ( cost $2,679,435)                                       2,341,685      Evergreen - VA Blue Chip Fund                                 463,307           2,633,117
            NASDAQ Target 15 Portfolio - 601,365 shares ( cost $5,395,429)                                       4,107,326      Evergreen - VA Capital Growth Fund                            707,212           5,728,230
            Pharmaceutical Portfolio - 399,616 shares ( cost $4,349,780)                                         3,456,678      Evergreen - VA Equity Index Fund                              539,595           3,391,660
            S&P Target 24 Portfolio - 776,446 shares ( cost $5,581,936)                                          4,767,379      Evergreen - VA Foundation Fund                                949,349           7,354,951
            Target Managed VIP Portfolio - 1,864,705 shares ( cost $13,012,493)                                 12,064,638      Evergreen - VA Global Leaders Fund                          1,785,421          12,719,464
            Technology Portfolio - 436,106 shares ( cost $2,191,495)                                             1,478,398      Evergreen - VA International Growth Fund                       45,975             377,265
            The Dow DART 10 Portfolio - 604,267 shares ( cost $5,019,627)                                        4,217,784      Evergreen - VA Omega Fund                                   2,670,586          13,350,314
            Value Line Target 25 Portfolio - 1,258,362 shares ( cost $3,406,282)                                 2,982,318      Evergreen - VA Small-Cap Value Fund                           318,168           3,907,168
      The Galaxy VIP Funds (GAL):                                                                                               Evergreen - VA Special Equity Fund                          2,553,384          18,350,688
            Asset Allocation Fund - 2,811,400 shares ( cost $46,059,203)                                        34,411,535      Evergreen - VA Strategic Income Fund                          500,680           5,868,995
            Columbia High Yield II Fund - 148,454 shares ( cost $1,399,529)                                      1,337,459      First Trust - 10 Uncommon Values Portfolio                  2,222,766           6,759,630
            Columbia Real Estate Equity II Fund - 67,650 shares ( cost $659,467)                                   652,147      First Trust - Energy Portfolio                                228,757           2,386,671
            Equity Fund - 2,178,348 shares ( cost $44,503,415)                                                  25,181,706      First Trust - Financial Services Portfolio                    382,046           3,697,575
            Growth & Income Fund - 654,070 shares ( cost $7,128,247)                                             5,206,397      First Trust - Global Target 15 Portfolio                      293,636           2,341,685
            Money Market Fund - 9,757,945 shares ( cost $9,764,381)                                              9,764,381      First Trust - NASDAQ Target 15 Portfolio                      621,380           4,107,326
            Quality Plus Bond Fund - 918,356 shares ( cost $9,500,592)                                          10,203,772      First Trust - Pharmaceutical Portfolio                        412,689           3,456,678
            Small Company Growth Fund - 318,350 shares ( cost $4,469,319)                                        2,489,494      First Trust - S&P Target 24 Portfolio                         802,267           4,767,379
      INVESCO Variable Investment Funds ( INVESCO ):                                                                            First Trust - Target Managed VIP Portfolio                  1,908,301          12,064,638
            VIF Dynamics Fund - 7,344,753 shares ( cost $65,078,133)                                            62,724,192      First Trust - Technology Portfolio                            450,643           1,478,398
            VIF Financial Services Fund - 8,126,947 shares ( cost $95,274,713)                                  85,332,946      First Trust - The Dow DART 10 Portfolio                       624,380           4,217,784
            VIF Health Sciences Fund - 8,424,328 shares ( cost $141,308,521)                                   115,834,514      First Trust - Value Line Target 25 Portfolio                1,300,318           2,982,318
            VIF Technology Fund - 8,519,217 shares ( cost $79,081,860)                                          69,602,006      Galaxy - VIP Asset Allocation Fund                          2,322,229          34,411,535
            VIF Telecommunications Fund - 8,859,231 shares ( cost $25,320,693)                                  24,274,294      Galaxy - VIP Columbia High Yield II Fund                      112,694           1,337,459
      Montgomery Variable Series ( Montgomery ):                                                                                Galaxy - VIP Columbia Real Estate Equity II Fund               57,215             652,147
            Emerging Markets Portfolio - 10,889,319 shares ( cost $76,003,163)                                  70,889,469      Galaxy - VIP Equity Fund                                    1,675,255          25,181,706
      ProFunds VP (ProFunds):                                                                                                   Galaxy - VIP Growth and Income Fund                           656,671           5,206,397
            VP Asia 30 Fund - 790,231 shares ( cost $19,254,940)                                                18,578,331      Galaxy - VIP Money Market Fund                                754,142           9,764,381
            VP Banks Fund - 222,534 shares ( cost $5,803,220)                                                    5,781,431      Galaxy - VIP Quality Plus Bond Fund                           613,722          10,203,772
            VP Basic Materials Fund - 150,109 shares ( cost $3,872,088)                                          3,851,799      Galaxy - VIP Small Company Growth Fund                        287,035           2,489,494
            VP Bear Fund - 1,835,957 shares ( cost $76,225,388)                                                 77,642,614      INVESCO - VIF Dynamics Fund                                10,277,990          62,724,192
            VP Biotechnology Fund - 904,622 shares ( cost $14,976,374)                                          14,211,616      INVESCO - VIF Financial Services Fund                       8,207,393          85,332,946
            VP Bull Fund - 3,001,501 shares ( cost $64,222,421)                                                 61,470,741      INVESCO - VIF Health Sciences Fund                         12,424,845         115,834,514
            VP Bull Plus Fund - 2,437,615 shares ( cost $36,447,146)                                            35,369,793      INVESCO - VIF Technology Fund                              19,761,036          69,602,006
            VP Consumer Cyclical Fund - 156,447 shares ( cost $3,486,072)                                        3,438,705      INVESCO - VIF Telecommunications Fund                       9,858,062          24,274,294
            VP Consumer Non-Cyclical Fund - 197,209 shares ( cost $4,960,265)                                    4,951,920      Montgomery - Emerging Markets Portfolio                    12,059,215          70,889,469
            VP Energy Fund - 830,383 shares ( cost $19,478,828)                                                 19,239,972      ProFunds - VP Asia 30 Fund                                  2,391,617          18,578,331
            VP Europe 30 Fund - 964,654 shares ( cost $17,739,876)                                              17,373,410      ProFunds - VP Banks Fund                                      673,432           5,781,431
            VP Financial Fund - 466,469 shares ( cost $11,306,457)                                              11,125,290      ProFunds - VP Basic Materials Fund                            454,639           3,851,799
            VP Healthcare Fund - 620,180 shares ( cost $13,948,006)                                             13,631,553      ProFunds - VP Bear Fund                                     5,916,783          77,642,614
            VP Industrial Fund - 47,157 shares ( cost $1,159,864)                                                1,134,128      ProFunds - VP Biotechnology Fund                            2,705,640          14,211,616
            VP Internet Fund - 1,111,342 shares ( cost $29,891,215)                                             28,883,787      ProFunds - VP Bull Fund                                     7,699,930          61,470,741
            VP Japan Fund - 139,925 shares ( cost $3,110,188)                                                    3,072,749      ProFunds - VP Bull Plus Fund                                7,378,804          35,369,793
            VP Mid-Cap Growth Fund - 644,905 shares ( cost $15,328,304)                                         15,064,969      ProFunds - VP Consumer Cyclical Fund                          473,010           3,438,705
            VP Mid-Cap Value Fund - 537,130 shares ( cost $12,617,464)                                          12,488,279      ProFunds - VP Consumer Non-Cyclical Fund                      596,903           4,951,920
            VP OTC Fund - 7,043,539 shares ( cost $81,982,802)                                                  75,788,475      ProFunds - VP Energy Fund                                   2,508,817          19,239,972
            VP Pharmaceuticals Fund - 131,484 shares ( cost $3,375,181)                                          3,413,320      ProFunds - VP Europe 30 Fund                                2,901,626          17,373,410
            VP Precious Metals Fund - 1,890,215 shares ( cost $54,233,754)                                    $ 55,647,939      ProFunds - VP Financial Fund                                1,404,659        $ 11,125,290
            VP Real Estate Fund - 669,600 shares ( cost $21,220,108)                                            20,864,731      ProFunds - VP Healthcare Fund                               1,863,359          13,631,553
            VP Rising Rates Opportunity Fund - 294,726 shares ( cost $7,481,925)                                 7,167,747      ProFunds - VP Industrial Fund                                 142,806           1,134,128
            VP Semiconductor Fund - 243,205 shares ( cost $4,231,870)                                            3,789,129      ProFunds - VP Internet Fund                                 3,365,832          28,883,787
            VP Short OTC Fund - 420,379 shares ( cost $13,678,243)                                              14,028,043      ProFunds - VP Japan Fund                                      423,667           3,072,749
            VP Small-Cap Growth Fund - 1,026,905 shares ( cost $24,298,218)                                     23,967,965      ProFunds - VP Mid-Cap Growth Fund                           1,951,944          15,064,969
            VP Small-Cap Value Fund - 1,355,687 shares ( cost $29,558,504)                                      29,160,830      ProFunds - VP Mid-Cap Value Fund                            1,623,274          12,488,279
            VP Technology Fund - 1,235,540 shares ( cost $14,796,564)                                           13,170,856      ProFunds - VP OTC Fund                                     20,541,100          75,788,475
            VP Telecommunications Fund - 1,252,099 shares ( cost $17,482,828)                                   16,790,652      ProFunds - VP Pharmaceuticals Fund                            398,047           3,413,320
            VP U.S. Government Plus Fund - 3,638,279 shares ( cost $123,800,977)                               124,290,371      ProFunds - VP Precious Metals Fund                          5,720,667          55,647,939
            VP Ultra Mid-Cap Fund - 1,007,380 shares ( cost $17,436,851)                                        17,447,828      ProFunds - VP Real Estate Fund                              1,996,929          20,864,731
            VP Ultra OTC Fund - 30,624,927 shares ( cost $49,650,939)                                           45,937,392      ProFunds - VP Rising Rates Opportunity Fund                   889,614           7,167,747
            VP Ultra Small Cap Fund - 2,072,790 shares ( cost $30,685,287)                                      30,345,648      ProFunds - VP Semiconductor Fund                              736,544           3,789,129
            VP Utilities Fund - 1,385,578 shares ( cost $25,757,239)                                            26,021,156      ProFunds - VP Short OTC Fund                                1,273,948          14,028,043
      The Prudential Series Fund, Inc. (Prudential):                                                                            ProFunds - VP Small-Cap Growth Fund                         3,107,525          23,967,965
            SP Jennison International Growth Fund - 990,938 shares ( cost $4,303,136)                            4,152,032      ProFunds - VP Small-Cap Value Fund                          4,098,250          29,160,830
      Rydex Variable Trust (Rydex):                                                                                             ProFunds - VP Technology Fund                               3,619,421          13,170,856
            Nova Fund - 2,202,171 shares ( cost $23,525,554)                                                    11,407,246      ProFunds - VP Telecommunications Fund                       3,677,413          16,790,652
            OTC Fund - 4,904,007 shares ( cost $120,058,994)                                                    44,381,267      ProFunds - VP U.S. Government Plus Fund                    10,741,332         124,290,371
            Ursa Fund - 458,090 shares ( cost $3,120,034)                                                        3,467,739      ProFunds - VP Ultra Mid-Cap Fund                            3,049,594          17,447,828
      Wells Fargo Variable Trust (WFVT):                                                                                        ProFunds - VP Ultra OTC Fund                               73,515,333          45,937,392
            Asset Allocation Fund - 13,960,432 shares ( cost $189,126,504)                                     145,328,093      ProFunds - VP Ultra Small-Cap  Fund                         6,340,353          30,345,648
            Corporate Bond Fund - 2,857,849 shares ( cost $28,745,616)                                          29,806,385      ProFunds - VP Utilities Fund                                4,113,821          26,021,156
            Equity Income Fund - 997,077 shares ( cost $13,701,933)                                             12,283,990      Prudential - SP Jennison International Growth Fund            696,634           4,152,032
            Equity Value Fund - 2,994,792 shares ( cost $27,028,253)                                            20,214,845      Rydex - Nova Fund                                           2,805,743          11,407,246
            Growth Fund - 3,880,485 shares ( cost $73,077,819)                                                  40,473,461      Rydex - OTC Fund                                           11,071,951          44,381,267
            International Equity Fund - 256,379 shares ( cost $1,936,801)                                        1,479,307      Rydex - Ursa Fund                                             239,938           3,467,739
            Large Company Growth Fund - 1,670,939 shares ( cost $19,053,464)                                    11,379,092      WFVT - Asset Allocation Fund                                8,339,619         145,328,093
            Money Market Fund - 69,054,439 shares ( cost $69,106,596)                                           69,106,596      WFVT - Corporate Bond Fund                                  2,451,576          29,806,385
            Small-Cap Growth Fund - 918,393 shares ( cost $11,733,048)                                           4,454,208      WFVT - Equity Income Fund                                   1,600,734          12,283,990
                                                                                                                                WFVT - Equity Value Fund                                    3,053,622          20,214,845
                                                                                                         ------------------
                          Total Invested Assets                                                           $ 19,679,741,174      WFVT - Growth Fund                                          2,940,057          40,473,461
                                                                                                         ------------------
                                                                                                                                WFVT - International Equity Fund                              261,088           1,479,307
                                                                                                                                WFVT - Large Company Growth Fund                            1,745,833          11,379,092
                                                                                                                                WFVT - Money Market Fund                                    5,391,441          69,106,596
Receivable from Davis Funds                                                                                          $ 106      WFVT - Small-Cap Growth Fund                                  777,846           4,454,208
Receivable from Evergreen Funds                                                                                    160,881
                                                                                                                                                                                                      --------------------
Receivable from Galaxy Funds                                                                                        48,509                                Total Contractowner's Equity                   $ 19,679,741,174
                                                                                                                                                                                                      --------------------
Receivable from ProFunds                                                                                        12,552,100
Receivable from Rydex Variable Trust                                                                               104,774
                                                                                                         ------------------
                          Total Receivables                                                                   $ 12,866,369
                                                                                                         ------------------

                                                                                                         ------------------                                                                           --------------------
                          Total Assets                                                                    $ 19,692,607,543                                Total Liabilities & Contractowner's Equity     $ 19,692,607,543
                                                                                                         ==================                                                                           ====================

---------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------
See Notes to Financial Statements

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Total                                    AST - Alger All-Cap Growth               AST - Alliance/Bernstein Growth + Value             AST - Alliance Growth                        AST - Alliance Growth & Income           AST - American Century Income and Growth      AST - American Century International Growth I      AST - American Century Strategic Balanced          AST - Cohen & Steers Real Estate                  AST - DeAm Bond                 AST - DeAm Global Allocation
                                                                                    ----------------------------------------      ----------------------------------------------------------------------------------------------------------------------------------------      --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                               $ 323,069,611                                               $ -                                      $ 36,372                                           $ -                                   $ 12,365,684                                   $ 2,969,271                                               $ -                                    $ 4,136,548                                   $ 4,573,103                                  $ -                                   $ 13,901,476
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                      (302,849,681)                                       (7,131,980)                                     (437,292)                                   (4,690,520)                                   (21,186,708)                                   (4,317,070)                                       (6,221,000)                                    (2,598,636)                                   (2,481,763)                             (96,896)                                    (5,326,011)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     20,219,928                                        (7,131,980)                                     (400,920)                                   (4,690,520)                                    (8,821,024)                                   (1,347,799)                                       (6,221,000)                                     1,537,912                                     2,091,340                              (96,896)                                     8,575,465
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                       26,844,633,293                                       247,064,811                                    24,058,595                                   295,826,958                                    598,164,053                                   170,938,109                                       502,234,065                                     63,364,061                                   136,323,467                            9,588,046                                    152,911,437
   Cost of Securities Sold                                                                                   31,441,767,621                                       351,439,741                                    27,363,725                                   451,813,639                                    846,203,929                                   243,376,259                                       528,712,385                                     79,719,560                                   135,850,492                            9,413,351                                    210,659,442

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                       (4,597,134,328)                                     (104,374,930)                                   (3,305,130)                                 (155,986,681)                                  (248,039,876)                                  (72,438,150)                                      (26,478,320)                                   (16,355,499)                                      472,975                              174,695                                    (57,748,005)
   Short-Term Capital Gain Distributions Received                                                               121,394,763                                                 -                                       149,992                                             -                                     45,695,469                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                 95,703,892                                                 -                                             -                                             -                                     32,947,761                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                     (4,380,035,673)                                     (104,374,930)                                   (3,155,138)                                 (155,986,681)                                  (169,396,646)                                  (72,438,150)                                      (26,478,320)                                   (16,355,499)                                      472,975                              174,695                                    (57,748,005)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                       (3,506,286,199)                                      (74,631,275)                                    1,773,334                                   (78,808,970)                                  (156,919,636)                                  (60,971,883)                                       27,358,756                                    (17,039,528)                                      139,355                                    -                                    (79,848,581)
   End of Period                                                                                             (3,228,940,587)                                     (196,155,924)                                   (4,368,484)                                  (51,610,636)                                  (421,143,388)                                  (61,440,954)                                      (32,983,203)                                   (25,305,088)                                   (6,621,701)                             421,024                                   (103,886,485)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      277,345,611                                      (121,524,649)                                   (6,141,818)                                   27,198,334                                   (264,223,752)                                     (469,071)                                      (60,341,959)                                    (8,265,560)                                   (6,761,056)                             421,024                                    (24,037,904)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                            $ (4,082,470,134)                                   $ (233,031,559)                                 $ (9,697,876)                               $ (133,478,867)                                $ (442,441,422)                                $ (74,255,020)                                    $ (93,041,279)                                 $ (23,083,147)                                 $ (4,196,741)                           $ 498,823                                  $ (73,210,444)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AST - DeAm International Equity                   AST - DeAm Large-Cap Growth                      AST - DeAm Large-Cap Value                   AST - DeAm Small-Cap Growth                    AST - DeAm Small-Cap Value                 AST - Federated Aggressive Growth                AST - Federated High Yield Bond                    AST - Gabelli All-Cap Value                  AST - Gabelli Small-Cap Value          AST - Goldman Sachs Concentrated GrowthAST - Goldman Sachs Mid-Cap Growth
                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                     $ 150,734                                           $ -                                            $ -                                           $ -                                      $ 52,030,240                                      $ 891,795                                   $ 2,138,189                         $ 12,991,479                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (1,793,776)                                          (51,983)                                     (667,431)                                   (5,814,292)                                       (35,943)                                     (362,951)                                       (7,251,125)                                    (1,822,015)                                   (7,008,647)                         (23,804,821)                                      (803,576)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (1,793,776)                                          (51,983)                                     (516,697)                                   (5,814,292)                                       (35,943)                                     (362,951)                                       44,779,115                                       (930,220)                                   (4,870,458)                         (10,813,342)                                      (803,576)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          120,179,529                                         4,122,232                                    46,323,902                                   963,026,852                                     20,024,808                                    84,720,924                                       406,645,725                                     89,974,592                                   495,271,783                          910,467,256                                     44,134,706
   Cost of Securities Sold                                                                                      152,043,962                                         4,379,202                                    49,673,232                                 1,032,369,596                                     20,571,472                                    93,300,809                                       483,690,431                                    112,078,691                                   514,102,046                        2,365,674,724                                     60,530,002

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                          (31,864,433)                                         (256,970)                                   (3,349,330)                                  (69,342,744)                                      (546,664)                                   (8,579,885)                                      (77,044,706)                                   (22,104,099)                                  (18,830,263)                      (1,455,207,468)                                   (16,395,296)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                       217,706                                                 -                                              -                                     4,355,656                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                     3,542,774                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                        (31,864,433)                                         (256,970)                                   (3,349,330)                                  (69,342,744)                                      (546,664)                                   (8,362,179)                                      (77,044,706)                                   (22,104,099)                                  (10,931,833)                      (1,455,207,468)                                   (16,395,296)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                          (23,939,074)                                                -                                    (1,175,088)                                   20,822,964                                              -                                     1,590,263                                       (36,522,721)                                    (2,965,183)                                    8,107,886                       (1,655,516,304)                                    (7,803,624)
   End of Period                                                                                                (12,226,980)                                         (598,689)                                   (6,553,157)                                  (37,793,859)                                        36,734                                      (581,924)                                       (4,165,213)                                   (15,437,714)                                  (32,864,991)                        (885,471,572)                                   (11,085,193)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                       11,712,094                                          (598,689)                                   (5,378,069)                                  (58,616,823)                                        36,734                                    (2,172,187)                                       32,357,508                                    (12,472,531)                                  (40,972,877)                         770,044,732                                     (3,281,569)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (21,946,115)                                       $ (907,642)                                 $ (9,244,096)                               $ (133,773,859)                                    $ (545,873)                                $ (10,897,317)                                         $ 91,917                                  $ (35,506,850)                                $ (56,775,168)                      $ (695,976,078)                                 $ (20,480,441)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         AST - Goldman Sachs Small-Cap Value                 AST - Invesco Capital Income                   AST - Kinetics Internet                      AST - Lord Abbett Bond Debenture                AST - Marsico Capital Growth                     AST - MFS Global Equity                          AST - MFS Growth                             AST - MFS Growth with Income                     AST - Money Market                  AST- Neuberger & Berman Mid-Cap Grow AST-Neuberger & Berman Mid-Cap Value
                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------      ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                 $ 1,802,671                                      $ 22,725,397                                      $ 24,921                                   $ 2,152,963                                            $ -                                       $ 5,935                                               $ -                                      $ 397,732                                  $ 31,863,688                                  $ -                                    $ 4,587,507
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (6,341,319)                                      (11,579,935)                                      (24,240)                                   (1,183,520)                                   (16,589,842)                                     (816,704)                                      (10,325,110)                                    (1,347,746)                                  (36,676,603)                          (5,309,019)                                   (12,897,162)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (4,538,648)                                       11,145,462                                           681                                       969,443                                    (16,589,842)                                     (810,769)                                      (10,325,110)                                      (950,014)                                   (4,812,915)                          (5,309,019)                                    (8,309,655)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          419,672,622                                       430,701,936                                     9,388,697                                    39,019,282                                    747,206,200                                    35,097,060                                       408,778,230                                     54,325,342                                 7,935,553,994                          563,969,298                                    537,650,305
   Cost of Securities Sold                                                                                      437,995,522                                       541,911,047                                     9,439,766                                    40,162,832                                  1,090,829,658                                    38,165,332                                       590,696,200                                     74,420,714                                 7,935,553,994                          706,448,856                                    568,097,903

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                          (18,322,900)                                     (111,209,111)                                      (51,069)                                   (1,143,550)                                  (343,623,458)                                   (3,068,272)                                     (181,917,970)                                   (20,095,372)                                            -                         (142,479,558)                                   (30,447,598)
   Short-Term Capital Gain Distributions Received                                                                23,476,902                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                       325,271                                    -                                     24,713,360
   Long-Term Capital Gain Distributions Received                                                                 17,224,286                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                     18,512,321
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         22,378,288                                      (111,209,111)                                      (51,069)                                   (1,143,550)                                  (343,623,458)                                   (3,068,272)                                     (181,917,970)                                   (20,095,372)                                      325,271                         (142,479,558)                                    12,778,083
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           23,215,301                                       (82,953,474)                                      154,892                                       973,651                                   (353,567,838)                                    1,522,762                                      (169,229,070)                                    (8,422,920)                                            -                          (26,629,450)                                    25,327,753
   End of Period                                                                                                (47,152,052)                                     (160,340,071)                                            -                                     3,181,872                                   (205,846,418)                                   (4,022,932)                                     (234,473,210)                                   (12,417,635)                                            -                          (27,394,187)                                   (97,208,197)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      (70,367,353)                                      (77,386,597)                                     (154,892)                                    2,208,221                                    147,721,420                                    (5,545,694)                                      (65,244,140)                                    (3,994,715)                                            -                             (764,737)                                  (122,535,950)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (52,527,713)                                   $ (177,450,246)                                   $ (205,280)                                  $ 2,034,114                                 $ (212,491,880)                                 $ (9,424,735)                                   $ (257,487,220)                                 $ (25,040,101)                                 $ (4,487,644)                      $ (148,553,314)                                $ (118,067,522)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                             AST - PBHG Small-Cap Growth                  AST - PIMCO Limited Maturity Bond                 AST - PIMCO Total Return Bond               AST - Sanford Bernstein Core Value        AST - Sanford Bernstein Managed Index 500              AST - Scudder Japan                         AST - Strong International Equity              AST - T. Rowe Price Asset Allocation             AST - T. Rowe Price Global Bond         AST - T. Rowe Price Natural ResourcesAST - William Blair International Growth
                                                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                      $ 33,003,887                                  $ 69,982,610                                     $ 141,953                                    $ 5,527,125                                           $ -                                       $ 2,416,555                                    $ 8,279,841                                           $ -                          $ 2,238,322                                   $ 16,903,259
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (4,677,680)                                      (11,128,590)                                  (26,273,517)                                   (1,051,480)                                    (7,079,737)                                      (19,464)                                       (5,250,985)                                    (4,186,105)                                   (1,998,630)                          (2,060,409)                                    (6,021,836)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (4,677,680)                                       21,875,297                                    43,709,093                                      (909,527)                                    (1,552,612)                                      (19,464)                                       (2,834,430)                                     4,093,736                                    (1,998,630)                             177,913                                     10,881,423
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          627,246,070                                       347,802,051                                   446,128,975                                    55,598,074                                    399,176,447                                    12,498,977                                       394,401,410                                     61,776,880                                   104,138,556                          108,723,711                                    159,451,877
   Cost of Securities Sold                                                                                    1,055,770,728                                       341,383,148                                   409,052,193                                    59,619,586                                    535,626,901                                    12,223,576                                       464,738,651                                     76,467,002                                    96,277,433                          118,312,552                                    395,306,477

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                         (428,524,658)                                        6,418,903                                    37,076,782                                    (4,021,512)                                  (136,450,454)                                      275,401                                       (70,337,241)                                   (14,690,122)                                    7,861,123                           (9,588,841)                                  (235,854,600)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                    18,609,455                                             -                                              -                                             -                                                 -                                              -                                             -                            3,592,036                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                    11,380,657                                             -                                              -                                             -                                                 -                                     10,605,868                                             -                            1,424,994                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                       (428,524,658)                                        6,418,903                                    67,066,894                                    (4,021,512)                                  (136,450,454)                                      275,401                                       (70,337,241)                                    (4,084,254)                                    7,861,123                           (4,571,811)                                  (235,854,600)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                         (290,069,954)                                       13,635,695                                    84,330,806                                     1,295,747                                    (63,715,816)                                      (69,004)                                      (27,491,664)                                   (39,859,893)                                    1,619,221                           (1,709,755)                                  (274,459,041)
   End of Period                                                                                                 (6,855,283)                                       22,600,283                                   115,113,897                                    (5,448,203)                                   (52,062,105)                                            -                                       (27,501,365)                                   (75,657,810)                                   13,939,702                          (10,078,843)                                  (185,234,782)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      283,214,671                                         8,964,588                                    30,783,091                                    (6,743,950)                                    11,653,711                                        69,004                                            (9,701)                                   (35,797,917)                                   12,320,481                           (8,369,088)                                    89,224,259
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                              $ (149,987,667)                                     $ 37,258,788                                 $ 141,559,078                                 $ (11,674,989)                                $ (126,349,355)                                    $ 324,941                                     $ (73,181,372)                                 $ (35,788,435)                                 $ 18,182,974                        $ (12,762,986)                                $ (135,748,918)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Davis Value                               Evergreen - VA Blue Chip                        Evergreen - VA Capital Growth                  Evergreen - VA Equity Index                    Evergreen - VA Foundation                    Evergreen - VA Global Leaders                Evergreen - VA International Growth                  Evergreen - VA Omega                         Evergreen - VA Small-Cap Value            Evergreen - VA Special Equity         Evergreen - VA Strategic Income
                                                                                    ----------------------------------------      --------------------------------------------      ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                    $ 37,528                                           $ 8,977                                      $ 30,359                                      $ 51,737                                      $ 174,713                                      $ 96,042                                           $ 6,203                                            $ -                                     $ 101,918                                  $ -                                      $ 304,691
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (81,505)                                          (52,786)                                     (115,690)                                      (64,389)                                      (127,340)                                     (204,436)                                           (6,260)                                      (236,846)                                      (71,188)                            (327,540)                                       (71,726)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (43,977)                                          (43,809)                                      (85,331)                                      (12,652)                                        47,373                                      (108,394)                                              (57)                                      (236,846)                                       30,730                             (327,540)                                       232,965
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                            1,173,197                                           826,578                                     2,083,113                                       968,249                                      1,394,802                                    14,083,833                                            63,801                                      5,128,246                                     1,376,109                           12,573,674                                        745,693
   Cost of Securities Sold                                                                                        1,535,539                                         1,310,885                                     2,832,987                                     1,547,186                                      1,821,637                                    15,825,856                                            65,035                                     10,085,524                                     1,425,951                           15,446,219                                        746,815

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                             (362,342)                                         (484,307)                                     (749,874)                                     (578,937)                                      (426,835)                                   (1,742,023)                                           (1,234)                                    (4,957,278)                                      (49,842)                          (2,872,545)                                        (1,122)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                        33,535                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                        33,961                                             -                                              -                                             -                                                 -                                              -                                         4,993                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                           (362,342)                                         (484,307)                                     (715,913)                                     (578,937)                                      (426,835)                                   (1,742,023)                                           (1,234)                                    (4,957,278)                                      (11,314)                          (2,872,545)                                        (1,122)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                             (245,979)                                         (766,997)                                     (556,255)                                     (621,160)                                    (1,201,539)                                      237,001                                           (33,200)                                    (4,741,588)                                      195,854                              202,171                                       (124,149)
   End of Period                                                                                                   (958,736)                                       (1,143,118)                                   (1,914,099)                                   (1,231,501)                                    (1,845,951)                                   (1,544,892)                                          (78,136)                                    (4,539,324)                                     (693,244)                          (4,640,781)                                       277,469
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                         (712,757)                                         (376,121)                                   (1,357,844)                                     (610,341)                                      (644,412)                                   (1,781,893)                                          (44,936)                                       202,264                                      (889,098)                          (4,842,952)                                       401,618
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (1,119,076)                                       $ (904,237)                                 $ (2,159,088)                                 $ (1,201,930)                                  $ (1,023,874)                                 $ (3,632,310)                                        $ (46,227)                                  $ (4,991,860)                                   $ (869,682)                        $ (8,043,037)                                     $ 633,461
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           First Trust - 10 Uncommon Values                   First Trust - Energy                         First Trust - Financial Services               First Trust - Global Target 15                First Trust - NASDAQ Target 15                 First Trust - Pharmaceutical                     First Trust - S&P Target 24                   First Trust - Target Managed VIP                   First Trust - Technology               First Trust - The Dow DART 10       First Trust - Value Line Target 25
                                                                                    ------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                           $ -                                           $ -                                            $ -                                           $ -                                               $ -                                            $ -                                           $ -                                  $ -                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                          (121,039)                                           (3,491)                                       (5,350)                                       (3,429)                                        (5,883)                                       (5,164)                                           (7,136)                                       (15,428)                                       (2,172)                              (6,402)                                        (3,964)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                       (121,039)                                           (3,491)                                       (5,350)                                       (3,429)                                        (5,883)                                       (5,164)                                           (7,136)                                       (15,428)                                       (2,172)                              (6,402)                                        (3,964)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                            3,201,938                                           168,453                                        87,665                                        43,788                                         29,824                                        67,747                                            92,832                                        162,390                                         9,548                              152,104                                         18,363
   Cost of Securities Sold                                                                                        6,965,176                                           163,221                                        95,094                                        50,699                                         37,699                                        94,185                                           110,355                                        201,473                                        16,050                              171,325                                         32,002

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                           (3,763,238)                                            5,232                                        (7,429)                                       (6,911)                                        (7,875)                                      (26,438)                                          (17,523)                                       (39,083)                                       (6,502)                             (19,221)                                       (13,639)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (3,763,238)                                            5,232                                        (7,429)                                       (6,911)                                        (7,875)                                      (26,438)                                          (17,523)                                       (39,083)                                       (6,502)                             (19,221)                                       (13,639)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           (3,853,540)                                                -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   End of Period                                                                                                 (4,510,764)                                          (90,929)                                     (524,920)                                     (337,750)                                    (1,288,103)                                     (893,102)                                         (814,558)                                      (947,854)                                     (713,097)                            (801,843)                                      (423,965)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                         (657,224)                                          (90,929)                                     (524,920)                                     (337,750)                                    (1,288,103)                                     (893,102)                                         (814,558)                                      (947,854)                                     (713,097)                            (801,843)                                      (423,965)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (4,541,501)                                        $ (89,188)                                   $ (537,699)                                   $ (348,090)                                  $ (1,301,861)                                   $ (924,704)                                       $ (839,217)                                  $ (1,002,365)                                   $ (721,771)                          $ (827,466)                                    $ (441,568)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Galaxy - VIP Asset Allocation                Galaxy - VIP Columbia High Yield II         Galaxy - VIP Columbia Real Estate Equity II            Galaxy - VIP Equity                         Galaxy - VIP Growth and Income                   Galaxy - VIP Money Market                     Galaxy - VIP Quality Plus Bond                 Galaxy - VIP Small Company Growth                   INVESCO - VIF Dynamics              INVESCO - VIF Financial Services         INVESCO - VIF Health Sciences
                                                                                    --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                   $ 213,419                                          $ 14,206                                      $ 11,339                                      $ 70,255                                        $ 5,614                                      $ 14,413                                          $ 74,775                                            $ -                                           $ -                            $ 561,181                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (50,582)                                           (1,797)                                         (973)                                      (37,917)                                        (7,534)                                      (14,240)                                          (14,371)                                        (3,467)                                   (1,237,630)                          (1,743,205)                                    (2,373,184)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        162,837                                            12,409                                        10,366                                        32,338                                         (1,920)                                          173                                            60,404                                         (3,467)                                   (1,237,630)                          (1,182,024)                                    (2,373,184)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                            1,551,654                                            28,774                                        73,069                                     1,008,008                                        147,211                                     1,495,062                                           447,171                                         56,771                                   722,997,316                          123,129,870                                    158,367,738
   Cost of Securities Sold                                                                                        1,871,952                                            31,928                                        58,192                                     1,569,492                                        185,450                                     1,495,062                                           427,236                                        108,637                                   752,081,146                          140,611,510                                    177,275,413

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                             (320,298)                                           (3,154)                                       14,877                                      (561,484)                                       (38,239)                                            -                                            19,935                                        (51,866)                                  (29,083,830)                         (17,481,640)                                   (18,907,675)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                        26,277                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                           (320,298)                                           (3,154)                                       41,154                                      (561,484)                                       (38,239)                                            -                                            19,935                                        (51,866)                                  (29,083,830)                         (17,481,640)                                   (18,907,675)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                     2,580,361                           (7,212,363)                                     3,533,046
   End of Period                                                                                                (11,647,668)                                          (62,070)                                       (7,320)                                  (19,321,709)                                    (1,921,850)                                            -                                           703,180                                     (1,979,825)                                   (2,353,941)                          (9,941,766)                                   (25,474,007)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      (11,647,668)                                          (62,070)                                       (7,320)                                  (19,321,709)                                    (1,921,850)                                            -                                           703,180                                     (1,979,825)                                   (4,934,302)                          (2,729,403)                                   (29,007,053)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (11,805,129)                                        $ (52,815)                                     $ 44,200                                 $ (19,850,855)                                  $ (1,962,009)                                        $ 173                                         $ 783,519                                   $ (2,035,158)                                $ (35,255,762)                       $ (21,393,067)                                 $ (50,287,912)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                               INVESCO - VIF Technology                    INVESCO - VIF Telecommunications                 Montgomery - Emerging Markets                  ProFunds - VP Asia 30                           ProFunds - VP Banks                         ProFunds - VP Basic Materials                      ProFunds - VP Bear                             ProFunds - VP Biotechnology                     ProFunds - VP Bull                        ProFunds - VP Bull Plus            ProFunds - VP Consumer Cyclical
                                                                                    --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -----------------------------------------     -------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------      ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                     $ 119,898                                           $ -                                            $ -                                           $ -                                         $ 150,718                                            $ -                                           $ -                                  $ -                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (1,682,942)                                         (573,461)                                   (1,326,260)                                      (60,099)                                       (99,402)                                      (39,588)                                         (847,187)                                      (271,066)                                     (239,187)                            (728,025)                                       (18,568)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (1,682,942)                                         (573,461)                                   (1,206,362)                                      (60,099)                                       (99,402)                                      (39,588)                                         (696,469)                                      (271,066)                                     (239,187)                            (728,025)                                       (18,568)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          214,199,461                                       192,180,207                                   149,037,869                                    67,785,020                                     96,972,188                                    72,503,452                                       684,801,307                                    183,296,112                                   153,550,535                          522,377,246                                     62,742,545
   Cost of Securities Sold                                                                                      317,687,332                                       223,349,197                                   151,785,898                                    69,179,486                                     99,099,662                                    74,230,903                                       685,798,080                                    195,760,293                                   153,577,844                          550,168,854                                     64,498,208

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                         (103,487,871)                                      (31,168,990)                                   (2,748,029)                                   (1,394,466)                                    (2,127,474)                                   (1,727,451)                                         (996,773)                                   (12,464,181)                                      (27,309)                         (27,791,608)                                    (1,755,663)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                        225,381                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                       (103,487,871)                                      (31,168,990)                                   (2,748,029)                                   (1,394,466)                                    (2,127,474)                                   (1,727,451)                                         (996,773)                                   (12,238,800)                                      (27,309)                         (27,791,608)                                    (1,755,663)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                          (36,008,312)                                          490,970                                       194,722                                             -                                              -                                             -                                          (256,646)                                      (932,166)                                            -                              303,671                                              -
   End of Period                                                                                                 (9,479,855)                                       (1,046,400)                                   (5,113,694)                                     (676,609)                                       (21,789)                                      (20,289)                                        1,417,226                                       (764,758)                                   (2,751,680)                          (1,077,353)                                       (47,366)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                       26,528,457                                        (1,537,370)                                   (5,308,416)                                     (676,609)                                       (21,789)                                      (20,289)                                        1,673,872                                        167,408                                    (2,751,680)                          (1,381,024)                                       (47,366)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (78,642,356)                                    $ (33,279,821)                                 $ (9,262,807)                                 $ (2,131,174)                                  $ (2,248,665)                                 $ (1,787,328)                                        $ (19,370)                                 $ (12,342,458)                                 $ (3,018,176)                       $ (29,900,657)                                  $ (1,821,597)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         ProFunds - VP Consumer Non-Cyclical                  ProFunds - VP Energy                             ProFunds - VP Europe 30                       ProFunds - VP Financial                       ProFunds - VP Healthcare                      ProFunds - VP Industrial                       ProFunds - VP Internet                            ProFunds - VP Japan                          ProFunds - VP Mid-Cap Growth              ProFunds - VP Mid-Cap Value                 ProFunds - VP OTC
                                                                                    ------------------------------------------------------------------------------------------      -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -----------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                           $ -                                           $ -                                            $ -                                           $ -                                               $ -                                            $ -                                           $ -                                  $ -                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (90,663)                                         (249,870)                                     (417,126)                                     (331,758)                                      (294,659)                                      (11,240)                                          (79,015)                                       (40,709)                                      (88,253)                            (107,736)                                      (728,038)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (90,663)                                         (249,870)                                     (417,126)                                     (331,758)                                      (294,659)                                      (11,240)                                          (79,015)                                       (40,709)                                      (88,253)                            (107,736)                                      (728,038)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           71,940,278                                       159,129,194                                   205,482,798                                   236,767,916                                    147,156,926                                    12,710,897                                        27,362,421                                     42,441,650                                   126,641,063                          141,763,523                                    395,829,896
   Cost of Securities Sold                                                                                       73,408,453                                       162,516,844                                   216,001,876                                   241,990,845                                    152,429,526                                    13,102,833                                        23,155,811                                     44,763,854                                   127,964,285                          145,082,024                                    425,277,720

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                           (1,468,175)                                       (3,387,650)                                  (10,519,078)                                   (5,222,929)                                    (5,272,600)                                     (391,936)                                        4,206,610                                     (2,322,204)                                   (1,323,222)                          (3,318,501)                                   (29,447,824)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (1,468,175)                                       (3,387,650)                                  (10,519,078)                                   (5,222,929)                                    (5,272,600)                                     (391,936)                                        4,206,610                                     (2,322,204)                                   (1,323,222)                          (3,318,501)                                   (29,447,824)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                           175,127                                      (126,106)                                      221,919                                       (238,799)                                            -                                                 -                                              -                                             -                                    -                                     (2,043,890)
   End of Period                                                                                                     (8,345)                                         (238,857)                                     (366,466)                                     (181,167)                                      (316,453)                                      (25,736)                                       (1,007,428)                                       (37,438)                                     (263,335)                            (129,186)                                    (6,194,327)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                           (8,345)                                         (413,984)                                     (240,360)                                     (403,086)                                       (77,654)                                      (25,736)                                       (1,007,428)                                       (37,438)                                     (263,335)                            (129,186)                                    (4,150,437)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (1,567,183)                                     $ (4,051,504)                                $ (11,176,564)                                 $ (5,957,773)                                  $ (5,644,913)                                   $ (428,912)                                      $ 3,120,167                                   $ (2,400,351)                                 $ (1,674,810)                        $ (3,555,423)                                 $ (34,326,299)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                            ProFunds - VP Pharmaceuticals                   ProFunds - VP Precious Metals                     ProFunds - VP Real Estate               ProFunds - VP Rising Rates Opportunity             ProFunds - VP Semiconductor                      ProFunds - VP Short OTC                      ProFunds - VP Small-Cap Growth                   ProFunds - VP Small-Cap Value                    ProFunds - VP Technology             ProFunds - VP Telecommunications      ProFunds - VP U.S. Government Plus
                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                   $ 1,750,872                                           $ -                                            $ -                                           $ -                                               $ -                                            $ -                                           $ -                                  $ -                                    $ 1,367,969
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (52,297)                                         (200,034)                                     (468,330)                                      (63,077)                                       (42,093)                                     (258,286)                                         (131,114)                                       (97,082)                                     (165,977)                             (99,936)                                      (500,708)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (52,297)                                         (200,034)                                    1,282,542                                       (63,077)                                       (42,093)                                     (258,286)                                         (131,114)                                       (97,082)                                     (165,977)                             (99,936)                                       867,261
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           59,018,270                                       112,110,778                                   358,220,948                                    82,705,916                                     72,580,098                                   258,740,357                                       144,286,596                                    113,673,998                                    98,855,299                           71,522,363                                    228,412,768
   Cost of Securities Sold                                                                                       58,954,085                                       124,176,888                                   362,634,567                                    84,593,352                                     76,655,722                                   259,216,360                                       148,238,261                                    116,457,598                                   106,648,393                           71,648,244                                    224,242,239

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                               64,185                                       (12,066,110)                                   (4,413,619)                                   (1,887,436)                                    (4,075,624)                                     (476,003)                                       (3,951,665)                                    (2,783,600)                                   (7,793,094)                            (125,881)                                     4,170,529
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                             64,185                                       (12,066,110)                                   (4,413,619)                                   (1,887,436)                                    (4,075,624)                                     (476,003)                                       (3,951,665)                                    (2,783,600)                                   (7,793,094)                            (125,881)                                     4,170,529
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                                 -                                       480,503                                             -                                              -                                             -                                                 -                                              -                                      (670,472)                             (27,444)                                             -
   End of Period                                                                                                     38,139                                         1,414,184                                      (355,377)                                     (314,178)                                      (442,740)                                      349,800                                          (330,254)                                      (397,674)                                   (1,625,708)                            (692,175)                                       489,394
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                           38,139                                         1,414,184                                      (835,880)                                     (314,178)                                      (442,740)                                      349,800                                          (330,254)                                      (397,674)                                     (955,236)                            (664,731)                                       489,394
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                    $ 50,027                                     $ (10,851,960)                                 $ (3,966,957)                                 $ (2,264,691)                                  $ (4,560,457)                                   $ (384,489)                                     $ (4,413,033)                                  $ (3,278,356)                                 $ (8,914,307)                          $ (890,548)                                   $ 5,527,184
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                             ProFunds - VP Ultra Mid-Cap                       ProFunds - VP Ultra OTC                      ProFunds - VP Ultra Small-Cap                 ProFunds - VP Utilities                Prudential - SP Jennison International Growth              Rydex - Nova                                     Rydex - OTC                                     Rydex - Ursa                                WFVT - Asset Allocation                    WFVT - Corporate Bond                  WFVT - Equity Income
                                                                                    --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                           $ -                                           $ -                                            $ -                                     $ 877,971                                               $ -                                       $ 40,628                                   $ 5,322,161                          $ 1,958,226                                      $ 188,684
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (66,179)                                         (779,711)                                     (507,695)                                     (254,283)                                       (37,309)                                     (260,788)                                       (1,020,157)                                       (57,278)                                   (2,558,699)                            (458,028)                                      (161,248)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (66,179)                                         (779,711)                                     (507,695)                                     (254,283)                                       (37,309)                                      617,183                                        (1,020,157)                                       (16,650)                                    2,763,462                            1,500,198                                         27,436
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           95,961,865                                       147,619,658                                   341,867,733                                   166,740,288                                     27,785,513                                     7,264,735                                        26,024,038                                      1,612,700                                    40,410,774                            7,610,300                                      7,553,488
   Cost of Securities Sold                                                                                      100,780,499                                       202,960,127                                   353,684,209                                   171,544,762                                     28,136,030                                    15,865,316                                        67,787,448                                      1,520,075                                    44,615,890                            7,488,206                                      9,428,503

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                           (4,818,634)                                      (55,340,469)                                  (11,816,476)                                   (4,804,474)                                      (350,517)                                   (8,600,581)                                      (41,763,410)                                        92,625                                    (4,205,116)                             122,094                                     (1,875,015)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (4,818,634)                                      (55,340,469)                                  (11,816,476)                                   (4,804,474)                                      (350,517)                                   (8,600,581)                                      (41,763,410)                                        92,625                                    (4,205,116)                             122,094                                     (1,875,015)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                         3,583,494                                     6,796,628                                        30,080                                         44,005                                   (11,148,495)                                      (78,254,591)                                      (280,532)                                  (16,932,800)                             825,920                                       (343,167)
   End of Period                                                                                                     10,977                                        (3,713,547)                                     (339,638)                                      263,917                                       (151,104)                                  (12,118,308)                                      (75,677,727)                                       347,704                                   (43,798,411)                           1,060,769                                     (1,417,943)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                           10,977                                        (7,297,041)                                   (7,136,266)                                      233,837                                       (195,109)                                     (969,813)                                        2,576,864                                        628,236                                   (26,865,611)                             234,849                                     (1,074,776)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (4,873,836)                                    $ (63,417,221)                                $ (19,460,437)                                 $ (4,824,920)                                    $ (582,935)                                 $ (8,953,211)                                    $ (40,206,703)                                     $ 704,211                                 $ (28,307,265)                         $ 1,857,141                                   $ (2,922,355)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                              WFVT - Equity Value                                WFVT - Growth                               WFVT - International Equity                   WFVT - Large Company Growth                     WFVT - Money Market                                                WFVT - Small Company Growth
                                                                                    ----------------------------------------      --------------------------------------------      -------------------------------------------------------------------------------------------------------------------------------------     -------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                   $ 310,985                                          $ 64,459                                       $ 2,818                                           $ -                                      $ 897,595                                           $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                          (366,963)                                         (790,971)                                      (21,961)                                     (211,607)                                    (1,036,071)                                      (88,814)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (55,978)                                         (726,512)                                      (19,143)                                     (211,607)                                      (138,476)                                      (88,814)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           11,217,680                                        14,261,341                                       284,535                                     3,464,099                                     39,394,390                                     1,333,765
   Cost of Securities Sold                                                                                       14,267,079                                        20,784,359                                       405,247                                     5,876,886                                     39,394,390                                     5,169,366

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------
       Net Gain (Loss)                                                                                           (3,049,399)                                       (6,523,018)                                     (120,712)                                   (2,412,787)                                             -                                    (3,835,601)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (3,049,399)                                       (6,523,018)                                     (120,712)                                   (2,412,787)                                             -                                    (3,835,601)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           (1,845,714)                                      (22,078,938)                                     (194,210)                                   (4,972,682)                                             -                                    (8,018,577)
   End of Period                                                                                                 (6,813,408)                                      (32,604,357)                                     (457,494)                                   (7,674,373)                                             -                                    (7,278,840)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                       (4,967,694)                                      (10,525,419)                                     (263,284)                                   (2,701,691)                                             -                                       739,737
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (8,073,071)                                    $ (17,774,949)                                   $ (403,139)                                 $ (5,326,085)                                    $ (138,476)                                 $ (3,184,678)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                          AST - Alger All-Cap        AST - Alger                     AST - Alger                   AST - Alliance/Bernstein          AST - Alliance                  AST - Alliance               AST - American Century
                                                                Total                            Growth                 Growth                            Mid-Cap Growth                Growth + Value                   Growth                      Growth & Income                 Income & Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Jan. 1 thru      Year Ended    Jan. 1 thru     Year Ended   *May 1 thru     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002Feb. 15, 2001 **  Dec. 31, 2002 Feb. 15, 2001 **Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       20,219,928     $ 24,664,352     $ (7,131,980)$ (10,510,845)           $ -    $ (1,826,855)            $ -  $ (1,664,654)     $ (400,920)  $ (118,566)   $ (4,690,520) $ (5,729,244)     $ (8,821,024)  $ (10,864,639)   $ (1,347,799)  $ (2,851,245)
     Net Realized Gain (Loss)                       (4,380,035,673)  (3,572,293,411)    (104,374,930) (129,421,107)             -     (48,115,380)              -    (7,135,695)     (3,155,138)    (341,080)   (155,986,681)  (46,939,820)     (169,396,646)    152,978,023     (72,438,150)   (13,601,060)
     Net Unrealized Gain (Loss) On Investments         277,345,611     (870,402,446)    (121,524,649)   (7,050,279)             -      66,319,007               -    20,190,656      (6,141,818)   1,773,334      27,198,334   (20,232,497)     (264,223,752)   (199,813,855)       (469,071)   (29,358,815)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             (4,082,470,134)  (4,418,031,504)    (233,031,559) (146,982,231)             -      16,376,772               -    11,390,307      (9,697,876)   1,313,688    (133,478,867)  (72,901,561)     (442,441,422)    (57,700,471)    (74,255,020)   (45,811,120)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits              1,748,260,022    3,547,458,385       10,177,721    40,352,498              -       4,079,152               -     2,466,512       6,792,505    7,273,899      21,966,645    52,925,865        88,488,185     169,409,756      15,522,779     36,932,063
     Net Transfers Between Sub-accounts                 30,862,192       32,536,708     (115,447,045)  676,628,042              -  (1,320,146,351               -  (865,481,345)     (1,708,312)  25,051,738     (65,678,106)   34,245,771      (197,465,999)    297,113,752     (24,747,230)   (67,514,459)
     Surrenders                                     (3,946,862,994)  (2,968,258,303)     (66,120,089)  (65,239,032)             -     (17,902,326)              -   (11,106,396)     (6,006,170)  (1,365,567)    (44,653,164)  (31,822,955)     (220,845,559)   (167,519,658)    (40,890,461)   (32,747,344)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions             (2,167,740,780)     611,736,789     (171,389,413)  651,741,508              -  (1,333,969,525)              -  (874,121,229)       (921,977)  30,960,070     (88,364,625)   55,348,681      (329,823,373)    299,003,850     (50,114,912)   (63,329,740)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                   2,697,080,333                        28,257,511             -              -               -               -             -     10,023,836            -      25,845,034             -       139,869,681               -      25,484,144              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (3,553,130,581)  (3,806,294,715)    (376,163,461)  504,759,277              -  (1,317,592,754)              -  (862,730,922)       (596,017)  32,273,758    (195,998,458)  (17,552,880)     (632,395,114)    241,303,380     (98,885,788)  (109,140,860)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                            23,232,871,755   27,039,166,470      695,157,974   190,398,697              -   1,317,592,754               -   862,730,922      32,273,758            -     430,799,551   448,352,431     1,778,634,952   1,537,331,572     352,096,097    461,236,957
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                $ 19,679,741,174 $ 23,232,871,755    $ 318,994,513 $ 695,157,974            $ -             $ -             $ -           $ -    $ 31,677,741 $ 32,273,758  $ 234,801,093 $ 430,799,551   $ 1,146,239,838 $ 1,778,634,952   $ 253,210,309  $ 352,096,097
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - American Century            AST - American Century         AST - American Century         AST - Cohen & Steers            AST - DeAm Bond              AST - DeAm Global           AST - DeAm International           AST - DeAm Large-Cap
                                                       International Growth I           International Growth II           Strategic Balanced                Real Estate                                                Allocation                        Equity                           Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Jan. 1 thru     Year Ended    Year Ended       Year Ended    Year Ended     * May 1 thru   Year Ended     Year Ended    Year Ended       Year Ended      Year Ended      * May 1 thru    Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Sep. 24, 2001 **Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  ------------------------------------------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (6,221,000)    $ (3,592,809)             $ -  $ (1,013,131)   $ 1,537,912       $ 860,567     $ 2,091,340   $ 1,973,594       $ (96,896)         $ -     $ 8,575,465   $ 6,506,669      $ (1,793,776)   $ (2,746,057)      $ (51,983)           $ -
     Net Realized Gain (Loss)                          (26,478,320)    (112,296,992)               -  (171,507,749)   (16,355,499)      5,325,950         472,975     7,102,164         174,695            -     (57,748,005)   (8,675,788)      (31,864,433)   (109,618,582)       (256,970)             -
     Net Unrealized Gain (Loss) On Investments         (60,341,959)      45,455,221                -    47,556,473     (8,265,560)    (17,556,214)     (6,761,056)   (9,994,641)        421,024            -     (24,037,904)  (76,525,108)       11,712,094      31,693,528        (598,689)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (93,041,279)     (70,434,580)               -  (124,964,407)   (23,083,147)    (11,369,697)     (4,196,741)     (918,883)        498,823            -     (73,210,444)  (78,694,227)      (21,946,115)    (80,671,111)       (907,642)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                 27,479,703       57,486,845                -     2,657,512      9,524,965      19,434,879      13,490,957    15,857,660       3,089,934            -      12,176,698    59,631,681         5,492,611      18,230,050       1,319,484              -
     Net Transfers Between Sub-accounts                (41,939,006)     217,107,037                -  (224,947,041)    (3,390,186)     (3,754,597)     34,187,802       576,586      15,324,177            -     (83,377,116)  (55,918,739)      (25,419,946)    (37,231,697)      8,177,296              -
     Surrenders                                        (58,828,823)     (27,275,396)               -   (19,674,978)   (24,311,667)    (16,662,295)    (22,672,898)   (9,796,349)     (1,589,522)           -     (57,398,834)  (66,956,455)      (15,120,760)    (15,386,738)       (801,878)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (73,288,126)     247,318,486                -  (241,964,507)   (18,176,888)       (982,013)     25,005,861     6,637,897      16,824,589            -    (128,599,252)  (63,243,513)      (35,048,095)    (34,388,385)      8,694,902              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                      53,850,068                -                -             -     18,968,160               -      24,090,310             -       5,087,115            -      18,423,920             -         7,344,480               -       1,761,831              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (112,479,337)     176,883,907                -  (366,928,914)   (22,291,875)    (12,351,709)     44,899,430     5,719,014      22,410,527            -    (183,385,776) (141,937,740)      (49,649,730)   (115,059,497)      9,549,091              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               481,587,232      304,703,325                -   366,928,914    193,957,064     206,308,773     129,275,923   123,556,909               -            -     463,184,439   605,122,179       146,801,965     261,861,462               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                   $ 369,107,895    $ 481,587,232              $ -           $ -   $ 171,665,189  $ 193,957,064   $ 174,175,353 $ 129,275,923    $ 22,410,527          $ -   $ 279,798,663 $ 463,184,439      $ 97,152,235   $ 146,801,965     $ 9,549,091            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - DeAm Large-Cap              AST - DeAm Small-Cap           AST - DeAm Small-Cap             AST - Federated            AST - Federated High         AST - Gabelli All-Cap          AST - Gabelli Small-Cap           AST - Goldman Sachs
                                                                Value                            Growth                         Value                    Aggressive Growth                Yield Bond                      Value                           Value                    Concentrated Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended     * May 1 thru   Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (516,697)      $ (441,571)    $ (5,814,292) $ (8,907,853)     $ (35,943)            $ -      $ (362,951)   $ (193,055)   $ 44,779,115 $ 47,707,717      $ (930,220) $ (1,452,454)     $ (4,870,458)   $ (4,037,708)  $ (10,813,342) $ (43,075,181)
     Net Realized Gain (Loss)                           (3,349,330)      (2,076,450)     (69,342,744) (377,481,224)      (546,664)              -      (8,362,179)   (1,893,989)    (77,044,706) (85,274,228)    (22,104,099)   (3,643,046)      (10,931,833)     43,033,030   (1,455,207,468) (719,984,665)
     Net Unrealized Gain (Loss) On Investments          (5,378,069)      (1,140,933)     (58,616,823)  159,505,832         36,734               -      (2,172,187)    1,683,558      32,357,508   30,486,570     (12,472,531)   (3,135,583)      (40,972,877)    (26,802,835)    770,044,732   (563,147,639)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (9,244,096)      (3,658,954)    (133,773,859) (226,883,245)      (545,873)              -     (10,897,317)     (403,486)         91,917   (7,079,941)    (35,506,850)   (8,231,083)      (56,775,168)     12,192,487    (695,976,078)(1,326,207,485)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  7,377,439       16,088,375        9,810,319    40,984,274     1,053,574               -        4,742,097     6,700,832      29,553,712   49,480,904      11,353,484    32,225,341        41,378,563      52,288,785      37,990,312    168,694,758
     Net Transfers Between Sub-accounts                  4,002,409       26,428,586      (68,580,659)   (1,927,855)     5,699,795               -      (1,994,550)   39,186,476      34,682,982   29,839,728     (13,567,263)  117,400,911        (5,223,309)    157,876,946    (444,933,212)  (319,503,359)
     Surrenders                                         (7,917,598)      (2,748,172)     (52,930,036)  (61,216,888)      (699,912)              -      (5,221,287)   (1,099,936)    (68,369,910) (50,196,423)    (16,634,852)   (9,250,885)      (63,635,606)    (33,747,136)   (204,635,180)  (274,623,693)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  3,462,250       39,768,789     (111,700,376)  (22,160,469)     6,053,457               -      (2,473,740)   44,787,372      (4,133,216)  29,124,209     (18,848,631)  140,375,367       (27,480,352)    176,418,595    (611,578,080)  (425,432,294)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       7,769,679                -       16,875,574             -      2,747,835               -       6,010,832             -      80,886,140            -      20,354,785             -        78,176,544               -      95,120,409              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,987,833       36,109,836     (228,598,661) (249,043,714)     8,255,419               -      (7,360,225)   44,383,885      76,844,841   22,044,268     (34,000,696)  132,144,284        (6,078,976)    188,611,083   (1,212,433,749(1,751,639,779)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                41,867,147        5,757,311      513,314,354   762,358,068              -               -      46,167,956     1,784,071     494,603,861  472,559,593     144,955,652    12,811,368       499,641,677     311,030,594   2,331,057,650  4,082,697,429
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 43,854,980     $ 41,867,147    $ 284,715,693 $ 513,314,354    $ 8,255,419             $ -    $ 38,807,731  $ 46,167,956   $ 571,448,702 $ 494,603,861  $ 110,954,956 $ 144,955,652     $ 493,562,701   $ 499,641,677   $ 1,118,623,90$ 2,331,057,650
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         AST - Goldman Sachs              AST - Goldman Sachs               AST - Invesco                 AST - Kinetics              AST - Lord Abbett               AST - Marsico                 AST - MFS Global                 AST - MFS Growth
                                                           Mid-Cap Growth                   Small-Cap Value                 Capital Income                   Internet                   Bond Debenture               Capital Growth                      Equity
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (803,576)      $ (911,732)    $ (4,538,648) $ (4,252,327)  $ 11,145,462     $ 8,785,799           $ 681     $ (54,155)      $ 969,443   $ (432,513)  $ (16,589,842)$ (19,283,201)       $ (810,769)     $ (582,839)  $ (10,325,110) $ (13,768,985)
     Net Realized Gain (Loss)                          (16,395,296)     (58,389,563)      22,378,288    39,044,002   (111,209,111)    (22,756,724)        (51,069)     (650,670)     (1,143,550)    (399,454)   (343,623,458)   11,949,441        (3,068,272)     (6,694,778)   (181,917,970)   (76,123,623)
     Net Unrealized Gain (Loss) On Investments          (3,281,569)      17,300,977      (70,367,353)  (13,585,659)   (77,386,597)   (107,203,527)       (154,892)      242,387       2,208,221      919,420     147,721,420  (375,799,173)       (5,545,694)      2,734,937     (65,244,140)  (162,322,709)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (20,480,441)     (42,000,318)     (52,527,713)   21,206,016   (177,450,246)   (121,174,452)       (205,280)     (462,438)      2,034,114       87,453    (212,491,880) (383,132,933)       (9,424,735)     (4,542,680)   (257,487,220)  (252,215,317)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  8,386,478       26,757,598       25,967,936    49,432,574     28,186,148      96,836,636         103,855     1,081,435      19,609,832   16,800,821      76,137,569   111,356,470         7,899,476      14,325,838      26,101,234     57,223,126
     Net Transfers Between Sub-accounts                  6,108,606       24,362,133      (39,115,075)  138,712,264   (115,050,519)    (17,657,741)     (3,014,586)    2,071,398      54,387,173   36,184,167      25,122,071  (128,196,695)        4,706,394      17,751,979    (127,871,593) 1,161,792,253
     Surrenders                                         (8,605,582)      (4,983,788)     (60,611,284)  (24,927,079)  (108,052,510)    (98,254,137)        (92,443)     (413,839)    (13,176,122)  (3,018,991)   (146,037,186) (104,300,751)       (9,179,140)     (3,845,017)   (102,613,547)  (100,951,256)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  5,889,502       46,135,943      (73,758,423)  163,217,759   (194,916,881)    (19,075,242)     (3,003,174)    2,738,994      60,820,883   49,965,997     (44,777,546) (121,140,976)        3,426,730      28,232,800    (204,383,906) 1,118,064,123
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       8,057,981                -       38,236,347             -     54,859,163               -               -             -      44,399,861            -     140,774,585             -        13,420,339               -      38,876,168              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,532,958)       4,135,625      (88,049,789)  184,423,775   (317,507,964)   (140,249,694)     (3,208,454)    2,276,555     107,254,858   50,053,450    (116,494,841) (504,273,908)        7,422,334      23,690,121    (422,994,958)   865,848,806
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                66,137,168       62,001,543      396,338,558   211,914,783    964,044,028   1,104,293,722       3,208,454       931,899      56,635,959    6,582,509   1,180,585,665 1,684,859,573        51,931,371      28,241,250     943,892,034     78,043,228
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 59,604,210     $ 66,137,168   $ 308,288,769 $ 396,338,558   $ 646,536,064  $ 964,044,028             $ 0   $ 3,208,454   $ 163,890,817 $ 56,635,959  $ 1,064,090,82$ 1,180,585,66     $ 59,353,705    $ 51,931,371   $ 520,897,076  $ 943,892,034
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - MFS Growth                 AST - Money Market          AST - Neuberger & Berman      AST - Neuberger & Berman        AST - PBHG Small-Cap          AST - PIMCO Limited              AST - PIMCO Total            AST - Sanford Bernstein
                                                             with Income                                                    Mid-Cap Growth                 Mid-Cap Value                    Growth                    Maturity Bond                    Return Bond                      Core Value
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended    *May 1 thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (950,014)    $ (1,242,815)    $ (4,812,915) $ 52,247,141   $ (5,309,019)   $ (7,646,526)   $ (8,309,655)$ (11,923,076)   $ (4,677,680)$ (6,147,084)   $ 21,875,297  $ 15,418,516      $ 43,709,093    $ 45,331,128      $ (909,527)    $ (160,639)
     Net Realized Gain (Loss)                          (20,095,372)      (9,149,909)         325,271             -   (142,479,558)   (278,457,374)     12,778,083    79,491,767    (428,524,658)  (9,391,963)      6,418,903    14,102,207        67,066,894       9,775,927      (4,021,512)      (564,536)
     Net Unrealized Gain (Loss) On Investments          (3,994,715)      (7,792,904)               -             -       (764,737)     99,796,047    (122,535,950) (115,870,672)    283,214,671  (29,871,956)      8,964,588      (941,909)       30,783,091      37,314,295      (6,743,950)     1,295,747
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (25,040,101)     (18,185,628)      (4,487,644)   52,247,141   (148,553,314)   (186,307,853)   (118,067,522)  (48,301,981)   (149,987,667) (45,411,003)     37,258,788    28,578,814       141,559,078      92,421,350     (11,674,989)       570,572
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                 11,475,175       34,861,103      634,143,718 1,318,684,795     25,285,357      64,812,622      50,514,875    96,152,497      17,592,771    5,131,609      81,951,965    94,175,543       161,636,783     231,721,094      22,901,042      7,045,367
     Net Transfers Between Sub-accounts                 (4,889,580)      21,923,390      464,800,912  (261,267,227)   (65,778,804)    (36,108,159)    (93,467,807)   60,269,495     (78,061,901) (17,589,332)    328,061,250   121,060,295       393,314,582     161,699,944     122,906,075     35,679,704
     Surrenders                                        (12,270,338)      (7,732,625)  (1,297,172,987) (897,351,577)   (48,357,077)    (41,901,250)   (128,254,952)  (94,087,075)    (42,879,849) (34,191,921)   (140,694,273)  (63,467,443)     (297,824,659)   (143,739,736)    (14,281,676)    (1,028,759)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                 (5,684,743)      49,051,868     (198,228,357)  160,065,991    (88,850,524)    (13,196,787)   (171,207,884)   62,334,917    (103,348,979) (46,649,644)    269,318,942   151,768,395       257,126,706     249,681,302     131,525,441     41,696,312
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                      14,523,276                -      469,243,686             -     30,535,302               -      85,918,260             -      42,892,320            -     167,959,409             -       286,544,242               -      36,014,459              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (16,201,568)      30,866,240      266,527,685   212,313,131   (206,868,536)   (199,504,639)   (203,357,146)   14,032,935    (210,444,326) (92,060,647)    474,537,139   180,347,210       685,230,026     342,102,653     155,864,911     42,266,883
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               102,759,926       71,893,686    2,445,129,183 2,232,816,052    487,415,278     686,919,917     953,653,982   939,621,047     457,181,229  549,241,876     577,333,950   396,986,740     1,530,902,033   1,188,799,380      42,266,883              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 86,558,358    $ 102,759,926   $ 2,711,656,868$ 2,445,129,18  $ 280,546,742  $ 487,415,278   $ 750,296,836 $ 953,653,982   $ 246,736,903 $ 457,181,229  $ 1,051,871,08$ 577,333,950   $ 2,216,132,059 $ 1,530,902,033   $ 198,131,794   $ 42,266,883
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Sanford Bernstein            AST - Scudder Japan                AST - Strong               AST - T. Rowe Price          AST - T. Rowe Price           AST - T. Rowe Price             AST - William Blair
                                                          Managed Index 500                                              International Equity            Asset Allocation                Global Bond                Natural Resources             International Growth                 Davis Value
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (1,552,612)    $ (2,938,864)       $ (19,464)    $ (47,501)  $ (2,834,430)   $ (6,338,425)    $ 4,093,736   $ 5,690,755    $ (1,998,630)$ (1,596,417)      $ 177,913    $ (472,466)     $ 10,881,423    $ 32,598,697       $ (43,977)     $ (54,574)
     Net Realized Gain (Loss)                         (136,450,454)     (65,638,468)         275,401    (1,067,100)   (70,337,241)   (216,222,788)     (4,084,254)   41,435,882       7,861,123   (4,913,701)     (4,571,811)   15,486,883      (235,854,600)   (221,810,909)       (362,342)       (33,737)
     Net Unrealized Gain (Loss) On Investments          11,653,711       (9,653,793)          69,004       (24,450)        (9,701)     82,790,969     (35,797,917)  (72,057,923)     12,320,481    7,823,771      (8,369,088)  (19,733,718)       89,224,259     (45,447,620)       (712,757)      (261,114)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (126,349,355)     (78,231,125)         324,941    (1,139,051)   (73,181,372)   (139,770,244)    (35,788,435)  (24,931,286)     18,182,974    1,313,653     (12,762,986)   (4,719,301)     (135,748,918)   (234,659,832)     (1,119,076)      (349,425)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                 35,083,222       67,237,203          266,406     1,665,501     19,383,360      52,018,027      11,124,056    26,198,279       9,523,784    7,687,999       8,124,995    17,921,733         3,089,891       7,563,490         895,445      3,027,401
     Net Transfers Between Sub-accounts                (31,808,035)     (20,249,010)      (3,603,817)    1,899,331    (39,147,864)    (46,016,370)     (5,989,329)  (28,062,515)     74,965,874  (13,517,804)      5,410,854       567,119       (84,311,453)   (198,470,804)        526,702      1,051,104
     Surrenders                                        (75,570,675)     (53,207,241)         (22,663)      (87,031)   (51,210,193)    (53,321,123)    (38,818,356)  (35,113,014)    (21,228,594) (10,518,017)    (20,138,655)  (13,816,082)      (43,192,196)    (55,525,183)       (933,824)      (267,055)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (72,295,488)      (6,219,048)      (3,360,074)    3,477,801    (70,974,697)    (47,319,466)    (33,683,629)  (36,977,250)     63,261,064  (16,347,822)     (6,602,806)    4,672,770      (124,413,758)   (246,432,497)        488,323      3,811,450
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                      45,981,175                -                -             -     33,000,661               -      14,880,240             -      24,000,421            -      11,175,885             -        20,660,425               -               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (152,663,668)     (84,450,174)      (3,035,133)    2,338,750   (111,155,408)   (187,089,710)    (54,591,824)  (61,908,537)    105,444,459  (15,034,169)     (8,189,907)      (46,531)     (239,502,251)   (481,092,330)       (630,753)     3,462,025
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               577,437,079      661,887,253        3,035,133       696,383    422,244,622     609,334,332     319,046,785   380,955,322     102,653,229  117,687,398     129,428,870   129,475,401       548,295,456   1,029,387,786       5,402,164      1,940,139
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                   $ 424,773,411    $ 577,437,079              $ 0   $ 3,035,133   $ 311,089,214  $ 422,244,622   $ 264,454,961 $ 319,046,785   $ 208,097,688 $ 102,653,229  $ 121,238,963 $ 129,428,870     $ 308,793,205   $ 548,295,456     $ 4,771,411    $ 5,402,164
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           Evergreen - VA                    Evergreen - VA                 Evergreen - VA                Evergreen - VA                Evergreen - VA               Evergreen - VA                  Evergreen - VA                   Evergreen - VA
                                                              Blue Chip                      Capital Growth                  Equity Index                   Foundation                  Global Leaders            International Growth                    Omega                  Perpetual International
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      *May 1 thru      Year Ended    Jan. 1 thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Aug. 3, 2001 **
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (43,809)       $ (43,680)       $ (85,331)    $ (61,923)     $ (12,652)       $ (9,645)       $ 47,373      $ 70,042      $ (108,394)  $ (115,800)          $ (57)       $ (547)       $ (236,846)     $ (223,603)            $ -       $ (1,733)
     Net Realized Gain (Loss)                             (484,307)        (217,668)        (715,913)       47,419       (578,937)       (151,725)       (426,835)     (140,346)     (1,742,023)  (2,026,784)         (1,234)       (3,581)       (4,957,278)       (930,882)              -        (66,549)
     Net Unrealized Gain (Loss) On Investments            (376,121)        (475,666)      (1,357,844)     (808,746)      (610,341)       (356,769)       (644,412)     (776,110)     (1,781,893)     559,124         (44,936)      (33,200)          202,264      (1,309,515)              -          1,892
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (904,237)        (737,014)      (2,159,088)     (823,250)    (1,201,930)       (518,139)     (1,023,874)     (846,414)     (3,632,310)  (1,583,460)        (46,227)      (37,328)       (4,991,860)     (2,464,000)              -        (66,390)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    368,743        1,922,053        1,407,860     4,727,278        827,484       1,874,630         727,163     3,159,027       1,500,942    4,129,014          56,094         3,273         1,730,139       5,642,385               -         44,591
     Net Transfers Between Sub-accounts                   (316,323)        (291,967)        (256,805)    1,520,780        133,891         250,541        (321,323)     (230,836)        355,296    2,537,991         (41,556)      456,263         1,081,326       2,009,195               -       (476,465)
     Surrenders                                           (406,269)        (161,115)      (1,622,296)     (387,704)      (694,713)       (149,766)       (897,177)     (504,577)     (1,860,305)    (758,529)        (12,684)         (570)       (2,417,355)       (917,016)              -         (1,195)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   (353,849)       1,468,971         (471,241)    5,860,354        266,662       1,975,405        (491,337)    2,423,614          (4,067)   5,908,476           1,854       458,966           394,110       6,734,564               -       (433,069)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                               -                -                -             -              -               -               -             -       2,667,159            -               -             -           606,078               -               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,258,086)         731,957       (2,630,329)    5,037,104       (935,268)      1,457,265      (1,515,211)    1,577,200        (969,218)   4,325,016         (44,373)      421,638        (3,991,672)      4,270,565               -       (499,460)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                 3,891,203        3,159,246        8,358,559     3,321,455      4,326,928       2,869,663       8,870,162     7,292,962      13,688,682    9,363,666         421,638             -        17,341,986      13,071,421               0        499,460
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                     $ 2,633,117      $ 3,891,203      $ 5,728,230   $ 8,358,559    $ 3,391,660     $ 4,326,928     $ 7,354,951   $ 8,870,162    $ 12,719,464 $ 13,688,682       $ 377,265     $ 421,638      $ 13,350,314    $ 17,341,986             $ 0            $ 0
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           Evergreen - VA                    Evergreen - VA                 Evergreen - VA                 First Trust -                First Trust -                 First Trust -                   First Trust -                   First Trust -
                                                           Small-Cap Value                   Special Equity                Strategic Income             10 Uncommon Values                  Energy                 Financial Services               Global Target 15                 NASDAQ Target 15
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended     ^Nov. 18 thru                ^Nov. 18 thru                  ^Nov. 18 thru                    ^Nov. 18 thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002                Dec. 31, 2002                  Dec. 31, 2002                    Dec. 31, 2002
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ 30,730        $ (21,575)      $ (327,540)   $ (348,734)     $ 232,965       $ 162,483      $ (121,039)   $ (207,765)       $ (3,491)                    $ (5,350)                       $ (3,429)                       $ (5,883)
     Net Realized Gain (Loss)                              (11,314)         260,825       (2,872,545)   (4,967,424)        (1,122)         (9,713)     (3,763,238)   (8,405,954)          5,232                       (7,429)                         (6,911)                         (7,875)
     Net Unrealized Gain (Loss) On Investments            (889,098)         155,929       (4,842,952)    2,928,505        401,618         (46,062)       (657,224)    1,075,020         (90,929)                    (524,920)                       (337,750)                     (1,288,103)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (869,682)         395,179       (8,043,037)   (2,387,653)       633,461         106,708      (4,541,501)   (7,538,699)        (89,188)                    (537,699)                       (348,090)                     (1,301,861)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  1,387,207        1,883,080        2,031,085     5,184,731        936,276       1,813,850         453,956     2,222,692          66,150            -         141,715             -            64,209               -          60,159              -
     Net Transfers Between Sub-accounts                    965,251          770,610         (598,963)    5,350,558      1,660,090         622,458      (1,735,742)   (3,128,858)        (70,443)           -         (17,982)            -            (2,320)              -         203,872              -
     Surrenders                                         (1,265,961)        (159,871)      (2,982,595)   (1,868,407)      (873,294)       (195,655)       (593,052)     (915,086)        (56,218)           -         (69,746)            -           (55,555)              -         (31,788)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  1,086,497        2,493,819       (1,550,473)    8,666,882      1,723,072       2,240,653      (1,874,838)   (1,821,252)        (60,511)           -          53,987             -             6,334               -         232,243              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                               -                -        2,603,927             -              -               -       2,539,187             -       2,536,370            -       4,181,287             -         2,683,441               -       5,176,944              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    216,815        2,888,999       (6,989,583)    6,279,229      2,356,533       2,347,361      (3,877,152)   (9,359,951)      2,386,671                    3,697,575                       2,341,685                       4,107,326
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                 3,690,353          801,354       25,340,271    19,061,042      3,512,462       1,165,101      10,636,782    19,996,733
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                     $ 3,907,168      $ 3,690,353    $ 18,350,688  $ 25,340,271    $ 5,868,995     $ 3,512,462     $ 6,759,630  $ 10,636,782     $ 2,386,671          $ -     $ 3,697,575           $ -       $ 2,341,685             $ -     $ 4,107,326            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            First Trust -                    First Trust -                  First Trust -                  First Trust -                First Trust -                 First Trust -                   Galaxy - VIP                     Galaxy - VIP
                                                           Pharmaceutical                    S&P Target 24                Target Managed VIP                Technology                 The Dow DART 10            Value Line Target 25              Asset Allocation              Columbia High Yield II
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                   ^Nov. 18 thru                      ^Nov. 18 thru                  ^Nov. 18 thru                  ^Nov. 18 thru                 ^Nov. 18 thru                ^Nov. 18 thru                  ^Nov. 18 thru                    ^Nov. 18 thru
                                                   Dec. 31, 2002                      Dec. 31, 2002                  Dec. 31, 2002                  Dec. 31, 2002                 Dec. 31, 2002                Dec. 31, 2002                  Dec. 31, 2002                    Dec. 31, 2002
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ (5,164)                         $ (7,136)                   $ (15,428)                       $ (2,172)                     $ (6,402)                    $ (3,964)                      $ 162,837                        $ 12,409
     Net Realized Gain (Loss)                              (26,438)                          (17,523)                     (39,083)                         (6,502)                      (19,221)                     (13,639)                       (320,298)                         (3,154)
     Net Unrealized Gain (Loss) On Investments            (893,102)                         (814,558)                    (947,854)                       (713,097)                     (801,843)                    (423,965)                    (11,647,668)                        (62,070)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (924,704)                         (839,217)                  (1,002,365)                       (721,771)                     (827,466)                    (441,568)                    (11,805,129)                        (52,815)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    137,748                -           79,602             -      1,497,657               -          30,393             -         131,407            -         176,706             -             8,630               -              53              -
     Net Transfers Between Sub-accounts                      5,600                -           36,860             -        334,284               -          14,719             -         231,646            -          77,621             -          (350,768)              -           1,414              -
     Surrenders                                            (70,869)               -          (83,433)            -       (221,210)              -          (7,251)            -        (139,044)           -         (10,251)            -        (1,157,868)              -         (17,952)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                     72,479                -           33,029             -      1,610,731               -          37,861             -         224,009            -         244,076             -        (1,500,006)              -         (16,485)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       4,308,903                -        5,573,567             -     11,456,272               -       2,162,308             -       4,821,241            -       3,179,810             -        47,716,670               -       1,406,759              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,456,678                         4,767,379                   12,064,638                       1,478,398                     4,217,784                    2,982,318                      34,411,535                       1,337,459
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                     $ 3,456,678              $ -     $ 4,767,379           $ -   $ 12,064,638             $ -     $ 1,478,398           $ -     $ 4,217,784          $ -     $ 2,982,318           $ -      $ 34,411,535             $ -     $ 1,337,459            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            Galaxy - VIP                      Galaxy - VIP                   Galaxy - VIP                  Galaxy - VIP                  Galaxy - VIP                 Galaxy - VIP                    INVESCO - VIF                   INVESCO - VIF
                                                   Columbia Real Estate Equity II                Equity                   Growth and Income                Money Market               Quality Plus Bond           Small Company Growth                  Dynamics                    Financial Services
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                   ^Nov. 18 thru                      ^Nov. 18 thru                  ^Nov. 18 thru                  ^Nov. 18 thru                 ^Nov. 18 thru                ^Nov. 18 thru                   Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002                      Dec. 31, 2002                  Dec. 31, 2002                  Dec. 31, 2002                 Dec. 31, 2002                Dec. 31, 2002                  Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ 10,366                          $ 32,338                     $ (1,920)                          $ 173                      $ 60,404                     $ (3,467)                   $ (1,237,630)   $ (1,805,581)   $ (1,182,024)  $ (2,052,716)
     Net Realized Gain (Loss)                               41,154                          (561,484)                     (38,239)                              -                        19,935                      (51,866)                    (29,083,830)    (86,172,577)    (17,481,640)    (3,189,537)
     Net Unrealized Gain (Loss) On Investments              (7,320)                      (19,321,709)                  (1,921,850)                              -                       703,180                   (1,979,825)                     (4,934,302)     31,379,211      (2,729,403)   (24,014,388)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                     44,200                       (19,850,855)                  (1,962,009)                            173                       783,519                   (2,035,158)                    (35,255,762)    (56,598,946)    (21,393,067)   (29,256,641)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                        100                -           12,035             -            298               -         871,244             -          20,305            -             113             -         6,769,408      21,995,144       5,243,346     30,665,259
     Net Transfers Between Sub-accounts                    (38,534)               -         (236,201)            -         23,425               -       1,006,366             -         105,750            -               -             -       (29,812,061)     13,663,651     (36,105,983)   (40,202,270)
     Surrenders                                            (22,017)               -         (744,998)            -       (140,174)              -      (2,851,421)            -        (427,313)           -         (53,418)            -       (12,829,802)     (9,722,245)    (13,925,274)   (14,194,199)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    (60,451)               -         (969,164)            -       (116,451)              -        (973,811)            -        (301,258)           -         (53,305)            -       (35,872,455)     25,936,550     (44,787,911)   (23,731,210)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                         668,398                -       46,001,725             -      7,284,857               -      10,738,019             -       9,721,511            -       4,577,957             -        13,557,080               -       6,649,057              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    652,147                        25,181,706                    5,206,397                       9,764,381                    10,203,772                    2,489,494                     (57,571,137)    (30,662,397)    (59,531,921)   (52,987,851)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                                                                                                                                                                                                         120,295,329     150,957,726     144,864,867    197,852,718
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                       $ 652,147              $ -     $ 25,181,706           $ -    $ 5,206,397             $ -     $ 9,764,381           $ -    $ 10,203,772          $ -     $ 2,489,494           $ -      $ 62,724,192   $ 120,295,329    $ 85,332,946  $ 144,864,867
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            INVESCO - VIF                    INVESCO - VIF                  INVESCO - VIF                  Montgomery -                 ProFunds - VP                 ProFunds - VP                   ProFunds - VP                   ProFunds - VP
                                                           Health Sciences                     Technology                 Telecommunications             Emerging Markets                  Asia 30                        Banks                      Basic Materials                       Bear
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended     * May 1 thru   Year Ended    * May 1 thru   Year Ended      * May 1 thru     Year Ended       Year Ended   Jan. 22* thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (2,373,184)    $ (2,399,467)    $ (1,682,942) $ (3,396,357)    $ (573,461)   $ (1,771,049)   $ (1,206,362) $ (1,251,839)      $ (60,099)         $ -       $ (99,402)          $ -         $ (39,588)            $ -      $ (696,469)    $ (273,736)
     Net Realized Gain (Loss)                          (18,907,675)     (23,005,039)    (103,487,871) (291,463,464)   (31,168,990)   (170,293,495)     (2,748,029)  (25,039,866)     (1,394,466)           -      (2,127,474)            -        (1,727,451)              -        (996,773)    (4,416,452)
     Net Unrealized Gain (Loss) On Investments         (29,007,053)     (17,040,106)      26,528,457   116,768,285     (1,537,370)     66,061,815      (5,308,416)   18,046,467        (676,609)           -         (21,789)            -           (20,289)              -       1,673,872       (256,646)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (50,287,912)     (42,444,612)     (78,642,356) (178,091,536)   (33,279,821)   (106,002,729)     (9,262,807)   (8,245,238)     (2,131,174)           -      (2,248,665)            -        (1,787,328)              -         (19,370)    (4,946,834)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  8,104,442       39,715,024        3,490,801    34,435,395      1,711,756      12,796,351       3,111,291     5,842,932          77,474            -         110,035             -            91,241               -       3,493,253      2,101,562
     Net Transfers Between Sub-accounts                (51,995,032)     (45,241,189)     (27,831,639)  (31,309,910)   (10,242,726)    (29,172,956)    (12,476,640)    8,978,861      19,863,688            -       6,892,279             -         5,701,445               -      21,833,665     39,943,757
     Surrenders                                        (18,721,871)     (15,780,704)      (9,620,725)  (15,346,413)    (4,049,922)     (6,977,133)    (10,150,945)   (6,358,722)       (351,823)           -      (1,685,977)            -          (491,786)              -      (7,811,895)    (1,798,184)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (62,612,461)     (21,306,869)     (33,961,563)  (12,220,928)   (12,580,892)    (23,353,738)    (19,516,294)    8,463,071      19,589,338            -       5,316,336             -         5,300,900               -      17,515,023     40,247,135
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       9,618,991                -        4,605,671             -      2,243,811               -       8,038,806             -       1,120,166                    2,713,760                         338,227                      24,846,660
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (103,281,382)     (63,751,480)    (107,998,248) (190,312,465)   (43,616,902)   (129,356,467)    (20,740,295)      217,833      18,578,331            -       5,781,431             -         3,851,799               -      42,342,313     35,300,301
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               219,115,896      282,867,376      177,600,254   367,912,719     67,891,196     197,247,663      91,629,764    91,411,931               -            -               -             -                 -               -      35,300,301              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                   $ 115,834,514    $ 219,115,896     $ 69,602,006 $ 177,600,254   $ 24,274,294    $ 67,891,196    $ 70,889,469  $ 91,629,764    $ 18,578,331          $ -     $ 5,781,431           $ -       $ 3,851,799             $ -    $ 77,642,614   $ 35,300,301
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            ProFunds - VP                    ProFunds - VP                  ProFunds - VP                  ProFunds - VP                ProFunds - VP                 ProFunds - VP                   ProFunds - VP                   ProFunds - VP
                                                            Biotechnology                         Bull                        Bull Plus                  Consumer Cyclical          Consumer Non-Cyclical                Energy                         Europe 30                       Financial
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended     Jan. 22* thru      * May 1 thru   Year Ended      Year Ended   Jan. 22* thru    * May 1 thru   Year Ended     * May 1 thru   Year Ended     Year Ended   Jan. 22* thru     Year Ended      Year Ended       Year Ended   Jan. 22* thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (271,066)      $ (263,172)      $ (239,187)          $ -     $ (728,025)     $ (813,376)      $ (18,568)          $ -       $ (90,663)         $ -      $ (249,870)   $ (226,444)       $ (417,126)     $ (517,227)     $ (331,758)    $ (163,113)
     Net Realized Gain (Loss)                          (12,238,800)      (3,595,788)         (27,309)            -    (27,791,608)    (15,444,090)     (1,755,663)            -      (1,468,175)           -      (3,387,650)   (6,615,605)      (10,519,078)    (15,540,320)     (5,222,929)      (641,632)
     Net Unrealized Gain (Loss) On Investments             167,408         (932,166)      (2,751,680)            -     (1,381,024)        303,671         (47,366)            -          (8,345)           -        (413,984)      175,127          (240,360)        383,322        (403,086)       221,919
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (12,342,458)      (4,791,126)      (3,018,176)            -    (29,900,657)    (15,953,795)     (1,821,597)            -      (1,567,183)           -      (4,051,504)   (6,666,922)      (11,176,564)    (15,674,225)     (5,957,773)      (582,826)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    964,612        3,846,811          547,289             -      2,108,926       5,208,432          66,406             -         219,468            -       1,109,007     3,259,535         1,370,440       4,206,872       1,400,714      1,533,104
     Net Transfers Between Sub-accounts                (17,318,174)      45,023,867       45,409,849             -      1,736,690      78,476,897       4,925,008             -       5,362,682            -        (145,677)   26,566,595       (22,130,025)     34,460,430      (7,493,587)    20,267,584
     Surrenders                                         (1,723,615)      (1,458,635)      (1,880,162)            -     (5,947,238)    (10,744,383)       (170,835)            -        (892,823)           -      (2,647,425)   (2,035,669)       (2,817,263)     (2,513,430)     (3,525,294)    (1,363,848)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (18,077,177)      47,412,043       44,076,976             -     (2,101,622)     72,940,946       4,820,580             -       4,689,327            -      (1,684,095)   27,790,460       (23,576,848)     36,153,872      (9,618,167)    20,436,841
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       2,010,333                        20,411,941                   10,384,921                         439,721                     1,829,775                    3,852,033                       7,150,832                       6,847,216
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (28,409,302)      42,620,918       61,470,741             -    (21,617,358)     56,987,150       3,438,705             -       4,951,920            -      (1,883,566)   21,123,539       (27,602,580)     20,479,647      (8,728,724)    19,854,014
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                42,620,918                -                -             -     56,987,150               -               -             -               -            -      21,123,539             -        44,975,990      24,496,343      19,854,014              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 14,211,616     $ 42,620,918     $ 61,470,741           $ -   $ 35,369,793    $ 56,987,150     $ 3,438,705           $ -     $ 4,951,920          $ -    $ 19,239,972  $ 21,123,539      $ 17,373,410    $ 44,975,990    $ 11,125,290   $ 19,854,014
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            ProFunds - VP                    ProFunds - VP                  ProFunds - VP                  ProFunds - VP                ProFunds - VP                 ProFunds - VP                   ProFunds - VP            ProFunds - VP
                                                             Healthcare                        Industrial                      Internet                        Japan                    Mid-Cap Growth                Mid-Cap Value                        OTC                       Pharmaceuticals
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended     Jan. 22* thru      * May 1 thru   Year Ended     * May 1 thru   Year Ended      * May 1 thru   Year Ended     * May 1 thru   Year Ended    * May 1 thru   Year Ended       Year Ended     Jan. 22* thru    * May 1 thru    Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (294,659)      $ (226,581)       $ (11,240)          $ -      $ (79,015)            $ -       $ (40,709)          $ -       $ (88,253)         $ -      $ (107,736)          $ -        $ (728,038)     $ (498,418)      $ (52,297)           $ -
     Net Realized Gain (Loss)                           (5,272,600)      (3,459,024)        (391,936)            -      4,206,610               -      (2,322,204)            -      (1,323,222)           -      (3,318,501)            -       (29,447,824)     (6,794,357)         64,185              -
     Net Unrealized Gain (Loss) On Investments             (77,654)        (238,799)         (25,736)            -     (1,007,428)              -         (37,438)            -        (263,335)           -        (129,186)            -        (4,150,437)     (2,043,890)         38,139              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (5,644,913)      (3,924,404)        (428,912)            -      3,120,167               -      (2,400,351)            -      (1,674,810)           -      (3,555,423)            -       (34,326,299)     (9,336,665)         50,027              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  1,815,324        2,273,837           51,680             -        140,469               -         125,576             -         437,937            -         490,311             -         3,312,174       5,146,223         277,131              -
     Net Transfers Between Sub-accounts                (18,408,423)      35,933,389        1,672,674             -     23,169,044               -       4,930,727             -      11,110,157            -      13,352,603             -        35,536,785      74,805,518       1,352,336              -
     Surrenders                                         (3,365,878)      (1,653,263)        (348,880)            -       (683,098)              -        (209,085)            -        (577,400)           -        (991,446)            -       (11,081,876)     (3,262,230)       (741,772)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (19,958,977)      36,553,963        1,375,475             -     22,626,415               -       4,847,218             -      10,970,694            -      12,851,468             -        27,767,082      76,689,511         887,695              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       6,605,885                           187,564                    3,137,204                         625,883                     5,769,086                    3,192,234                      14,994,845                       2,475,598
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (18,998,006)      32,629,559        1,134,128             -     28,883,787               -       3,072,749             -      15,064,969            -      12,488,279             -         8,435,629      67,352,846       3,413,320              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                32,629,559                -                -             -              -               -               -             -               -            -               -             -        67,352,846               -               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 13,631,553     $ 32,629,559      $ 1,134,128           $ -   $ 28,883,787             $ -     $ 3,072,749           $ -    $ 15,064,969          $ -    $ 12,488,279           $ -      $ 75,788,475    $ 67,352,846     $ 3,413,320            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                   ProFunds - VP                             ProFunds - VP               ProFunds - VP Rising       ProFunds - VP                 ProFunds - VP                ProFunds - VP                  ProFunds - VP                    ProFunds - VP
                                                  Precious Metals                             Real Estate                 Rates Opportunity                Semiconductor            Short OTC                       Small-Cap Growth                 Small-Cap Value            Technology
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                    * May 1 thru      Year Ended        Year Ended   Jan. 22* thru   * May 1 thru   Year Ended      * May 1 thru   Year Ended     * May 1 thru   Year Ended    * May 1 thru   Year Ended      * May 1 thru     Year Ended       Year Ended   Jan. 22* thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (200,034)             $ -      $ 1,282,542    $ (295,700)     $ (63,077)            $ -       $ (42,093)          $ -      $ (258,286)         $ -      $ (131,114)          $ -         $ (97,082)            $ -      $ (165,977)    $ (138,025)
     Net Realized Gain (Loss)                          (12,066,110)               -       (4,413,619)   (2,900,074)    (1,887,436)              -      (4,075,624)            -        (476,003)           -      (3,951,665)            -        (2,783,600)              -      (7,793,094)    (2,691,357)
     Net Unrealized Gain (Loss) On Investments           1,414,184                -         (835,880)      480,503       (314,178)              -        (442,740)            -         349,800            -        (330,254)            -          (397,674)              -        (955,236)      (670,472)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (10,851,960)               -       (3,966,957)   (2,715,271)    (2,264,691)              -      (4,560,457)            -        (384,489)           -      (4,413,033)            -        (3,278,356)              -      (8,914,307)    (3,499,854)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    555,415                -        1,679,523     1,326,955      1,624,002               -         117,553             -         330,738            -         351,942             -           534,951               -         396,659      3,179,410
     Net Transfers Between Sub-accounts                 62,980,779                -      (13,623,860)   42,203,923      5,566,737               -       7,886,763             -       9,345,471            -      24,487,389             -        28,482,208               -       6,609,259     15,984,600
     Surrenders                                         (2,676,094)               -       (5,191,305)   (2,145,936)    (1,106,892)              -        (381,968)            -      (1,703,304)           -        (831,337)            -        (1,080,277)              -      (1,129,566)      (743,841)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                 60,860,100                -      (17,135,642)   41,384,943      6,083,846               -       7,622,348             -       7,972,904            -      24,007,994             -        27,936,882               -       5,876,353     18,420,168
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       5,639,798                         3,297,658                    3,348,592                         727,238                     6,439,628                    4,373,004                       4,502,305                       1,288,497
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 55,647,939                -      (17,804,940)   38,669,672      7,167,747               -       3,789,129             -      14,028,043            -      23,967,965             -        29,160,830               -      (1,749,458)    14,920,314
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                         -                -       38,669,672             -              -               -               -             -               -            -               -             -                 -               -      14,920,314              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 55,647,939              $ -     $ 20,864,731  $ 38,669,672    $ 7,167,747             $ -     $ 3,789,129           $ -    $ 14,028,043          $ -    $ 23,967,965           $ -      $ 29,160,830             $ -    $ 13,170,856   $ 14,920,314
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            ProFunds - VP             ProFunds - VP                  ProFunds - VP                         ProFunds - VP                ProFunds - VP                 ProFunds - VP             Prudential - SP Jennison               Rydex - Nova
                                                         Telecommunications               U.S. Government Plus              Ultra Mid-Cap                    Ultra OTC                 Ultra Small-Cap                  Utilities                 International Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended     Jan. 22* thru      * May 1 thru   Year Ended     * May 1 thru   Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended   Jan. 22* thru     Year Ended      May 1* thru      Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (99,936)       $ (73,634)       $ 867,261           $ -      $ (66,179)            $ -      $ (779,711) $ (1,233,847)     $ (507,695)  $ (517,085)     $ (254,283)   $ (188,356)        $ (37,309)       $ (7,337)      $ 617,183    $ 3,891,125
     Net Realized Gain (Loss)                             (125,881)      (3,869,339)       4,170,529             -     (4,818,634)              -     (55,340,469) (278,197,101)    (11,816,476)  (9,799,957)     (4,804,474)   (5,454,542)         (350,517)        124,947      (8,600,581)   (29,004,737)
     Net Unrealized Gain (Loss) On Investments            (664,731)         (27,444)         489,394             -         10,977               -      (7,297,041)  173,772,698      (7,136,266)   6,815,091         233,837        30,080          (195,109)         44,005        (969,813)     1,245,099
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (890,548)      (3,970,417)       5,527,184             -     (4,873,836)              -     (63,417,221) (105,658,250)    (19,460,437)  (3,501,951)     (4,824,920)   (5,612,818)         (582,935)        161,615      (8,953,211)   (23,868,513)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    448,411          581,818        2,015,093             -        274,078               -       3,805,838    13,347,277       1,328,683    2,707,420         920,106     2,255,435           800,226         376,419          49,840      1,825,401
     Net Transfers Between Sub-accounts                 10,012,534        8,060,490      120,184,497             -     20,566,062               -      10,231,788    84,177,959     (36,527,125)  57,103,288      18,847,080    17,755,381         1,019,880       1,590,594      (5,360,434)   (71,930,824)
     Surrenders                                         (1,134,513)        (534,972)      (8,734,762)            -     (1,044,523)              -      (3,887,806)   (5,113,029)     (3,561,418)  (2,492,033)     (3,661,168)   (1,490,045)         (303,494)       (104,799)     (1,637,593)    (6,313,228)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  9,326,431        8,107,336      113,464,828             -     19,795,616               -      10,149,821    92,412,207     (38,759,859)  57,318,676      16,106,018    18,520,771         1,516,612       1,862,214      (6,948,186)   (76,418,651)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       4,217,850                         5,298,359                    2,526,048                       3,541,809                     4,825,370                    1,832,104                       1,194,527                       1,737,692
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 12,653,733        4,136,919      124,290,371             -     17,447,828               -     (49,725,591)  (13,246,043)    (53,394,927)  53,816,724      13,113,203    12,907,953         2,128,203       2,023,829     (14,163,706)  (100,287,164)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                 4,136,919                -                -             -              -               -      95,662,983   108,909,026      83,740,574   29,923,850      12,907,953             -         2,023,829               -      25,570,952    125,858,116
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 16,790,652      $ 4,136,919    $ 124,290,371           $ -   $ 17,447,828             $ -    $ 45,937,392  $ 95,662,983    $ 30,345,648 $ 83,740,574    $ 26,021,156  $ 12,907,953       $ 4,152,032     $ 2,023,829    $ 11,407,246   $ 25,570,952
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                             Rydex - OTC                      Rydex - Ursa             WFVT - Asset Allocation         WFVT - Corporate Bond         WFVT - Equity Income          WFVT - Equity Value                WFVT - Growth            WFVT - International Equity

                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (1,020,157)    $ (2,598,994)       $ (16,650)    $ 484,292    $ 2,763,462       $ 318,610     $ 1,500,198   $ 1,770,138        $ 27,436    $ (30,533)      $ (55,978)   $ (308,685)       $ (726,512)   $ (1,160,245)      $ (19,143)     $ (21,243)
     Net Realized Gain (Loss)                          (41,763,410)    (190,587,036)          92,625     1,412,216     (4,205,116)      8,077,903         122,094       321,036      (1,875,015)      17,874      (3,049,399)     (882,290)       (6,523,018)      7,007,259        (120,712)      (141,367)
     Net Unrealized Gain (Loss) On Investments           2,576,864       82,700,844          628,236      (706,099)   (26,865,611)    (29,561,695)        234,849        85,649      (1,074,776)    (490,116)     (4,967,694)   (2,805,085)      (10,525,419)    (26,147,269)       (263,284)      (123,079)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (40,206,703)    (110,485,186)         704,211     1,190,409    (28,307,265)    (21,165,182)      1,857,141     2,176,823      (2,922,355)    (502,775)     (8,073,071)   (3,996,060)      (17,774,949)    (20,300,255)       (403,139)      (285,689)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    290,673        9,472,619           18,278       256,619      4,140,329      13,053,458         579,026     1,292,740       1,915,280    2,266,843         944,403     2,099,096           360,593         789,793         333,661        462,593
     Net Transfers Between Sub-accounts                (19,500,655)    (116,211,747)      (1,132,030)  (20,775,248)   (18,679,510)    (11,377,068)     (2,357,936)   (4,967,729)      4,359,165    3,328,085      (4,033,194)   (5,097,653)       (7,651,410)     (5,398,125)        241,707        326,860
     Surrenders                                         (5,791,974)     (12,005,925)        (425,046)     (548,893)   (21,314,105)    (19,475,946)     (4,358,906)   (3,685,425)     (2,098,300)    (589,129)     (2,796,419)   (2,781,624)       (5,705,608)     (7,218,095)       (205,044)      (124,816)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (25,001,956)    (118,745,054)      (1,538,798)  (21,067,522)   (35,853,286)    (17,799,556)     (6,137,816)   (7,360,415)      4,176,144    5,005,798      (5,885,209)   (5,780,182)      (12,996,425)    (11,826,427)        370,324        664,638
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       4,118,748                            68,556                            -                               -                     1,473,889                    1,466,876                               -                               -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (61,089,911)    (229,230,239)        (766,030)  (19,877,113)   (64,160,551)    (38,964,738)     (4,280,675)   (5,183,592)      2,727,678    4,503,024     (12,491,405)   (9,776,241)      (30,771,375)    (32,126,682)        (32,815)       378,949
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               105,471,178      334,701,417        4,233,769    24,110,882    209,488,644     248,453,382      34,087,060    39,270,652       9,556,312    5,053,288      32,706,250    42,482,491        71,244,836     103,371,518       1,512,122      1,133,173
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 44,381,267    $ 105,471,178      $ 3,467,739   $ 4,233,769   $ 145,328,093  $ 209,488,644    $ 29,806,385  $ 34,087,060    $ 12,283,990  $ 9,556,312    $ 20,214,845  $ 32,706,250      $ 40,473,461    $ 71,244,836     $ 1,479,307    $ 1,512,122
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------

                                                     WFVT - Large Company Growth          WFVT - Money Market          WFVT - Small Cap Growth

                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (211,607)      $ (250,200)      $ (138,476)  $ 1,369,898      $ (88,814)     $ (124,848)
     Net Realized Gain (Loss)                           (2,412,787)        (448,944)               -             -     (3,835,601)     (2,447,398)
     Net Unrealized Gain (Loss) On Investments          (2,701,691)      (3,909,553)               -             -        739,737        (421,030)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (5,326,085)      (4,608,697)        (138,476)    1,369,898     (3,184,678)     (2,993,276)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  1,436,933        3,433,104       17,069,219    19,364,053        405,526         813,834
     Net Transfers Between Sub-accounts                    (33,340)       1,414,080       41,602,671    52,181,470       (605,070)       (335,162)
     Surrenders                                         (2,112,357)      (1,189,672)     (65,844,174)  (39,686,738)      (611,720)       (396,999)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   (708,764)       3,657,512       (7,172,284)   31,858,785       (811,264)         81,674
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                               -                                 -                            -
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,034,849)        (951,185)      (7,310,760)   33,228,683     (3,995,942)     (2,911,602)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                17,413,941       18,365,126       76,417,357    43,188,674      8,450,150      11,361,752
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------
     End of Period                                    $ 11,379,092     $ 17,413,941     $ 69,106,596  $ 76,417,357    $ 4,454,208     $ 8,450,150
                                                  ==================================  =============================  =============================
                                                  ==================================  =============================  =============================

--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

American Skandia Life Assurance Corporation Variable Account B ("Variable Account B")
Notes to Financial Statements
December 31, 2002
----------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

American  Skandia Life Assurance  Corporation  Variable Account B, also referred to as the "Separate  Account",  is organized as a unit investment  trust, a type of investment  company,  and is registered with the Securities and Exchange  Commission  under the Investment
Company Act of 1940. The Separate Account was established by American  Skandia Life Assurance  Corporation  ("American  Skandia" or the
"Company")  pursuant to  Connecticut  law on November 25, 1987.  Underss.38a-433 of the  Connecticut  General  Statutes,  the assets and liabilities of the Separate  Account are clearly  identified and  distinguished  from the other assets and  liabilities of the Company.
The assets of the Separate  Account will not be charged with any  liabilities  arising out of any other business  conducted by American
Skandia.  However, the Separate Account's  obligations,  including insurance benefits related to the annuities,  are the obligations of
American  Skandia.  The Separate  Account also holds assets of other annuities issued by the Company with values and benefits that vary according to the investment performance of the Separate Account.

The Separate  Account is used as a funding vehicle for several flexible premium  deferred  variable annuity  contracts,  as well as two immediate  variable  annuities issued by American Skandia.  The following is a list of each variable annuity product funded through the
Separate Account.

LifeVest Personal Security Annuity ("PSA")                        Wells Fargo Stagecoach Extra Credit ("Stagecoach Extra
                                                                  Credit")
Alliance Capital Navigator ("ACN")                                Evergreen Skandia Harvester XTra Credit ("Harvester XTra
                                                                  Credit")
American Skandia Advisor Plan ("ASAP")                            American Skandia XTra Credit Premier ("XTra Credit Premier")
American Skandia Advisor Plan II ("ASAP II")                      American Skandia XTra Credit FOUR ("XTtra Credit FOUR")
Evergreen Skandia Harvester Variable Annuity ("Harvester          American Skandia XTra Credit FOUR Premier ("XTra Credit
Variable Annuity")                                                FOUR Premier")
American Skandia Advisor Plan II Premier ("ASAP II Premier")      American Skandia XTra Credit SIX ("XTra Credit SIX")
American Skandia Advisor Plan III ("ASAP III")                    American Skandia Protector ("AS Protector")
American Skandia Apex ("Apex")                                    Wells Fargo Stagecoach Variable Annuity ("Stagecoach")
Wells Fargo Stagecoach Apex                                       Wells Fargo Stagecoach Variable Annuity Plus ("Stagecoach
                                                                  VA+")
American Skandia Apex II ("Apex II")                              American Skandia Advisors Choice ("Choice")
American Skandia LifeVest ("ASL")                                 American Skandia Advisors Choice 2000 ("Choice 2000")
Wells Fargo Stagecoach Variable Annuity Flex ("Stagecoach Flex")  American Skandia Impact ("AS Impact")
American Skandia LifeVest Premier ("ASL Premier")                 Defined Investments Annuity
American Skandia LifeVest II ("ASL II")                           Galaxy Variable Annuity III ("Galaxy III")
American Skandia LifeVest II Premier (ASL II Premier")            American Skandia Advisors Income Annuity ("ASAIA")
American Skandia XTra Credit ("XTra Credit")                      American Skandia Variable Immediate Annuity ("ASVIA")

The Annuities named above may be used as an investment  vehicle for "qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or
Tax  Sheltered  Annuity (or 403(b)) or as an  investment  vehicle for  "non-qualified"  investments.  When an Annuity is purchased as a
"qualified"  investment,  it does not provide any tax advantages in addition to the preferential  treatment already available under the
Internal Revenue Code.

The Separate  Account consists of multiple  Sub-accounts,  each of which invests only in a single mutual fund or mutual fund portfolio.
The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Certain Sub-accounts are available with only certain variable annuities offered through the Separate Account.

The name of each Portfolio and the corresponding Sub-account name, are provided below.

American Skandia Trust                        Wells Fargo Variable Trust                 ProFund VP
AST Strong International Equity               International Equity                       Europe 30
AST William Blair International Growth 1      Small-Cap Growth                           Asia 30 3
AST American Century International Growth     Growth                                     Japan 3
AST DeAM International Equity 2               Large Company Growth                       Banks 3
AST MFS Global Equity                         Equity Value                               Basic Materials 3
AST PBHG Small-Cap Growth                     Equity Income                              Biotechnology
AST DeAM Small-Cap Growth                     Asset Allocation                           Consumer Cyclical 3
AST Federated Aggressive Growth               Corporate Bond                             Consumer Non-Cyclical 3
AST Goldman Sachs Small-Cap Value             Money Market                               Energy
AST Gabelli Small-Cap Value                                                              Financial
AST DeAM Small-Cap Value 3                    Evergreen Variable Annuity Trust:          Healthcare
AST Goldman Sachs Mid-Cap Growth 4            International Growth                       Industrial 3
AST Neuberger & Berman Mid-Cap Growth         Global Leaders                             Internet 3
AST Neuberger & Berman Mid-Cap Value          Special Equity                             Pharmaceuticals 3
AST Alger All-Cap Growth                      Small-Cap Value                            Precious Metals 3
AST Gabelli All-Cap Value                     Omega                                      Real Estate
AST T. Rowe Price Natural Resources           Capital Growth                             Semiconductor 3
AST Alliance Growth                           Blue Chip                                  Technology
AST MFS Growth                                Equity Index                               Telecommunications
AST Marsico Capital Growth                    Foundation                                 Utilities
AST Goldman Sachs Concentrated Growth 5       Strategic Income                           Bull
AST DeAM Large-Cap Growth 3                                                              Bear
AST DeAM Large-Cap Value 6                    First Defined Portfolio Fund LLC           Bull Plus
AST Alliance/Bernstein Growth + Value         Target Managed VIP 9                       OTC
AST Sanford Bernstein Core Value              The Dow DART 10                            Short OTC 3
AST Cohen & Steers Real Estate                Global Target 15                           Ultra OTC
AST Sanford Bernstein Managed Index 500       S&P Target 24 10                           Mid-Cap Value 3
AST American Century Income & Growth          NASDAQ Target 15                           Mid-Cap Growth 3
AST Alliance Growth & Income                  Value Line(R)Target 25 11                   Ultra Mid-Cap 3
AST MFS Growth with Income                    First Trust(R)10 Uncommon Values            Small-Cap Value 3
AST INVESCO Capital Income 7                  First Trust(R)Energy                        Small-Cap Growth 3
AST DeAM Global Allocation 8                  First Trust(R)Financial Services            Ultra Small-Cap
AST American Century Strategic Balanced       First Trust(R)Pharmaceutical                U.S. Government Plus 3
AST T. Rowe Price Asset Allocation            First Trust(R)Technology                    Rising Rates Opportunity 3
AST T. Rowe Price Global Bond
AST Federated High Yield                      INVESCO Variable Investment Funds, Inc.    The Galaxy VIP Fund
AST Lord Abbett Bond-Debenture                Dynamics                                   Small Company Growth
AST DeAM Bond 3                               Technology                                 Equity
AST PIMCO Total Return Bond                   Health Sciences                            Growth & Income
AST PIMCO Limited Maturity Bond               Financial Services                         Columbia Real Estate Equity
                                                                                         II
AST Money Market                              Telecommunications                         Asset Allocation
                                                                                         Columbia High Yield II
Montgomery Variable Series                    Rydex Variable Trust                       Quality Plus Bond
Emerging Markets                              Nova                                       Money Market
                                              Ursa
The Prudential Series Fund, Inc.              OTC                                        Davis Funds
SP Jennison International Growth                                                         Value Fund

1.       This portfolio was formerly named "AST Janus Overseas Growth."
2.       This portfolio was formerly named "AST Founders Passport."
3.       These portfolios commenced operations on May 1, 2002.
4.       This portfolio was formerly named "AST Janus Mid-Cap Growth."
5.       This portfolio was formerly named "AST JanCap Growth."
6.       This portfolio was formerly named "AST Janus Strategic Value."
7.       This portfolio was formerly named "AST INVESCO Equity Income."
8.       This portfolio was formerly named "AST AIM Balanced."
9.       This portfolio was formerly named "The Dow Target 5."
10.      This portfolio was formerly named "S&P Target 10."
11.      This portfolio was formerly named "First Trust(R)Internet."

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be  expected,  and in some cases  could be  substantial.  The  comparison  of the  performance  of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account is inappropriate.

See Note VI for additional  information  about each Annuity and the charges made by the Separate Account in relation to the Annuity and any optional benefits offered under the Annuity.

The  accompanying  financial  statements  include only contract owners' purchase  payments related to the variable  investment  options offered under the various Annuities, and does not provide information related to fixed allocations offered under the Annuities.

2.       VALUATION OF INVESTMENTS

The fair value of the investments in the  sub-accounts is based on the net asset values of the Portfolio  shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend  income is  recognized on an accrual  basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

The  preparation of financial  statements in conformity  with accounting  principles  generally  accepted in the United States requires that  management  make  estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  as of the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

4.       INCOME TAXES

American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains  attributable to the
Separate  Account;  therefore,  no charges for federal  income taxes are  currently  deducted  from the Separate  Account.  If American
Skandia  incurs  income taxes  attributable  to the Separate  Account,  or determines  that such taxes will be incurred,  it may make a charge for such taxes against the Separate  Account.  Under current laws,  American  Skandia may incur state and local income taxes (in addition to premium tax) in several states.  The Company does not anticipate that these taxes will be  significant.  However,  American
Skandia may make charges against the Separate Account in the event that the amount of these taxes changes.

5.       DIVIDENDS

During 2002 and 2001, certain of the Portfolios  declared  dividends.  The amounts accrued and/or accrued and paid by the Portfolios to the Separate  Account for its share of the dividends  were  reinvested  in  additional  full and  fractional  shares of the  applicable
Portfolios.  Such additional full and fractional  shares of the Portfolios are reflected in the daily  calculation of the  accumulation unit value for each Sub-account of the Separate Account.

6.       CONTRACT CHARGES/FEATURES

Each  Annuity  funded  through  the  Separate  Account  is subject to  specific  fees and  charges,  some of which are  deducted  as an asset-based  charge by the Separate  Account,  while others are deducted either annually or at the time that certain  transactions  are made.

Insurance  Charge - The Insurance  Charge is the  combination  of the mortality and expense risk charge and the  administrative  charge deducted by the Separate  Account.  The Insurance Charge is expressed as an annual charge;  however the daily equivalent is deducted on a daily basis from the assets of the Separate  Account.  Prior to the  consolidation of Separate Account B (described in Note VII), the level of Insurance Charge  determined which separate account was used to fund the particular  annuity.  Following the  consolidation of the Separate Account,  each previous level of Insurance Charge is included as a separate charge level within the consolidated  Separate
Account.

The following Insurance Charge levels apply to each Annuity product, as listed.

    Insurance Charge                                         Annuity Product Name
         0.65%            Choice, Choice 2000, ASAP III, XTra Credit SIX
         1.00%            AS Impact, Defined Investments Annuity, Galaxy III
         1.25%            ASAIA, ASVIA
         1.40%            PSA, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
                          ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
                          Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                          Stagecoach Variable Annuity, Stagecoach VA+
         1.65%            Apex II, ASL II
         2.25%            ASAIA w/ Guarantee

Distribution  Charge - The  Distribution  Charge is deducted by the Separate  Account on two American  Skandia annuity  contracts.  The
Distribution  Charge is expressed as an annual  charge;  however the daily  equivalent  is deducted on a daily basis from the assets of the Separate Account.  The charge is deducted for the number of years indicated below and then no longer applies.

   Distribution Charge                      Annuity Product Name                            Period Deducted
          0.60%                                   ASAP III                               Annuity Years 1-8 only
          1.00%                                XTra Credit SIX                          Annuity Years 1-10 only

Annual  Maintenance Fee - An Annual  Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the
Annuity.  The Annual  Maintenance Fee on certain  contracts may be less than $35, may be zero or, under certain  circumstances,  may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

Transfer Fees - Transfer  Fees are charged at a rate of $10 for each transfer  after the 20th in each Annuity Year, as set forth in the respective prospectuses.

Contingent  Deferred  Sales Charges - Contingent  Deferred Sales Charges may apply to certain  withdrawals  from the annuities and upon surrender of the annuity.  When  applicable,  Contingent  Deferred Sales Charges will apply for a maximum number of years  depending on the type of contract.  The maximum  number of years may be based on the number of years since each Purchase  Payment is applied or from the issue date of the Annuity.  Certain  annuities  do not deduct a Contingent  Deferred  Sales  Charge upon  surrender or  withdrawal.
Please refer to the prospectus for your annuity contract for a complete  description of the Contingent  Deferred Sales Charge,  as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

Optional  Benefit Charges - Prior to November 18, 2002,  American  Skandia offered certain  optional  benefits as riders to the various annuity  contracts  where the  annual  charge to  purchase  the rider was  deducted  from the  annuity on an annual  basis in  arrears.
Effective as of November 18, 2002,  American  Skandia  offers riders for optional  benefits  whose annual charge is deducted on a daily basis from the assets in the  Separate  Account.  The daily  charge for the  optional  benefits  is  deducted in the same manner as the
Insurance  Charge and the  Distribution  Charge (if  applicable).  Annuity  Owners who elect to purchase an optional  benefit  purchase units of the Separate Account that reflect the Insurance  Charge,  Distribution  Charge (if applicable) and the charge for any optional benefit(s).  Annuity  owners who elected an optional  benefit  whose charge is deducted on an annual basis in arrears will  continue to have the applicable charge deducted in this manner.

Currently,  American  Skandia offers three  different  optional  benefits,  as follows:  the Guaranteed  Return Option (GRO), a Highest
Anniversary  Value optional death benefit and an Enhanced  Beneficiary  Protection  optional death benefit.  Currently,  the charge for each optional benefit is 0.25% per year,  respectively.  If an Annuity owner elects two optional benefits,  the total additional charge is 0.50%;  if all three  optional  benefits are  elected,  the total  additional  charge is 0.75%.  Certain  American  Skandia  annuity contracts may not be eligible to elect all or any optional benefits.

7.       ACCUMULATION UNIT VALUES

Accumulation  Unit Values (or "AUVs") are calculated for each  Sub-account  on each  Valuation Day. Each  Sub-account  may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

----------------------- ---------------------------------------------------------------------------------------------
  Asset-based Charge                                   Description of When Applicable
        Level
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.65%           Advisors Choice, Advisors Choice 2000 - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.90%           Advisors Choice, Advisors Choice 2000 - One Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.00%           AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.15%           Advisors Choice, Advisors Choice 2000 - Two Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.25%           AS Impact, Defined Investments Annuity, Galaxy III - One Optional Benefit

                        ASAP III - No Optional Benefits
                        ASAIA, ASVIA
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.40%           Advisors Choice, Advisors Choice 2000 - Three Optional Benefits

                        PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach
                        Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
                        XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                        Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.50%           Defined Investments Annuity - Two Optional Benefits

                        ASAP III - One Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.65%           ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
                        ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
                        Credit, XTra Credit Premier, XTra Credit FOUR, AS Protector, Stagecoach Variable Annuity,
                        Stagecoach VA+ - One Optional Benefit

                        XTra Credit SIX, ASL II, ASL II Premier, Apex II  - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.75%           Defined Investments Annuity - Three Optional Benefits

                        ASAP III - Two Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.90%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR, Stagecoach VA+ - Two Optional Benefits

                        XTra Credit SIX, ASL II, ASL II Premier, Apex II  - One Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.00%           ASAP III - Three Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.15%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR - Three Optional Benefits

                        XTra Credit SIX, ASL II, Apex II  - Two Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.25%           ASAIA w/ Guarantee
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.40%           XTra Credit SIX, ASL II, Apex II  - Three Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------

8.       CONSOLIDATION OF SEPARATE ACCOUNTS

Prior to November 18, 2002,  the Separate  Account was organized as a single  separate  account under  Connecticut  state law, with six different  Sub-account  classes structured based on the daily asset-based charge deducted by the Separate Account.  Each "class" of the
Separate  Account was registered as a distinct unit investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of the Separate  Account was  consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which was renamed  American  Skandia Life  Assurance  Corporation
Variable  Account B. Effective as of November 18, 2002,  each  Sub-account of the Separate  Account has multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge  for each  optional  benefit  offered  under  the  applicable  annuity  contracts  funded  through  the  Separate  Account.  The consolidation of the different classes of the Separate Account has no impact on Annuity Owners.

9.       RELATED PARTY AGREEMENTS

American Skandia Marketing,  Incorporated,  a wholly-owned subsidiary of American Skandia, Inc., the parent company of American Skandia
Life Assurance  Corporation,  serves as principal  underwriter and distributor of variable annuity contracts funded by interests in the
Separate Account, without remuneration from the Separate Account.

10.      DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account  (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity,  the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe  the  diversification  requirements  for  variable  annuity  contracts.  The  Company  believes  the  underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   Total                           AST - Alger All-Cap                       AST - Alger                            AST - Alger                    AST - Alliance/Bernstein                    AST - Alliance                        AST - Alliance                     AST - American Century
                                                                                                         Growth                                Growth                             Mid-Cap Growth                        Growth + Value                             Growth                            Growth & Income                        Income & Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Jan. 1 thru          Year Ended        Jan. 1 thru         Year Ended        *May 1 thru          Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Feb. 15, 2001 **     Dec. 31, 2002    Feb. 15, 2001 **     Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  -----------------------------------------------------------------------------------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period              1,754,890,185     1,404,760,373          125,442,916        28,229,631                   -       138,664,577                    -        88,470,750           3,351,836                 -           29,478,257        25,796,792          63,123,316        53,536,296           27,386,278        32,388,202
 Units Purchased                                          121,124,907       256,567,055            1,691,286         6,515,621                   -           401,928                    -           244,391             597,741           727,148            1,311,031         3,365,083           3,287,472         5,632,354            1,050,429         2,662,910
 Units Transferred Between Sub-accounts                     5,579,353       296,522,310          (26,742,462)      102,133,195                   -      (137,235,305)                   -       (87,578,961)           (236,370)        2,718,437           (5,927,674)        2,344,458         (10,422,596)        9,585,170           (2,307,245)       (5,267,004)
 Units Surrendered                                       (298,352,312)     (202,959,554)         (14,919,057)      (11,435,531)                  -        (1,831,200)                   -        (1,136,181)           (585,107)          (93,750)          (3,451,230)       (2,028,076)         (8,830,763)       (5,630,504)          (3,447,815)       (2,397,830)
 Units Transferred Due to Consolidation                   258,956,306                 -            4,720,087                 -                   -                 -                    -                 -           1,199,229                 -            2,847,513                 -          11,906,375                 -            2,632,655                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                    1,842,198,440     1,754,890,185           90,192,770       125,442,916                   -                 -                    -                 -           4,327,328         3,351,836           24,257,897        29,478,257          59,063,804        63,123,316           25,314,302        27,386,278
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                        1,842,198,439     1,754,890,185

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - American Century                 AST - American Century                AST - American Century                  AST - Cohen & Steers                     AST - DeAm Bond                       AST - DeAm Global                 AST - DeAm International                 AST - DeAm Large-Cap
                                                          International Growth I                 International Growth II                 Strategic Balanced                Real Estate                                                                           Allocation                              Equity                                 Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Jan. 1 thru         Year Ended        Year Ended           Year Ended        Year Ended          *May 1 thru       Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           *May 1 thru       Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002    Sep. 24, 2001 **     Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   --------------------------------------------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 37,487,425        17,007,352                    -        26,340,548          14,369,895        14,498,180           12,268,426        11,891,188                   -                 -           26,641,422        30,290,413          13,627,264        16,245,805                    -                 -
 Units Purchased                                            2,055,849         3,854,740                    -           210,963             552,328         1,308,335              900,646         1,458,533             230,604                 -              545,958         3,102,528             430,972         1,316,292              126,429                 -
 Units Transferred Between Sub-accounts                    (3,872,926)       18,553,959                    -       (24,868,122)           (361,022)         (319,592)           2,748,641          (205,556)          1,473,393                 -           (5,436,042)       (3,158,731)         (2,391,356)       (2,746,101)             966,533                 -
 Units Surrendered                                         (4,824,655)       (1,928,626)                   -        (1,683,389)         (1,746,163)       (1,117,027)          (1,783,747)         (875,739)            (88,631)                -           (3,529,203)       (3,592,789)         (1,435,264)       (1,188,733)             (71,863)                -
 Units Transferred Due to Consolidation                     5,828,518                 -                    -                 -           1,787,160                 -            2,260,422                 -             486,624                 -            1,629,285                 -             844,701                 -              219,646                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       36,674,213        37,487,425                    -                 -          14,602,198        14,369,895           16,394,387        12,268,426           2,101,991                 -           19,851,420        26,641,422          11,076,317        13,627,264            1,240,744                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           AST - DeAm Large-Cap                   AST - DeAm Small-Cap                  AST - DeAm Small-Cap                      AST - Federated                    AST - Federated High                   AST - Gabelli All-Cap                AST - Gabelli Small-Cap                  AST - Goldman Sachs
                                                                   Value                        Growth                                 Value                                     Aggressive Growth                        Yield Bond                                Value                                 Value                           Concentrated Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          *May 1 thru       Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                  4,575,558           586,058           60,703,791        63,621,279                   -                 -            6,499,066           196,575          39,130,467        36,914,825           14,934,570         1,273,094          35,483,530        23,298,524           84,116,221        99,250,773
 Units Purchased                                              636,879         1,661,561            1,034,403         4,092,149             101,217                 -              570,705           929,555           2,065,442         3,668,971              982,082         3,117,563           2,581,866         3,698,142            1,319,237         4,811,511
 Units Transferred Between Sub-accounts                       292,111         2,579,871          (10,468,662)         (547,390)            665,658                 -             (183,185)        5,506,043           3,197,142         2,289,552           (2,060,226)       11,392,943            (500,593)       10,853,421          (20,718,829)      (11,448,417)
 Units Surrendered                                           (777,354)         (251,932)          (7,267,609)       (6,462,246)            (63,125)                -             (762,257)         (133,107)         (5,135,595)       (3,742,881)          (1,738,390)         (849,031)         (4,206,621)       (2,366,557)          (9,067,476)       (8,497,647)
 Units Transferred Due to Consolidation                       913,356                 -            2,268,960                 -             366,365                 -              930,121                 -           7,850,694                 -            2,394,390                 -           7,518,801                 -            4,390,785                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        5,640,550         4,575,558           46,270,883        60,703,791           1,070,115                 -            7,054,451         6,499,066          47,108,149        39,130,467           14,512,425        14,934,570          40,876,983        35,483,530           60,039,938        84,116,221
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - Goldman Sachs                    AST - Goldman Sachs                      AST - Invesco                         AST - Kinetics                       AST - Lord Abbett                        AST - Marsico                       AST - MFS Global                       AST - MFS Growth
                                                              Mid-Cap Growth                         Small-Cap Value                       Capital Income                   Internet                                    Bond Debenture                         Capital Growth                            Equity
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 17,045,776         9,426,102           26,220,860        15,193,053          48,595,962        50,171,495              389,350           116,363           5,506,982           650,253           85,895,802        94,627,691           5,806,567         2,803,013          117,716,242         7,515,486
 Units Purchased                                            1,828,684         5,347,823            1,226,525         3,347,561           1,174,607         4,464,351               12,648           130,170           1,618,915         1,612,099            5,168,915         7,170,213             756,448         1,521,462            2,867,287         6,309,440
 Units Transferred Between Sub-accounts                       955,556         3,232,113           (3,784,317)        9,321,807          (6,438,998)       (1,405,421)            (390,629)          193,064           5,479,174         3,510,172            2,061,974        (9,008,743)            409,846         1,860,812          (19,830,845)      115,724,161
 Units Surrendered                                         (2,297,162)         (960,262)          (3,696,376)       (1,641,562)         (5,770,255)       (4,634,462)             (11,369)          (50,246)           (994,802)         (265,542)         (10,471,108)       (6,893,359)           (974,567)         (378,720)         (14,919,298)      (11,832,845)
 Units Transferred Due to Consolidation                     1,323,415                 -            2,964,958                 -           3,755,919                 -                    0                 -           4,578,943                 -           13,504,579                 -           1,513,490                 -            4,806,959                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       18,856,270        17,045,776           22,931,650        26,220,860          41,317,234        48,595,962                    0           389,350          16,189,211         5,506,982           96,160,163        85,895,802           7,511,785         5,806,567           90,640,344       117,716,242
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             AST - MFS Growth                      AST - Money Market                 AST - Neuberger & Berman               AST - Neuberger & Berman                AST - PBHG Small-Cap                    AST - PIMCO Limited                    AST - PIMCO Total                   AST - Sanford Bernstein
                                                                with Income                                                                Mid-Cap Growth                          Mid-Cap Value                            Growth                              Maturity Bond                          Return Bond                            Core Value
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        *May 1 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 11,896,688         6,937,627          184,612,059       172,493,206          25,717,164        26,517,850           47,298,313        44,558,699          23,048,821        25,535,093           42,410,807        31,046,956          99,028,465        82,545,240            4,207,869                 -
 Units Purchased                                            1,071,403         3,671,228           46,951,396        98,647,297           1,285,248         2,976,459            2,158,587         4,584,279           1,096,820           241,528            4,380,332         6,855,556           8,419,937        15,056,609            2,065,180           704,077
 Units Transferred Between Sub-accounts                      (634,609)        2,045,719           34,157,882       (19,943,222)         (4,380,523)       (1,796,065)          (5,468,234)        2,685,173          (5,380,891)         (919,484)          23,455,465         9,094,823          25,015,806        10,639,157           13,759,933         3,588,544
 Units Surrendered                                         (1,341,224)         (757,886)         (94,686,892)      (66,585,222)         (2,930,874)       (1,981,080)          (6,139,025)       (4,529,838)         (2,685,057)       (1,808,315)          (8,317,134)       (4,586,528)        (16,264,476)       (9,212,542)          (1,239,212)          (84,752)
 Units Transferred Due to Consolidation                     1,740,762                 -           42,986,050                 -           3,257,984                 -            7,164,711                 -           4,149,788                 -           15,042,147                 -          24,869,882                 -            4,051,678                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       12,733,020        11,896,688          214,020,495       184,612,059          22,949,001        25,717,164           45,014,353        47,298,313          20,229,481        23,048,821           76,971,617        42,410,807         141,069,615        99,028,465           22,845,449         4,207,869
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Sanford Bernstein                  AST - Scudder Japan                      AST - Strong                        AST - T. Rowe Price                   AST - T. Rowe Price                    AST - T. Rowe Price                   AST - William Blair                        Davis Value
                                                             Managed Index 500                                                          International Equity                     Asset Allocation                         Global Bond                         Natural Resources                   International Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 48,018,721        48,835,089              596,230            84,394          17,388,860        19,112,622           17,579,107        19,704,198           9,668,062        11,219,502            6,565,088         6,520,983          40,507,419        57,327,711              617,727           195,203
 Units Purchased                                            2,219,994         5,069,774               53,169           248,162             954,095         1,848,546              508,745         1,323,360             707,353           711,946              300,204           856,718             229,303           456,292               81,060           311,615
 Units Transferred Between Sub-accounts                    (3,435,890)       (1,910,618)            (642,473)          280,195          (1,725,573)       (1,616,948)            (347,933)       (1,624,610)          6,539,938        (1,280,775)              84,190          (155,294)         (6,933,261)      (13,524,553)              61,367           120,786
 Units Surrendered                                         (6,249,799)       (3,975,524)              (6,927)          (16,521)         (2,279,478)       (1,955,360)          (2,151,487)       (1,823,841)         (1,731,875)         (982,611)            (923,684)         (657,319)         (3,746,980)       (3,752,032)             (99,353)           (9,876)
 Units Transferred Due to Consolidation                     5,127,218                 -                    0                 -           3,669,893                 -            1,230,856                 -           2,158,293                 -              920,549                 -           1,054,083                 -                    -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       45,680,242        48,018,721                   (0)          596,230          18,007,797        17,388,860           16,819,288        17,579,107          17,341,771         9,668,062            6,946,347         6,565,088          31,110,564        40,507,419              660,802           617,727
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen - VA                         Evergreen - VA                        Evergreen - VA                         Evergreen - VA                        Evergreen - VA                         Evergreen - VA                        Evergreen - VA                         Evergreen - VA
                                                                 Blue Chip                           Capital Growth                         Equity Index                   Foundation                                   Global Leaders                      International Growth                 Omega                                  Perpetual International
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended       * May 1 thru          Year Ended        Jan. 1 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002    Aug. 3, 2001 **
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                    526,302           351,338              788,396           268,886             526,290           302,954            1,019,799           755,890           1,520,376           887,758               45,358                 -           2,585,848         1,637,475                    -            57,408
 Units Purchased                                               35,884           236,515               97,952           399,128              78,905           203,742               65,956           330,065             134,785           423,719                6,089               352             207,266           753,689                    -             5,413
 Units Transferred Between Sub-accounts                       (48,867)          (42,273)             (34,634)          138,858              13,002            27,889              (41,433)          (28,197)             (2,816)          286,608               (4,120)           45,099             181,712           291,113                    -           (62,667)
 Units Surrendered                                            (50,012)          (19,278)            (144,502)          (18,475)            (78,602)           (8,294)             (94,972)          (37,959)           (192,421)          (77,709)              (1,353)              (93)           (381,237)          (96,430)                   -              (153)
 Units Transferred Due to Consolidation                             -                 -                    -                 -                   -                 -                    -                 -             325,497                 -                    -                 -              76,998                 -                    -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                          463,307           526,302              707,212           788,396             539,595           526,290              949,349         1,019,799           1,785,421         1,520,376               45,975            45,358           2,670,586         2,585,848                    -                 0
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen - VA                         Evergreen - VA                        Evergreen - VA                          First Trust -                         First Trust -                          First Trust -                         First Trust -                          First Trust -
                                                              Small-Cap Value                        Special Equity                       Strategic Income                      10 Uncommon Values                          Energy                           Financial Services                     Global Target 15                       NASDAQ Target 15
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                    258,972            65,490            2,540,062         1,731,145             341,316           118,558            2,255,266         2,690,435                   -                 -                    -                 -                   -                 -                    -                 -
 Units Purchased                                               69,939           139,848              177,277           502,070              52,158           169,127               89,203           387,125               5,852                 -               13,539                 -               7,748                 -                8,775                 -
 Units Transferred Between Sub-accounts                        62,259            59,486             (175,619)          485,545             151,544            62,145             (489,346)         (650,993)             (6,425)                -               (1,755)                -                (272)                -               29,928                 -
 Units Surrendered                                            (73,002)           (5,851)            (322,709)         (178,699)            (44,337)           (8,514)            (131,628)         (171,302)             (4,932)                -               (6,453)                -              (6,753)                -               (4,705)                -
 Units Transferred Due to Consolidation                             -                 -              334,372                 -                   -                 -              499,271                 -             234,262                 -              376,715                 -             292,913                 -              587,382                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                          318,168           258,972            2,553,384         2,540,062             500,680           341,316            2,222,766         2,255,266             228,757                 -              382,046                 -             293,636                 -              621,380                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               First Trust -                          First Trust -                         First Trust -                          First Trust -                         First Trust -                          First Trust -                         Galaxy - VIP                           Galaxy - VIP
                                                              Pharmaceutical                          S&P Target 24                      Target Managed VIP                         Technology                          The Dow DART 10                     Value Line Target 25                    Asset Allocation                    Columbia High Yield II
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                      ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                          -                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -
 Units Purchased                                               15,225                 -               11,245                 -             196,049                 -                8,376                 -              17,889                 -               75,126                 -                 520                 -                    4                 -
 Units Transferred Between Sub-accounts                           741                 -                5,934                 -              52,181                 -                4,273                 -              32,659                 -               32,649                 -             (23,339)                -                  123                 -
 Units Surrendered                                             (7,763)                -              (12,118)                -             (18,076)                -               (1,840)                -             (19,094)                -               (4,423)                -             (77,281)                -               (1,529)                -
 Units Transferred Due to Consolidation                       404,486                 -              797,205                 -           1,678,148                 -              439,833                 -             592,926                 -            1,196,967                 -           2,422,329                 -              114,096                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                          412,689                 -              802,267                 -           1,908,301                 -              450,643                 -             624,380                 -            1,300,318                 -           2,322,229                 -              112,694                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               Galaxy - VIP                           Galaxy - VIP                          Galaxy - VIP                           Galaxy - VIP                          Galaxy - VIP                           Galaxy - VIP                          INVESCO - VIF                          INVESCO - VIF
                                                        Columbia Real Estate Equity II                   Equity                          Growth with Income               Money Market                                 Quality Plus Bond                    Small Company Growth                        Dynamics                          Financial Services
                                                    ---------------------------------------------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                      ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                          -                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -          13,391,660        11,409,827           11,612,048        14,091,636
 Units Purchased                                                  (79)                -                  708                 -                  23                 -               67,282                 -                  19                 -                   12                 -             716,503         2,069,898              328,618         2,323,790
 Units Transferred Between Sub-accounts                        (3,493)                -              (14,986)                -               2,966                 -               77,714                 -               6,443                 -                    -                 -          (4,009,192)          855,017           (3,285,037)       (3,730,125)
 Units Surrendered                                             (1,893)                -              (47,934)                -             (17,408)                -             (220,300)                -             (24,935)                -               (6,085)                -          (1,715,018)         (943,082)          (1,125,985)       (1,073,253)
 Units Transferred Due to Consolidation                        62,680                 -            1,737,467                 -             671,089                 -              829,446                 -             632,195                 -              293,108                 -           1,894,037                 -              677,750                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                           57,215                 -            1,675,255                 -             656,671                 -              754,142                 -             613,722                 -              287,035                 -          10,277,990        13,391,660            8,207,393        11,612,048
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               INVESCO - VIF                          INVESCO - VIF                         INVESCO - VIF                          Montgomery -                          ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                              Health Sciences                          Technology                        Telecommunications                       Emerging Markets                           Asia                                   Banks                            Basic Materials                    Bear
                                                    ------------------------------------   ------------------------------------  ------------------------------------   --------------------------------------------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 17,419,141        19,381,405           26,652,622        29,491,113          13,553,158        17,856,118           14,095,135        12,899,472                   -                 -                    -                 -                   -                 -            3,059,897                 -
 Units Purchased                                              543,010         3,114,993              558,008         3,765,519             411,066         1,521,290              407,740           836,538               8,495                 -                5,938                 -               8,325                 -              164,084           178,199
 Units Transferred Between Sub-accounts                    (4,915,845)       (3,872,295)          (6,353,434)       (4,746,368)         (3,353,700)       (4,891,395)          (2,034,522)        1,308,684           2,279,613                 -              535,426                 -             456,986                 -            1,047,717         3,035,152
 Units Surrendered                                         (1,616,914)       (1,204,962)          (2,023,734)       (1,857,642)         (1,270,427)         (932,854)          (1,549,942)         (949,559)            (41,415)                -             (185,318)                -             (52,606)                -             (499,546)         (153,454)
 Units Transferred Due to Consolidation                       995,453                 -              927,575                 -             517,965                 -            1,140,803                 -             144,924                 -              317,386                 -              41,933                 -            2,144,631                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       12,424,845        17,419,141           19,761,036        26,652,622           9,858,062        13,553,158           12,059,215        14,095,135           2,391,617                 -              673,432                 -             454,639                 -            5,916,783         3,059,897
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                               Biotechnology                              Bull                                Bull Plus                          Consumer Cyclical                   Consumer Non-Cyclical                         Energy                               Europe 30                              Financial
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru        Year Ended        Year Ended           Year Ended      * Jan. 22 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                  5,093,235                 -                    -                 -           7,628,819                 -                    -                 -                   -                 -            2,299,149                 -           5,711,763         2,327,562            2,154,106                 -
 Units Purchased                                              122,262           438,847               56,258                 -             304,545           667,858                7,010                 -              19,596                 -               99,748           296,483             154,363           482,197              134,094           158,798
 Units Transferred Between Sub-accounts                    (2,554,713)        4,815,995            5,379,551                 -          (1,277,080)        8,305,636              428,447                 -             458,700                 -              (96,178)        2,178,531          (3,497,167)        3,192,410           (1,265,119)        2,142,715
 Units Surrendered                                           (282,891)         (161,607)            (222,906)                -            (969,301)       (1,344,675)             (20,451)                -             (97,576)                -             (285,616)         (175,865)           (385,514)         (290,406)            (382,761)         (147,407)
 Units Transferred Due to Consolidation                       327,748                 -            2,487,026                 -           1,691,821                 -               58,003                 -             216,183                 -              491,713                 -             918,181                 -              764,340                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        2,705,640         5,093,235            7,699,930                 -           7,378,804         7,628,819              473,010                 -             596,903                 -            2,508,817         2,299,149           2,901,626         5,711,763            1,404,659         2,154,106
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                                Healthcare                             Industrial                             Internet                                 Japan                            Mid-Cap Growth                          Mid-Cap Value                              OTC                              Pharmacueticals
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                  3,489,097                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -          11,681,189                 -                    -                 -
 Units Purchased                                              174,551           239,023                4,973                 -              14,849                 -               15,070                 -              49,807                 -               52,071                 -             480,802           842,812               25,361                 -
 Units Transferred Between Sub-accounts                    (2,237,472)        3,423,390              155,941                 -           3,051,118                 -              350,179                 -           1,231,299                 -            1,267,453                 -           7,897,345        11,406,396              171,012                 -
 Units Surrendered                                           (384,424)         (173,316)             (42,111)                -             (77,812)                -              (26,652)                -             (69,131)                -             (119,279)                -          (2,282,455)         (568,019)             (82,428)                -
 Units Transferred Due to Consolidation                       821,607                 -               24,002                 -             377,677                 -               85,071                 -             739,968                 -              423,029                 -           2,764,218                 -              284,103                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        1,863,359         3,489,097              142,806                 -           3,365,832                 -              423,667                 -           1,951,944                 -            1,623,274                 -          20,541,100        11,681,189              398,047                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                              Precious Metals                          Real Estate                    Rising Rates Opportunity                     Semiconductor                           Short OTC                          Small-Cap Growth                       Small-Cap Value                          Technology
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru        *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                          -                 -            3,592,834                 -                   -                 -                    -                 -                   -                 -                    -                 -                   -                 -            2,524,295                 -
 Units Purchased                                               35,648                 -              118,320           104,086             111,667                 -               19,347                 -              14,825                 -               36,637                 -              60,496                 -               60,024           519,443
 Units Transferred Between Sub-accounts                     5,316,554                 -           (1,628,539)        3,670,794             453,334                 -              648,995                 -             793,484                 -            2,613,211                 -           3,537,124                 -            1,036,559         2,120,912
 Units Surrendered                                           (277,242)                -             (433,899)         (182,045)            (67,734)                -              (60,473)                -            (132,379)                -             (102,103)                -            (136,895)                -             (236,199)         (116,060)
 Units Transferred Due to Consolidation                       645,708                 -              348,213                 -             392,347                 -              128,675                 -             598,018                 -              559,779                 -             637,524                 -              234,742                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        5,720,667                 -            1,996,929         3,592,834             889,614                 -              736,544                 -           1,273,948                 -            3,107,525                 -           4,098,250                 -            3,619,421         2,524,295
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                   Prudential - SP Jennison                     Rydex - Nova
                                                            Telecommunications                    U.S. Government Plus                      Ultra Mid-Cap                            Ultra OTC                          Ultra Small-Cap                           Utilities                       International Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended      * Jan. 22 thru        Year Ended       * May 1 thru          Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                    583,065                 -                    -                 -                   -                 -           50,124,696        17,597,528          10,010,482         3,258,574            1,589,344                 -             273,843                 -            3,990,618        14,799,352
 Units Purchased                                               66,314            71,983              115,160                 -              33,023                 -            3,195,673         5,306,142             168,665           309,225               86,722           203,225              96,697            50,304                8,779           200,713
 Units Transferred Between Sub-accounts                     2,561,793           578,239           10,878,854                 -           2,733,495                 -           21,930,695        29,347,431          (4,210,690)        6,742,566            2,659,566         1,510,934             200,308           237,344           (1,078,990)      (10,154,425)
 Units Surrendered                                           (233,751)          (67,157)            (728,666)                -            (165,897)                -           (4,522,798)       (2,126,405)           (514,974)         (299,884)            (483,912)         (124,815)            (31,057)          (13,805)            (328,260)         (855,022)
 Units Transferred Due to Consolidation                       699,992                 -              475,984                 -             448,973                 -            2,787,067                 -             886,870                 -              262,101                 -             156,843                 -              213,596                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        3,677,413           583,065           10,741,332                 -           3,049,594                 -           73,515,333        50,124,696           6,340,353        10,010,482            4,113,821         1,589,344             696,634           273,843            2,805,743         3,990,618
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                Rydex - OTC                           Rydex - Ursa                     WFVT - Asset Allocation                 WFVT - Corporate Bond                 WFVT - Equity Income                    WFVT - Equity Value                      WFVT - Growth                      WFVT - International
                                                                                                                                                                                                                                                                                                                                                Equity
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 15,866,046        32,179,793              351,487         2,269,599          10,328,629        11,237,827            2,978,591         3,634,317           1,019,937           502,986            3,705,869         4,442,888           3,783,815         4,373,354              205,255           127,257
 Units Purchased                                               47,586           947,085                  445            23,427             184,388           586,060               39,539           105,056             183,158           226,735               83,029           204,622              19,785            31,439               46,499            54,915
 Units Transferred Between Sub-accounts                    (4,036,240)      (15,735,204)             (85,720)       (1,894,400)         (1,040,222)         (580,938)            (202,263)         (441,674)            468,797           338,967             (561,339)         (653,658)           (502,291)         (266,943)              36,348            38,958
 Units Surrendered                                         (1,211,475)       (1,525,627)             (31,532)          (47,139)         (1,133,176)         (914,320)            (364,291)         (319,108)           (219,390)          (48,752)            (349,910)         (287,983)           (361,252)         (354,035)             (27,014)          (15,875)
 Units Transferred Due to Consolidation                       406,034                 -                5,259                 -                   -                 -                    -                 -             148,232                 -              175,973                 -                   -                 -                    -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       11,071,951        15,866,046              239,938           351,487           8,339,619        10,328,629            2,451,576         2,978,591           1,600,734         1,019,937            3,053,622         3,705,869           2,940,057         3,783,815              261,088           205,255
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           WFVT - Large Company                    WFVT - Money Market                    WFVT - Small-Cap
                                                                  Growth                                                                       Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------
 Units Outstanding Beginning of the Period                  1,900,437         1,563,551            5,952,104         3,440,514             900,655           902,955
 Units Purchased                                              137,150           326,722              586,570         1,352,228              48,455            72,461
 Units Transferred Between Sub-accounts                       (37,084)          123,679            3,241,835         4,104,443             (87,820)          (38,789)
 Units Surrendered                                           (254,671)         (113,514)          (4,389,067)       (2,945,081)            (83,444)          (35,972)
 Units Transferred Due to Consolidation                             -                 -                    -                 -                   -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------
 Units Outstanding End of the Period                        1,745,833         1,900,437            5,391,441         5,952,104             777,846           900,655
                                                    ====================================   ====================================  ====================================
                                                    ====================================   ====================================  ====================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.